UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05629

Voya Investors Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-366-0066

Date of fiscal year end: December 31

Date of reporting period: January 1, 2021 to June 30, 2021

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2021

Classes ADV, I, R6, S and S2

Voya Investors Trust

■	Voya Government Liquid Assets Portfolio	■	VY® Morgan Stanley Global Franchise Portfolio
■	VY® Clarion Global Real Estate Portfolio	■	VY® T. Rowe Price Capital Appreciation Portfolio
■	VY® Invesco Growth and Income Portfolio	■	VY® T. Rowe Price Equity Income Portfolio
■	VY® JPMorgan Emerging Markets Equity Portfolio	■	VY® T. Rowe Price International Stock Portfolio

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, are no longer sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-866-345-5954. Your election to receive reports in paper will apply to all the funds in which you invest

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT voyainvestments.com

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month year ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180. Voya Government Liquid Assets Portfolio does not file on Form N-PORT.

The Voya Government Liquid Assets Portfolio files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov or the monthly schedule of portfolio holdings are also available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Global Economy Still on Road to Recovery

Dear Shareholder,

The reporting period covered in this report roughly coincides with the progress made in fighting the COVID-19 pandemic. With the development of vaccines in the fall of 2020, the world began to turn the tables on the virus. It became possible to relax the aggressive countermeasures that shut down the global economy and turned so many lives inside out. Economic progress in 2021 has closely paralleled progress in getting populations vaccinated. Although infection from new viral variants remains a threat, many nations including the United States have not reimposed lockdowns, and global economic momentum is continuing. Broadening business activity has intensified supply and demand imbalances, pressuring prices higher. While we’re likely to see a higher base rate of inflation, we do not believe that the U.S. Federal Reserve Board will have to dramatically raise interest rates to stave it off.

While the economy and financial markets appear to be upholding their recent strength and in our opinion are expected to continue doing so this year, it’s always possible that something unexpected could crop up. Therefore, in our view, it bears repeating that one should invest to achieve one’s long-term goals, and not seek to beat the market today, this week, this month or this year. Keep focused on your long-term goals and don’t get distracted by short-term news, however compelling the headlines. Should your long-term goals change, discuss the situation thoroughly with your investment advisor before making any changes to your investment portfolio.

Regardless of events, at Voya we believe that we remain well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Dina Santoro
President
Voya Family of Funds
July 22, 2021

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2021*	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2021*
Voya Government Liquid Assets Portfolio
Class I	$1,000.00	$1,000.10	0.05%	$0.25	$1,000.00	$1,024.55	0.05%	$0.25
Class S	1,000.00	1,000.10	0.05	0.25	1,000.00	1,024.55	0.05	0.25
Class S2	1,000.00	1,000.10	0.05	0.25	1,000.00	1,024.55	0.05	0.25
VY® Clarion Global Real Estate Portfolio
Class ADV	1,000.00	1,175.40	1.47%	7.93	1,000.00	1,017.50	1.47%	7.35
Class I	1,000.00	1,179.10	0.87	4.70	1,000.00	1,020.48	0.87	4.36
Class S	1,000.00	1,177.10	1.12	6.05	1,000.00	1,019.24	1.12	5.61
Class S2	1,000.00	1,176.20	1.27	6.85	1,000.00	1,018.50	1.27	6.36
VY® Invesco Growth and Income Portfolio
Class ADV	1,000.00	1,195.00	1.21%	6.59	1,000.00	1,018.79	1.21%	6.06
Class I	1,000.00	1,198.50	0.61	3.33	1,000.00	1,021.77	0.61	3.06
Class S	1,000.00	1,197.40	0.86	4.69	1,000.00	1,020.53	0.86	4.31
Class S2	1,000.00	1,196.40	1.01	5.50	1,000.00	1,019.79	1.01	5.06

2

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2021*	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2021*
VY® JPMorgan Emerging Markets Equity Portfolio
Class ADV	$1,000.00	$1,032.40	1.85%	$9.32	$1,000.00	$1,015.62	1.85%	$9.25
Class I	1,000.00	1,035.20	1.25	6.31	1,000.00	1,018.60	1.25	6.26
Class S	1,000.00	1,034.00	1.50	7.56	1,000.00	1,017.36	1.50	7.50
Class S2	1,000.00	1,033.40	1.65	8.32	1,000.00	1,016.61	1.65	8.25
VY® Morgan Stanley Global Franchise Portfolio
Class ADV	1,000.00	1,094.40	1.54%	8.00	1,000.00	1,017.16	1.54%	7.70
Class R6	1,000.00	1,097.90	0.94	4.89	1,000.00	1,020.13	0.94	4.71
Class S	1,000.00	1,096.60	1.19	6.19	1,000.00	1,018.89	1.19	5.96
Class S2	1,000.00	1,096.10	1.34	6.96	1,000.00	1,018.15	1.34	6.71
VY® T. Rowe Price Capital Appreciation Portfolio
Class ADV	1,000.00	1,097.00	1.24%	6.45	1,000.00	1,018.65	1.24%	6.21
Class I	1,000.00	1,099.90	0.64	3.33	1,000.00	1,021.62	0.64	3.21
Class R6	1,000.00	1,100.10	0.64	3.33	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,098.90	0.89	4.63	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,097.90	1.04	5.41	1,000.00	1,019.64	1.04	5.21
VY® T. Rowe Price Equity Income Portfolio
Class ADV	1,000.00	1,180.80	1.21%	6.54	1,000.00	1,018.79	1.21%	6.06
Class I	1,000.00	1,184.50	0.61	3.30	1,000.00	1,021.77	0.61	3.06
Class S	1,000.00	1,182.70	0.86	4.65	1,000.00	1,020.53	0.86	4.31
Class S2	1,000.00	1,182.20	1.01	5.46	1,000.00	1,019.79	1.01	5.06
VY® T. Rowe Price International Stock Portfolio
Class ADV	1,000.00	1,067.70	1.36%	6.97	1,000.00	1,018.05	1.36%	6.80
Class I	1,000.00	1,070.70	0.76	3.90	1,000.00	1,021.03	0.76	3.81
Class S	1,000.00	1,069.30	1.01	5.18	1,000.00	1,019.79	1.01	5.06

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

3

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2021 (UNAUDITED)

	Voya Government Liquid Assets Portfolio	VY® Clarion Global Real Estate Portfolio	VY® Invesco Growth and Income Portfolio	VY® JPMorgan Emerging Markets Equity Portfolio
ASSETS:
Investments in securities at fair value+*	$—	$217,234,486	$433,704,255	$570,861,574
Short-term investments at fair value†	—	7,742,636	10,050,268	10,826,393
Short-term investments at amortized cost	387,223,229	—	—	—
Repurchase agreements	526,584,000	—	—	—
Cash	574	—	—	—
Foreign currencies at value‡	—	10,332	736	20,401
Receivables:
Investment securities and currencies sold	194,473,478	3,181,350	2,046,226	11,622,051
Fund shares sold	356,591	78,494	52,570	762,146
Dividends	885	667,609	574,545	573,751
Interest	23,697	—	—	—
Foreign tax reclaims	—	116,288	137,847	65,605
Unrealized appreciation on forward foreign currency contracts	—	—	70,680	453
Prepaid expenses	—	53	—	—
Reimbursement due from Investment Adviser	399,665	31,425	—	—
Other assets	29,312	13,944	26,314	28,370
Total assets	1,109,091,431	229,076,617	446,663,441	594,760,744
LIABILITIES:
Payable for investment securities and currencies purchased	259,926,396	3,638,091	2,367,309	9,023,860
Payable for fund shares redeemed	864,404	752,535	378,533	44,473
Payable upon receipt of securities loaned	—	4,986,306	—	10,826,393
Unrealized depreciation on forward foreign currency contracts	—	—	6,395	—
Payable for unified fees	194,542	—	221,855	587,853
Payable for investment management fees	—	158,900	—	—
Payable for distribution and shareholder service fees	220,131	26,617	92,537	117,303
Payable to custodian due to bank overdraft	—	—	—	166,253
Payable to trustees under the deferred compensation plan (Note 6)	29,312	13,944	26,314	28,370
Payable for trustee fees	31,718	1,026	—	—
Payable for foreign capital gains tax	—	—	—	1,990,419
Other accrued expenses and liabilities	—	122,725	—	—
Total liabilities	261,266,503	9,700,144	3,092,943	22,784,924
NET ASSETS	$847,824,928	$219,376,473	$443,570,498	$571,975,820

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$847,841,458	$163,673,765	$291,041,410	$237,361,560
Total distributable earnings (loss)	(16,530)	55,702,708	152,529,088	334,614,260
NET ASSETS	$847,824,928	$219,376,473	$443,570,498	$571,975,820

+ Including securities loaned at value	$—	$4,634,301	$—	$10,603,545
* Cost of investments in securities	$—	$159,943,357	$312,551,531	$332,712,966
† Cost of short-term investments	$—	$7,742,636	$10,050,268	$10,826,393
‡ Cost of foreign currencies	$—	$10,356	$733	$20,489

See Accompanying Notes to Financial Statements

4

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

	Voya Government Liquid Assets Portfolio	VY® Clarion Global Real Estate Portfolio	VY® Invesco Growth and Income Portfolio	VY® JPMorgan Emerging Markets Equity Portfolio

Class ADV
Net assets	n/a	$15,687,147	$18,143,676	$63,033,099
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	1,301,282	736,275	2,355,461
Net asset value and redemption price per share	n/a	$12.06	$24.64	$26.76
Class I
Net assets	$54,038,995	$114,648,126	$38,600,865	$94,355,586
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	54,033,630	9,218,444	1,544,262	3,308,040
Net asset value and redemption price per share	$1.00	$12.44	$25.00	$28.52
Class S
Net assets	$336,845,799	$88,176,308	$361,033,742	$401,750,675
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	336,812,282	7,131,205	14,277,414	14,207,174
Net asset value and redemption price per share	$1.00	$12.36	$25.29	$28.28
Class S2
Net assets	$456,940,134	$864,892	$25,792,215	$12,836,460
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	456,894,625	69,311	1,032,447	460,399
Net asset value and redemption price per share	$1.00	$12.48	$24.98	$27.88

See Accompanying Notes to Financial Statements

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2021 (UNAUDITED)

	VY® Morgan Stanley Global Franchise Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio	VY® T. Rowe Price Equity Income Portfolio	VY® T. Rowe Price International Stock Portfolio
ASSETS:
Investments in securities at fair value+*	$428,856,034	$7,831,607,136	$377,174,625	$224,226,835
Short-term investments at fair value†	5,845,606	802,454,097	8,007,820	10,534,332
Cash	—	15,201,314	2,000,000	1,503,727
Foreign currencies at value‡	50	229,813	—	338,731
Receivables:
Investment securities and currencies sold	946,383	9,924,644	1,249,051	311,670
Fund shares sold	—	2,779,495	149,922	304,237
Dividends	738,669	2,024,131	560,990	144,132
Interest	—	11,212,578	1,548	792
Foreign tax reclaims	195,211	—	53,122	385,153
Prepaid expenses	—	—	—	62
Other assets	18,246	247,769	47,757	12,182
Total assets	436,600,199	8,675,680,977	389,244,835	237,761,853
LIABILITIES:
Payable for investment securities and currencies purchased	834,478	66,085,017	612,582	399,414
Payable for fund shares redeemed	526,683	1,969,950	161,182	6,086
Payable upon receipt of securities loaned	—	28,001,203	5,566,708	7,942,429
Payable for unified fees	330,506	4,374,162	191,589	—
Payable for investment management fees	—	—	—	124,366
Payable for distribution and shareholder service fees	130,618	1,821,106	92,604	45,211
Payable to trustees under the deferred compensation plan (Note 6)	18,246	247,769	47,757	12,182
Payable for trustee fees	—	—	—	1,146
Other accrued expenses and liabilities	—	—	—	179,803
Written options, at fair valueˆ	—	110,722,455	—	1,530
Total liabilities	1,840,531	213,221,662	6,672,422	8,712,167
NET ASSETS	$434,759,668	$8,462,459,315	$382,572,413	$229,049,686

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$234,810,674	$5,400,004,586	$250,518,991	$149,043,312
Total distributable earnings	199,948,994	3,062,454,729	132,053,422	80,006,374
NET ASSETS	$434,759,668	$8,462,459,315	$382,572,413	$229,049,686

+ Including securities loaned at value	$—	$27,296,202	$5,450,174	$7,640,272
* Cost of investments in securities	$281,648,479	$6,280,327,177	$272,330,635	$161,184,346
† Cost of short-term investments	$5,845,606	$802,454,097	$8,007,820	$10,534,332
‡ Cost of foreign currencies	$50	$228,803	$—	$337,378
ˆ Premiums received on written options	$—	$68,691,758	$—	$5,854

See Accompanying Notes to Financial Statements

6

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

	VY® Morgan Stanley Global Franchise Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio	VY® T. Rowe Price Equity Income Portfolio	VY® T. Rowe Price International Stock Portfolio
Class ADV
Net assets	$131,595,953	$1,747,963,052	$59,735,178	$26,233,805
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	7,276,829	53,277,718	5,346,945	1,386,900
Net asset value and redemption price per share	$18.08	$32.81	$11.17	$18.92
Class I
Net assets	n/a	$1,443,420,850	$73,769,612	$48,224,476
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	41,473,848	6,421,662	2,528,592
Net asset value and redemption price per share	n/a	$34.80	$11.49	$19.07
Class R6
Net assets	$1,573,952	$593,417,683	n/a	n/a
Shares authorized	unlimited	unlimited	n/a	n/a
Par value	$0.001	$0.001	n/a	n/a
Shares outstanding	79,774	17,039,861	n/a	n/a
Net asset value and redemption price per share	$19.73	$34.83	n/a	n/a
Class S
Net assets	$262,176,528	$4,605,950,749	$159,832,725	$154,591,405
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	13,276,036	132,486,465	13,720,588	8,150,040
Net asset value and redemption price per share	$19.75	$34.77	$11.65	$18.97
Class S2
Net assets	$39,413,235	$71,706,981	$89,234,898	n/a
Shares authorized	unlimited	unlimited	unlimited	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	2,020,112	2,082,365	7,904,467	n/a
Net asset value and redemption price per share	$19.51	$34.44	$11.29	n/a

See Accompanying Notes to Financial Statements

7

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2021 (UNAUDITED)

	Voya Government Liquid Assets Portfolio	VY® Clarion Global Real Estate Portfolio	VY® Invesco Growth and Income Portfolio	VY® JPMorgan Emerging Markets Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$7,915	$2,962,692	$4,291,650	$3,017,366
Interest	197,089	—	—	—
Securities lending income, net	—	9,545	16,163	21,296
Total investment income	205,004	2,972,237	4,307,813	3,038,662
EXPENSES:
Investment management fees	—	915,750	—	—
Unified fees	1,248,107	—	1,346,145	3,617,546
Distribution and shareholder service fees:
Class ADV	—	44,764	51,030	184,654
Class S	440,627	104,298	433,437	511,548
Class S2	982,728	1,643	50,694	26,139
Transfer agent fees:
Class ADV	—	9,089	—	—
Class I	—	63,536	—	—
Class S	—	50,820	—	—
Class S2	—	499	—	—
Shareholder reporting expense	—	18,340	—	—
Professional fees	—	5,430	—	—
Custody and accounting expense	—	18,517	—	—
Trustee fees and expenses	23,201	4,104	7,621	10,378
Miscellaneous expense	—	5,399	—	—
Interest expense	—	—	—	625
Total expenses	2,694,663	1,242,189	1,888,927	4,350,890
Waived and reimbursed fees	(2,489,659)	(206,483)	(63,706)	—
Brokerage commission recapture	—	(570)	—	(455)
Net expenses	205,004	1,035,136	1,825,221	4,350,435
Net investment income (loss)	—	1,937,101	2,482,592	(1,311,773)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheldˆ)	128,382	12,176,191	26,877,246	57,937,452
Forward foreign currency contracts	—	8,441	(159,444)	204
Foreign currency related transactions	—	(18,257)	17,625	44,255
Net realized gain	128,382	12,166,375	26,735,427	57,981,911
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	—	19,418,130	45,486,665	(37,845,393)
Forward foreign currency contracts	—	(207)	274,609	449
Foreign currency related transactions	—	(7,247)	(19,976)	(10,311)
Net change in unrealized appreciation (depreciation)	—	19,410,676	45,741,298	(37,855,255)
Net realized and unrealized gain	128,382	31,577,051	72,476,725	20,126,656
Increase in net assets resulting from operations	$128,382	$33,514,152	$74,959,317	$18,814,883

* Foreign taxes withheld	$—	$139,396	$80,524	$502,184
ˆ Foreign capital gains taxes withheld	$—	$—	$—	$145,321
# Foreign capital gains taxes accrued	$—	$—	$—	$1,990,419

See Accompanying Notes to Financial Statements

8

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2021 (UNAUDITED)

	VY® Morgan Stanley Global Franchise Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio	VY® T. Rowe Price Equity Income Portfolio	VY® T. Rowe Price International Stock Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,901,018	$35,545,905	$4,213,172	$2,083,028
Interest	—	36,539,881	20,722	—
Securities lending income, net	1,136	138,274	17,917	10,510
Total investment income	3,902,154	72,224,060	4,251,811	2,093,538
EXPENSES:
Investment management fees	—	—	—	727,743
Unified fees	2,008,061	25,600,418	1,178,758	—
Distribution and shareholder service fees:
Class ADV	370,272	4,896,291	161,532	75,336
Class S	319,545	5,577,182	190,345	194,646
Class S2	76,334	142,346	173,946	—
Transfer agent fees:
Class ADV	—	—	—	5,458
Class I	—	—	—	10,125
Class S	—	—	—	33,846
Shareholder reporting expense	—	—	—	15,651
Professional fees	—	—	—	10,498
Custody and accounting expense	—	—	—	61,444
Trustee fees and expenses	8,707	147,497	6,880	4,586
Miscellaneous expense	—	—	—	56,107
Interest expense	—	—	130	—
Total expenses	2,782,919	36,363,734	1,711,591	1,195,440
Waived and reimbursed fees	(54,427)	—	(55,784)	(7,559)
Net expenses	2,728,492	36,363,734	1,655,807	1,187,881
Net investment income	1,173,662	35,860,326	2,596,004	905,657
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	13,575,685	528,866,613	19,176,100	12,587,904
Forward foreign currency contracts	—	—	—	(1,122)
Foreign currency related transactions	15,049	(74,337)	1,506	(8,833)
Written options	—	26,964,583	—	36,920
Net realized gain	13,590,734	555,756,859	19,177,606	12,614,869
Net change in unrealized appreciation (depreciation) on:
Investments	24,174,809	170,112,814	40,086,723	1,763,624
Forward foreign currency contracts	—	—	—	267
Foreign currency related transactions	(9,859)	30,037	(991)	(9,071)
Written options	—	4,525,293	—	18,117
Net change in unrealized appreciation (depreciation)	24,164,950	174,668,144	40,085,732	1,772,937
Net realized and unrealized gain	37,755,684	730,425,003	59,263,338	14,387,806
Increase in net assets resulting from operations	$38,929,346	$766,285,329	$61,859,342	$15,293,463

* Foreign taxes withheld	$89,714	$78,677	$77,288	$310,077

See Accompanying Notes to Financial Statements

9

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Government Liquid Assets Portfolio		VY® Clarion Global Real Estate Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$—	$1,420,460	$1,937,101	$3,655,947
Net realized gain (loss)	128,382	330,328	12,166,375	(7,007,785)
Net change in unrealized appreciation (depreciation)	—	—	19,410,676	(9,668,409)
Increase (decrease) in net assets resulting from operations	128,382	1,750,788	33,514,152	(13,020,247)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	—	(1,943,130)
Class I	(8,071)	(160,481)	—	(13,539,081)
Class S	(49,063)	(795,507)	—	(11,140,696)
Class S2	(68,928)	(801,847)	—	(103,320)
Total distributions	(126,062)	(1,757,835)	—	(26,726,227)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	100,219,364	588,651,285	9,552,286	15,969,658
Reinvestment of distributions	126,062	1,757,835	—	26,726,227
	100,345,426	590,409,120	9,552,286	42,695,885
Cost of shares redeemed	(219,249,034)	(350,271,057)	(17,220,993)	(43,792,715)
Net increase (decrease) in net assets resulting from capital share transactions	(118,903,608)	240,138,063	(7,668,707)	(1,096,830)
Net increase (decrease) in net assets	(118,901,288)	240,131,016	25,845,445	(40,843,304)

NET ASSETS:
Beginning of year or period	966,726,216	726,595,200	193,531,028	234,374,332
End of year or period	$847,824,928	$966,726,216	$219,376,473	$193,531,028

See Accompanying Notes to Financial Statements

10

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Invesco Growth and Income Portfolio		VY® JPMorgan Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income (loss)	$2,482,592	$6,389,512	$(1,311,773)	$(2,155,611)
Net realized gain (loss)	26,735,427	(3,654,870)	57,981,911	43,071,876
Net change in unrealized appreciation (depreciation)	45,741,298	480,905	(37,855,255)	103,209,620
Increase in net assets resulting from operations	74,959,317	3,215,547	18,814,883	144,125,885

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(1,511,379)	—	(3,335,242)
Class I	—	(2,995,867)	—	(5,482,509)
Class S	—	(31,609,283)	—	(23,848,555)
Class S2	—	(2,436,023)	—	(770,608)
Total distributions	—	(38,552,552)	—	(33,436,914)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	14,837,914	13,095,950	27,750,850	29,912,036
Reinvestment of distributions	—	38,552,552	—	33,436,914
	14,837,914	51,648,502	27,750,850	63,348,950
Cost of shares redeemed	(34,366,860)	(71,563,036)	(51,718,320)	(108,814,057)
Net decrease in net assets resulting from capital share transactions	(19,528,946)	(19,914,534)	(23,967,470)	(45,465,107)
Net increase (decrease) in net assets	55,430,371	(55,251,539)	(5,152,587)	65,223,864

NET ASSETS:
Beginning of year or period	388,140,127	443,391,666	577,128,407	511,904,543
End of year or period	$443,570,498	$388,140,127	$571,975,820	$577,128,407

See Accompanying Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Morgan Stanley Global Franchise Portfolio		VY® T. Rowe Price Capital Appreciation Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$1,173,662	$2,549,812	$35,860,326	$78,262,680
Net realized gain	13,590,734	35,992,073	555,756,859	973,820,862
Net change in unrealized appreciation (depreciation)	24,164,950	9,934,729	174,668,144	187,123,331
Increase in net assets resulting from operations	38,929,346	48,476,614	766,285,329	1,239,206,873

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(9,746,549)	—	(125,242,472)
Class I	—	—	—	(146,443,507)
Class R6	—	(83,242)	—	(22,268,407)
Class S	—	(21,154,417)	—	(361,997,134)
Class S2	—	(3,140,746)	—	(5,800,989)
Total distributions	—	(34,124,954)	—	(661,752,509)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,052,735	14,807,838	216,161,423	780,080,807
Reinvestment of distributions	—	34,124,954	—	661,752,509
	6,052,735	48,932,792	216,161,423	1,441,833,316
Cost of shares redeemed	(31,616,254)	(58,139,153)	(395,371,438)	(1,589,155,945)
Net decrease in net assets resulting from capital share transactions	(25,563,519)	(9,206,361)	(179,210,015)	(147,322,629)
Net increase in net assets	13,365,827	5,145,299	587,075,314	430,131,735

NET ASSETS:
Beginning of year or period	421,393,841	416,248,542	7,875,384,001	7,445,252,266
End of year or period	$434,759,668	$421,393,841	$8,462,459,315	$7,875,384,001

See Accompanying Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS

	VY® T. Rowe Price Equity Income Portfolio		VY® T. Rowe Price International Stock Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$2,596,004	$6,886,831	$905,657	$997,100
Net realized gain	19,177,606	6,251,840	12,614,869	5,851,108
Net change in unrealized appreciation (depreciation)	40,085,732	(14,818,868)	1,772,937	20,045,597
Increase (decrease) in net assets resulting from operations	61,859,342	(1,680,197)	15,293,463	26,893,805

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(2,417,696)	—	(951,655)
Class I	—	(4,638,752)	—	(1,967,794)
Class S	—	(6,991,587)	—	(6,557,580)
Class S2	—	(4,344,569)	—	—
Total distributions	—	(18,392,604)	—	(9,477,029)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	18,940,232	17,085,747	7,483,441	10,128,091
Reinvestment of distributions	—	18,392,604	—	9,477,029
	18,940,232	35,478,351	7,483,441	19,605,120
Cost of shares redeemed	(44,761,340)	(53,320,095)	(16,689,724)	(30,264,106)
Net decrease in net assets resulting from capital share transactions	(25,821,108)	(17,841,744)	(9,206,283)	(10,658,986)
Net increase (decrease) in net assets	36,038,234	(37,914,545)	6,087,180	6,757,790

NET ASSETS:
Beginning of year or period	346,534,179	384,448,724	222,962,506	216,204,716
End of year or period	$382,572,413	$346,534,179	$229,049,686	$222,962,506

See Accompanying Notes to Financial Statements

13

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations					Less distributions										Ratios to average net assets					Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)		Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)		($)	($)		($)		($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)		($000’s)	(%)
Voya Government Liquid Assets Portfolio
Class I
06-30-21+	1.00	—		0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.01	0.28	0.05	0.05	0.00		54,039	—
12-31-20	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.30	0.28	0.17	0.17	0.23		64,002	—
12-31-19	1.00	0.02		0.00	*	0.02	0.02		0.00	*	—	0.02		—	1.00	2.01	0.29	0.29	0.29	1.93		52,515	—
12-31-18	1.00	0.02		0.00	*	0.02	0.02		0.00	*	—	0.02		—	1.00	1.61	0.29	0.29	0.29	1.61		62,115	—
12-31-17	1.00	0.01		0.00	*	0.01	0.01		0.00	*	—	0.01		—	1.00	0.66	0.29	0.29	0.29	0.62		50,773	—
12-31-16	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.23	0.28	0.28	0.28	0.13		66,214	—
Class S
06-30-21+	1.00	—		0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.01	0.53	0.05	0.05	0.00		336,846	—
12-31-20	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.24	0.53	0.21	0.21	0.17		375,267	—
12-31-19	1.00	0.02		0.00	*	0.02	0.02		0.00	*	—	0.02		—	1.00	1.75	0.54	0.54	0.54	1.68		314,786	—
12-31-18	1.00	0.01		0.00	*	0.01	0.01		0.00	*	—	0.01		—	1.00	1.36	0.54	0.54	0.54	1.33		354,423	—
12-31-17	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.41	0.54	0.54	0.54	0.37		372,943	—
12-31-16	1.00	—		0.00	*	0.00	0.00	*	0.00	*	—	0.00	*	—	1.00	0.09	0.53	0.42	0.42	0.00	*	488,208	—
Class S2
06-30-21+	1.00	—		0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.01	0.68	0.05	0.05	0.00		456,940	—
12-31-20	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.21	0.68	0.23	0.23	0.13		527,457	—
12-31-19	1.00	0.02		0.00	*	0.02	0.02		0.00	*	—	0.02		—	1.00	1.60	0.69	0.69	0.69	1.52		359,294	—
12-31-18	1.00	0.01		0.00	*	0.01	0.01		0.00	*	—	0.01		—	1.00	1.21	0.69	0.69	0.69	1.19		386,368	—
12-31-17	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.28	0.69	0.67	0.67	0.25		358,525	—
12-31-16	1.00	—		0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.09	0.71	0.42	0.42	(0.00	)*	416,495	—
VY® Clarion Global Real Estate Portfolio
Class ADV
06-30-21+	10.26	0.08	•	1.72		1.80	—		—		—	—		—	12.06	17.54	1.67	1.47	1.47	1.44		15,687	35
12-31-20	12.77	0.15	•	(1.11)		(0.96)	0.60		0.95		—	1.55		—	10.26	(5.37)	1.68	1.47	1.47	1.47		14,367	97
12-31-19	10.53	0.17	•	2.34		2.51	0.27		—		—	0.27		—	12.77	23.99	1.62	1.49	1.49	1.40		17,308	77
12-31-18	12.17	0.18	•	(1.24)		(1.06)	0.58		—		—	0.58		—	10.53	(9.10)	1.62	1.49	1.49	1.54		16,608	107
12-31-17	11.41	0.19	•	0.95		1.14	0.38		—		—	0.38		—	12.17	10.20	1.57	1.49	1.49	1.63		22,826	90
12-31-16	11.47	0.16		(0.13)		0.03	0.09		—		—	0.09		—	11.41	0.23	1.61	1.49	1.49	1.33		25,983	49
Class I
06-30-21+	10.55	0.12	•	1.77		1.89	—		—		—	—		—	12.44	17.91	1.07	0.87	0.87	2.06		114,648	35
12-31-20	13.11	0.28		(1.21)		(0.93)	0.68		0.95		—	1.63		—	10.55	(4.83)	1.08	0.87	0.87	2.09		96,799	97
12-31-19	10.81	0.25	•	2.41		2.66	0.36		—		—	0.36		—	13.11	24.74	1.02	0.89	0.89	2.02		119,642	77
12-31-18	12.49	0.25	•	(1.27)		(1.02)	0.66		—		—	0.66		—	10.81	(8.52)	1.02	0.89	0.89	2.14		103,029	107
12-31-17	11.72	0.27	•	0.96		1.23	0.46		—		—	0.46		—	12.49	10.77	0.97	0.89	0.89	2.28		183,921	90
12-31-16	11.77	0.22		(0.10)		0.12	0.17		—		—	0.17		—	11.72	0.89	0.96	0.89	0.89	1.94		183,084	49
Class S
06-30-21+	10.50	0.10	•	1.76		1.86	—		—		—	—		—	12.36	17.71	1.32	1.12	1.12	1.79		88,176	35
12-31-20	13.04	0.22		(1.16)		(0.94)	0.65		0.95		—	1.60		—	10.50	(5.04)	1.33	1.12	1.12	1.85		81,568	97
12-31-19	10.76	0.22	•	2.39		2.61	0.33		—		—	0.33		—	13.04	24.35	1.27	1.14	1.14	1.76		96,519	77
12-31-18	12.43	0.22	•	(1.26)		(1.04)	0.63		—		—	0.63		—	10.76	(8.74)	1.27	1.14	1.14	1.91		90,159	107
12-31-17	11.66	0.24	•	0.96		1.20	0.43		—		—	0.43		—	12.43	10.50	1.22	1.14	1.14	2.00		113,281	90
12-31-16	11.71	0.20	•	(0.12)		0.08	0.13		—		—	0.13		—	11.66	0.62	1.21	1.14	1.14	1.67		123,103	49
Class S2
06-30-21+	10.61	0.09	•	1.78		1.87	—		—		—	—		—	12.48	17.62	1.47	1.27	1.27	1.64		865	35
12-31-20	13.15	0.20		(1.17)		(0.97)	0.62		0.95		—	1.57		—	10.61	(5.19)	1.48	1.27	1.27	1.76		796	97
12-31-19	10.85	0.20	•	2.41		2.61	0.31		—		—	0.31		—	13.15	24.15	1.42	1.29	1.29	1.61		906	77
12-31-18	12.52	0.21	•	(1.27)		(1.06)	0.61		—		—	0.61		—	10.85	(8.84)	1.42	1.29	1.29	1.76		850	107
12-31-17	11.73	0.22	•	0.98		1.20	0.41		—		—	0.41		—	12.52	10.42	1.37	1.29	1.29	1.87		1,048	90
12-31-16	11.78	0.18	•	(0.12)		0.06	0.11		—		—	0.11		—	11.73	0.44	1.39	1.29	1.29	1.52		1,117	49
See Accompanying Notes to Financial Statements

14

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® Invesco Growth and Income Portfolio
Class ADV
06-30-21+	20.62	0.10	•	3.92	4.02	—	—	—	—	—	24.64	19.50	1.24	1.21	1.21	0.82	18,144	14
12-31-20	22.73	0.32		(0.32)	0.00 *	0.35	1.76	—	2.11	—	20.62	2.55	1.24	1.24	1.24	1.45	15,543	32
12-31-19	21.15	0.32	•	4.64	4.96	0.50	2.88	—	3.38	—	22.73	24.30	1.24	1.24	1.24	1.43	18,401	22
12-31-18	27.94	0.32	•	(3.71)	(3.39)	0.30	3.10	—	3.40	—	21.15	(13.88)	1.24	1.24	1.24	1.22	16,868	31
12-31-17	26.55	0.38	•	3.04	3.42	0.51	1.52	—	2.03	—	27.94	13.46	1.24	1.24	1.24	1.43	22,246	17
12-31-16	25.48	0.30	•	4.19	4.49	0.52	2.90	—	3.42	—	26.55	19.52	1.29	1.24	1.24	1.21	18,641	23
Class I
06-30-21+	20.86	0.17	•	3.97	4.14	—	—	—	—	—	25.00	19.85	0.64	0.61	0.61	1.43	38,601	14
12-31-20	23.01	0.39	•	(0.28)	0.11	0.50	1.76	—	2.26	—	20.86	3.22	0.64	0.64	0.64	2.05	30,672	32
12-31-19	21.41	0.46	•	4.69	5.15	0.67	2.88	—	3.55	—	23.01	24.98	0.64	0.64	0.64	2.02	29,773	22
12-31-18	28.23	0.48	•	(3.73)	(3.25)	0.47	3.10	—	3.57	—	21.41	(13.31)	0.64	0.64	0.64	1.82	27,943	31
12-31-17	26.77	0.55	•	3.07	3.62	0.64	1.52	—	2.16	—	28.23	14.13	0.64	0.64	0.64	2.02	33,894	17
12-31-16	25.68	0.45	•	4.23	4.68	0.69	2.90	—	3.59	—	26.77	20.23	0.64	0.64	0.64	1.81	28,117	23
Class S
06-30-21+	21.12	0.14	•	4.03	4.17	—	—	—	—	—	25.29	19.74	0.89	0.86	0.86	1.17	361,034	14
12-31-20	23.25	0.39		(0.33)	0.06	0.43	1.76	—	2.19	—	21.12	2.90	0.89	0.89	0.89	1.81	317,890	32
12-31-19	21.58	0.41	•	4.73	5.14	0.59	2.88	—	3.47	—	23.25	24.73	0.89	0.89	0.89	1.78	367,941	22
12-31-18	28.43	0.42	•	(3.78)	(3.36)	0.39	3.10	—	3.49	—	21.58	(13.58)	0.89	0.89	0.89	1.56	350,968	31
12-31-17	26.94	0.48	•	3.10	3.58	0.57	1.52	—	2.09	—	28.43	13.89	0.89	0.89	0.89	1.76	476,317	17
12-31-16	25.81	0.41		4.23	4.64	0.61	2.90	—	3.51	—	26.94	19.92	0.89	0.89	0.89	1.56	507,524	23
Class S2
06-30-21+	20.88	0.12	•	3.98	4.10	—	—	—	—	—	24.98	19.64	1.04	1.01	1.01	1.02	25,792	14
12-31-20	23.00	0.34		(0.30)	0.04	0.40	1.76	—	2.16	—	20.88	2.77	1.04	1.04	1.04	1.66	24,035	32
12-31-19	21.39	0.37	•	4.67	5.04	0.55	2.88	—	3.43	—	23.00	24.47	1.04	1.04	1.04	1.63	27,277	22
12-31-18	28.19	0.37	•	(3.73)	(3.36)	0.34	3.10	—	3.44	—	21.39	(13.67)	1.04	1.04	1.04	1.41	25,812	31
12-31-17	26.73	0.44	•	3.06	3.50	0.52	1.52	—	2.04	—	28.19	13.67	1.04	1.04	1.04	1.62	33,409	17
12-31-16	25.62	0.35	•	4.23	4.58	0.57	2.90	—	3.47	—	26.73	19.80	1.07	1.04	1.04	1.41	38,721	23
VY® JPMorgan Emerging Markets Equity Portfolio
Class ADV
06-30-21+	25.92	(0.10	)•	0.94	0.84	—	—	—	—	—	26.76	3.24	1.85	1.85	1.85	(0.80)	63,033	16
12-31-20	21.02	(0.17)		6.57	6.40	0.01	1.49	—	1.50	—	25.92	32.71	1.85	1.85	1.85	(0.80)	58,266	22
12-31-19	16.95	0.01		5.24	5.25	—	1.18	—	1.18	—	21.02	31.47	1.86	1.86	1.86	0.03	50,224	21
12-31-18	20.52	(0.01)		(3.49)	(3.50)	0.07	—	—	0.07	—	16.95	(17.12)	1.86	1.86	1.86	(0.07)	40,881	21
12-31-17	14.43	(0.05)		6.19	6.14	0.05	—	—	0.05	—	20.52	42.55	1.86	1.86	1.86	(0.24)	57,093	26
12-31-16	12.92	0.02	•	1.61	1.63	0.12	—	—	0.12	—	14.43	12.62	1.90	1.85	1.85	0.12	35,873	24
Class I
06-30-21+	27.55	(0.03	)•	1.00	0.97	—	—	—	—	—	28.52	3.52	1.25	1.25	1.25	(0.20)	94,356	16
12-31-20	22.24	(0.04)		6.98	6.94	0.14	1.49	—	1.63	—	27.55	33.52	1.25	1.25	1.25	(0.20)	94,067	22
12-31-19	17.80	0.13		5.52	5.65	0.03	1.18	—	1.21	—	22.24	32.23	1.26	1.26	1.26	0.62	79,674	21
12-31-18	21.52	0.12		(3.67)	(3.55)	0.17	—	—	0.17	—	17.80	(16.58)	1.26	1.26	1.26	0.53	61,663	21
12-31-17	15.10	0.08		6.47	6.55	0.13	—	—	0.13	—	21.52	43.45	1.26	1.26	1.26	0.34	82,567	26
12-31-16	13.52	0.10	•	1.70	1.80	0.22	—	—	0.22	—	15.10	13.27	1.25	1.25	1.25	0.71	63,276	24
Class S
06-30-21+	27.35	(0.06	)•	0.99	0.93	—	—	—	—	—	28.28	3.40	1.50	1.50	1.50	(0.46)	401,751	16
12-31-20	22.08	(0.10	)•	6.94	6.84	0.08	1.49	—	1.57	—	27.35	33.23	1.50	1.50	1.50	(0.45)	411,371	22
12-31-19	17.70	0.08		5.48	5.56	0.00 *	1.18	—	1.18	—	22.08	31.91	1.51	1.51	1.51	0.38	370,441	21
12-31-18	21.40	0.05	•	(3.63)	(3.58)	0.12	—	—	0.12	—	17.70	(16.81)	1.51	1.51	1.51	0.27	319,682	21
12-31-17	15.02	0.03		6.44	6.47	0.09	—	—	0.09	—	21.40	43.11	1.51	1.51	1.51	0.11	454,764	26
12-31-16	13.45	0.07	•	1.67	1.74	0.17	—	—	0.17	—	15.02	12.95	1.50	1.50	1.50	0.47	362,865	24

See Accompanying Notes to Financial Statements

15

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® JPMorgan Emerging Markets Equity Portfolio (continued)
Class S2
06-30-21+	26.98	(0.08	)•	0.98	0.90	—	—	—	—	—	27.88	3.34	1.65	1.65	1.65	(0.61)	12,836	16
12-31-20	21.80	(0.13	)•	6.85	6.72	0.05	1.49	—	1.54	—	26.98	33.03	1.65	1.65	1.65	(0.60)	13,424	22
12-31-19	17.52	0.05		5.41	5.46	—	1.18	—	1.18	—	21.80	31.64	1.66	1.66	1.66	0.24	11,567	21
12-31-18	21.17	0.04		(3.61)	(3.57)	0.08	—	—	0.08	—	17.52	(16.92)	1.66	1.66	1.66	0.12	10,587	21
12-31-17	14.86	(0.01	)•	6.37	6.36	0.05	—	—	0.05	—	21.17	42.85	1.66	1.66	1.66	(0.03)	15,050	26
12-31-16	13.30	0.05	•	1.65	1.70	0.14	—	—	0.14	—	14.86	12.79	1.68	1.65	1.65	0.32	14,570	24
VY® Morgan Stanley Global Franchise Portfolio
Class ADV
06-30-21+	16.52	0.03	•	1.53	1.56	—	—	—	—	—	18.08	9.44	1.57	1.54	1.54	0.34	131,596	6
12-31-20	16.06	0.06		1.86	1.92	0.09	1.37	—	1.46	—	16.52	12.87	1.57	1.54	1.54	0.40	120,606	16
12-31-19	14.01	0.06		3.89	3.95	0.10	1.80	—	1.90	—	16.06	28.89	1.57	1.54	1.54	0.48	110,093	16
12-31-18	16.98	0.07		(0.23)	(0.16)	0.14	2.67	—	2.81	—	14.01	(2.07)	1.57	1.54	1.54	0.47	78,112	27
12-31-17	14.58	0.10		3.53	3.63	0.17	1.06	—	1.23	—	16.98	25.47	1.57	1.55	1.55	0.60	83,492	29
12-31-16	15.29	0.13	•	0.68	0.81	0.17	1.35	—	1.52	—	14.58	4.94	1.61	1.54	1.54	0.83	68,606	26
Class R6
06-30-21+	17.97	0.09	•	1.67	1.76	—	—	—	—	—	19.73	9.79	0.97	0.94	0.94	0.96	1,574	6
12-31-20	17.33	0.17	•	2.01	2.18	0.17	1.37	—	1.54	—	17.97	13.55	0.97	0.94	0.94	0.98	1,301	16
12-31-19	14.97	0.18	•	4.17	4.35	0.19	1.80	—	1.99	—	17.33	29.74	0.97	0.94	0.94	1.07	635	16
12-31-18	17.96	0.19	•	(0.27)	(0.08)	0.24	2.67	—	2.91	—	14.97	(1.51)	0.97	0.94	0.94	1.14	84	27
12-31-17	15.35	0.21	•	3.71	3.92	0.25	1.06	—	1.31	—	17.96	26.16	0.97	0.95	0.95	1.21	44	29
05-03-16(5)–12-31-16	16.66	0.22	•	0.07	0.29	0.25	1.35	—	1.60	—	15.35	1.46	0.96	0.94	0.94	1.48	49	26
Class S
06-30-21+	18.01	0.06	•	1.68	1.74	—	—	—	—	—	19.75	9.66	1.22	1.19	1.19	0.67	262,177	6
12-31-20	17.36	0.14		2.01	2.15	0.13	1.37	—	1.50	—	18.01	13.28	1.22	1.19	1.19	0.74	260,901	16
12-31-19	15.00	0.14	•	4.16	4.30	0.14	1.80	—	1.94	—	17.36	29.34	1.22	1.19	1.19	0.82	266,633	16
12-31-18	17.97	0.14	•	(0.25)	(0.11)	0.19	2.67	—	2.86	—	15.00	(1.69)	1.22	1.19	1.19	0.81	243,512	27
12-31-17	15.36	0.16	•	3.71	3.87	0.20	1.06	—	1.26	—	17.97	25.81	1.22	1.20	1.20	0.95	282,442	29
12-31-16	16.02	0.20		0.70	0.90	0.21	1.35	—	1.56	—	15.36	5.30	1.21	1.19	1.19	1.20	299,965	26
Class S2
06-30-21+	17.80	0.05	•	1.66	1.71	—	—	—	—	—	19.51	9.61	1.37	1.34	1.34	0.52	39,413	6
12-31-20	17.18	0.11		1.98	2.09	0.10	1.37	—	1.47	—	17.80	13.06	1.37	1.34	1.34	0.60	38,585	16
12-31-19	14.86	0.11	•	4.13	4.24	0.12	1.80	—	1.92	—	17.18	29.15	1.37	1.34	1.34	0.67	38,888	16
12-31-18	17.83	0.12		(0.26)	(0.14)	0.16	2.67	—	2.83	—	14.86	(1.89)	1.37	1.34	1.34	0.66	35,431	27
12-31-17	15.24	0.14	•	3.69	3.83	0.18	1.06	—	1.24	—	17.83	25.69	1.37	1.35	1.35	0.80	41,831	29
12-31-16	15.90	0.17	•	0.70	0.87	0.18	1.35	—	1.53	—	15.24	5.16	1.39	1.34	1.34	1.05	44,381	26
VY® T. Rowe Price Capital Appreciation Portfolio
Class ADV
06-30-21+	29.91	0.09	•	2.81	2.90	—	—	—	—	—	32.81	9.70	1.24	1.24	1.24	0.55	1,747,963	34
12-31-20	27.98	0.20	•	4.33	4.53	0.29	2.31	—	2.60	—	29.91	17.54	1.24	1.24	1.24	0.71	1,555,873	98
12-31-19	24.10	0.25		5.46	5.71	0.34	1.49	—	1.83	—	27.98	23.99	1.24	1.24	1.24	1.02	1,353,246	53
12-31-18	26.53	0.48		(0.36)	0.12	0.50	2.05	—	2.55	—	24.10	0.10	1.24	1.24	1.24	1.94	990,787	75
12-31-17	24.54	0.19		3.36	3.55	0.25	1.31	—	1.56	—	26.53	14.72	1.24	1.24	1.24	0.78	954,071	61
12-31-16	25.27	0.24	•	1.68	1.92	0.28	2.37	—	2.65	—	24.54	7.65	1.29	1.24	1.24	0.97	778,133	69
Class I
06-30-21+	31.64	0.19	•	2.97	3.16	—	—	—	—	—	34.80	9.99	0.64	0.64	0.64	1.15	1,443,421	34
12-31-20	29.41	0.38	•	4.61	4.99	0.45	2.31	—	2.76	—	31.64	18.28	0.64	0.64	0.64	1.31	1,280,224	98
12-31-19	25.23	0.43		5.73	6.16	0.49	1.49	—	1.98	—	29.41	24.71	0.64	0.64	0.64	1.62	1,673,642	53
12-31-18	27.64	0.67		(0.38)	0.29	0.65	2.05	—	2.70	—	25.23	0.74	0.64	0.64	0.64	2.57	1,245,366	75
12-31-17	25.49	0.36		3.50	3.86	0.40	1.31	—	1.71	—	27.64	15.39	0.64	0.64	0.64	1.38	1,217,289	61
12-31-16	26.12	0.40		1.75	2.15	0.41	2.37	—	2.78	—	25.49	8.31	0.64	0.64	0.64	1.55	1,084,776	69

See Accompanying Notes to Financial Statements

16

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets						Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)		(%)	(%)		($000’s)	(%)
VY® T. Rowe Price Capital Appreciation Portfolio (continued)
Class R6
06-30-21+	31.66	0.19	•	2.98	3.17	—	—	—	—	—	34.83	10.01		0.64	0.64		0.64	1.15		593,418	34
12-31-20	29.43	0.38	•	4.61	4.99	0.45	2.31	—	2.76	—	31.66	18.27		0.64	0.64		0.64	1.30		542,043	98
12-31-19	25.24	0.46	•	5.71	6.17	0.49	1.49	—	1.98	—	29.43	24.74		0.64	0.64		0.64	1.62		181,835	53
12-31-18	27.66	0.70	•	(0.42)	0.28	0.65	2.05	—	2.70	—	25.24	0.70		0.64	0.64		0.64	2.57		94,159	75
12-31-17	25.49	0.38	•	3.50	3.88	0.40	1.31	—	1.71	—	27.66	15.47		0.64	0.64		0.64	1.38		59,752	61
05-03-16(5)–12-31-16	27.00	0.48	•	0.79	1.27	0.41	2.37	—	2.78	—	25.49	4.78		0.64	0.64		0.64	1.91		8,696	69
Class S
06-30-21+	31.64	0.15	•	2.98	3.13	—	—	—	—	—	34.77	9.89		0.89	0.89		0.89	0.90		4,605,951	34
12-31-20	29.42	0.32		4.59	4.91	0.38	2.31	—	2.69	—	31.64	17.97		0.89	0.89		0.89	1.06		4,426,278	98
12-31-19	25.25	0.39	•	5.69	6.08	0.42	1.49	—	1.91	—	29.42	24.36		0.89	0.89		0.89	1.37		4,163,308	53
12-31-18	27.65	0.63	•	(0.40)	0.23	0.58	2.05	—	2.63	—	25.25	0.51		0.89	0.89		0.89	2.29		3,640,431	75
12-31-17	25.50	0.31	•	3.48	3.79	0.33	1.31	—	1.64	—	27.65	15.10		0.89	0.89		0.89	1.13		4,050,729	61
12-31-16	26.13	0.34		1.74	2.08	0.34	2.37	—	2.71	—	25.50	8.05		0.89	0.89		0.89	1.30		4,074,922	69
Class S2
06-30-21+	31.37	0.12	•	2.95	3.07	—	—	—	—	—	34.44	9.79		1.04	1.04		1.04	0.75		71,707	34
12-31-20	29.19	0.28		4.54	4.82	0.33	2.31	—	2.64	—	31.37	17.82		1.04	1.04		1.04	0.91		70,966	98
12-31-19	25.06	0.34	•	5.65	5.99	0.37	1.49	—	1.86	—	29.19	24.19		1.04	1.04		1.04	1.22		73,222	53
12-31-18	27.47	0.58	•	(0.40)	0.18	0.54	2.05	—	2.59	—	25.06	0.33		1.04	1.04		1.04	2.13		68,741	75
12-31-17	25.33	0.26	•	3.47	3.73	0.28	1.31	—	1.59	—	27.47	14.96		1.04	1.04		1.04	0.98		74,919	61
12-31-16	25.98	0.31		1.71	2.02	0.30	2.37	—	2.67	—	25.33	7.86		1.07	1.04		1.04	1.15		82,812	69
VY® T. Rowe Price Equity Income Portfolio
Class ADV
06-30-21+	9.46	0.06	•	1.65	1.71	—	—	—	—	—	11.17	18.08		1.24	1.21		1.21	1.09		59,735	12
12-31-20	9.97	0.17		(0.19)	(0.02)	0.37	0.12	—	0.49	—	9.46	0.64		1.24	1.21		1.21	1.87		47,110	25
12-31-19	10.74	0.21	•	2.42	2.63	0.26	3.14	—	3.40	—	9.97	25.93		1.24	1.21		1.21	1.82		51,293	17
12-31-18	14.34	0.23		(1.38)	(1.15)	0.23	2.22	—	2.45	—	10.74	(9.69	)(a)	1.24	1.09	(b)	1.09	1.80	(c)	43,287	16
12-31-17	13.63	0.20		1.86	2.06	0.25	1.10	—	1.35	—	14.34	15.89		1.24	1.24		1.24	1.38		53,101	19
12-31-16	13.03	0.23		2.04	2.27	0.26	1.41	—	1.67	—	13.63	18.30		1.29	1.24		1.24	1.67		50,794	26
Class I
06-30-21+	9.70	0.09	•	1.70	1.79	—	—	—	—	—	11.49	18.45		0.64	0.61		0.61	1.67		73,770	12
12-31-20	10.27	0.23		(0.20)	0.03	0.48	0.12	—	0.60	—	9.70	1.27		0.64	0.61		0.61	2.47		77,346	25
12-31-19	10.97	0.29	•	2.47	2.76	0.32	3.14	—	3.46	—	10.27	26.66		0.64	0.61		0.61	2.42		81,596	17
12-31-18	14.59	0.31		(1.41)	(1.10)	0.30	2.22	—	2.52	—	10.97	(9.09	)(a)	0.64	0.49	(b)	0.49	2.40	(c)	82,300	16
12-31-17	13.85	0.28	•	1.90	2.18	0.34	1.10	—	1.44	—	14.59	16.48		0.64	0.64		0.64	1.94		99,204	19
12-31-16	13.20	0.31	•	2.09	2.40	0.34	1.41	—	1.75	—	13.85	19.07		0.64	0.64		0.64	2.32		135,151	26
Class S
06-30-21+	9.85	0.08	•	1.72	1.80	—	—	—	—	—	11.65	18.27		0.89	0.86		0.86	1.43		159,833	12
12-31-20	10.31	0.22		(0.20)	0.02	0.36	0.12	—	0.48	—	9.85	0.95		0.89	0.86		0.86	2.22		141,486	25
12-31-19	11.00	0.25	•	2.50	2.75	0.30	3.14	—	3.44	—	10.31	26.42		0.89	0.86		0.86	2.13		161,388	17
12-31-18	14.62	0.29		(1.42)	(1.13)	0.27	2.22	—	2.49	—	11.00	(9.32	)(a)	0.89	0.74	(b)	0.74	2.15	(c)	541,914	16
12-31-17	13.87	0.25	•	1.90	2.15	0.30	1.10	—	1.40	—	14.62	16.23		0.89	0.89		0.89	1.73		694,870	19
12-31-16	13.22	0.28		2.08	2.36	0.30	1.41	—	1.71	—	13.87	18.77		0.89	0.89		0.89	2.01		772,218	26
Class S2
06-30-21+	9.55	0.07	•	1.67	1.74	—	—	—	—	—	11.29	18.22		1.04	1.01		1.01	1.28		89,235	12
12-31-20	10.07	0.20		(0.20)	0.00 *	0.40	0.12	—	0.52	—	9.55	0.85		1.04	1.01		1.01	2.07		80,591	25
12-31-19	10.82	0.23	•	2.44	2.67	0.28	3.14	—	3.42	—	10.07	26.13		1.04	1.01		1.01	2.01		90,172	17
12-31-18	14.42	0.26		(1.39)	(1.13)	0.25	2.22	—	2.47	—	10.82	(9.45	)(a)	1.04	0.89	(b)	0.89	2.00	(c)	91,924	16
12-31-17	13.70	0.23		1.87	2.10	0.28	1.10	—	1.38	—	14.42	16.07		1.04	1.04		1.04	1.58		113,247	19
12-31-16	13.08	0.25		2.06	2.31	0.28	1.41	—	1.69	—	13.70	18.59		1.07	1.04		1.04	1.86		113,380	26

See Accompanying Notes to Financial Statements

17

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® T. Rowe Price International Stock Portfolio
Class ADV
06-30-21+	17.72	0.04	•	1.16	1.20	—	—	—	—	—	18.92	6.77	1.37	1.36	1.36	0.45	26,234	15
12-31-20	16.26	0.02	•	2.15	2.17	0.34	0.37	—	0.71	—	17.72	14.11	1.38	1.36	1.36	0.14	24,010	30
12-31-19	13.63	0.12		3.49	3.61	0.06	0.92	—	0.98	—	16.26	27.20	1.41	1.36	1.36	0.87	23,415	30
12-31-18	16.16	0.10		(2.41)	(2.31)	0.22	—	—	0.22	—	13.63	(14.46)	1.45	1.40	1.40	0.70	18,465	35
12-31-17	12.79	0.08		3.42	3.50	0.13	—	—	0.13	—	16.16	27.42	1.40	1.40	1.40	0.64	21,086	37
12-31-16	12.73	0.11		0.09	0.20	0.14	—	—	0.14	—	12.79	1.59	1.43	1.38	1.38	0.82	15,001	33
Class I
06-30-21+	17.81	0.10	•	1.16	1.26	—	—	—	—	—	19.07	7.07	0.77	0.76	0.76	1.04	48,224	15
12-31-20	16.35	0.13		2.13	2.26	0.43	0.37	—	0.80	—	17.81	14.74	0.78	0.76	0.76	0.75	45,033	30
12-31-19	13.69	0.23		3.50	3.73	0.15	0.92	—	1.07	—	16.35	28.04	0.81	0.76	0.76	1.47	41,352	30
12-31-18	16.22	0.20	•	(2.42)	(2.22)	0.31	—	—	0.31	—	13.69	(13.96)	0.85	0.80	0.80	1.30	35,717	35
12-31-17	12.82	0.19	•	3.41	3.60	0.20	—	—	0.20	—	16.22	28.21	0.80	0.80	0.80	1.26	44,832	37
12-31-16	12.76	0.19		0.09	0.28	0.22	—	—	0.22	—	12.82	2.18	0.78	0.78	0.78	1.41	38,010	33
Class S
06-30-21+	17.74	0.07	•	1.16	1.23	—	—	—	—	—	18.97	6.93	1.02	1.01	1.01	0.78	154,591	15
12-31-20	16.28	0.08	•	2.14	2.22	0.39	0.37	—	0.76	—	17.74	14.49	1.03	1.01	1.01	0.49	153,919	30
12-31-19	13.64	0.18	•	3.49	3.67	0.11	0.92	—	1.03	—	16.28	27.64	1.06	1.01	1.01	1.20	151,437	30
12-31-18	16.15	0.17	•	(2.42)	(2.25)	0.26	—	—	0.26	—	13.64	(14.12)	1.10	1.05	1.05	1.07	137,550	35
12-31-17	12.77	0.15	•	3.40	3.55	0.17	—	—	0.17	—	16.15	27.87	1.05	1.05	1.05	1.01	175,297	37
12-31-16	12.71	0.15	•	0.09	0.24	0.18	—	—	0.18	—	12.77	1.90	1.03	1.03	1.03	1.17	154,225	33

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
(a)	Excluding amounts related to a securities lending settlement and a cumulative underpayment of prior years’ waivers of management fees recorded in the year ended December 31, 2018, total return for VY® T.Rowe Price Equity Income Portfolio would have been (9.84)%, (9.24)%, (9.47)% and (9.60)% for Classes ADV, I, S and S2, respectively.
(b)	Excluding amounts related to a cumulative underpayment of prior years’ waivers of management fees recorded in the year ended December 31, 2018, the net expense ratios for VY® T.Rowe Price Equity Income Portfolio would have been 1.23%, 0.63%, 0.88% and 1.03% for Class ADV, I, S and S2, respectively.
(c)	Excluding amounts related to a securities lending settlement and a cumulative underpayment of prior years’ waivers of management fees recorded in the year ended December 31, 2018, the net investment income ratios for VY® T.Rowe Price Equity Income Portfolio would have been 1.65%, 2.25%, 2.00% and 1.85% for Classes ADV, I, S and S2, respectively.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-two active separate investment series. The eight series (each a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Government Liquid Assets Portfolio (“Government Liquid Assets”), VY® Clarion Global Real Estate Portfolio (“Clarion Global Real Estate”), VY® Invesco Growth and Income Portfolio (“Invesco Growth and Income”), VY® JPMorgan Emerging Markets Equity Portfolio (“JPMorgan Emerging Markets Equity”), VY® Morgan Stanley Global Franchise Portfolio (“Morgan Stanley Global Franchise”), VY® T. Rowe Price Capital Appreciation Portfolio (“T. Rowe Price Capital Appreciation”), VY® T. Rowe Price Equity Income Portfolio (“T. Rowe Price Equity Income”), and VY® T. Rowe Price International Stock Portfolio (“T. Rowe Price International Stock”). All of the Portfolios are diversified except for Morgan Stanley Global Franchise, which is a non-diversified Portfolio of the Trust. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”), Class R6, Service (“Class S”) and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to Government Liquid Assets. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio, (except Government Liquid Assets), is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive

20

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

effect on the value of shareholders’ investments in each Portfolio.

Government Liquid Assets uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Liquid Assets, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method. Clarion Global Real Estate estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of cost of the related investments. If Clarion Global Real Estate no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are

21

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly. Dividends from net investment income, if any, are declared and paid semi-annually and net capital gains distributions, if any, are declared and paid annually by T. Rowe Price Capital Appreciation and T. Rowe Price Equity Income. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more

22

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets.

Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio enters into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

23

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

As of June 30, 2021, the maximum amount of loss that Invesco Growth and Income and JPMorgan Emerging Markets Equity would incur if their counterparties failed to perform would be $70,680 and $453, respectively, which represent the gross payments to be received on open forward foreign currency contracts were they to be unwound as of June 30, 2021. There was no collateral pledged by any counterparty at June 30, 2021 to any Portfolio.

Certain Portfolios have entered into derivative contracts that contain credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2021, Invesco Growth and Income, T. Rowe Price Capital Appreciation and T. Rowe Price International Stock had a liability position of $6,395, $110,722,455 and $1,530, respectively, on open forward foreign currency contracts and open OTC written options. If a contingent feature would have been triggered as of June 30, 2021, each Portfolio could have been required to pay these amounts in cash to its counterparties. There was no collateral pledged by any Portfolio as of June 30, 2021.

H.  Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

During the period ended June 30, 2021, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below. The Portfolios used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within each respective Portfolio of Investments for open forward currency contracts at June 30, 2021. Clarion Global Real Estate and T. Rowe Price International Stock did not have any open forward currency contracts at June 30, 2021.

	Purchased	Sold
Clarion Global Real Estate	$—	$340,276
Invesco Growth and Income	621,906	22,268,907
JPMorgan Emerging Markets Equity	180,552	2,474,571
T. Rowe Price International Stock	43,245	32,934

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments, if any. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

24

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Futures contracts are purchased to provide immediate market exposure proportionate to the size of each Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Portfolios did not enter into any futures contracts for the period ended June 30, 2021.

I.  Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the period ended June 30, 2021, T. Rowe Price Capital Appreciation and T. Rowe Price International Stock had written equity options with an average notional value of $1,038,005,398 and $496,850, respectively, to generate income. Please refer to the tables within the Portfolio of Investments for T. Rowe Price Capital Appreciation and T. Rowe Price International Stock for open written equity options at June 30, 2021. At June 30, 2021, T. Rowe Price Capital Appreciation had pledged securities with a fair valued at $199,473,068 for open written call options and these are footnoted within the Portfolio of Investments. T. Rowe Price International Stock did not pledge any securities for its open written call options.

J.  Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table following the Portfolio of Investments for Government Liquid Assets for open repurchase agreements subject to the MRA on a net basis at June 30, 2021 .

K.  Securities Lending. Each Portfolio may temporarily loan up to 33⅓% (except for JPMorgan Emerging Markets Equity which may temporarily loan up to 30%) of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower

25

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

L.  Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

M.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2021, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:

	Purchases	Sales
Clarion Global Real Estate	$70,151,912	$72,203,240
Invesco Growth and Income	59,670,695	78,968,632
JPMorgan Emerging Markets Equity	90,625,661	126,459,143
Morgan Stanley Global Franchise	25,852,881	46,371,692
T. Rowe Price Capital Appreciation	2,494,296,713	2,614,019,153
T. Rowe Price Equity Income	42,808,450	67,044,092
T. Rowe Price International Stock	33,078,925	39,043,484

NOTE 4 — INVESTMENT MANAGEMENT FEES

Clarion Global Real Estate and T. Rowe Price International Stock have entered into investment management agreements (“Management Agreements”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Each Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Clarion Global Real Estate(1)	0.90% on the first $250 million; 0.875% on the next $250 million; 0.80% on the amount in excess of $500 million
T. Rowe Price International Stock(1)	0.64% on the first $4 billion; 0.63% on the amount in excess of $4 billion

(1)	The Investment Adviser is contractually obligated to waive 0.033% and 0.04% of the management fee for Clarion Global Real Estate and T. Rowe Price International Stock, respectively. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of these obligations requires approval by the Board.

With the exception of the Portfolios in the table above, the Investment Adviser provides the Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreement, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio

26

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

securities and other investments. Pursuant to this Unified Agreement, the Investment Adviser is also responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing, affiliated recordkeeping services and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of the Portfolios:

Portfolio	Fee
Government Liquid Assets(2)	0.35% on the first $200 million; 0.30% on the next $300 million; 0.25% on the amount in excess of $500 million
JPMorgan Emerging Markets Equity	1.25%
Morgan Stanley Global Franchise(3)	1.00% on the first $250 million; 0.90% on the next $250 million; 0.75% on the amount in excess of $500 million
Invesco Growth and Income(3), T. Rowe Price Capital Appreciation, and T. Rowe Price Equity Income(3)(4)	0.75% first $750 million; 0.70% on the next $1.25 billion; 0.65% on the next $1.5 billion; 0.60% on the amount in excess of $3.5 billion

(2)	The assets of Government Liquid Assets are aggregated with those of Voya Limited Maturity Bond Portfolio, which is not included in this report, to determine the Unified Fee applicable to the Portfolio.

(3)	The Investment Adviser is contractually obligated to waive 0.026% and 0.030% of the Unified Fee for Morgan Stanley Global Franchise and T. Rowe Price Equity Income, respectively. Effective January 1, 2021, the Investment Adviser is contractually obligated to waive 0.030% of the Unified Fee for Invesco Growth and Income. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of these obligations requires approval by the Board.

(4)	The assets of Invesco Growth and Income, T. Rowe Price Capital Appreciation and T. Rowe Price Equity Income are aggregated with those of VY® Clarion Real Estate Portfolio, which is not included in this report, to determine the Unified Fee applicable to the respective Portfolios.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or Investment Adviser may determine, the sub-advisers manage each respective Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations. The sub-

advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):

Portfolio	Sub-Adviser
Government Liquid Assets	Voya Investment Management Co. LLC*
Clarion Global Real Estate	CBRE Clarion Securities LLC
Invesco Growth and Income	Invesco Advisers, Inc.
JPMorgan Emerging Markets Equity	J.P. Morgan Investment Management Inc.
Morgan Stanley Global Franchise	Morgan Stanley Investment Management Inc.
T. Rowe Price Capital Appreciation	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	T. Rowe Price Associates, Inc.
T. Rowe Price International Stock	T. Rowe Price Associates, Inc.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service plan (the “Plan”) for each Portfolio that offers Class S and Class S2 shares. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2 shares, respectively. Each Portfolio that offers Class S2 shares has entered into a distribution plan (the “Class S2 Plan”) with the Distributor on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a distribution fee for distribution services, including payments to the Distributor at an annual rate of 0.15% of the average daily net assets attributable to Class S2 shares.

Each Portfolio that offers Class ADV shares has a shareholder service and distribution plan. Class ADV shares pay a service fee of 0.25% and a distribution fee of 0.35% of each Portfolio’s average daily net assets attributable to Class ADV shares.

The Distributor and the Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and Unified Fee, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Liquid Assets in maintaining a yield of not less than zero. There is no guarantee that the Portfolio will maintain such a yield. Unified Fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser, as applicable, within three years subject to certain restrictions. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Portfolio on that day. Distribution and shareholder servicing fees waived are not subject to recoupment. For the period ended June 30, 2021, the Distributor waived $1,423,356 of class specific distribution and shareholder servicing fees and the

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

Investment Adviser waived $1,066,302 of Unified Fees and/or certain expenses to assist the Portfolio in maintaining a yield of not less than zero. The class specific waivers were comprised of the following amounts:

	Distribution Fee	Shareholder Servicing Fee
Class S	$—	$440,628
Class S2	368,523	614,205

Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any. As of June 30, 2021, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:

	June 30,
	2022	2023	2024	Total
Government Liquid Assets	$—	$271,392	$1,886,604	$2,157,996

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2021, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	Invesco Growth and Income	5.12%
	T. Rowe Price Equity Income	7.24
	T. Rowe Price International Stock	13.79
Security Life of Denver Insurance Company	Government Liquid Assets	5.63
	Clarion Global Real Estate	5.65
	JPMorgan Emerging Markets Equity	7.77
	T. Rowe Price Equity Income	9.08
	T. Rowe Price International Stock	6.66
Voya Institutional Trust Company	Government Liquid Assets	53.65
	Clarion Global Real Estate	11.84
	Invesco Growth and Income	5.16
	JPMorgan Emerging Markets Equity	11.74
	Morgan Stanley Global Franchise	32.01
	T. Rowe Price Capital Appreciation	29.99
	T. Rowe Price Equity Income	39.58
	T. Rowe Price International Stock	11.88
Voya Retirement Insurance and Annuity Company	Clarion Global Real Estate	35.53
	Invesco Growth and Income	18.61
	JPMorgan Emerging Markets Equity	16.17
	T. Rowe Price Capital Appreciation	31.68
	T. Rowe Price Equity Income	43.09
	T. Rowe Price International Stock	8.66

The Investment Adviser may direct the Portfolios’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2021, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Clarion Global Real Estate	$123,754
T. Rowe Price International Stock	49,087

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the below Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S	Class S2
Clarion Global Real Estate	1.50%	0.90%	1.15%	1.30%
T. Rowe Price International Stock	1.40%	0.80%	1.05%	N/A

With the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed

28

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2021, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	June 30,
	2022	2023	2024	Total
Clarion Global Real Estate	$335,389	$290,571	$329,991	$955,951
T. Rowe Price International Stock	23,501	—	—	23,501

The Expense Limitation Agreements are contractual through May 1, 2022, and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 14, 2021, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New

York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 13, 2022. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 14, 2021, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 14, 2021.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Portfolios utilized the line of credit during the period ended June 30, 2021 as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
JPMorgan Emerging Markets Equity	6	$2,905,667	1.29%
T. Rowe Price Equity Income	3	1,212,000	1.29

NOTE 9 — CAPITAL SHARES TRANSACTIONS

Transactions in capital shares and dollars were as follows:

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Government Liquid Assets
Class I
6/30/2021	9,933,477	—	8,071	(19,904,803)	(9,963,255)	9,933,477	—	8,071	(19,904,803)	(9,963,255)
12/31/2020	43,551,255	—	160,481	(32,223,268)	11,488,468	43,551,255	—	160,481	(32,223,268)	11,488,468
Class S
6/30/2021	52,075,802	—	49,063	(90,547,839)	(38,422,974)	52,075,802	—	49,063	(90,547,839)	(38,422,974)
12/31/2020	218,599,473	—	795,507	(158,907,023)	60,487,956	218,599,472	—	795,507	(158,907,023)	60,487,956
Class S2
6/30/2021	38,210,085	—	68,929	(108,796,392)	(70,517,378)	38,210,085	—	68,928	(108,796,392)	(70,517,379)
12/31/2020	326,500,557	—	801,848	(159,140,766)	168,161,639	326,500,558	—	801,847	(159,140,766)	168,161,639
Clarion Global Real Estate
Class ADV
6/30/2021	12,618	—	—	(111,949)	(99,331)	142,531	—	—	(1,248,530)	(1,105,999)
12/31/2020	129,528	—	223,348	(307,974)	44,902	1,270,587	—	1,943,130	(3,108,493)	105,224
Class I
6/30/2021	636,557	—	—	(592,448)	44,109	7,348,932	—	—	(6,772,313)	576,619
12/31/2020	963,954	—	1,516,134	(2,433,184)	46,904	9,270,177	—	13,539,081	(25,979,247)	(3,169,989)
Class S
6/30/2021	169,652	—	—	(804,647)	(634,995)	2,052,294	—	—	(9,125,835)	(7,073,541)
12/31/2020	531,792	—	1,251,764	(1,417,015)	366,541	5,413,868	—	11,140,696	(14,634,393)	1,920,171
Class S2
6/30/2021	773	—	—	(6,541)	(5,768)	8,529	—	—	(74,315)	(65,786)
12/31/2020	1,463	—	11,493	(6,770)	6,186	15,026	—	103,320	(70,582)	47,764

29

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES TRANSACTIONS (continued)

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Invesco Growth and Income
Class ADV
6/30/2021	55,704	—	—	(73,150)	(17,446)	1,316,636	—	—	(1,667,660)	(351,024)
12/31/2020	69,867	—	93,526	(219,291)	(55,898)	1,261,128	—	1,511,379	(3,962,904)	(1,190,397)
Class I
6/30/2021	150,448	—	—	(76,897)	73,551	3,551,712	—	—	(1,855,964)	1,695,748
12/31/2020	278,527	—	183,796	(285,492)	176,831	5,017,662	—	2,995,867	(5,157,613)	2,855,916
Class S
6/30/2021	399,515	—	—	(1,170,883)	(771,368)	9,638,047	—	—	(27,743,415)	(18,105,368)
12/31/2020	340,779	—	1,912,238	(3,031,679)	(778,662)	6,067,646	—	31,609,283	(58,221,302)	(20,544,373)
Class S2
6/30/2021	13,651	—	—	(132,067)	(118,416)	331,519	—	—	(3,099,821)	(2,768,302)
12/31/2020	41,348	—	148,992	(225,207)	(34,867)	749,514	—	2,436,023	(4,221,217)	(1,035,680)
JPMorgan Emerging Markets Equity
Class ADV
6/30/2021	257,038	—	—	(149,104)	107,934	7,007,219	—	—	(3,903,071)	3,104,148
12/31/2020	267,174	—	168,788	(577,958)	(141,996)	5,770,513	—	3,335,242	(11,945,482)	(2,839,727)
Class I
6/30/2021	305,308	—	—	(411,563)	(106,255)	8,642,399	—	—	(11,672,699)	(3,030,300)
12/31/2020	550,474	—	261,820	(980,967)	(168,673)	12,167,260	—	5,482,509	(21,408,539)	(3,758,770)
Class S
6/30/2021	417,990	—	—	(1,253,128)	(835,138)	11,866,017	—	—	(34,883,427)	(23,017,410)
12/31/2020	534,104	—	1,146,014	(3,414,754)	(1,734,636)	11,580,698	—	23,848,555	(73,515,273)	(38,086,020)
Class S2
6/30/2021	8,502	—	—	(45,573)	(37,071)	235,215	—	—	(1,259,123)	(1,023,908)
12/31/2020	18,152	—	37,499	(88,666)	(33,015)	393,565	—	770,608	(1,944,763)	(780,590)
Morgan Stanley Global Franchise
Class ADV
6/30/2021	259,258	—	—	(283,275)	(24,017)	4,379,241	—	—	(4,816,879)	(437,638)
12/31/2020	548,605	—	650,203	(752,027)	446,781	8,726,056	—	9,746,549	(11,298,930)	7,173,675
Class R6
6/30/2021	13,314	—	—	(5,962)	7,352	238,729	—	—	(111,032)	127,697
12/31/2020	54,732	—	5,119	(24,069)	35,782	931,719	—	83,242	(418,085)	596,876
Class S
6/30/2021	70,869	—	—	(1,282,749)	(1,211,880)	1,328,089	—	—	(23,871,743)	(22,543,654)
12/31/2020	251,313	—	1,297,021	(2,418,030)	(869,696)	4,372,052	—	21,154,417	(40,749,327)	(15,222,858)
Class S2
6/30/2021	5,916	—	—	(152,951)	(147,035)	106,676	—	—	(2,816,600)	(2,709,924)
12/31/2020	46,784	—	194,594	(337,650)	(96,272)	778,011	—	3,140,746	(5,672,811)	(1,754,054)
T. Rowe Price Capital Appreciation
Class ADV
6/30/2021	2,428,772	—	—	(1,161,815)	1,266,957	76,329,717	—	—	(36,121,609)	40,208,108
12/31/2020	3,740,800	—	4,755,912	(4,851,630)	3,645,082	102,816,047	—	125,242,472	(126,741,872)	101,316,647
Class I
6/30/2021	2,070,220	—	—	(1,059,921)	1,010,299	67,940,721	—	—	(34,708,189)	33,232,532
12/31/2020	6,028,340	—	5,239,834	(27,708,303)	(16,440,129)	171,166,595	—	146,443,507	(843,395,333)	(525,785,231)
Class R6
6/30/2021	1,244,551	—	—	(1,325,944)	(81,393)	40,932,050	—	—	(44,130,008)	(3,197,958)
12/31/2020	13,692,166	—	779,163	(3,529,227)	10,942,102	427,082,165	—	22,268,407	(109,303,753)	340,046,819
Class S
6/30/2021	861,399	—	—	(8,252,759)	(7,391,360)	28,642,292	—	—	(272,170,314)	(243,528,022)
12/31/2020	2,541,238	—	12,945,953	(17,100,702)	(1,613,511)	75,038,932	—	361,997,134	(493,096,419)	(56,060,353)
Class S2
6/30/2021	69,481	—	—	(249,578)	(180,097)	2,316,643	—	—	(8,241,318)	(5,924,675)
12/31/2020	136,942	—	209,860	(592,588)	(245,786)	3,977,068	—	5,800,989	(16,618,568)	(6,840,511)
T. Rowe Price Equity Income
Class ADV
6/30/2021	854,118	—	—	(488,141)	365,977	9,303,296	—	—	(5,213,698)	4,089,598
12/31/2020	472,756	—	294,459	(929,253)	(162,038)	3,958,435	—	2,417,696	(7,709,752)	(1,333,621)
Class I
6/30/2021	509,747	—	—	(2,065,157)	(1,555,410)	5,591,488	—	—	(23,038,154)	(17,446,666)
12/31/2020	791,408	—	546,897	(1,303,524)	34,781	6,818,383	—	4,638,752	(11,392,802)	64,333
Class S
6/30/2021	315,144	—	—	(965,866)	(650,722)	3,568,246	—	—	(10,298,924)	(6,730,678)
12/31/2020	391,297	—	809,460	(2,489,739)	(1,288,982)	3,372,422	—	6,991,587	(22,456,940)	(12,092,931)
30

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES TRANSACTIONS (continued)

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
T. Rowe Price Equity Income (continued)
Class S2
6/30/2021	44,748	—	—	(580,948)	(536,200)	477,202	—	—	(6,210,564)	(5,733,362)
12/31/2020	370,460	—	522,177	(1,403,557)	(510,920)	2,936,507	—	4,344,569	(11,760,601)	(4,479,525)
T. Rowe Price International Stock
Class ADV
6/30/2021	93,427	—	—	(61,415)	32,012	1,737,445	—	—	(1,134,545)	602,900
12/31/2020	139,759	—	63,528	(288,340)	(85,053)	2,138,357	—	951,655	(4,273,302)	(1,183,290)
Class I
6/30/2021	118,095	—	—	(117,419)	676	2,220,051	—	—	(2,196,664)	23,387
12/31/2020	146,615	—	131,012	(279,650)	(2,023)	2,285,500	—	1,967,794	(4,273,597)	(20,303)
Class S
6/30/2021	190,364	—	—	(716,859)	(526,495)	3,525,945	—	—	(13,358,515)	(9,832,570)
12/31/2020	372,173	—	438,048	(1,437,827)	(627,606)	5,704,234	—	6,557,580	(21,717,207)	(9,455,393)

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2021:

Clarion Global Real Estate
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$3,343,113	$(3,343,113)	$—
BNP Paribas Arbitrage	35,428	(35,428)	—
BNP Paribas Securities Corp.	1,142,811	(1,142,811)	—
HSBC Bank PLC	112,949	(112,949)	—
Total	$4,634,301	$(4,634,301)	$—

(1)	Cash collateral with a fair value of $4,986,306 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

31

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 10 — SECURITIES LENDING (continued)

JPMorgan Emerging Markets Equity
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citadel Clearing LLC	$3,743,826	$(3,743,826)	$—
Natixis Securities America LLC	6,859,719	(6,859,719)	—
Total	$10,603,545	$(10,603,545)	$—

(1)	Cash collateral with a fair value of $10,826,393 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Capital Appreciation
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$600,099	$(600,099)	$—
BNP Paribas	562,072	(562,072)	—
Deutsche Bank Securities Inc.	24,650	(24,650)	—
Goldman Sachs & Co. LLC	8,881,617	(8,881,617)	—
J.P. Morgan Securities LLC	8,907,516	(8,907,516)	—
Morgan Stanley & Co. LLC	137,009	(137,009)	—
National Bank Financial Inc.	1,613,149	(1,613,149)	—
National Financial Services LLC	16,590	(16,590)	—
Nomura Securities Intl. Inc.	288,852	(288,852)	—
RBC Capital Markets, LLC	2,689,592	(2,689,592)	—
Scotia Capital (USA) Inc.	5,592	(5,592)	—
UBS AG	3,569,464	(3,569,464)	—
Total	$27,296,202	$(27,296,202)	$—

(1)	Cash collateral with a fair value of $28,001,203 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.
T. Rowe Price Equity Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$11,374	$(11,374)	$—
BNP Paribas Prime Brokerage Intl. Ltd.	200,460	(200,460)	—
BofA Securities Inc	2,447	(2,447)	—
Goldman Sachs & Co. LLC	106,519	(106,519)	—
J.P. Morgan Securities LLC	2,203,711	(2,203,711)	—
Scotia Capital (USA) Inc.	2,925,663	(2,925,663)	—
Total	$5,450,174	$(5,450,174)	$—

(1)	Cash collateral with a fair value of $5,566,708 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price International Stock
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$95,927	$(95,927)	$—
BNP Paribas Prime Brokerage Intl. Ltd.	502,322	(502,322)	—
Goldman Sachs & Co. LLC	2,868,069	(2,868,069)	—
HSBC Bank PLC	24,764	(24,764)	—
J.P. Morgan Securities LLC	280,740	(280,740)	—
JP Morgan Securities, PLC	3,277,117	(3,277,117)	—
TD Prime Services LLC	591,148	(591,148)	—
UBS AG	185	(185)	—
Total	$7,640,272	$(7,640,272)	$—

(1)	Cash collateral with a fair value of $7,942,429 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — UNFUNDED LOAN COMMITMENTS

Certain Portfolios may enter in credit agreements, all or a portion of which may be unfunded. The Portfolios are obligated to fund these loan commitments at the borrower’s discretion. Funded portions of the credit agreements are presented in the Portfolio of Investments. There were no unfunded loan commitments at June 30, 2021.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, income from passive foreign investment companies (PFICs), wash sale deferrals and de minimis distributions in excess of net investment income.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

32

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 12 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2020		Year Ended December 31, 2019
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Government Liquid Assets	$1,757,835	$—	$12,787,150	$—
Clarion Global Real Estate	12,158,955	14,567,272	6,282,769	—
Invesco Growth and Income	7,565,414	30,987,138	10,636,889	51,891,887
JPMorgan Emerging Markets Equity	1,701,704	31,735,210	1,435,190	26,134,093
Morgan Stanley Global Franchise	3,590,119	30,534,835	3,001,531	41,693,123
T. Rowe Price Capital Appreciation	192,004,958	469,747,551	104,681,934	360,809,518
T. Rowe Price Equity Income	17,191,718	1,200,886	22,961,755	204,767,988
T. Rowe Price International Stock	5,238,296	4,238,733	2,426,161	11,411,467

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2020 were:

	Undistributed Ordinary	Undistributed Long-term	Unrealized Appreciation/	Capital Loss Carryforwards
	Income	Capital Gains	(Depreciation)	Amount	Character	Expiration
Government Liquid Assets	$—	$—	$—	$—	—	—
Clarion Global Real Estate	6,051,306	—	27,497,656	(9,437,411)	Short-term	None
				(1,914,562)	Long-term	None
				$(11,351,973)
Invesco Growth and Income	5,792,745	—	73,553,149	(1,759,618)	Long-term	None
JPMorgan Emerging Markets Equity	1,437,832	38,565,165	278,211,633	—	—	—
Morgan Stanley Global Franchise	3,004,556	35,901,079	122,124,852	—	—	—
T. Rowe Price Capital Appreciation	246,985,244	741,248,899	1,308,075,240	—	—	—
T. Rowe Price Equity Income	417,076	6,146,353	63,671,477	—	—	—
T. Rowe Price International Stock	1,413,911	5,565,038	57,741,553	—	—	—

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of June 30, 2021, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — LITIGATION

On September 24, 2012, certain Voya mutual funds, including T.Rowe Price Equity Income (the “Subject Fund”), were officially served and included as shareholder defendants in the matter of Official Committee of Unsecured Creditors of the Tribune Company v. FitzSimons, et al. (the “FitzSimons Action”). The FitzSimons Action arises from the Tribune Company (“Tribune”) Chapter 11 bankruptcy proceedings before the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”).

In the FitzSimons Action, the plaintiff (a litigation trustee appointed by the Bankruptcy Court, the “Trustee”) alleges that Tribune acted with actual intent to defraud its creditors when it redeemed its shares from shareholders as part of a leveraged buy-out (“LBO”) of Tribune through which it converted to a privately-held company in 2007, and that those share transfers must now be unwound. To succeed on this claim, the Trustee must prove that Tribune—not the Subject Fund—acted with actual fraudulent intent when Tribune redeemed its shares. With regard to the Subject Fund, the Trustee need only show that the Subject Fund tendered its shares as part of the LBO and not on the open market. The Subject Fund’s lack of fraudulent intent in tendering its shares is not a defense to the Trustee’s actual fraud claim.

In addition to the FitzSimons Action, various additional actions, which also included the Subject Fund as a defendant, stemming from the same facts and circumstances underlying the FitzSimons Action, were filed in multiple U.S. District Courts (collectively, the “State Law Constructive Fraudulent Transfer Cases”). The plaintiffs in the State Law Constructive Fraudulent Transfer Cases (former creditors of Tribune) allege that these same share redemptions that were part of the LBO were constructively, as opposed to actually, fraudulent. Specifically, those suits assert that the LBO rendered

33

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 13 — LITIGATION (continued)

Tribune insolvent, that there was not reasonably equivalent value for the redemptions, and therefore the redemptions are voidable under constructive fraudulent transfer law.

Procedural History of the State Law Constructive Fraudulent Transfer Cases

A motion was filed with the Multidistrict Litigation (“MDL”) Panel to consolidate the State Law Constructive Fraudulent Transfer Cases for purposes of all pretrial proceedings. On December 19, 2011, the MDL Panel ordered the State Law Constructive Fraudulent Transfer Cases to be transferred to the Southern District of New York (the “District Court”).

On September 23, 2013, the District Court dismissed the claims against the shareholder defendants, holding that the plaintiffs lacked standing to pursue the claims so long as the Trustee in the FitzSimons Action maintained the actual fraudulent transfer claims in the FitzSimons case against the same shareholders.

On December 20, 2013, the plaintiffs appealed the decision to the Second Circuit Court of Appeals (the “Second Circuit”). The Second Circuit affirmed the dismissal on March 24, 2016. The Second Circuit held that Section 546(e) of the Bankruptcy Code barred the state-law fraudulent constructive transfer claims, finding that the claims were preempted because they conflict with the purpose of Section 546(e). On April 12, 2016, the plaintiffs moved for rehearing en banc in the Second Circuit; the motion was subsequently denied. The plaintiffs filed a petition for a writ of certiorari in the United States Supreme Court (the “Supreme Court”) on September 9, 2016. The shareholder defendants filed their opposition on October 24, 2016, to which the plaintiffs filed a reply on November 4, 2016.

On February 27, 2018, the Supreme Court issued its decision in Merit Management Group v. FTI Consulting (“Merit Management”), a case that, like Tribune, deals with the appropriate scope of section 546(e) of the Bankruptcy Code. On April 3, 2018, the Supreme Court issued a “statement” from two justices announcing that consideration of plaintiffs’ certiorari petition would be deferred for an undetermined period of time to “allow” the Second Circuit or the District Court to consider, among other things, whether the Second Circuit’s March 2016 decision should be vacated in light of Merit Management. On April 10, 2018, the plaintiffs asked the Second Circuit to vacate its prior decision and remand to the District Court for further proceedings. The shareholder defendants filed an opposition on April 20, 2018. On May 15, 2018, the Second Circuit entered an order recalling the mandate “in anticipation of further panel review.” The order did not provide any specific timing for, or guidance on, next steps.

Following the Second Circuit’s recall of its prior mandate in light of the Supreme Court’s decision in Merit Management, on December 19, 2019, the Second Circuit issued an amended opinion which vacated its prior March 24, 2016 opinion. This amended opinion once again affirmed the dismissal of the case — affirming the Second Circuit’s prior ruling regarding preemption, and holding that Tribune qualified as a “financial institution.” A new mandate was also issued. The plaintiffs once again moved for rehearing en banc in connection with this ruling on January 2, 2020, but this request was denied by the Second Circuit on February 6, 2020. On July 6, 2020 the plaintiffs filed a petition for writ of certiorari appealing the Second Circuit’s decision up to the Supreme Court. On April 19, 2021, the Supreme Court, after seeking the opinion of the Solicitor General on whether certiorari should be granted, denied the petition to hear the appeal. The Second Circuit’s dismissal of the consolidated state law constructive fraudulent transfer suits thus stands as a final decision; this matter may now be considered closed.

Procedural History of the FitzSimons Action

Similar to the State Law Constructive Fraudulent Transfer Cases, the FitzSimons Action was transferred to the District Court for pre-trial purposes. On November 20, 2013, the District Court entered an order stating that the FitzSimons Action would remain with the District Court. On January 6, 2017, the District Court dismissed the actual fraudulent transfer claims against the shareholder defendants without leave to replead. Because the January 6 decision did not fully dispose of all claims asserted in the complaint, the Trustee could not automatically appeal the decision. On February 1, 2017, the Trustee sought leave to file a motion for certification of the Motion to Dismiss. On February 23, 2017, the District Court issued an order stating that it intended to delay certification of the Motion to Dismiss until certain other pending motions to dismiss (not involving the shareholder defendants) were resolved.

On July 18, 2017, the Trustee sought permission from the District Court to file a motion seeking leave to amend its complaint to include a constructive fraudulent transfer claim based on the anticipated ruling in Merit Management. On August 24, 2017, the District Court denied the request without prejudice, but noted that affirmance of Merit Management would give the Trustee a strong argument that he should be allowed to amend his complaint. On March 8, 2018, the Trustee renewed his request to amend his complaint to add a constructive fraudulent transfer claim in light of the Merit Management decision. On March 13, 2018, counsel for a number of shareholder

34

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 13 — LITIGATION (continued)

defendants (including counsel for the Subject Fund) filed an opposition.

On June 18, 2018, the District Court entered an order staying any decision on the Trustee’s request on the grounds that it would be preferable to hold off until the Second Circuit issued a further ruling in the State Law Constructive Fraudulent Transfer Cases. The District Court also instructed the parties to file a joint letter indicating their views on proceeding with efforts to seek to achieve a global resolution of the case. On July 9, 2018, the parties submitted a joint letter that voiced general support for a broad based mediation effort.

On November 30, 2018, Judge Sullivan granted motions to dismiss brought by certain Tribune directors and officers. This decision did not directly impact the shareholder defendants, and because it did not resolve all of the pending motions to dismiss, it did not facilitate an appeal of the dismissal of claims against the shareholder defendants (which had been dismissed almost two years prior). On December 1, 2018, the FitzSimons Action (along with all other Tribune cases still pending in the District Court) were reassigned from Judge Sullivan to Judge Denise Cote. On December 17, 2018, the Trustee filed a motion for reconsideration of Judge Sullivan’s November 30, 2018 decision. On February 12, 2019, Judge Cote denied the Trustee’s motion for reconsideration in its entirety.

On March 27, 2019, Judge Cote lifted the stay previously imposed by Judge Sullivan and allowed the Trustee to move to amend the complaint to assert a constructive fraudulent transfer claim. The Trustee filed his motion on April 4, 2019. The shareholder defendants’ opposition was filed on April 12, 2019. On April 23, 2019, Judge Cote denied the Trustee’s motion. Significantly, Judge Cote held that Tribune qualifies as a “financial institution” under section 546(e) of the Bankruptcy Code.

In mid-July 2019, the Trustee filed a notice of appeal from, among other things, the District Court’s order dismissing the intentional fraudulent transfer claims against the shareholder defendants as well as the order denying the Trustee’s request to amend the complaint to include constructive fraudulent transfer claims against the shareholder defendants. The Trustee filed his opening brief in early January 2020. The Second Circuit has directed that this appeal be heard in tandem with the appeal of the separate suit pursued by the Trustee against financial advisors Citigroup and Merrill Lynch. The defendants’ brief in the appeal of the Trustee’s fraudulent transfer action was filed on April 27, 2020, and a reply brief was filed by the Trustee on May 18, 2020. Oral argument in front of the

Second Circuit occurred on August 24, 2020. The parties now await a ruling.

Potential Exposure

For the Subject Fund, if the plaintiffs obtain further review of the dismissal of the FitzSimons Action or the State Law Constructive Fraudulent Transfer Cases, and the decision to dismiss these cases is ultimately overturned, the potential exposure of the Subject Fund is the value of all shares sold in conjunction with the LBO transaction (i.e., $18,125,400), plus any pre-judgement interest granted by the court. The Subject Fund believes the claims raised in these actions are without merit and intends to vigorously defend against them.

NOTE 14 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.

35

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 15 — LIQUIDITY

Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.

During the period covered by the annual assessment, January 1, 2020 through December 31, 2020, the Program supported the Portfolios’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.

NOTE 16 — MARKET DISRUPTION

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.

NOTE 17 — OTHER ACCOUNTING PRONOUNCEMENTS

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

36

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 18 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2021, the Portfolios declared dividends and distributions of:

	Type	Per Share Amount		Payable Date	Record Date
Government Liquid Assets
All Classes	STCG	$0.0000	*	August 2, 2021	July 29, 2021
Clarion Global Real Estate
Class ADV	NII	$0.2931		July 14, 2021	July 12, 2021
Class I	NII	$0.3576		July 14, 2021	July 12, 2021
Class S	NII	$0.3296		July 14, 2021	July 12, 2021
Class S2	NII	$0.3137		July 14, 2021	July 12, 2021
Invesco Growth and Income
Class ADV	NII	$0.2648		July 14, 2021	July 12, 2021
Class I	NII	$0.3816		July 14, 2021	July 12, 2021
Class S	NII	$0.3304		July 14, 2021	July 12, 2021
Class S2	NII	$0.2956		July 14, 2021	July 12, 2021
JPMorgan Emerging Markets Equity
All Classes	STCG	$0.0712		July 14, 2021	July 12, 2021
All Classes	LTCG	$1.9077		July 14, 2021	July 12, 2021
Morgan Stanley Global Franchise
Class ADV	NII	$0.0854		July 14, 2021	July 12, 2021
Class R6	NII	$0.1757		July 14, 2021	July 12, 2021
Class S	NII	$0.1280		July 14, 2021	July 12, 2021
Class S2	NII	$0.1021		July 14, 2021	July 12, 2021
All Classes	STCG	$0.0211		July 14, 2021	July 12, 2021
All Classes	LTCG	$1.5914		July 14, 2021	July 12, 2021
T. Rowe Price Capital Appreciation
Class ADV	NII	$0.0262		July 14, 2021	July 12, 2021
Class I	NII	$0.0262		July 14, 2021	July 12, 2021
Class R6	NII	$0.0262		July 14, 2021	July 12, 2021
Class S	NII	$0.0262		July 14, 2021	July 12, 2021
Class S2	NII	$0.0262		July 14, 2021	July 12, 2021
All Classes	STCG	$0.9779		July 14, 2021	July 12, 2021
All Classes	LTCG	$3.0134		July 14, 2021	July 12, 2021
T. Rowe Price Equity Income
Class ADV	NII	$0.0123		July 14, 2021	July 12, 2021
Class I	NII	$0.0123		July 14, 2021	July 12, 2021
Class S	NII	$0.0123		July 14, 2021	July 12, 2021
Class S2	NII	$0.0123		July 14, 2021	July 12, 2021
All Classes	LTCG	$0.1851		July 14, 2021	July 12, 2021
T. Rowe Price International Stock
Class ADV	NII	$0.0657		July 14, 2021	July 12, 2021
Class I	NII	$0.1578		July 14, 2021	July 12, 2021
Class S	NII	$0.1149		July 14, 2021	July 12, 2021
All Classes	LTCG	$0.4647		July 14, 2021	July 12, 2021

NII—Net investment income
STCG—Short-term capital gain
LTCG—Long-term capital gain

*	Amount rounds to $0.0000.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

37

VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets

U.S. TREASURY REPURCHASE AGREEMENT: 62.1%
		Repurchase Agreement: 62.1%
217,000,000		Deutsche Bank Repurchase Agreement dated 6/30/2021, 0.03%, due 7/1/2021, $217,000,181 to be received upon repurchase (Collateralized by $219,917,900, Various U.S. Govt. Agency Obligations, 0.05–3.00%, Market Value plus accrued interest $221,340,011 due 8/31/2021–11/15/2027)	$217,000,000	25.6
309,584,000		Deutsche Bank Repurchase Agreement dated 6/30/2021, 0.03%, due 7/1/2021, $309,584,258 to be received upon repurchase (Collateralized by $298,817,394, Various U.S. Govt. Agency Obligations, 0.00–2.75%, Market Value plus accrued interest $315,832,906 due 2/15/2024–2/15/2041	309,584,000	36.5

		Total U.S. Treasury Repurchase Agreement (Cost $526,584,000)	526,584,000	62.1

U.S. TREASURY DEBT: 22.6%
191,500,000	(1)	United States Treasury Bill, 0.060%, 12/30/2021	191,446,308	22.6
		Total U.S. Treasury Debt (Cost $191,446,308)	191,446,308	22.6

U.S. GOVERNMENT AGENCY DEBT: 23.1%
50,000,000		Federal Farm Credit Banks Funding Corp., 0.180%, (US0001M + 0.100%), 08/05/2021	50,007,539	5.9
11,000,000		Federal Home Loan Bank Discount Notes, 0.020%, 09/21/2021	10,999,624	1.3
11,000,000		Federal Home Loan Bank Discount Notes, 0.050%, 09/15/2021	10,998,839	1.3
12,840,000		Federal Home Loan Banks, 0.024%, (US0003M + (0.095)%), 09/13/2021	12,841,076	1.5
1,500,000		Federal Home Loan Banks, 0.135%, (SOFRRATE + 0.085%), 09/10/2021	1,500,190	0.2
800,000		Federal Home Loan Banks, 1.125%, 07/14/2021	800,297	0.1
625,000		Federal Home Loan Banks, 1.875%, 07/07/2021	625,184	0.1
Principal Amount†		Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY DEBT: (continued)
58,000,000	Federal Farm Credit Banks Funding Corp., 0.081%, (US0001M + 0.000%), 08/09/2021	$58,004,172	6.8
50,000,000	Federal Home Loan Banks, 0.085%, (SOFRRATE + 0.035%), 12/10/2021	50,000,000	5.9

	Total U.S. Government Agency Debt (Cost $195,776,921)	195,776,921	23.1

	Total Investments in Securities (Cost $913,807,229)	$913,807,229	107.8
	Liabilities in Excess of Other Assets	(65,982,301)	(7.8)
	Net Assets	$847,824,928	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2021.

Reference Rate Abbreviations:

SOFRRATE	Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

At June 30, 2021, the aggregate cost of securities for federal income tax purposes is the same for financials purposes.

Investment Type Allocation
as of June 30, 2021
(as a percentage of net assets)

U.S. Treasury Repurchase Agreement	62.1%
U.S. Government Agency Debt	23.1
U.S. Treasury Debt	22.6
Liabilities in Excess of Other Assets	(7.8)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

38

VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
U.S. Government Agency Debt	$—	$195,776,921	$—	$195,776,921
U.S. Treasury Debt	—	191,446,308	—	191,446,308
U.S. Treasury Repurchase Agreement	—	526,584,000	—	526,584,000
Total Investments, at fair value	$—	$913,807,229	$—	$913,807,229

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Portfolio’s repurchase agreements by counterparty which are subject to offset under a MRA as of June 30,2021:

Counterparty	Government Repurchase Agreement, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$526,584,000	$(526,584,000)	$—
Totals	$526,584,000	$(526,584,000)	$—

(1)	Collateral with a fair value of $537,172,918 has been pledged in connection with the above government repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

39

VY® CLARION GLOBAL REAL ESTATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.1%
		Australia: 4.9%
324,998		Dexus	$2,590,797	1.2
102,810		Goodman Group	1,627,041	0.7
167,907		Ingenia Communities Group	770,859	0.4
113,956		Lendlease Corp., Ltd. — Stapled Security	979,196	0.4
116,137		Lifestyle Communities Ltd.	1,363,483	0.6
854,251		Mirvac Group	1,862,574	0.8
1,439,867		Vicinity Centres	1,660,111	0.8
			10,854,061	4.9

		Belgium: 1.2%
6,388		Montea NV	752,049	0.3
22,543		Shurgard Self Storage SA	1,089,148	0.5
21,999		Warehouses De Pauw CVA	840,347	0.4
			2,681,544	1.2

		Canada: 1.9%
26,880		Boardwalk Real Estate Investment Trust	886,459	0.4
32,000	(1)	Canadian Apartment Properties REIT	1,500,355	0.7
132,701		H&R Real Estate Investment Trust	1,712,823	0.8
			4,099,637	1.9

		Finland: 0.6%
57,163		Kojamo Oyj	1,308,807	0.6

		France: 1.8%
13,855		Covivio	1,186,086	0.5
113,323		Mercialys SA	1,372,295	0.6
16,532	(2)	Unibail-Rodamco-Westfield	1,433,255	0.7
			3,991,636	1.8

		Germany: 5.4%
38,642	(3)	ADLER Group SA	1,016,280	0.5
270,675	(1)	Aroundtown SA	2,111,865	1.0
46,648		Deutsche Euroshop AG	1,106,773	0.5
13,347		LEG Immobilien SE	1,921,387	0.9
86,719		Vonovia SE	5,604,249	2.5
			11,760,554	5.4

		Hong Kong: 6.5%
454,471		CK Asset Holdings Ltd.	3,128,131	1.4
232,504		Hongkong Land Holdings Ltd. — HKHGF	1,107,285	0.5
292,873		Kerry Properties Ltd.	965,748	0.5
410,605		Link REIT	3,972,743	1.8
206,195		Sun Hung Kai Properties Ltd.	3,064,460	1.4
658,192		Swire Properties Ltd.	1,960,542	0.9
			14,198,909	6.5

		Ireland: 0.2%
374,393		Hibernia REIT plc	556,222	0.2

		Japan: 10.1%
620		AEON REIT Investment Corp.	916,426	0.4
486		Hulic Reit, Inc.	817,963	0.4
288	(1)	Kenedix Office Investment Corp.	2,028,325	0.9
Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Japan: (continued)
241		Kenedix Retail REIT Corp.	$651,687	0.3
479		Kenedix Residential Next Investment Corp.	1,034,838	0.5
1,976		LaSalle Logiport REIT	3,336,762	1.5
183,515		Mitsui Fudosan Co., Ltd.	4,243,541	1.9
81,700		Nomura Real Estate Holdings, Inc.	2,069,365	0.9
1,448		Orix JREIT, Inc.	2,779,746	1.3
1,147		Sankei Real Estate, Inc.	1,377,999	0.6
551		SOSiLA Logistics REIT, Inc.	780,237	0.4
351,400		Tokyu Fudosan Holdings Corp.	2,113,120	1.0
			22,150,009	10.1

		Luxembourg: 0.6%
45,430	(1)	Grand City Properties SA	1,226,955	0.6

		Singapore: 3.0%
1,214,994		CapitaLand Integrated Commercial Trust	1,891,648	0.9
663,319		CapitaLand Ltd.	1,832,240	0.8
184,099		City Developments Ltd.	999,765	0.5
2,067,293		Keppel REIT Management Ltd.	1,818,700	0.8
			6,542,353	3.0

		Sweden: 2.2%
51,307		Castellum AB	1,306,334	0.6
28,807		Catena AB	1,542,325	0.7
89,207		Kungsleden AB	1,079,894	0.5
61,302		Nyfosa AB	828,764	0.4
			4,757,317	2.2

		United Kingdom: 4.7%
54,846		Big Yellow Group PLC	990,703	0.4
31,475		Derwent London PLC	1,443,727	0.6
255,860		Grainger PLC	1,008,378	0.5
202,098		Land Securities Group PLC	1,886,110	0.9
96,098		Safestore Holdings PLC	1,258,868	0.6
149,556		Segro PLC	2,264,018	1.0
550,609		Tritax Big Box REIT Plc	1,495,985	0.7
			10,347,789	4.7

		United States: 56.0%
50,509		Acadia Realty Trust	1,109,178	0.5
25,251		Alexandria Real Estate Equities, Inc.	4,594,167	2.1
16,103		American Tower Corp.	4,350,064	2.0
64,817		Apartment Income REIT Corp.	3,074,270	1.4
87,698	(1)	Brandywine Realty Trust	1,202,340	0.6
117,829		Brixmor Property Group, Inc.	2,697,106	1.2
45,663		Camden Property Trust	6,058,110	2.8
59,823		Columbia Property Trust, Inc.	1,040,322	0.5
12,192		Crown Castle International Corp.	2,378,659	1.1
93,098		CubeSmart	4,312,299	2.0
155,357		Duke Realty Corp.	7,356,154	3.4
52,705		Extra Space Storage, Inc.	8,634,133	3.9
107,700		Healthcare Trust of America, Inc.	2,875,590	1.3

See Accompanying Notes to Financial Statements

40

VY® CLARION GLOBAL REAL ESTATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		United States: (continued)
106,078	(2)	Host Hotels & Resorts, Inc.	$1,812,873	0.8
78,907		Hudson Pacific Properties, Inc.	2,195,193	1.0
177,642		Invitation Homes, Inc.	6,624,270	3.0
14,988		Life Storage, Inc.	1,608,962	0.7
47,212		MGM Growth Properties LLC	1,728,903	0.8
50,056		Mid-America Apartment Communities, Inc.	8,430,432	3.8
18,485		National Retail Properties, Inc.	866,577	0.4
79,643		Pebblebrook Hotel Trust	1,875,593	0.9
73,610		Piedmont Office Realty Trust, Inc.	1,359,577	0.6
133,465		ProLogis, Inc.	15,953,071	7.3
101,501		Simon Property Group, Inc.	13,243,850	6.0
101,670		SITE Centers Corp.	1,531,150	0.7
55,400		Spirit Realty Capital, Inc.	2,650,336	1.2
112,491	(2)	Sunstone Hotel Investors, Inc.	1,397,138	0.6
45,776		Ventas, Inc.	2,613,810	1.2
102,049		VEREIT, Inc.	4,687,111	2.1
54,121		Welltower, Inc.	4,497,455	2.1
			122,758,693	56.0
		Total Common Stock (Cost $159,943,357)	217,234,486	99.1

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.5%
		Repurchase Agreements: 2.3%
1,160,600	(4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,160,602, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%–9.000%, Market Value plus accrued interest $1,183,812, due 07/25/21–05/20/71)	1,160,600	0.6
1,160,564	(4)	Citigroup, Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $1,160,566, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–6.500%, Market Value plus accrued interest $1,183,775, due 07/01/21–01/15/59)	1,160,564	0.5
Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements: (continued)
1,160,564	(4)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,160,566, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $1,183,775, due 11/30/21–07/01/51)	$1,160,564	0.5
344,014	(4)	Deutsche Bank Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $344,014, collateralized by various U.S. Government Agency Obligations, 1.500%–5.500%, Market Value plus accrued interest $350,894, due 03/01/25–07/01/51)	344,014	0.2
1,160,564	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,160,566, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–8.000%, Market Value plus accrued interest $1,183,775, due 08/01/21–04/15/62)	1,160,564	0.5
		Total Repurchase Agreements (Cost $4,986,306)	4,986,306	2.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.2%
2,756,330	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $2,756,330)	2,756,330	1.2
		Total Short-Term Investments (Cost $7,742,636)	7,742,636	3.5
		Total Investments in Securities (Cost $167,685,993)	$224,977,122	102.6
		Liabilities in Excess of Other Assets	(5,600,649)	(2.6)
		Net Assets	$219,376,473	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.

See Accompanying Notes to Financial Statements

41

VY® CLARION GLOBAL REAL ESTATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2021.

Geographic Diversification
as of June 30, 2021
(as a percentage of net assets)

United States	56.0%
Japan	10.1%
Hong Kong	6.5%
Germany	5.4%
Australia	4.9%
United Kingdom	4.7%
Singapore	3.0%
Sweden	2.2%
Canada	1.9%
France	1.8%
Countries between 0.3%–1.2%ˆ	2.6%
Assets in Excess of Other Liabilities*	0.9%
Net Assets	100.0%

* Includes short-term investments.
ˆ Includes 6 countries, which each represents 0.3%–1.2% of net assets.

Portfolio holdings are subject to change daily.

REIT Diversification	Percentage of Net Assets
Industrial REITs	15.6%
Retail REITs	15.5
Residential REITs	13.0
Real Estate Operating Companies	11.1
Office REITs	11.0
Specialized REITs	10.8
Diversified Real Estate Activities	7.3
Diversified REITs	5.0
Health Care REITs	4.6
Hotel & Resort REITs	3.2
Real Estate Development	2.0
Assets in Excess of Other Liabilities*	0.9
Net Assets	100.0%

*	Includes short-term investments.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$10,854,061	$—	$10,854,061
Belgium	—	2,681,544	—	2,681,544
Canada	4,099,637	—	—	4,099,637
Finland	—	1,308,807	—	1,308,807
France	—	3,991,636	—	3,991,636
Germany	1,016,280	10,744,274	—	11,760,554
Hong Kong	—	14,198,909	—	14,198,909
Ireland	556,222	—	—	556,222
Japan	3,336,762	18,813,247	—	22,150,009
Luxembourg	—	1,226,955	—	1,226,955
Singapore	—	6,542,353	—	6,542,353
Sweden	3,450,983	1,306,334	—	4,757,317
United Kingdom	1,258,868	9,088,921	—	10,347,789
United States	122,758,693	—	—	122,758,693
Total Common Stock	136,477,445	80,757,041	—	217,234,486
Short-Term Investments	2,756,330	4,986,306	—	7,742,636
Total Investments, at fair value	$139,233,775	$85,743,347	$—	$224,977,122

See Accompanying Notes to Financial Statements

42

VY® CLARION GLOBAL REAL ESTATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward Foreign currency contracts
Foreign exchange contracts	$8,441
Total	$8,441

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward Foreign currency contracts
Foreign exchange contracts	$(207)
Total	$(207)

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $178,078,773.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$52,339,157
Gross Unrealized Depreciation	(5,430,825)
Net Unrealized Appreciation	$46,908,332

See Accompanying Notes to Financial Statements

43

VY® INVESCO GROWTH AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.7%
		Communication Services: 6.3%
8,205	(1)	Charter Communications, Inc.	$5,919,497	1.3
99,256		Comcast Corp. — Class A	5,659,577	1.3
9,214	(1)	NetFlix, Inc.	4,866,927	1.1
1,810,803		Vodafone Group PLC	3,034,955	0.7
48,246	(1)	Walt Disney Co.	8,480,200	1.9
			27,961,156	6.3

		Consumer Discretionary: 7.4%
2,733	(1)	Booking Holdings, Inc.	5,980,050	1.4
271,551	(1)	General Motors Co.	16,067,673	3.6
721,638		Kingfisher PLC	3,642,171	0.8
103,545		TJX Cos., Inc.	6,981,004	1.6
			32,670,898	7.4

		Consumer Staples: 5.2%
54,820		Diageo PLC	2,627,438	0.6
107,771		Philip Morris International, Inc.	10,681,184	2.4
70,518		Sysco Corp.	5,482,775	1.2
117,317	(1)	US Foods Holding Corp.	4,500,280	1.0
			23,291,677	5.2

		Energy: 6.7%
146,642		Canadian Natural Resources Ltd.	5,323,403	1.2
59,319		Chevron Corp.	6,213,072	1.4
121,388		ConocoPhillips	7,392,529	1.7
197,820		Devon Energy Corp.	5,774,366	1.3
30,687		Pioneer Natural Resources Co.	4,987,251	1.1
			29,690,621	6.7

		Financials: 23.9%
39,497		American Express Co.	6,526,089	1.5
212,868		American International Group, Inc.	10,132,517	2.3
379,201		Bank of America Corp.	15,634,457	3.5
81,780		Charles Schwab Corp.	5,954,402	1.3
217,797		Citizens Financial Group, Inc.	9,990,348	2.2
31,260		Goldman Sachs Group, Inc.	11,864,108	2.7
123,533		Morgan Stanley	11,326,741	2.6
44,524		PNC Financial Services Group, Inc.	8,493,398	1.9
144,925		Truist Financial Corp.	8,043,338	1.8
326,332		Wells Fargo & Co.	14,779,576	3.3
14,764		Willis Towers Watson PLC	3,396,015	0.8
			106,140,989	23.9

		Health Care: 14.7%
16,414		Alcon, Inc.	1,151,238	0.3
14,966		Anthem, Inc.	5,714,019	1.3
100,190		Bristol-Myers Squibb Co.	6,694,696	1.5
26,580		Cigna Corp.	6,301,321	1.4
59,592		CVS Health Corp.	4,972,356	1.1
184,098		GlaxoSmithKline PLC	3,619,195	0.8
21,004		Johnson & Johnson	3,460,199	0.8
30,923		McKesson Corp.	5,913,715	1.3
57,638		Medtronic PLC	7,154,605	1.6
47,473		Merck & Co., Inc.	3,691,975	0.8
Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
81,490		Pfizer, Inc.	$3,191,148	0.7
68,257		Sanofi	7,171,241	1.6
20,145		Universal Health Services, Inc.	2,949,832	0.7
21,319		Zimmer Biomet Holdings, Inc.	3,428,522	0.8
			65,414,062	14.7

		Industrials: 12.5%
41,042		Adecco Group AG	2,792,571	0.7
284,943		CSX Corp.	9,140,971	2.1
42,040		Emerson Electric Co.	4,045,930	0.9
30,591		General Dynamics Corp.	5,759,062	1.3
165,328		Johnson Controls International plc	11,346,461	2.5
1,458	(1)	Parker Hannifin Corp.	446,458	0.1
45,127		Quanta Services, Inc.	4,087,152	0.9
118,196		Raytheon Technologies Corp.	10,083,301	2.3
109,874		Textron, Inc.	7,556,035	1.7
			55,257,941	12.5

		Information Technology: 12.3%
167,827		Cognizant Technology Solutions Corp.	11,623,698	2.6
100,986		Corning, Inc.	4,130,327	0.9
34,028	(1)	Fiserv, Inc.	3,637,253	0.8
143,509		Intel Corp.	8,056,595	1.8
44,708	(1)	Micron Technology, Inc.	3,799,286	0.9
28,106		NXP Semiconductor NV	5,781,966	1.3
95,664		Oracle Corp.	7,446,486	1.7
41,336		Qualcomm, Inc.	5,908,155	1.3
32,354		TE Connectivity Ltd.	4,374,584	1.0
			54,758,350	12.3

		Materials: 3.8%
108,627	(1)	Axalta Coating Systems Ltd.	3,312,037	0.8
152,901		Barrick Gold Corp.	3,161,993	0.7
143,786		Corteva, Inc.	6,376,909	1.4
62,679		Dow, Inc.	3,966,327	0.9
			16,817,266	3.8

		Real Estate: 2.4%
125,765	(1)	CBRE Group, Inc.	10,781,834	2.4

		Utilities: 2.5%
28,514		Duke Energy Corp.	2,814,902	0.6
85,567		Exelon Corp.	3,791,474	0.9
115,912		FirstEnergy Corp.	4,313,085	1.0
			10,919,461	2.5
		Total Common Stock (Cost $312,551,531)	433,704,255	97.7

See Accompanying Notes to Financial Statements

44

VY® INVESCO GROWTH AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.3%
		Mutual Funds: 2.3%
10,050,268	(2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $10,050,268)	$10,050,268	2.3
		Total Short-Term Investments	10,050,268	2.3
		Total Investments in Securities (Cost $322,601,799)	$443,754,523	100.0
		Liabilities in Excess of Other Assets	(184,025)	—
		Net Assets	$443,570,498	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of June 30, 2021.

Sector Diversification
as of June 30, 2021
(as a percentage of net assets)

Financials	23.9%
Health Care	14.7%
Industrials	12.5%
Information Technology	12.3%
Consumer Discretionary	7.4%
Energy	6.7%
Communication Services	6.3%
Consumer Staples	5.2%
Materials	3.8%
Utilities	2.5%
Real Estate	2.4%
Assets in Excess of Other Liabilities*	2.3%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$24,926,201	$3,034,955	$—	$27,961,156
Consumer Discretionary	29,028,727	3,642,171	—	32,670,898
Consumer Staples	20,664,239	2,627,438	—	23,291,677
Energy	29,690,621	—	—	29,690,621
Financials	106,140,989	—	—	106,140,989
Health Care	53,472,388	11,941,674	—	65,414,062
Industrials	52,465,370	2,792,571	—	55,257,941
Information Technology	54,758,350	—	—	54,758,350
Materials	16,817,266	—	—	16,817,266
Real Estate	10,781,834	—	—	10,781,834
Utilities	10,919,461	—	—	10,919,461
Total Common Stock	409,665,446	24,038,809	—	433,704,255
Short-Term Investments	10,050,268	—	—	10,050,268
Total Investments, at fair value	$419,715,714	$24,038,809	$—	$443,754,523
Other Financial Instruments+
Forward Foreign Currency Contracts	—	70,680	—	70,680
Total Assets	$419,715,714	$24,109,489	$—	$443,825,203
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(6,395)	$—	$(6,395)
Total Liabilities	$—	$(6,395)	$—	$(6,395)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

45

VY® INVESCO GROWTH AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2021, the following forward foreign currency contracts were outstanding for VY® Invesco Growth and Income Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD 75,887	USD 61,233	State Street Bank and Trust Co.	07/30/21	$(15)
USD 249,079	GBP 179,836	State Street Bank and Trust Co.	07/30/21	290
CHF 176,703	USD 192,404	State Street Bank and Trust Co.	07/30/21	(1,279)
CHF 234,956	USD 256,361	State Street Bank and Trust Co.	07/30/21	(2,229)
CHF 116,393	USD 126,849	State Street Bank and Trust Co.	07/30/21	(956)
USD 399,521	GBP 287,149	State Street Bank and Trust Co.	07/30/21	2,272
CHF 172,789	USD 188,471	State Street Bank and Trust Co.	07/30/21	(1,579)
USD 9,814	GBP 7,067	State Street Bank and Trust Co.	07/30/21	38
USD 3,802	CHF 3,496	State Street Bank and Trust Co.	07/30/21	20
USD 161,816	CAD 200,647	State Street Bank and Trust Co.	07/30/21	(46)
USD 3,852,027	CHF 3,542,324	State Street Bank and Trust Co.	07/30/21	20,585
USD 8,853,701	GBP 6,376,886	State Street Bank and Trust Co.	07/30/21	31,769
USD 3,820,580	CAD 4,736,423	State Street Bank and Trust Co.	07/30/21	(291)
USD 5,374,008	EUR 4,516,224	The Bank of New York Mellon	07/30/21	15,706
				$64,285

Currency Abbreviations

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — EU Euro

GBP — British Pound

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2021 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$70,680
Total Asset Derivatives		$70,680
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$6,395
Total Liability Derivatives		$6,395

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(159,444)
Total	$(159,444)

See Accompanying Notes to Financial Statements

46

VY® INVESCO GROWTH AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$274,609
Total	$274,609

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2021:

	State Street Bank and Trust Co.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$54,974	$15,706	$70,680
Total Assets	$54,974	$15,706	$70,680
Liabilities:
Forward foreign currency contracts	$6,395	$—	$6,395
Total Liabilities	$6,395	$—	$6,395
Net OTC derivative instruments by counterparty, at fair value	$48,579	$15,706	64,285
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$48,579	$15,706	$64,285

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $324,526,922.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$124,240,578
Gross Unrealized Depreciation	(4,946,131)
Net Unrealized Appreciation	$119,294,447

See Accompanying Notes to Financial Statements

47

VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.8%
		Argentina: 2.5%
9,208	(1)	MercadoLibre, Inc.	$14,344,130	2.5

		Brazil: 3.3%
1,432,504		B3 SA — Brasil Bolsa Balcao	4,824,167	0.8
1,282,028		Magazine Luiza SA	5,451,544	0.9
118,233	(1),(2)	Pagseguro Digital Ltd.	6,611,589	1.2
457,259		Raia Drogasil SA	2,279,952	0.4
			19,167,252	3.3

		China: 42.8%
255,896	(1)	Alibaba Group Holding Ltd.	7,255,634	1.3
46,742	(1)	Alibaba Group Holding Ltd. BABA ADR	10,600,151	1.9
187,100		Beijing Oriental Yuhong Waterproof Technology Co. Ltd. — A Shares	1,601,419	0.3
55,185	(1),(2)	Bilibili, Inc. ADR	6,723,740	1.2
1,913,800	(3)	Budweiser Brewing Co. APAC Ltd.	6,026,084	1.1
1,833,800		China Gas Holdings Ltd.	5,586,301	1.0
97,467		Contemporary Amperex Technology Co. Ltd. — A Shares	8,040,816	1.4
106,393	(1)	Dada Nexus Ltd. ADR	3,086,461	0.5
265,190	(1)	DiDi Global, Inc. ADR	3,749,787	0.7
397,814		Foshan Haitian Flavouring & Food Co. Ltd. — A Shares	7,929,953	1.4
298,780		Hundsun Technologies, Inc. — A Shares	4,304,538	0.7
47,902	(1)	JD.com, Inc. ADR	3,823,059	0.7
191,764	(1)	JD.com, Inc. — Class A	7,636,632	1.3
601,887		Jiangsu Hengli Hydraulic Co. Ltd. — A Shares	7,993,314	1.4
132,726	(1)	KE Holdings, Inc. ADR	6,328,376	1.1
1,288,000		Kingdee International Software Group Co., Ltd.	4,362,279	0.8
18,700		Kweichow Moutai Co. Ltd. — A Shares (Shanghai)	5,948,165	1.0
398,277	(1),(3)	Meituan Class B	16,429,390	2.9
327,400		Midea Group Co. Ltd. — A Shares	3,611,413	0.6
273,200		NetEase, Inc.	6,278,467	1.1
44,833		NetEase, Inc. ADR	5,167,003	0.9
577,087	(1)	New Oriental Education & Technology Group, Inc. ADR	4,726,342	0.8
215,400		Pharmaron Beijing Co. Ltd. — A Shares	7,220,950	1.3
1,944,275		Ping An Bank Co. Ltd. — A Shares	6,805,030	1.2
273,000		Ping An Insurance Group Co. of China Ltd. — H Shares	2,668,684	0.5
77,221		Shenzhen Mindray Bio-Medical Electronics Co. Ltd. — A Shares	5,726,197	1.0
317,700		Shenzhou International Group Holdings Ltd.	8,022,813	1.4
204,000		Sichuan Swellfun Co. Ltd. — A Shares	3,986,837	0.7
40,000		Silergy Corp.	5,428,941	0.9
267,400		Sunny Optical Technology Group Co. Ltd.	8,445,191	1.5
Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		China: (continued)
275,200		Tencent Holdings Ltd.	$20,720,499	3.6
256,094		Wanhua Chemical Group Co. Ltd. — A Shares	4,309,793	0.7
946,500	(1),(3)	Wuxi Biologics Cayman, Inc.	17,330,692	3.0
4,560,000		Xinyi Solar Holdings Ltd.	9,815,052	1.7
106,728		Yum China Holdings, Inc.	7,070,730	1.2
			244,760,733	42.8

		Germany: 1.1%
47,775	(1),(3)	Delivery Hero SE	6,312,312	1.1

		Hong Kong: 5.2%
741,200		AIA Group Ltd.	9,195,015	1.6
81,600		Hong Kong Exchanges and Clearing Ltd.	4,857,630	0.9
1,456,169	(3)	JS Global Lifestyle Co. Ltd.	4,099,561	0.7
672,000		Techtronic Industries Co., Ltd.	11,710,925	2.0
			29,863,131	5.2

		India: 15.2%
153,900		Asian Paints Ltd.	6,204,480	1.1
47,785		Britannia Industries Ltd.	2,348,288	0.4
275,207	(1)	HDFC Bank Ltd. ADR	20,123,136	3.5
800,953	(3)	HDFC Life Insurance Co., Ltd.	7,403,659	1.3
147,532		Hindustan Unilever Ltd.	4,910,795	0.9
535,868		Housing Development Finance Corp.	17,883,603	3.1
343,071	(1)	Kotak Mahindra Bank Ltd.	7,885,847	1.4
276,688		Reliance Industries Ltd.	7,868,004	1.4
267,380		Tata Consultancy Services Ltd.	12,049,634	2.1
			86,677,446	15.2

		Indonesia: 1.9%
2,564,800		Bank Central Asia Tbk PT	5,334,025	0.9
19,900,000		Bank Rakyat Indonesia	5,410,713	1.0
			10,744,738	1.9

		Macau: 0.6%
770,800	(1)	Sands China Ltd.	3,244,421	0.6

		Mexico: 1.1%
1,978,135		Wal-Mart de Mexico SAB de CV	6,461,140	1.1

		Panama: 0.5%
41,947	(1)	Copa Holdings S.A.- Class A	3,159,868	0.5

		Poland: 1.4%
452,075	(1),(3)	Allegro.eu SA	7,780,006	1.4

		Portugal: 0.6%
177,847		Jeronimo Martins SGPS SA	3,243,359	0.6

		Singapore: 3.9%
80,823	(1)	Sea Ltd. ADR	22,193,996	3.9

See Accompanying Notes to Financial Statements

48

VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		South Africa: 1.5%
259,143	(1)	Bid Corp. Ltd.	$5,618,576	1.0
23,542		Capitec Bank Holdings Ltd.	2,775,100	0.5
			8,393,676	1.5

		South Korea: 7.0%
5,429		LG Chem Ltd.	4,099,384	0.7
8,196		NCSoft Corp.	5,963,595	1.1
416,031		Samsung Electronics Co., Ltd. 005930	29,782,060	5.2
			39,845,039	7.0

		Taiwan: 7.0%
246,000		Chailease Holding Co. Ltd.	1,787,162	0.3
167,762		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	20,158,282	3.5
847,223		Taiwan Semiconductor Manufacturing Co., Ltd.	18,247,517	3.2
			40,192,961	7.0

		Turkey: 0.3%
245,432		BIM Birlesik Magazalar AS	1,751,928	0.3

		United Kingdom: 1.1%
339,641		Prudential PLC	6,461,925	1.1

		United States: 2.8%
31,779	(1)	EPAM Systems, Inc.	16,237,798	2.8
		Total Common Stock (Cost $332,687,040)	570,835,859	99.8

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 0.0%
		India: 0.0%
INR1,886,653		Britannia Industries Ltd., 5.500%, 06/03/2024	25,715	0.0
		Total Corporate Bonds/Notes (Cost $25,926)	25,715	0.0
		Total Long-Term Investments (Cost $332,712,966)	570,861,574	99.8

SHORT-TERM INVESTMENTS: 1.9%
		Repurchase Agreements: 1.9%
414,236	(4)	Bank of America Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $414,237, collateralized by various U.S. Government Agency Obligations, 1.500%–8.500%, Market Value plus accrued interest $422,521, due 07/15/21–01/15/60)	414,236	0.1
Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements: (continued)
2,519,800	(4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $2,519,803, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%–9.000%, Market Value plus accrued interest $2,570,196, due 07/25/21–05/20/71)	$2,519,800	0.4
1,256,425	(4)	JVB Financial Group LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $1,256,428, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%–7.000%, Market Value plus accrued interest $1,281,554, due 08/01/21–06/01/51)	1,256,425	0.2
1,596,285	(4)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $1,596,288, collateralized by various U.S. Government Agency Obligations, 0.500%–7.500%, Market Value plus accrued interest $1,628,213, due 05/01/24–04/20/71)	1,596,285	0.3
2,519,800	(4)	Palafox Trading LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $2,519,806, collateralized by various U.S. Government Securities, 1.125%, Market Value plus accrued interest $2,570,203, due 02/28/27)	2,519,800	0.4

See Accompanying Notes to Financial Statements

49

VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements: (continued)
2,519,847	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $2,519,850, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–8.000%, Market Value plus accrued interest $2,570,244, due 08/01/21–04/15/62)	$2,519,847	0.5
		Total Repurchase Agreements
		Total Short-Term Investments
		(Cost $10,826,393)	10,826,393	1.9

		Total Investments in Securities (Cost $343,539,359)	$581,687,967	101.7
		Liabilities in Excess of Other Assets	(9,712,147)	(1.7)
		Net Assets	$571,975,820	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Currency Abbreviations:

INR      Indian Rupee

Geographic Diversification
as of June 30, 2021
(as a percentage of net assets)

China	42.8%
India	15.2%
Taiwan	7.0%
South Korea	7.0%
Hong Kong	5.2%
Singapore	3.9%
Brazil	3.3%
United States	2.8%
Argentina	2.5%
Indonesia	1.9%
Countries between 0.3%-1.5%ˆ	8.2%
Assets in Excess of Other Liabilities*	0.2%
Net Assets	100.0%

ˆ Includes 9 countries, which each represents 0.3%-1.5% of net assets.
* Includes short-term investments.

Portfolio holdings are subject to change daily.

Sector Diversification	Percentage of Net Assets
Information Technology	23.7%
Consumer Discretionary	19.8
Financials	18.1
Communication Services	11.7
Consumer Staples	8.8
Industrials	6.1
Health Care	5.3
Materials	2.8
Energy	1.4
Real Estate	1.1
Utilities	1.0
Consumer, Non-cyclical*	0.0
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(1.7)
Net Assets	100.0%

*	Amount is less than 0.05%.

See Accompanying Notes to Financial Statements

50

VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock
Argentina	$14,344,130	$—	$—	$14,344,130
Brazil	19,167,252	—	—	19,167,252
China	51,275,649	193,485,084	—	244,760,733
Germany	—	6,312,312	—	6,312,312
Hong Kong	—	29,863,131	—	29,863,131
India	20,123,136	66,554,310	—	86,677,446
Indonesia	—	10,744,738	—	10,744,738
Macau	—	3,244,421	—	3,244,421
Mexico	6,461,140	—	—	6,461,140
Panama	3,159,868	—	—	3,159,868
Poland	7,780,006	—	—	7,780,006
Portugal	3,243,359	—	—	3,243,359
Singapore	22,193,996	—	—	22,193,996
South Africa	5,618,576	2,775,100	—	8,393,676
South Korea	—	39,845,039	—	39,845,039
Taiwan	20,158,282	20,034,679	—	40,192,961
Turkey	1,751,928	—	—	1,751,928
United Kingdom	—	6,461,925	—	6,461,925
United States	16,237,798	—	—	16,237,798
Total Common Stock	191,515,120	379,320,739	—	570,835,859
Corporate Bonds/Notes	—	25,715	—	25,715
Short-Term Investments	—	10,826,393	—	10,826,393
Total Investments, at fair value	$191,515,120	$390,172,847	$—	$581,687,967
Other Financial Instruments+
Forward Foreign Currency Contracts	—	453	—	453
Total Assets	$191,515,120	$390,173,300	$—	$581,688,420

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2021, the following forward foreign currency contracts were outstanding for VY® JPMorgan Emerging Markets Equity Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 2,474,571	HKD 19,209,795	ANZ Bank	07/02/21	$453
				$453

Currency Abbreviations

HKD — Hong Kong Sar Dollar

USD — United States Dollar

See Accompanying Notes to Financial Statements

51

VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2021 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$453
Total Asset Derivatives		$453

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$204
Total	$204

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$449
Total	$449

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2021:

ANZ Bank
Assets:
Forward foreign currency contracts	$453
Total Assets	$453
Net OTC derivative instruments by counterparty, at fair value	$453
Total collateral pledged by the Portfolio/(Received from counterparty)	$—
Net Exposure(1)	$453

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $343,746,367.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$251,264,028
Gross Unrealized Depreciation	(13,305,100)
Net Unrealized Appreciation	$237,958,928

See Accompanying Notes to Financial Statements

52

VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: 98.7%
	France: 6.5%
20,853	L’Oreal S.A.	$9,312,801	2.1
9,725	LVMH Moet Hennessy Louis Vuitton SE	7,650,222	1.8
51,859	Pernod Ricard SA	11,526,275	2.6
		28,489,298	6.5

	Germany: 4.6%
143,100	SAP SE	20,099,746	4.6

	Italy: 0.6%
188,398	Davide Campari-Milano NV	2,525,316	0.6

	Netherlands: 2.4%
84,763	Heineken NV	10,290,159	2.4

	United Kingdom: 13.0%
255,603	British American Tobacco PLC	9,923,922	2.3
131,811	Experian PLC	5,089,107	1.2
356,265	Reckitt Benckiser Group PLC	31,476,045	7.2
77,240	Relx PLC (EUR Exchange)	2,059,936	0.5
294,365	Relx PLC (GBP Exchange)	7,805,578	1.8
		56,354,588	13.0

	United States: 71.6%
157,504	Abbott Laboratories	18,259,439	4.2
64,379	Accenture PLC	18,978,285	4.4
88,241	Automatic Data Processing, Inc.	17,526,428	4.0
214,651	Baxter International, Inc.	17,279,406	4.0
67,231	Becton Dickinson & Co.	16,349,907	3.8
142,412	Coca-Cola Co.	7,705,913	1.8
72,257	Danaher Corp.	19,390,889	4.5
14,680	Estee Lauder Cos., Inc.	4,669,414	1.1
7,836	Factset Research Systems, Inc.	2,629,840	0.6
74,478	Fidelity National Information Services, Inc.	10,551,298	2.4
97,601	Intercontinental Exchange, Inc.	11,585,239	2.7
155,129	Microsoft Corp.	42,024,446	9.7
14,772	Moody’s Corp.	5,352,930	1.2
33,324	Nike, Inc. — Class B	5,148,225	1.2
379,016	Philip Morris International, Inc.	37,564,276	8.6
139,652	Procter & Gamble Co.	18,843,244	4.3
20,452	Roper Technologies, Inc.	9,616,530	2.2
35,509	Thermo Fisher Scientific, Inc.	17,913,225	4.1
101,771	Visa, Inc. — Class A	23,796,095	5.5
31,723	Zoetis, Inc.	5,911,898	1.3
		311,096,927	71.6
	Total Common Stock (Cost $281,648,479)	428,856,034	98.7
Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.3%
		Mutual Funds: 1.3%
5,845,606	(1)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $5,845,606)	$5,845,606	1.3
		Total Short-Term Investments (Cost $5,845,606)	5,845,606	1.3
		Total Investments in Securities (Cost $287,494,085)	$434,701,640	100.0
		Assets in Excess of Other Liabilities	58,028	0.0
		Net Assets	$434,759,668	100.0

(1)	Rate shown is the 7-day yield as of June 30, 2021.

Geographic Diversification
as of June 30, 2021
(as a percentage of net assets)

United States	71.6%
United Kingdom	13.0%
France	6.5%
Germany	4.6%
Netherlands	2.4%
Italy	0.6%
Assets in Excess of Other Liabilities*	1.3%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Sector Diversification	Percentage of Net Assets
Consumer Staples	33.1%
Information Technology	30.6
Health Care	21.9
Industrials	5.7
Financials	4.5
Consumer Discretionary	2.9
Short-Term Investments	1.3
Assets in Excess of Other Liabilities*	0.0
Net Assets	100.0%

*	Amount is less than 0.05%.

See Accompanying Notes to Financial Statements

53

VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock
France	$—	$28,489,298	$—	$28,489,298
Germany	—	20,099,746	—	20,099,746
Italy	—	2,525,316	—	2,525,316
Netherlands	—	10,290,159	—	10,290,159
United Kingdom	—	56,354,588	—	56,354,588
United States	311,096,927	—	—	311,096,927
Total Common Stock	311,096,927	117,759,107	—	428,856,034
Short-Term Investments	5,845,606	—	—	5,845,606
Total Investments, at fair value	$316,942,533	$117,759,107	$—	$434,701,640

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $288,414,742.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$153,355,718
Gross Unrealized Depreciation	(7,065,916)
Net Unrealized Appreciation	$146,289,802

See Accompanying Notes to Financial Statements

54

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 71.3%
		Communication Services: 4.7%
18,933	(1),(2)	Alphabet, Inc. — Class A	$46,230,410	0.6
105,982	(1),(2)	Alphabet, Inc. — Class C	265,624,807	3.1
245,565	(2)	Facebook, Inc. — Class A	85,385,406	1.0
			397,240,623	4.7

		Consumer Discretionary: 9.8%
137,713	(2)	Amazon.com, Inc.	473,754,754	5.6
445,969	(1),(2)	Hilton Worldwide Holdings, Inc.	53,792,781	0.6
383,580	(1),(2)	Marriott International, Inc.	52,366,341	0.6
74,500		McDonald’s Corp.	17,208,755	0.2
32,600	(1)	Ross Stores, Inc.	4,042,400	0.1
1,960,528		Yum! Brands, Inc.	225,519,536	2.7
			826,684,567	9.8

		Consumer Staples: 1.5%
473,000		Coca-Cola Co.	25,594,030	0.3
1,964,758		Keurig Dr Pepper, Inc.	69,238,072	0.8
137,500		Mondelez International, Inc.	8,585,500	0.1
140,500		PepsiCo, Inc.	20,817,885	0.3
			124,235,487	1.5

		Financials: 9.3%
384,455		Arthur J. Gallagher & Co.	53,854,457	0.6
2,403,801		Bank of America Corp.	99,108,715	1.2
66,600		CME Group, Inc.	14,164,488	0.2
594,283		Intercontinental Exchange, Inc.	70,541,392	0.8
2,067,296	(1)	Marsh & McLennan Cos., Inc.	290,827,201	3.4
1,365,774		PNC Financial Services Group, Inc.	260,535,048	3.1
			789,031,301	9.3

		Health Care: 14.2%
341,177		Becton Dickinson & Co.	82,970,835	1.0
965,966		Danaher Corp.	259,226,636	3.1
280,733	(1),(2)	Envista Holdings Corp.	12,130,473	0.1
527,436		Humana, Inc.	233,506,466	2.8
67,200		Medtronic PLC	8,341,536	0.1
777,908		PerkinElmer, Inc.	120,116,774	1.4
488,357		Thermo Fisher Scientific, Inc.	246,361,456	2.9
603,133		UnitedHealth Group, Inc.	241,518,578	2.8
			1,204,172,754	14.2

		Industrials: 7.9%
26,970,206		General Electric Co.	363,018,973	4.3
1,255,728	(2)	Ingersoll Rand, Inc.	61,292,084	0.7
46,300		Lockheed Martin Corp.	17,517,605	0.2
53,200		Northrop Grumman Corp.	19,334,476	0.3
126,620		Roper Technologies, Inc.	59,536,724	0.7

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
63,802	(2)	Teledyne Technologies, Inc.	$26,722,191	0.3
929,979		Waste Connections, Inc.	111,067,392	1.3
68,100		Waste Management, Inc.	9,541,491	0.1
			668,030,936	7.9

		Information Technology: 15.9%
518,200		Cisco Systems, Inc.	27,464,600	0.3
1,322,064	(1),(2)	Fiserv, Inc.	141,315,421	1.7
332,000	(2)	FleetCor Technologies, Inc.	85,011,920	1.0
573,632	(1)	Global Payments, Inc.	107,578,945	1.3
1,994,895	(1)	Microsoft Corp.	540,417,056	6.4
83,100		NXP Semiconductor NV — NXPI — US	17,095,332	0.2
519,124	(2)	Salesforce.com, Inc.	126,806,419	1.5
555,667		TE Connectivity Ltd.	75,131,735	0.9
945,234	(1)	Visa, Inc. — Class A	221,014,614	2.6
			1,341,836,042	15.9

		Real Estate: 0.1%
44,380		American Tower Corp.	11,988,813	0.1

		Utilities: 7.9%
1,740,012		Ameren Corp.	139,270,560	1.6
2,295,123		American Electric Power Co., Inc.	194,144,455	2.3
560,288		CMS Energy Corp.	33,101,815	0.4
2,301		Duke Energy Corp.	227,155	0.0
2,453,451		Exelon Corp.	108,712,414	1.3
3,106,457		NiSource, Inc.	76,108,196	0.9
1,948,016		Public Service Enterprise Group, Inc.	116,374,476	1.4
			667,939,071	7.9
		Total Common Stock (Cost $4,565,680,090)	6,031,159,594	71.3

PREFERRED STOCK: 1.9%
		Consumer Discretionary: 0.6%
576,340	(2),(3), (4)	Aurora Innovation, Inc., — Series B	11,328,979	0.1
413,251	(2),(3), (4)	Waymo LLC., Series A-2	37,904,208	0.5
			49,233,187	0.6

		Financials: 0.0%
23,000	(2),(5), (6)	Charles Schwab Corp. — Series D	583,510	0.0

		Utilities: 1.3%
55,461	(2),(5)	Alabama Power Co.	1,490,792	0.0
223,176	(2)	American Electric Power Co., Inc.	10,964,637	0.1
983,000	(2),(5)	CMS Energy Corp.	27,248,760	0.3
736,056	(2),(5), (6)	CMS Energy Corp.	20,101,689	0.3
327,237	(2),(5)	DTE Energy Co.	8,675,053	0.1
92,387	(2),(5)	Duke Energy Corp.	2,547,109	0.0
525,000	(2),(5), (7)	NiSource, Inc.	15,046,500	0.2

See Accompanying Notes to Financial Statements

55

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

PREFERRED STOCK: (continued)
		Utilities: (continued)
134,491	(2)	NiSource, Inc.	$13,824,330	0.1
16,757	(2),(5), (7)	SCE Trust III	424,790	0.0
494,804	(2),(5), (7)	SCE Trust IV	12,320,620	0.2
			112,644,280	1.3
		Total Preferred Stock
		(Cost $146,734,310)	162,460,977	1.9

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 8.8%
		Communications: 3.0%
8,140,000	(8)	Altice Financing SA, 7.500%, 05/15/2026	8,486,357	0.1
7,630,000	(8)	Altice France Holding SA, 10.500%, 05/15/2027	8,488,489	0.1
8,415,000	(8)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.000%, 03/01/2023	8,505,461	0.1
25,960,000	(8)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	27,261,894	0.3
38,178,000	(8)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	40,086,900	0.5
25,880,000	(6)	Netflix, Inc., 4.375%, 11/15/2026	29,463,604	0.3
31,765,000		Netflix, Inc., 4.875%, 04/15/2028	36,967,472	0.4
650,000	(8)	Netflix, Inc., 4.875%, 06/15/2030	774,917	0.0
1,990,000		Netflix, Inc., 5.500%, 02/15/2022	2,045,113	0.0
10,975,000		Netflix, Inc., 5.875%, 02/15/2025	12,706,581	0.2
39,620,000		Netflix, Inc., 5.875%, 11/15/2028	48,681,688	0.6
23,355,000		Netflix, Inc., 6.375%, 05/15/2029	29,862,287	0.4
2,525,000	(8)	Photo Holdings Merger Sub, Inc., 8.500%, 10/01/2026	2,776,263	0.0
1,070,000	(8)	Sirius XM Radio, Inc., 3.875%, 08/01/2022	1,073,263	0.0
1,105,000	(8)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	1,160,388	0.0
			258,340,677	3.0

		Consumer, Cyclical: 3.1%
12,920,000		Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 04/15/2027	13,326,786	0.2
19,870,000		Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/2024	20,169,938	0.3
13,970,000		Cedar Fair L.P., 5.250%, 07/15/2029	14,419,694	0.2

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,873,000	(8)	Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.500%, 05/01/2025	$1,957,285	0.0
10,835,000	(6),(8)	Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.500%, 10/01/2028	11,689,286	0.1
2,083,000	(6),(8)	Clarios Global L.P. / Clarios US Finance Co., 6.250%, 05/15/2026	2,221,644	0.0
1,134,000	(8)	Clarios Global L.P. / Clarios US Finance Co., 6.750%, 05/15/2025	1,210,534	0.0
2,300,000	(8)	Clarios Global L.P. / Clarios US Finance Co., 8.500%, 05/15/2027	2,510,335	0.0
12,595,000	(8)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	13,540,795	0.2
7,010,000	(8)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	7,799,088	0.1
32,140,000	(8)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 06/01/2027	33,666,650	0.4
7,584,000	(8)	Life Time, Inc., 5.750%, 01/15/2026	7,869,045	0.1
2,175,000		Marriott International, Inc./MD, 3.125%, 06/15/2026	2,312,122	0.0
7,550,000	(8)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	8,321,987	0.1
29,681,000	(8)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	30,014,911	0.4
18,612,000	(6),(8)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	19,250,205	0.2
11,039,000	(8)	Six Flags Theme Parks, Inc., 7.000%, 07/01/2025	11,911,357	0.2
2,361,345		United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	2,511,744	0.0
320,374		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	323,481	0.0
1,483,198		US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/2024	1,509,909	0.0
1,862,306		US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/2027	1,879,483	0.0
664,130		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	666,248	0.0
19,605,000		Yum! Brands, Inc., 3.750%, 11/01/2021	19,696,359	0.2
8,160,000	(6)	Yum! Brands, Inc., 3.875%, 11/01/2023	8,594,194	0.1
2,175,000	(8)	Yum! Brands, Inc., 4.750%, 01/15/2030	2,357,515	0.0

See Accompanying Notes to Financial Statements

56

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
13,525,000		Yum! Brands, Inc., 5.350%, 11/01/2043	$14,437,329	0.2
5,885,000		Yum! Brands, Inc., 6.875%, 11/15/2037	7,328,591	0.1
1,660,000	(8)	Yum! Brands, Inc., 7.750%, 04/01/2025	1,810,213	0.0
			263,306,728	3.1

		Consumer, Non-cyclical: 0.4%
4,815,000	(8)	Avantor Funding, Inc., 4.625%, 07/15/2028	5,089,551	0.1
7,855,000		Elanco Animal Health, Inc., 4.912%, 08/27/2021	7,911,242	0.1
6,815,000	(8)	Hadrian Merger Sub, Inc., 8.500%, 05/01/2026	7,126,207	0.1
2,345,000	(8)	Korn Ferry, 4.625%, 12/15/2027	2,439,445	0.0
2,725,000	(6),(8)	Surgery Center Holdings, Inc., 10.000%, 04/15/2027	3,000,280	0.0
4,695,000		Teleflex, Inc., 4.625%, 11/15/2027	5,016,537	0.1
			30,583,262	0.4

		Financial: 1.3%
12,600,000	(8)	Acrisure LLC / Acrisure Finance, Inc., 7.000%, 11/15/2025	12,897,171	0.2
12,401,000	(8)	AmWINS Group, Inc., 7.750%, 07/01/2026	13,177,923	0.2
8,400,000	(7)	Bank of New York Mellon Corp., 3.555%, (US0003M + 3.420%), 12/31/2199	8,461,950	0.1
35,918,000	(8)	HUB International Ltd., 7.000%, 05/01/2026	37,339,275	0.4
6,795,000	(6),(7)	PNC Financial Services Group, Inc./The, 5.000%, 12/31/2199	7,576,425	0.1
3,510,000		SBA Communications Corp., 3.875%, 02/15/2027	3,613,106	0.0
8,525,000		SBA Communications Corp., 4.875%, 09/01/2024	8,698,612	0.1
2,214,000	(7)	State Street Corp., 3.716%, 12/31/2199	2,221,306	0.0
15,235,000	(8)	USI, Inc./NY, 6.875%, 05/01/2025	15,471,371	0.2
			109,457,139	1.3

		Industrial: 0.8%
49,630,000	(7)	General Electric Co., 3.449%, 12/31/2199	48,699,438	0.6
1,500,000		Lennox International, Inc., 3.000%, 11/15/2023	1,573,453	0.0
4,220,000	(8)	Sensata Technologies BV, 4.875%, 10/15/2023	4,533,236	0.0
5,100,000	(8)	Sensata Technologies BV, 5.000%, 10/01/2025	5,695,578	0.1
1,430,000	(8)	Sensata Technologies BV, 5.625%, 11/01/2024	1,593,542	0.0
5,885,000	(6)	Welbilt, Inc., 9.500%, 02/15/2024	6,174,542	0.1
850,000		Xylem, Inc./NY, 4.875%, 10/01/2021	859,352	0.0
			69,129,141	0.8

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Technology: 0.1%
4,176,000	(8)	Clarivate Science Holdings Corp., 3.875%, 06/30/2028	$4,219,263	0.1
1,280,000	(8)	Clarivate Science Holdings Corp., 4.875%, 06/30/2029	1,315,200	0.0
			5,534,463	0.1

		Utilities: 0.1%
9,465,000	(7)	NiSource, Inc., 5.650%, 12/31/2199	10,127,550	0.1
		Total Corporate Bonds/Notes (Cost $687,855,179)	746,478,960	8.8

BANK LOANS: 10.3%
		Aerospace & Defense: 0.2%
16,875,000		SkyMiles IP Ltd. 2020 Skymiles Term Loan B, 4.750%, (US0003M + 3.750%), 10/20/2027	17,843,203	0.2

		Basic Materials: 0.0%
2,065,067		HB Fuller Co. 1st Lien Term Loan B, 2.093%, (US0001M + 2.000%), 10/20/2024	2,067,906	0.0

		Business Equipment & Services: 0.1%
2,810,000		Polaris Newco LLC USD Term Loan B, 4.500%, (US0006M + 4.000%), 06/02/2028	2,821,176	0.1

		Communications: 0.0%
2,512,375		Mega Broadband Investments LLC TL B 1L, 3.750%, (US0001M + 3.000%), 10/19/2027	2,514,259	0.0

		Consumer, Cyclical: 1.3%
37,950,000		Formula One TL B3 1L, 3.500%, (US0003M + 2.500%), 02/01/2024	37,852,165	0.4
5,144,659		Four Seasons Hotels Ltd. — TL B 1L, 2.145%, (US0003M + 2.000%), 11/30/2023	5,136,443	0.1
1,985,000		Insprire Brands TL B 1L, 3.750%, (US0001M + 2.750%), 02/05/2025	1,982,209	0.0
14,636,429		Life Time, Inc. — TL B 1L, 5.750%, (US0001M + 4.750%), 12/22/2024	14,700,464	0.2
41,685,000		Mileage Plus Holdings LLC 2020 Term Loan B, 6.250%, (US0003M + 5.250%), 06/21/2027	44,554,095	0.5
4,960,106		SeaWorld Parks & Entertainment, Inc. — TL B5 1L, 3.750%, (US0003M + 3.000%), 04/01/2024	4,926,893	0.1
3,325,000		WellPet — TL B 1L, 4.500%, (US0003M + 3.750%), 12/21/2027	3,329,156	0.0
			112,481,425	1.3

See Accompanying Notes to Financial Statements

57

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: 1.6%
10,805,000	Aspen Dental TL B2 1L, 3.351%, (US0001M + 3.250%), 12/23/2027	$10,803,315	0.1
1,040,000	CoreLogic, Inc. TL 2L, 7.000%, (US0003M + 2.000%), 04/13/2029	1,049,100	0.0
13,920,000	CoreLogic, Inc. TL B 1L, 4.000%, (US0001M + 3.500%), 06/02/2028	13,913,472	0.2
3,809,437	CPI Holdco LLC — TL 1L, 4.091%, (US0001M + 4.000%), 11/04/2026	3,817,372	0.1
1,510,000	Dentalcorp Health Services ULC — TL 1L, 3.896%, (US0003M + 3.750%), 06/06/2025	1,509,811	0.0
15,225,000	Dino Grandparent, Inc. — TL A 1L, 2.341%, (US0001M + 2.250%), 09/19/2022	15,148,875	0.2
2,825,000	Heartland Dental LLC, 4.101%, (US0001M + 4.000%), 04/30/2025	2,822,881	0.0
30,404,479	Heartland Dental LLC — TL 1L, 3.926%, (US0003M + 3.750%), 04/30/2025	30,102,806	0.4
20,770,985	Loire Finco Luxembourg Sarl — TL B 1L, 3.104%, (US0003M + 3.250%), 01/24/2027	20,468,082	0.2
2,505,000	Pacific Dental Services TL B 1L, 4.250%, (US0001M + 3.500%), 04/20/2028	2,515,959	0.0
5,059,802	PetVet Care Centers LLC, 3.410%, (US0003M + 3.250%), 02/14/2025	5,002,090	0.1
1,803,693	PetVet Care Centers LLC TL 1L, 2.854%, (US0003M + 2.750%), 02/14/2025	1,783,120	0.0
263,808	Prestige Brands, Inc. Term Loan B4, 4.250%, (US0001M + 2.000%), 01/26/2024	264,255	0.0
23,411,743	Sunshine Luxembourg VII Sarl — TL B 1L, 4.500%, (US0003M + 4.250%), 07/17/2026	23,514,310	0.3
		132,715,448	1.6

	Financial: 2.7%
14,913,538	Alliant Holdings Intermediate, LLC Term Loan B 1L, 3.354%, (US0003M + 3.000%), 05/09/2025	14,778,809	0.2
45,957,313	HUB International Ltd. —TL B3 1L, 4.000%, (US0003M + 3.250%), 04/25/2025	46,020,918	0.5
111,865,515	HUB International Ltd. TL B 1L, 2.926%, (US0001M + 3.000%), 04/25/2025	110,735,226	1.3
8,395,966	Hyperion Insurance — TL B-DD 1L, 4.750%, (US0001M + 3.750%), 10/22/2027	8,434,445	0.1

Principal Amount†		Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
5,313,225	Ryan Specialty Group, LLC TL B 1L, 3.750%, (US0001M + 3.250%), 07/23/2027	$5,322,523	0.1
41,259,040	USI Inc/NY — TL B 1L, 3.147%, (US0003M + 3.000%), 05/16/2024	40,934,867	0.5
		226,226,788	2.7

	Food Products: 0.1%
9,635,575	IRB Holding Corp 2020 Fourth Amendment Incremental Term Loan, 4.250%, (US0003M + 3.250%), 12/15/2027	9,640,595	0.1

	Health Care: 0.2%
9,975,000	ADMI Corp. 2021 Term Loan B2, 3.250%, (US0001M + 2.750%), 12/23/2027	9,893,953	0.1
5,571,495	PetVet Care Centers, LLC 2021 Term Loan B3, 4.250%, (US0001M + 3.500%), 02/14/2025	5,592,388	0.1
3,641,700	Press Ganey Holdings, Inc. 2021 Term Loan B, 4.500%, (US0003M + 3.750%), 07/24/2026	3,659,151	0.0
		19,145,492	0.2

	Industrial: 0.6%
EUR 9,412,249	Filtration Group — TL B 1L, 3.500%, (US0003M + 3.000%), 03/29/2025	11,115,216	0.1
1,786,500	Filtration Group Corp. — TL B 1L, 4.500%, (US0001M + 3.750%), 03/29/2025	1,790,781	0.0
4,793,432	Filtration Group Corp. 2018 1st Lien Term Loan, 3.104%, (US0003M + 3.000%), 03/31/2025	4,761,675	0.1
27,740,774	Thyssenkrupp Elevator TL B 1L, 4.478%, (US0001M + 4.250%), 06/30/2027	27,825,550	0.3
3,050,000	Welbilt, Inc. 2018 Term Loan B 1L, 2.604%, (US0003M + 2.500%), 10/23/2025	3,029,031	0.1
		48,522,253	0.6

	Industrial Equipment: 0.0%
2,059,200	Gardner Denver, Inc. 2020 USD Term Loan B, 2.854%, (US0001M + 2.750%), 03/01/2027	2,062,633	0.0

	Insurance: 0.6%
13,023,984	Alliant Holdings Intermediate, LLC 2020 Term Loan B3, 4.250%, (US0001M + 3.750%), 10/08/2027	13,061,636	0.2

See Accompanying Notes to Financial Statements

58

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

CORPORATE BONDS/NOTES: (continued)
		Insurance: (continued)
7,320,224		Alliant Holdings Intermediate, LLC Term Loan B, 3.354%, (US0001M + 3.250%), 05/09/2025	$7,254,093	0.1
1,738,908		Applied Systems, Inc. 2021 2nd Lien Term Loan, 6.250%, (US0003M + 5.500%), 09/19/2025	1,768,035	0.0
27,076,261		USI, Inc. 2019 Incremental Term Loan B, 3.397%, (US0003M + 3.250%), 12/02/2026	26,865,932	0.3
			48,949,696	0.6

		Technology: 2.9%
15,743,657		Applied Systems, Inc. 2017 1st Lien Term Loan, 5.500%, (US0003M + 3.250%), 09/19/2024	15,732,416	0.2
635,052		Ascend Learning LLC — TL B 1L, 4.000%, (US0003M + 3.000%), 07/12/2024	636,441	0.0
17,636,375		Clarivate / Camelot Finance SA TL B 1L, 4.000%, (US0003M + 3.000%), 10/31/2026	17,667,239	0.2
71,845,735		Cypress Intermediate Holdings III Inc TL B 1L, 4.000%, (US0001M + 3.000%), 04/29/2024	71,922,681	0.9
22,850,430		Emerald TopCo Inc Term Loan, 3.656%, (US0001M + 3.500%), 07/24/2026	22,757,612	0.3
860,000		JD Power/Autodata TL B 1L, 3.601%, (US0001M + 3.500%), 05/30/2026	860,000	0.0
19,555,000		RealPage, Inc. Term Loan B 1L, 3.750%, (US0001M + 3.250%), 04/24/2028	19,523,223	0.2
1,125,000		RealPage, Inc. Term Loan B 2L, 7.250%, (US0003M + 3.250%), 02/17/2029	1,164,375	0.0
89,842,217		UKG, Inc. — TL 1L, 4.000%, (US0003M + 3.250%), 05/04/2026	90,010,671	1.1
2,824,688		Ultimate Software Group, Inc. — TL 1L, 3.854%, (US0003M + 3.750%), 05/04/2026	2,829,591	0.0
3,050,000		Ultimate Software Group, Inc. TL 2L, 7.500%, (US0001M + 6.750%), 05/03/2027	3,112,272	0.0
			246,216,521	2.9
		Total Bank Loans (Cost $861,170,056)	871,207,395	10.3

ASSET-BACKED SECURITIES: 0.2%
		Other Asset-Backed Securities: 0.2%
7,907,378	(8)	Domino’s Pizza Master Issuer LLC 2017-1A A23, 4.118%, 07/25/2047	8,568,003	0.1

ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
7,400,250	(8)	Domino’s Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	$7,754,140	0.1
3,663,625	(8)	Domino’s Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	3,978,067	0.0
		Total Asset-Backed Securities (Cost $18,887,542)	20,300,210	0.2
		Total Long-Term Investments (Cost $6,280,327,177)	7,831,607,136	92.5

SHORT-TERM INVESTMENTS: 9.5%
		Repurchase Agreements: 0.3%
1,331,762	(9)	Bethesda Securities LLC, Repurchase Agreement dated 06/30/21, 0.08%, due 07/01/21 (Repurchase Amount $1,331,765, collateralized by various U.S. Government Agency Obligations, 1.500%–6.500%, Market Value plus accrued interest $1,358,397, due 01/01/25–04/01/51)	1,331,762	0.0
6,517,300	(9)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $6,517,309, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-9.000%, Market Value plus accrued interest $6,647,646, due 07/25/21–05/20/71)	6,517,300	0.1
3,759,579	(9)	Citadel Securities LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $3,759,588, collateralized by various U.S. Government Securities, 0.000%–8.125%, Market Value plus accrued interest $3,834,780, due 07/01/21–11/15/50)	3,759,579	0.1

See Accompanying Notes to Financial Statements

59

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements: (continued)
2,180,038	(9)	JVB Financial Group LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $2,180,043, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%–7.000%, Market Value plus accrued interest $2,223,639, due 08/01/21–06/01/51)	$2,180,038	0.0
2,769,735	(9)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $2,769,740, collateralized by various U.S. Government Agency Obligations, 0.500%–7.500%, Market Value plus accrued interest $2,825,134, due 05/01/24–04/20/71)	2,769,735	0.0
2,760,940	(9)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $2,760,944, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–8.000%, Market Value plus accrued interest $2,816,159, due 08/01/21–04/15/62)	2,760,940	0.0
4,471,028	(9)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/21, 0.11%, due 07/01/21 (Repurchase Amount $4,471,041, collateralized by various U.S. Government Securities, 0.125%–3.875%, Market Value plus accrued interest $4,560,936, due 07/15/23–02/15/48)	4,471,028	0.1

SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements: (continued)
1,794,821	(9)	Stonex Financial Inc., Repurchase Agreement dated 06/30/21, 0.10%, due 07/01/21 (Repurchase Amount $1,794,826, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.320%–9.000%, Market Value plus accrued interest $1,830,717, due 12/01/21–05/20/71)	$1,794,821	0.0
		Total Repurchase Agreements (Cost $25,585,203)	25,585,203	0.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 9.2%
813,000	(9), (10)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	813,000	0.0
813,000	(9), (10)	Goldman Sachs Financial Square Government Fund — Institutional Shares, 0.020%	813,000	0.0
790,000	(9), (10)	Morgan Stanley Institutional Liquidity Funds — Government Portfolio (Institutional Share Class), 0.030%	790,000	0.0
774,452,894	(10)	T. Rowe Price Government Reserve Fund, 0.030%	774,452,894	9.2
		Total Mutual Funds (Cost $776,868,894)	776,868,894	9.2
		Total Short-Term Investments (Cost $802,454,097)	802,454,097	9.5
		Total Investments in Securities (Cost $7,082,781,274)	$8,634,061,233	102.0
		Liabilities in Excess of Other Assets	(171,601,918)	(2.0)
		Net Assets	$8,462,459,315	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	All or a portion of this security is pledged to cover open written call options at June 30, 2021.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2021, the Portfolio held restricted securities with a fair value of $49,233,187 or 0.6% of net assets. Please refer to the table below for additional details.
(5)	Preferred Stock may be called prior to convertible date.
(6)	Security, or a portion of the security, is on loan.
(7)	Variable rate security. Rate shown is the rate in effect as of June 30, 2021.

See Accompanying Notes to Financial Statements

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VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

(8)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(9)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(10)	Rate shown is the 7-day yield as of June 30, 2021.

Currency Abbreviations:
EUR        EU Euro
Reference Rate Abbreviations:
US0001M        1-month LIBOR
US0003M        3-month LIBOR
US0006M        6-month LIBOR

Investment Type Allocation
as of June 30, 2021
(as a percentage of net assets)

Common Stock	71.3%
Bank Loans	10.3%
Corporate Bonds/Notes	8.8%
Preferred Stock	1.9%
Asset-Backed Securities	0.2%
Assets in Excess of Other Liabilities*	7.5%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

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VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$6,031,159,594	$—	$—	$6,031,159,594
Preferred Stock	99,403,460	13,824,330	49,233,187	162,460,977
Corporate Bonds/Notes	—	746,478,960	—	746,478,960
Bank Loans	—	871,207,395	—	871,207,395
Asset-Backed Securities	—	20,300,210	—	20,300,210
Short-Term Investments	776,868,894	25,585,203	—	802,454,097
Total Investments, at fair value	$6,907,431,948	$1,677,396,098	$49,233,187	$8,634,061,233
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(110,722,455)	$—	$(110,722,455)
Total Liabilities	$—	$(110,722,455)	$—	$(110,722,455)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2021, VY® T. Rowe Price Capital Appreciation Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aurora Innovation, Inc., — Series B	3/1/2019	$5,325,555	$11,328,979
Waymo LLC., Series A-2	5/8/2020	35,484,706	37,904,208
		$40,810,261	$49,233,187

At June 30, 2021, the following OTC written equity options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Description	Counterparty	Put/ Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Alphabet, Inc. — Class A	Goldman Sachs & Co.	Call	09/16/22	USD	1,960.000	11	USD	2,685,969	$264,995	$(659,565)
Alphabet, Inc. — Class A	Goldman Sachs & Co.	Call	09/16/22	USD	1,960.000	11	USD	2,685,969	202,857	(659,565)
Alphabet, Inc. — Class A	Goldman Sachs & Co.	Call	09/16/22	USD	1,980.000	11	USD	2,685,969	195,805	(642,647)
Alphabet, Inc. — Class A	Goldman Sachs & Co.	Call	09/16/22	USD	1,980.000	11	USD	2,685,969	255,626	(642,647)
Alphabet, Inc. — Class A	Goldman Sachs & Co.	Call	09/16/22	USD	2,000.000	11	USD	2,685,969	243,231	(625,970)
Alphabet, Inc. — Class A	Goldman Sachs & Co.	Call	09/16/22	USD	2,000.000	11	USD	2,685,969	188,429	(625,970)
Alphabet, Inc. — Class A	Goldman Sachs & Co.	Call	09/16/22	USD	2,100.000	11	USD	2,685,969	205,990	(546,693)
Alphabet, Inc. — Class A	Goldman Sachs & Co.	Call	09/16/22	USD	2,100.000	11	USD	2,685,969	154,801	(546,693)
Alphabet, Inc. — Class A	Susquehanna International Group LLP	Call	09/16/22	USD	2,450.000	5	USD	1,220,895	133,735	(143,765)
Alphabet, Inc. — Class A	Susquehanna International Group LLP	Call	09/16/22	USD	2,500.000	5	USD	1,220,895	123,235	(131,987)
Alphabet, Inc. — Class A	Susquehanna International Group LLP	Call	09/16/22	USD	2,550.000	5	USD	1,220,895	113,610	(120,738)
Alphabet, Inc. — Class A	Susquehanna International Group LLP	Call	09/16/22	USD	2,600.000	5	USD	1,220,895	104,610	(110,355)
Alphabet, Inc. — Class C	Goldman Sachs & Co.	Call	01/21/22	USD	1,760.000	85	USD	21,303,720	856,157	(6,617,489)
Alphabet, Inc. — Class C	Goldman Sachs & Co.	Call	01/21/22	USD	1,780.000	85	USD	21,303,720	805,902	(6,459,214)
Alphabet, Inc. — Class C	Goldman Sachs & Co.	Call	01/21/22	USD	1,800.000	85	USD	21,303,720	759,898	(6,300,929)
Alphabet, Inc. — Class C	Goldman Sachs & Co.	Call	06/17/22	USD	1,980.000	11	USD	2,756,952	177,977	(683,079)
Alphabet, Inc. — Class C	Goldman Sachs & Co.	Call	06/17/22	USD	1,980.000	11	USD	2,756,952	233,307	(683,079)
Alphabet, Inc. — Class C	Goldman Sachs & Co.	Call	06/17/22	USD	2,000.000	11	USD	2,756,952	169,481	(665,100)
Alphabet, Inc. — Class C	Goldman Sachs & Co.	Call	06/17/22	USD	2,000.000	11	USD	2,756,952	223,887	(665,100)
Alphabet, Inc. — Class C	Goldman Sachs & Co.	Call	06/17/22	USD	2,100.000	11	USD	2,756,952	137,570	(579,119)
Alphabet, Inc. — Class C	Goldman Sachs & Co.	Call	06/17/22	USD	2,100.000	11	USD	2,756,952	182,976	(579,119)
Alphabet, Inc. — Class C	Susquehanna International Group LLP	Call	06/17/22	USD	2,550.000	7	USD	1,754,424	154,672	(170,929)
Alphabet, Inc. — Class C	Susquehanna International Group LLP	Call	06/17/22	USD	2,600.000	8	USD	2,005,056	161,544	(176,565)
Alphabet, Inc. — Class C	Susquehanna International Group LLP	Call	06/17/22	USD	2,650.000	8	USD	2,005,056	147,120	(159,418)
Amazon.com, Inc	Citigroup Global Markets	Call	01/21/22	USD	4,000.000	24	USD	8,256,384	655,848	(225,485)
Amazon.com, Inc	Citigroup Global Markets	Call	01/21/22	USD	4,100.000	24	USD	8,256,384	604,008	(182,427)
Amazon.com, Inc	Citigroup Global Markets	Call	01/21/22	USD	4,200.000	24	USD	8,256,384	555,048	(147,472)
See Accompanying Notes to Financial Statements

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VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Description	Counterparty	Put/ Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Amazon.com, Inc	Citigroup Global Markets	Call	01/21/22	USD	4,300.000	23	USD	7,912,368	$490,061	$(114,252)
Amazon.com, Inc	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	3,800.000	12	USD	4,128,192	397,375	(170,919)
Amazon.com, Inc	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	3,800.000	14	USD	4,816,224	483,582	(199,406)
Amazon.com, Inc	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	3,800.000	12	USD	4,128,192	498,318	(170,919)
Amazon.com, Inc	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	3,900.000	14	USD	4,816,224	446,600	(162,242)
Amazon.com, Inc	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	3,900.000	12	USD	4,128,192	460,058	(139,065)
Amazon.com, Inc	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	3,900.000	12	USD	4,128,192	363,328	(139,065)
Amazon.com, Inc	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	4,000.000	12	USD	4,128,192	428,471	(112,743)
Amazon.com, Inc	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	4,000.000	15	USD	5,160,240	442,314	(140,928)
Amazon.com, Inc	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	4,000.000	12	USD	4,128,192	332,230	(112,743)
Amazon.com, Inc	RBC Capital Markets LLC	Call	01/21/22	USD	3,900.000	15	USD	5,160,240	359,955	(173,831)
Amazon.com, Inc	RBC Capital Markets LLC	Call	01/21/22	USD	4,000.000	15	USD	5,160,240	326,955	(140,928)
Amazon.com, Inc	RBC Capital Markets LLC	Call	01/21/22	USD	4,100.000	16	USD	5,504,256	315,152	(121,618)
Amazon.com, Inc	RBC Capital Markets LLC	Call	01/21/22	USD	4,200.000	15	USD	5,160,240	267,405	(92,170)
Amazon.com, Inc	RBC Capital Markets LLC	Call	01/21/22	USD	4,300.000	16	USD	5,504,256	262,352	(79,480)
Ameren Corporation	Citigroup Global Markets	Call	12/17/21	USD	90.000	380	USD	3,041,520	68,047	(14,533)
Ameren Corporation	Citigroup Global Markets	Call	12/17/21	USD	95.000	380	USD	3,041,520	29,708	(5,515)
American Electric Power Co., Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	100.000	543	USD	4,593,237	32,814	(29,625)
American Electric Power Co., Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	90.000	196	USD	1,657,964	70,315	(39,191)
American Electric Power Co., Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	90.000	127	USD	1,074,293	43,876	(25,394)
American Electric Power Co., Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	90.000	1,134	USD	9,592,506	412,810	(226,750)
American Electric Power Co., Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	95.000	254	USD	2,148,586	53,162	(25,848)
American Electric Power Co., Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	95.000	393	USD	3,324,387	88,869	(39,992)
American Electric Power Co., Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	95.000	1,134	USD	9,592,506	250,070	(115,398)
American Electric Power Co., Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	97.500	543	USD	4,593,237	53,040	(40,131)
American Tower Corporation	Citigroup Global Markets	Call	01/21/22	USD	210.000	111	USD	2,998,554	277,167	(696,719)
American Tower Corporation	Citigroup Global Markets	Call	01/21/22	USD	220.000	111	USD	2,998,554	221,667	(596,642)
American Tower Corporation	Citigroup Global Markets	Call	01/21/22	USD	230.000	36	USD	972,504	83,533	(162,262)
American Tower Corporation	Citigroup Global Markets	Call	01/21/22	USD	230.000	111	USD	2,998,554	175,047	(500,307)
American Tower Corporation	Citigroup Global Markets	Call	01/21/22	USD	240.000	37	USD	999,518	70,505	(136,405)
American Tower Corporation	Citigroup Global Markets	Call	01/21/22	USD	250.000	37	USD	999,518	56,267	(108,371)
Bank of America Corp.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	30.000	4,536	USD	18,701,928	952,560	(5,257,934)
Bank of America Corp.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	32.000	2,346	USD	9,672,558	575,239	(2,293,933)
Bank of America Corp.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	35.000	4,692	USD	19,345,116	734,767	(3,396,415)
Bank of America Corp.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	40.000	815	USD	3,360,245	278,412	(305,003)
Bank of America Corp.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	45.000	815	USD	3,360,245	153,081	(128,794)
Bank of America Corp.	RBC Capital Markets LLC	Call	01/21/22	USD	37.000	3,333	USD	13,741,959	928,807	(1,901,718)
Bank of America Corp.	Susquehanna International Group LLP	Call	01/21/22	USD	30.000	7,501	USD	30,926,623	1,927,757	(8,694,832)
Cisco Systems, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	45.000	445	USD	2,342,169	203,365	(385,397)
Cisco Systems, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	45.000	835	USD	4,394,856	389,945	(723,160)
Cisco Systems, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	45.000	448	USD	2,357,958	191,296	(387,995)
Cisco Systems, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	47.500	834	USD	4,389,592	297,738	(554,949)
Cisco Systems, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	47.500	448	USD	2,357,958	146,496	(298,102)
Cisco Systems, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	47.500	445	USD	2,342,169	154,415	(296,106)
Cisco Systems, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	50.000	445	USD	2,342,169	116,590	(216,637)
Cisco Systems, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	50.000	448	USD	2,357,958	108,416	(218,097)
Cisco Systems, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	50.000	834	USD	4,389,592	222,678	(406,011)
CME Group Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	220.000	333	USD	7,082,244	365,757	(307,395)
CME Group Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	230.000	333	USD	7,082,244	282,437	(192,045)
Danaher Corporation	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	250.000	726	USD	19,482,936	1,384,482	(2,174,236)
Danaher Corporation	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	270.000	69	USD	1,851,684	111,870	(124,960)
Danaher Corporation	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	280.000	69	USD	1,851,684	91,087	(93,813)
Danaher Corporation	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	280.000	108	USD	2,898,288	136,026	(146,838)
Danaher Corporation	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	290.000	108	USD	2,898,288	102,719	(109,132)

See Accompanying Notes to Financial Statements

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VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Description	Counterparty	Put/ Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Envista Holdings Corporation	Goldman Sachs & Co.	Call	12/17/21	USD	49.000	543	USD	2,346,303	$181,623	$(60,393)
Envista Holdings Corporation	Goldman Sachs & Co.	Call	12/17/21	USD	50.000	543	USD	2,346,303	161,200	(50,503)
Exelon Corporation	Citigroup Global Markets	Call	01/21/22	USD	40.000	278	USD	1,231,818	133,996	(144,335)
Exelon Corporation	Citigroup Global Markets	Call	01/21/22	USD	40.000	79	USD	350,049	33,059	(41,016)
Exelon Corporation	Citigroup Global Markets	Call	01/21/22	USD	43.000	79	USD	350,049	22,434	(24,957)
Exelon Corporation	Citigroup Global Markets	Call	01/21/22	USD	43.000	278	USD	1,231,818	92,296	(87,825)
Exelon Corporation	Citigroup Global Markets	Call	01/21/22	USD	45.000	278	USD	1,231,818	69,222	(58,836)
Exelon Corporation	Citigroup Global Markets	Call	01/21/22	USD	45.000	79	USD	350,049	16,430	(16,719)
Exelon Corporation	Citigroup Global Markets	Call	01/21/22	USD	47.000	543	USD	2,406,033	87,293	(72,580)
Exelon Corporation	Citigroup Global Markets	Call	01/21/22	USD	47.000	1,666	USD	7,382,046	283,420	(222,685)
Exelon Corporation	Citigroup Global Markets	Call	01/21/22	USD	50.000	543	USD	2,406,033	42,365	(33,686)
Facebook, Inc. — Class A	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	340.000	197	USD	6,849,887	507,687	(704,250)
Facebook, Inc. — Class A	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	345.000	197	USD	6,849,887	475,808	(654,333)
Facebook, Inc. — Class A	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	380.000	94	USD	3,268,474	182,268	(181,471)
Facebook, Inc. — Class A	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	400.000	898	USD	31,224,358	1,933,125	(1,263,631)
Facebook, Inc. — Class A	JPMorgan Chase Bank N.A.	Call	09/16/22	USD	345.000	108	USD	3,755,268	420,530	(550,580)
Facebook, Inc. — Class A	JPMorgan Chase Bank N.A.	Call	09/16/22	USD	360.000	108	USD	3,755,268	361,867	(480,894)
Fiserv, Inc.	Goldman Sachs & Co.	Call	01/21/22	USD	130.000	217	USD	2,319,513	110,733	(32,449)
Fiserv, Inc.	Goldman Sachs & Co.	Call	01/21/22	USD	135.000	217	USD	2,319,513	81,269	(22,965)
FLEETCOR Technologies Inc	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	300.000	81	USD	2,074,086	161,757	(37,072)
FLEETCOR Technologies Inc	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	310.000	54	USD	1,382,724	86,238	(16,971)
General Electric Co.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	12.000	2,769	USD	3,727,074	422,909	(608,534)
General Electric Co.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	12.000	2,769	USD	3,727,074	449,741	(608,534)
General Electric Co.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	15.000	2,769	USD	3,727,074	232,679	(234,141)
General Electric Co.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	15.000	2,769	USD	3,727,074	230,325	(234,141)
General Electric Co.	Susquehanna International Group LLP	Call	01/21/22	USD	15.000	11,110	USD	14,954,060	1,210,990	(939,441)
Global Payments Inc.	Goldman Sachs & Co.	Call	01/21/22	USD	230.000	163	USD	3,056,902	99,614	(51,952)
Global Payments Inc.	Goldman Sachs & Co.	Call	01/21/22	USD	240.000	163	USD	3,056,902	80,498	(38,901)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/21/22	USD	125.000	139	USD	1,676,618	142,855	(117,332)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/21/22	USD	125.000	83	USD	1,001,146	83,253	(70,061)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/21/22	USD	125.000	67	USD	808,154	65,769	(56,556)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/21/22	USD	130.000	67	USD	808,154	55,074	(43,750)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/21/22	USD	130.000	139	USD	1,676,618	120,186	(90,765)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/21/22	USD	130.000	220	USD	2,653,640	325,833	(143,657)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/21/22	USD	130.000	83	USD	1,001,146	69,659	(54,198)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/21/22	USD	135.000	220	USD	2,653,640	288,136	(110,548)
Hilton Worldwide Holdings, Inc.	Goldman Sachs & Co.	Call	01/21/22	USD	135.000	652	USD	7,864,424	914,697	(327,625)
Hilton Worldwide Holdings, Inc.	Goldman Sachs & Co.	Call	01/21/22	USD	140.000	652	USD	7,864,424	787,818	(252,192)
Humana, Inc.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	480.000	42	USD	1,859,424	126,370	(69,122)
Humana, Inc.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	500.000	42	USD	1,859,424	99,204	(46,523)
Intercontinental Exchange, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	125.000	271	USD	3,216,770	86,015	(110,499)
Intercontinental Exchange, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	130.000	271	USD	3,216,770	54,327	(68,566)
Intercontinental Exchange, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	130.000	278	USD	3,299,860	169,347	(70,337)
Intercontinental Exchange, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	135.000	278	USD	3,299,860	126,726	(42,032)
Keurig Dr Pepper Inc.	Susquehanna International Group LLP	Call	12/17/21	USD	32.000	1,653	USD	5,825,172	360,354	(659,460)
Lockheed Martin Corporation	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	340.000	154	USD	5,826,590	483,098	(706,329)
Lockheed Martin Corporation	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	360.000	154	USD	5,826,590	352,198	(478,824)
Lockheed Martin Corporation	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	375.000	155	USD	5,864,425	275,435	(339,918)

See Accompanying Notes to Financial Statements

64

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Description	Counterparty	Put/ Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Marriott International, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	145.000	32	USD	436,864	$38,016	$(26,787)
Marriott International, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	145.000	152	USD	2,075,104	193,674	(127,237)
Marriott International, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	145.000	260	USD	3,549,520	319,628	(217,642)
Marriott International, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	150.000	152	USD	2,075,104	170,169	(102,014)
Marriott International, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	150.000	32	USD	436,864	33,547	(21,477)
Marriott International, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	150.000	260	USD	3,549,520	280,459	(174,497)
Marriott International, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	155.000	217	USD	2,962,484	246,323	(116,654)
Marriott International, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	160.000	217	USD	2,962,484	207,482	(93,746)
Marriott International, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	165.000	165	USD	2,252,580	279,442	(57,688)
Marriott International, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	170.000	165	USD	2,252,580	252,605	(47,144)
Marsh & McLennan Cos., Inc.	Goldman Sachs & Co.	Call	10/15/21	USD	150.000	434	USD	6,105,512	77,078	(78,032)
Marsh & McLennan Cos., Inc.	Goldman Sachs & Co.	Call	10/15/21	USD	155.000	434	USD	6,105,512	41,803	(40,308)
McDonald’s Corporation	Citigroup Global Markets	Call	01/21/22	USD	210.000	137	USD	3,164,563	260,163	(345,301)
McDonald’s Corporation	Citigroup Global Markets	Call	01/21/22	USD	220.000	137	USD	3,164,563	195,499	(240,855)
McDonald’s Corporation	Citigroup Global Markets	Call	01/21/22	USD	230.000	137	USD	3,164,563	144,809	(154,306)
McDonald’s Corporation	RBC Capital Markets LLC	Call	01/21/22	USD	210.000	111	USD	2,563,989	201,687	(279,769)
McDonald’s Corporation	RBC Capital Markets LLC	Call	01/21/22	USD	220.000	111	USD	2,563,989	153,957	(195,145)
McDonald’s Corporation	RBC Capital Markets LLC	Call	01/21/22	USD	230.000	112	USD	2,587,088	114,464	(126,148)
Medtronic PLC	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	115.000	224	USD	2,780,512	271,488	(291,118)
Medtronic PLC	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	125.000	224	USD	2,780,512	167,328	(151,648)
Medtronic PLC	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	130.000	224	USD	2,780,512	124,768	(102,801)
Microsoft Corp.	Bank of America N.A.	Call	01/21/22	USD	270.000	163	USD	4,415,670	218,876	(300,095)
Microsoft Corp.	Bank of America N.A.	Call	01/21/22	USD	275.000	163	USD	4,415,670	191,336	(258,676)
Microsoft Corp.	Bank of America N.A.	Call	01/21/22	USD	280.000	163	USD	4,415,670	166,296	(221,463)
Microsoft Corp.	Citigroup Global Markets	Call	01/21/22	USD	280.000	1,167	USD	31,614,030	2,394,684	(1,585,567)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/21/22	USD	250.000	367	USD	9,942,030	479,669	(1,140,309)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/21/22	USD	255.000	367	USD	9,942,030	431,959	(1,012,456)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/21/22	USD	260.000	367	USD	9,942,030	387,919	(891,811)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/21/22	USD	265.000	281	USD	7,612,290	416,442	(596,607)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/21/22	USD	270.000	280	USD	7,585,200	371,560	(515,500)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/21/22	USD	275.000	280	USD	7,585,200	340,760	(444,351)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	300.000	556	USD	15,062,040	1,015,812	(1,157,294)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	300.000	555	USD	15,034,950	1,044,510	(1,155,213)
Mondelez International, Inc.	Citigroup Global Markets	Call	01/21/22	USD	57.500	459	USD	2,865,996	216,648	(291,318)
Mondelez International, Inc.	Citigroup Global Markets	Call	01/21/22	USD	60.000	458	USD	2,859,752	161,216	(206,429)
Mondelez International, Inc.	Citigroup Global Markets	Call	01/21/22	USD	62.500	458	USD	2,859,752	90,226	(136,042)
Northrop Grumman Corporation	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	300.000	94	USD	3,416,242	253,518	(637,484)
Northrop Grumman Corporation	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	300.000	83	USD	3,016,469	229,661	(562,885)
Northrop Grumman Corporation	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	315.000	94	USD	3,416,242	203,698	(516,333)
Northrop Grumman Corporation	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	315.000	83	USD	3,016,469	170,731	(455,911)
Northrop Grumman Corporation	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	325.000	84	USD	3,052,812	147,588	(393,626)
Northrop Grumman Corporation	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	325.000	94	USD	3,416,242	170,798	(440,486)
NXP Semiconductors NV — NXPI — US	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	195.000	138	USD	2,838,936	267,382	(347,572)
NXP Semiconductors NV — NXPI — US	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	195.000	139	USD	2,859,508	245,082	(350,091)
NXP Semiconductors NV — NXPI — US	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	200.000	139	USD	2,859,508	228,790	(310,662)

See Accompanying Notes to Financial Statements

65

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Description	Counterparty	Put/ Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
NXP Semiconductors NV — NXPI — US	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	200.000	138	USD	2,838,936	$241,410	$(308,427)
NXP Semiconductors NV — NXPI — US	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	210.000	138	USD	2,838,936	206,029	(239,516)
NXP Semiconductors NV — NXPI — US	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	210.000	139	USD	2,859,508	194,689	(241,252)
PepsiCo, Inc.	Susquehanna International Group LLP	Call	01/21/22	USD	140.000	245	USD	3,630,165	266,315	(292,151)
PepsiCo, Inc.	Susquehanna International Group LLP	Call	01/21/22	USD	140.000	222	USD	3,289,374	252,414	(264,725)
PepsiCo, Inc.	Susquehanna International Group LLP	Call	01/21/22	USD	145.000	246	USD	3,644,982	210,822	(210,354)
PepsiCo, Inc.	Susquehanna International Group LLP	Call	01/21/22	USD	145.000	223	USD	3,304,191	203,376	(190,687)
PepsiCo, Inc.	Susquehanna International Group LLP	Call	01/21/22	USD	155.000	223	USD	3,304,191	120,866	(81,097)
PepsiCo, Inc.	Susquehanna International Group LLP	Call	01/21/22	USD	155.000	246	USD	3,644,982	123,492	(89,461)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	175.000	222	USD	4,206,765	264,850	(494,771)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	180.000	222	USD	4,206,765	226,393	(419,633)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	180.000	233	USD	4,415,208	306,705	(440,426)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	185.000	222	USD	4,206,765	193,484	(350,860)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	185.000	233	USD	4,415,208	264,933	(368,245)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	190.000	233	USD	4,415,208	227,879	(303,348)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	195.000	330	USD	6,253,299	301,019	(348,812)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	195.000	329	USD	6,234,349	298,982	(347,755)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	200.000	330	USD	6,253,299	251,658	(279,122)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	200.000	329	USD	6,234,349	223,250	(278,276)
Roper Technologies Inc.	JPMorgan Chase Bank N.A.	Call	08/20/21	USD	480.000	222	USD	10,426,052	273,060	(257,248)
Roper Technologies Inc.	JPMorgan Chase Bank N.A.	Call	11/19/21	USD	490.000	54	USD	2,536,067	57,428	(92,505)
Roper Technologies Inc.	JPMorgan Chase Bank N.A.	Call	11/19/21	USD	500.000	54	USD	2,536,067	32,839	(72,457)
Ross Stores, Inc.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	130.000	110	USD	1,364,000	112,618	(80,165)
Ross Stores, Inc.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	135.000	110	USD	1,364,000	102,652	(59,850)
Ross Stores, Inc.	Merrill Lynch	Call	01/21/22	USD	135.000	53	USD	657,200	55,330	(28,837)
Ross Stores, Inc.	Merrill Lynch	Call	01/21/22	USD	140.000	53	USD	657,200	45,868	(21,189)
Teledyne Technologies Inc.	JPMorgan Chase Bank N.A.	Call	09/17/21	USD	410.000	27	USD	1,130,841	62,930	(65,396)
Teledyne Technologies Inc.	JPMorgan Chase Bank N.A.	Call	09/17/21	USD	410.000	28	USD	1,172,724	61,432	(67,818)
Teledyne Technologies Inc.	JPMorgan Chase Bank N.A.	Call	09/17/21	USD	420.000	27	USD	1,130,841	53,262	(50,510)
Teledyne Technologies Inc.	JPMorgan Chase Bank N.A.	Call	09/17/21	USD	420.000	28	USD	1,172,724	52,787	(52,381)
Teledyne Technologies Inc.	JPMorgan Chase Bank N.A.	Call	12/17/21	USD	470.000	54	USD	2,261,682	109,659	(56,355)
Teledyne Technologies Inc.	JPMorgan Chase Bank N.A.	Call	12/17/21	USD	480.000	54	USD	2,261,682	92,458	(44,690)
The Coca-Cola Company	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	50.000	909	USD	4,918,599	283,608	(482,540)
The Coca-Cola Company	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	50.000	668	USD	3,614,548	274,762	(354,606)
The Coca-Cola Company	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	52.500	668	USD	3,614,548	200,747	(236,092)
The Coca-Cola Company	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	52.500	909	USD	4,918,599	201,798	(321,268)
The Coca-Cola Company	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	55.000	909	USD	4,918,599	142,713	(196,553)
The Coca-Cola Company	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	55.000	667	USD	3,609,137	142,658	(144,225)
Thermo Fisher Scientific, Inc.	Citigroup Global Markets	Call	01/21/22	USD	580.000	48	USD	2,421,456	129,955	(56,573)
Thermo Fisher Scientific, Inc.	Citigroup Global Markets	Call	01/21/22	USD	580.000	85	USD	4,287,995	241,064	(100,181)
Thermo Fisher Scientific, Inc.	Citigroup Global Markets	Call	01/21/22	USD	600.000	85	USD	4,287,995	199,502	(74,159)
Thermo Fisher Scientific, Inc.	Citigroup Global Markets	Call	01/21/22	USD	600.000	48	USD	2,421,456	107,392	(41,878)
UnitedHealth Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	400.000	111	USD	4,444,884	267,272	(288,503)
UnitedHealth Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	410.000	111	USD	4,444,884	220,532	(231,675)
UnitedHealth Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	420.000	111	USD	4,444,884	201,988	(182,917)
UnitedHealth Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	460.000	54	USD	2,162,376	86,199	(31,768)

See Accompanying Notes to Financial Statements

66

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Description	Counterparty	Put/ Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
UnitedHealth Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	470.000	54	USD	2,162,376	$70,512	$(24,577)
Visa, Inc. — Class A	Citigroup Global Markets	Call	01/21/22	USD	250.000	774	USD	18,097,668	660,818	(568,043)
Visa, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	225.000	378	USD	8,838,396	504,679	(741,716)
Visa, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	230.000	378	USD	8,838,396	446,358	(624,833)
Visa, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	235.000	378	USD	8,838,396	384,978	(519,380)
Visa, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	240.000	220	USD	5,144,040	275,924	(248,026)
Visa, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	245.000	300	USD	7,014,600	314,085	(274,234)
Visa, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	245.000	220	USD	5,144,040	242,726	(201,105)
Visa, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	250.000	300	USD	7,014,600	259,938	(220,172)
Visa, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	255.000	108	USD	2,525,256	91,087	(63,194)
Visa, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	255.000	300	USD	7,014,600	213,258	(175,538)
Visa, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	260.000	108	USD	2,525,256	76,626	(50,213)
Visa, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	265.000	108	USD	2,525,256	64,325	(39,933)
Visa, Inc. — Class A	Goldman Sachs & Co.	Call	01/21/22	USD	225.000	123	USD	2,875,986	146,616	(241,352)
Visa, Inc. — Class A	Goldman Sachs & Co.	Call	01/21/22	USD	225.000	120	USD	2,805,840	161,640	(235,465)
Visa, Inc. — Class A	Goldman Sachs & Co.	Call	01/21/22	USD	225.000	248	USD	5,798,736	323,085	(486,628)
Visa, Inc. — Class A	Goldman Sachs & Co.	Call	01/21/22	USD	230.000	123	USD	2,875,986	125,706	(203,319)
Visa, Inc. — Class A	Goldman Sachs & Co.	Call	01/21/22	USD	230.000	120	USD	2,805,840	140,640	(198,360)
Visa, Inc. — Class A	Goldman Sachs & Co.	Call	01/21/22	USD	230.000	248	USD	5,798,736	289,044	(409,943)
Visa, Inc. — Class A	Goldman Sachs & Co.	Call	01/21/22	USD	250.000	237	USD	5,541,534	289,614	(173,936)
Visa, Inc. — Class A	Goldman Sachs & Co.	Call	01/21/22	USD	260.000	237	USD	5,541,534	222,069	(110,191)
Visa, Inc. — Class A	Goldman Sachs & Co.	Call	01/21/22	USD	270.000	237	USD	5,541,534	168,744	(69,978)
Visa, Inc. — Class A	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	220.000	324	USD	7,575,768	454,248	(744,820)
Visa, Inc. — Class A	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	225.000	324	USD	7,575,768	399,168	(635,756)
Visa, Inc. — Class A	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	230.000	324	USD	7,575,768	348,948	(535,571)
Waste Management, Inc.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	115.000	111	USD	1,555,221	89,022	(293,010)
Waste Management, Inc.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	115.000	116	USD	1,625,276	93,612	(306,209)
Waste Management, Inc.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	120.000	116	USD	1,625,276	84,332	(255,714)
Waste Management, Inc.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	120.000	111	USD	1,555,221	82,917	(244,692)
Waste Management, Inc.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	130.000	111	USD	1,555,221	46,287	(156,873)
Waste Management, Inc.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	130.000	116	USD	1,625,276	43,732	(163,939)
Yum! Brands, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	105.000	123	USD	1,414,869	138,006	(156,231)
Yum! Brands, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	110.000	123	USD	1,414,869	109,101	(112,988)
Yum! Brands, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	120.000	100	USD	1,150,300	45,700	(40,439)
Yum! Brands, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	120.000	390	USD	4,486,170	167,064	(157,714)
Yum! Brands, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	120.000	344	USD	3,957,032	164,088	(139,112)
Yum! Brands, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	120.000	246	USD	2,829,738	112,422	(99,481)
Yum! Brands, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	125.000	444	USD	5,107,332	142,968	(109,913)
									$68,691,758	$(110,722,455)

Currency Abbreviations

USD – United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2021 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Written options, at fair value	$110,722,455
Total Liability Derivatives		$110,722,455

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Written options
Equity contracts	$26,964,583
Total	$26,964,583

See Accompanying Notes to Financial Statements

67

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Written options
Equity contracts	$4,525,293
Total	$4,525,293

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2021:

	Bank of America N.A.	Citigroup Global Markets	Credit Suisse Securities (USA) LLC	Goldman Sachs & Co.	JPMorgan Chase Bank N.A.	Merrill Lynch	RBC Capital Markets	Susquehanna Financial Group, LLP	Totals
Liabilities:
Written options	$780,234	$12,471,236	$26,485,990	$31,266,471	$17,208,187	$50,025	$3,110,807	$19,349,505	$110,722,455
Total Liabilities	$780,234	$12,471,236	$26,485,990	$31,266,471	$17,208,187	$50,025	$3,110,807	$19,349,505	$110,722,455
Net OTC derivative instruments by counterparty, at fair value	$(780,234)	$(12,471,236)	$(26,485,990)	$(31,266,471)	$(17,208,187)	$(50,025)	$(3,110,807)	$(19,349,505)	$(110,722,455)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(780,234)	$(12,471,236)	$(26,485,990)	$(31,266,471)	$(17,208,187)	$(50,025)	$(3,110,807)	$(19,349,505)	$(110,722,455)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $7,040,825,190.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,566,619,937
Gross Unrealized Depreciation	(83,876,553)
Net Unrealized Appreciation	$1,482,743,384

See Accompanying Notes to Financial Statements

68

VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.1%
		Communication Services: 5.0%
42,501		AT&T, Inc.	$1,223,179	0.3
112,979		Comcast Corp. — Class A	6,442,063	1.7
72,912		Fox Corp. — Class B	2,566,502	0.7
183,639		News Corp — Class A	4,732,377	1.2
14,405		Verizon Communications, Inc.	807,112	0.2
18,338	(1)	Walt Disney Co.	3,223,270	0.9
			18,994,503	5.0

		Consumer Discretionary: 4.4%
10,559	(1)	General Motors Co.	624,776	0.1
53,704		Kohl’s Corp.	2,959,628	0.8
66,131	(1)	Las Vegas Sands Corp.	3,484,442	0.9
119,541	(1)	Mattel, Inc.	2,402,774	0.6
3,100		McDonald’s Corp.	716,069	0.2
32,100		TJX Cos., Inc.	2,164,182	0.6
179,354		Volkswagen AG ADR	4,491,024	1.2
			16,842,895	4.4

		Consumer Staples: 6.8%
29,400		Altria Group, Inc.	1,401,792	0.4
9,404		Bunge Ltd.	734,923	0.2
38,600		Coca-Cola Co.	2,088,646	0.5
121,463		Conagra Brands, Inc.	4,418,824	1.2
34,540		Kimberly-Clark Corp.	4,620,761	1.2
2,800		Mondelez International, Inc.	174,832	0.0
49,125		Philip Morris International, Inc.	4,868,779	1.3
84,897		Tyson Foods, Inc.	6,262,003	1.6
11,411		Walmart, Inc.	1,609,179	0.4
			26,179,739	6.8

		Energy: 6.1%
7,974		Chevron Corp.	835,197	0.2
7,300		ConocoPhillips	444,570	0.1
50,820		EOG Resources, Inc.	4,240,421	1.1
54,490		Exxon Mobil Corp.	3,437,229	0.9
69,231		Halliburton Co.	1,600,620	0.4
4,831		Hess Corp.	421,843	0.1
23,586		Occidental Petroleum Corp.	737,534	0.2
25,255		Targa Resources Corp.	1,122,585	0.3
59,786	(2)	TC Energy Corp.	2,960,603	0.8
169,499		TotalEnergies SE ADR	7,671,525	2.0
			23,472,127	6.1
		Financials: 22.8%
166,783		American International Group, Inc.	7,938,871	2.1
37,618		Bank of America Corp.	1,550,990	0.4
42,500		Bank of New York Mellon Corp.	2,177,275	0.6
27,400		Charles Schwab Corp.	1,994,994	0.5
43,374		Chubb Ltd.	6,893,864	1.8
36,600		Citizens Financial Group, Inc.	1,678,842	0.4
138,081		Equitable Holdings, Inc.	4,204,566	1.1
155,821		Fifth Third Bancorp	5,957,037	1.5
Shares			Value	Percentage of Net Assets

COMMON STOCK: (contiuned)
		Financials: (continued)
30,251		Franklin Resources, Inc.	$967,729	0.2
8,900		Goldman Sachs Group, Inc.	3,377,817	0.9
17,100		Hartford Financial Services Group, Inc.	1,059,687	0.3
206,400		Huntington Bancshares, Inc.	2,945,328	0.8
21,607		JPMorgan Chase & Co.	3,360,753	0.9
110,226		Loews Corp.	6,023,851	1.6
7,887		Marsh & McLennan Cos., Inc.	1,109,543	0.3
131,900		Metlife, Inc.	7,894,215	2.1
64,284		Morgan Stanley	5,894,200	1.5
17,254		PNC Financial Services Group, Inc.	3,291,373	0.9
17,158		Raymond James Financial, Inc.	2,228,824	0.6
25,036		State Street Corp.	2,059,962	0.5
318,038		Wells Fargo & Co.	14,403,941	3.8
			87,013,662	22.8
		Health Care: 14.3%
54,110		AbbVie, Inc.	6,094,950	1.6
19,740		Anthem, Inc.	7,536,732	2.0
18,300	(2)	AstraZeneca PLC ADR	1,096,170	0.3
23,215		Becton Dickinson & Co.	5,645,656	1.5
3,800	(1)	Biogen, Inc.	1,315,826	0.3
21,300		Cardinal Health, Inc.	1,216,017	0.3
14,300	(1)	Centene Corp.	1,042,899	0.3
8,482		Cigna Corp.	2,010,828	0.5
60,248		CVS Health Corp.	5,027,093	1.3
19,483		Gilead Sciences, Inc.	1,341,599	0.3
32,110		GlaxoSmithKline PLC	631,253	0.2
27,536		Johnson & Johnson	4,536,281	1.2
46,408		Medtronic PLC	5,760,625	1.5
23,400		Merck & Co., Inc.	1,819,818	0.5
1,660	(1)	Organon & Co.	50,232	0.0
84,452		Pfizer, Inc.	3,307,140	0.9
54,549		Sanofi ADR	2,872,550	0.7
3,800		UnitedHealth Group, Inc.	1,521,672	0.4
12,038		Zimmer Biomet Holdings, Inc.	1,935,951	0.5
			54,763,292	14.3
		Industrials: 11.8%
4,200		3M Co.	834,246	0.2
6,500	(1)	Airbus SE ADR	209,300	0.1
8,082	(1)	Alaska Air Group, Inc.	487,425	0.1
17,674	(1)	Boeing Co.	4,233,984	1.1
4,760		Caterpillar, Inc.	1,035,919	0.3
1,600		Cummins, Inc.	390,096	0.1
10,247		Flowserve Corp.	413,159	0.1
819,550		General Electric Co.	11,031,143	2.9
27,139		L3Harris Technologies, Inc.	5,866,095	1.5
113,198		Nielsen Holdings PLC	2,792,595	0.7
15,260		Paccar, Inc.	1,361,955	0.4
12,027		Siemens AG ADR	957,818	0.2
See Accompanying Notes to Financial Statements

69

VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (contiuned)
		Industrials: (continued)
10,572		Snap-On, Inc.	$2,362,102	0.6
15,300	(1)	Southwest Airlines Co.	812,277	0.2
35,315	(1)	Stericycle, Inc.	2,526,788	0.7
46,994		United Parcel Service, Inc. — Class B	9,773,342	2.6
			45,088,244	11.8

		Information Technology: 8.8%
34,898		Applied Materials, Inc.	4,969,475	1.3
69,537		Cisco Systems, Inc.	3,685,461	0.9
28,200		Citrix Systems, Inc.	3,307,014	0.9
19,792		Microsoft Corp.	5,361,653	1.4
7,845		NXP Semiconductor NV — NXPI — US	1,613,874	0.4
66,460		Qualcomm, Inc.	9,499,128	2.5
8,200		TE Connectivity Ltd.	1,108,722	0.3
22,261		Texas Instruments, Inc.	4,280,790	1.1
			33,826,117	8.8

		Materials: 5.8%
11,438		Akzo Nobel NV	1,416,260	0.4
130,474		CF Industries Holdings, Inc.	6,712,887	1.8
27,133		DuPont de Nemours, Inc.	2,100,366	0.5
27,002		International Flavors & Fragrances, Inc.	4,034,099	1.1
114,721		International Paper Co.	7,033,544	1.8
3,991		PPG Industries, Inc.	677,552	0.2
			21,974,708	5.8

		Real Estate: 4.1%
5,400		CyrusOne, Inc.	386,208	0.1
68,034		Equity Residential	5,238,618	1.4
82,365		Rayonier, Inc.	2,959,374	0.8
16,200		Welltower, Inc.	1,346,220	0.3
169,207		Weyerhaeuser Co.	5,824,105	1.5
			15,754,525	4.1

		Utilities: 7.2%
29,060		Ameren Corp.	2,325,962	0.6
16,100		Dominion Energy, Inc.	1,184,477	0.3
30,543		Edison International	1,765,996	0.5
10,800		Entergy Corp.	1,076,760	0.3
29,180		NextEra Energy, Inc.	2,138,310	0.5
188,423		NiSource, Inc.	4,616,364	1.2
42,718	(2)	Sempra Energy	5,659,281	1.5
145,000		Southern Co.	8,773,950	2.3
			27,541,100	7.2
		Total Common Stock (Cost $266,735,775)	371,450,912	97.1

PREFERRED STOCK: 1.5%
		Health Care: 0.4%
26,624	(1),(2)	Becton Dickinson and Co.	1,424,650	0.4

		Utilities: 1.1%
23,003	(1)	NextEra Energy, Inc.	1,126,227	0.3
10,753	(1)	NiSource, Inc.	1,105,301	0.3
5,385	(1)	Sempra Energy SRE B	531,876	0.1

Shares			Value	Percentage of Net Assets

PREFERRED STOCK: (continued)
		Utilities: (continued)
30,331	(1)	Southern Co/The	$1,535,659	0.4
			4,299,063	1.1
		Total Preferred Stock (Cost $5,594,860)	5,723,713	1.5
		Total Long-Term Investments (Cost $272,330,635)	377,174,625	98.6

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.1%
		Repurchase Agreements: 1.5%
1,295,700	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,295,702, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%–9.000%, Market Value plus accrued interest $1,321,614, due 07/25/21–05/20/71)	1,295,700	0.4
1,295,652	(3)	Citigroup, Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $1,295,654, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–6.500%, Market Value plus accrued interest $1,321,565, due 07/01/21–01/15/59)	1,295,652	0.3
1,295,652	(3)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,295,654, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $1,321,565, due 11/30/21–07/01/51)	1,295,652	0.4

See Accompanying Notes to Financial Statements

70

VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements: (continued)
384,052	(3)	Deutsche Bank Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $384,053, collateralized by various U.S. Government Agency Obligations, 1.500%–5.500%, Market Value plus accrued interest $391,733, due 03/01/25–07/01/51)	$384,052	0.1
1,295,652	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,295,654, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–8.000%, Market Value plus accrued interest $1,321,565, due 08/01/21–04/15/62)	1,295,652	0.3
		Total Repurchase Agreements (Cost $5,566,708)	5,566,708	1.5

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.6%
2,441,112	(4)	T. Rowe Price Government Reserve Fund, 0.030% (Cost $2,441,112)	2,441,112	0.6
		Total Short-Term Investments (Cost $8,007,820)	8,007,820	2.1
		Total Investments in Securities (Cost $280,338,455)	$385,182,445	100.7
		Liabilities in Excess of Other Assets	(2,610,032)	(0.7)
		Net Assets	$382,572,413	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2021.

Sector Diversification
as of June 30, 2021
(as a percentage of net assets)

Financials	22.8%
Health Care	14.7%
Industrials	11.8%
Information Technology	8.8%
Utilities	8.3%
Consumer Staples	6.8%
Energy	6.1%
Materials	5.8%
Communication Services	5.0%
Consumer Discretionary	4.4%
Real Estate	4.1%
Assets in Excess of Other Liabilities*	1.4%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

71

VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$18,994,503	$—	$—	$18,994,503
Consumer Discretionary	16,842,895	—	—	16,842,895
Consumer Staples	26,179,739	—	—	26,179,739
Energy	23,472,127	—	—	23,472,127
Financials	87,013,662	—	—	87,013,662
Health Care	54,132,039	631,253	—	54,763,292
Industrials	45,088,244	—	—	45,088,244
Information Technology	33,826,117	—	—	33,826,117
Materials	20,558,448	1,416,260	—	21,974,708
Real Estate	15,754,525	—	—	15,754,525
Utilities	27,541,100	—	—	27,541,100
Total Common Stock	369,403,399	2,047,513	—	371,450,912
Preferred Stock	3,193,762	2,529,951	—	5,723,713
Short-Term Investments	2,441,112	5,566,708	—	8,007,820
Total Investments, at fair value	$375,038,273	$10,144,172	$—	$385,182,445

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $281,417,637.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$108,607,480
Gross Unrealized Depreciation	(4,842,900)
Net Unrealized Appreciation	$103,764,580

See Accompanying Notes to Financial Statements

72

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.7%
		Australia: 0.7%
131,602		Amcor PLC	$1,498,879	0.7

		Austria: 0.8%
47,838		Erste Group Bank AG	1,758,586	0.8

		Brazil: 2.0%
297,621		Magazine Luiza SA	1,265,568	0.5
69,653	(1)	Rede D’Or Sao Luiz SA	970,756	0.4
13,532	(2)	StoneCo Ltd.	907,456	0.4
60,413	(2)	Suzano SA	727,560	0.3
18,854	(2)	XP, Inc.	821,092	0.4
			4,692,432	2.0
		Canada: 5.0%
125,400		ARC Resources Ltd.	1,067,256	0.4
96,157		Lundin Mining Corp.	867,244	0.4
11,618		Magna International, Inc.	1,076,292	0.5
1,330	(2)	Shopify, Inc.	1,943,103	0.8
34,672		Sun Life Financial, Inc.	1,787,862	0.8
26,147		TMX Group Ltd.	2,761,930	1.2
17,256		Waste Connections, Inc.	2,060,884	0.9
			11,564,571	5.0
		China: 7.7%
25,938	(2)	Alibaba Group Holding Ltd. BABA ADR	5,882,220	2.6
7,084	(2)	Baidu, Inc. ADR	1,444,428	0.6
229,400		BTG Hotels Group Co. Ltd. — A Shares	846,518	0.4
219,000		China Mengniu Dairy Co., Ltd.	1,323,034	0.6
212,000		Gree Electric Appliances, Inc. of Zhuhai — A Shares	1,708,342	0.7
6,682	(2)	Kanzhun Ltd. ADR	264,941	0.1
5,000	(1),(2)	Kuaishou Technology	125,746	0.1
4,689		Kweichow Moutai Co. Ltd. — A Shares (Nth SSE-SEHK)	1,491,494	0.6
291,840		NARI Technology Co. Ltd. — A Shares	1,048,971	0.5
36,200		Tencent Holdings Ltd.	2,725,589	1.2
43,000	(1),(2)	Wuxi Biologics Cayman, Inc.	787,343	0.3
			17,648,626	7.7
		Denmark: 0.7%
7,647		Chr Hansen Holding A/S	690,166	0.3
1,960	(2)	Genmab A/S	803,096	0.4
			1,493,262	0.7

		France: 8.5%
11,510		Air Liquide SA	2,018,274	0.9
25,281	(2)	Alstom SA	1,277,339	0.5
2,175		Dassault Aviation SA	2,562,109	1.1
19,580	(3)	EssilorLuxottica SA	3,617,068	1.6
1,216		LVMH Moet Hennessy Louis Vuitton SE	956,573	0.4
36,530		Sanofi	3,837,928	1.7
51,023		Thales S.A.	5,213,361	2.3
			19,482,652	8.5

		Germany: 5.1%
8,314	(1),(2)	Auto1 Group SE	365,250	0.2
Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Germany: (continued)
16,265		Bayer AG	$988,832	0.4
14,853		Beiersdorf AG	1,792,842	0.8
14,470		Deutsche Boerse AG	2,525,679	1.1
36,427	(2)	Evotec AG	1,652,462	0.7
11,668		Knorr-Bremse AG	1,342,477	0.6
11,733	(2)	Morphosys AG	910,471	0.4
19,528	(1),(2)	TeamViewer AG	733,411	0.3
10,717	(1),(2)	Zalando SE	1,296,110	0.6
			11,607,534	5.1

		Hong Kong: 1.9%
359,200		AIA Group Ltd.	4,456,084	1.9

		India: 4.5%
226,817	(2)	Axis Bank Ltd.	2,289,304	1.0
114,999		Housing Development Finance Corp.	3,837,879	1.7
30,528	(2)	Kotak Mahindra Bank Ltd.	701,718	0.3
11,936		Maruti Suzuki India Ltd.	1,208,682	0.5
1,387,864		NTPC Ltd.	2,176,261	1.0
			10,213,844	4.5
		Indonesia: 1.7%
1,026,800		Bank Central Asia Tbk PT	2,135,440	0.9
19,896,300		Sarana Menara Nusantara Tbk PT	1,702,967	0.8
			3,838,407	1.7

		Italy: 1.4%
181,628		Banca Mediolanum SpA	1,768,910	0.8
7,160		DiaSorin SpA	1,354,781	0.6
			3,123,691	1.4
		Japan: 14.3%
15,600		Daiichi Sankyo Co., Ltd.	336,540	0.1
3,000		Disco Corp.	912,148	0.4
3,500		Eisai Co., Ltd.	343,970	0.2
67,900		Fujitsu General Ltd.	1,798,205	0.8
3,000		Hikari Tsushin, Inc.	527,238	0.2
14,300		Hoshizaki Corp.	1,214,824	0.5
26,100		Kansai Paint Co., Ltd.	666,229	0.3
13,600	(3)	Kao Corp.	838,577	0.4
24,900		Murata Manufacturing Co., Ltd.	1,896,755	0.8
139,600		Nippon Telegraph & Telephone Corp.	3,649,868	1.6
60,800		NTT Data Corp.	949,137	0.4
27,300		ORIX Corp.	461,414	0.2
80,000	(3)	Otsuka Holdings Co. Ltd.	3,321,761	1.5
68,800		Outsourcing, Inc.	1,249,150	0.5
51,900		Pan Pacific International Holdings Corp.	1,079,260	0.5
80,200		Persol Holdings Co. Ltd.	1,583,669	0.7
45,200		Seven & I Holdings Co., Ltd.	2,165,118	0.9
25,800		Shimadzu Corp.	996,932	0.4
6,000		Shiseido Co., Ltd.	442,553	0.2
23,400		Sony Group Corp.	2,269,034	1.0
44,400		Stanley Electric Co., Ltd.	1,282,772	0.6
23,600		Suzuki Motor Corp.	1,000,158	0.4
42,060		Takeda Pharmaceutical Co., Ltd.	1,411,558	0.6

See Accompanying Notes to Financial Statements

73

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.7%
		Japan: (continued)
484,200		Z Holdings Corp.	$2,423,160	1.1
			32,820,030	14.3

		Netherlands: 7.6%
282	(1),(2)	Adyen NV	691,556	0.3
27,141		Akzo Nobel NV	3,360,615	1.5
7,368		ASML Holding NV	5,086,260	2.2
50,042		Koninklijke Philips NV	2,483,788	1.1
9,805		NXP Semiconductor NV	2,017,085	0.9
36,618		Prosus NV	3,587,369	1.5
1,236	(1),(2)	Shop Apotheke Europe NV	232,214	0.1
			17,458,887	7.6

		Philippines: 0.3%
36,385		SM Investments Corp.	745,516	0.3

		Poland: 0.7%
157,298	(2)	Powszechny Zaklad Ubezpieczen SA	1,514,735	0.7

		Portugal: 2.2%
256,088		Galp Energia SGPS SA	2,784,353	1.2
129,678		Jeronimo Martins SGPS SA	2,364,911	1.0
			5,149,264	2.2

		South Africa: 2.8%
10,777		Capitec Bank Holdings Ltd.	1,270,379	0.6
24,257		Naspers Ltd.	5,114,515	2.2
			6,384,894	2.8

		South Korea: 4.5%
1,209		LG Household & Health Care Ltd.	1,891,629	0.8
12,332		NAVER Corp.	4,576,019	2.0
55,067		Samsung Electronics Co., Ltd. 005930	3,942,035	1.7
			10,409,683	4.5

		Spain: 0.3%
10,663	(2)	Amadeus IT Group SA	751,704	0.3

		Sweden: 1.8%
38,457		Assa Abloy AB	1,159,398	0.5
32,220		Essity AB	1,068,743	0.5
102,911		Swedbank AB	1,915,887	0.8
			4,144,028	1.8

		Switzerland: 7.4%
18,487		Alcon, Inc.	1,296,633	0.5
374		Barry Callebaut AG	869,204	0.4
48,245		Julius Baer Group Ltd.	3,151,037	1.4
5,722		Lonza Group AG	4,056,651	1.8
42,146		Nestle SA	5,253,376	2.3
3,790	(1),(2)	PolyPeptide Group AG	349,815	0.2
3,475		Roche Holding AG	1,309,512	0.6
3,406		Temenos AG	547,598	0.2
			16,833,826	7.4

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.7%
		Taiwan: 3.7%
394,000		Taiwan Semiconductor Manufacturing Co., Ltd.	$8,485,985	3.7

		Thailand: 0.6%
711,300		CP ALL PCL — Foreign	1,332,537	0.6

		United Arab Emirates: 0.7%
311,113	(1),(2)	Network International Holdings PLC	1,576,265	0.7

		United Kingdom: 8.8%
58,838	(3)	AstraZeneca PLC ADR	3,524,396	1.5
289,389	(2)	Boohoo Group PLC	1,242,483	0.5
48,461	(2)	Burberry Group PLC	1,385,944	0.6
198,000	(2),(4)	Deliveroo Holdings PLC Lockup Shares	750,152	0.3
17,011		Hargreaves Lansdown PLC	374,317	0.2
8,630		Linde PLC	2,495,186	1.1
29,089		London Stock Exchange Group PLC	3,214,635	1.4
122,388		Smith & Nephew PLC	2,654,254	1.2
81,319	(2)	THG PLC	686,179	0.3
65,699		Unilever PLC	3,845,653	1.7
			20,173,199	8.8

		United States: 1.9%
9,427	(2),(4)	Didi Global, Inc., Lockup Shares	506,531	0.2
11,359		Philip Morris International, Inc.	1,125,791	0.5
11,605		Visa, Inc. — Class A	2,713,481	1.2
			4,345,803	1.9

		Uruguay: 0.1%
6,123	(2)	Dlocal Ltd./Uruguay	321,641	0.1
		Total Common Stock (Cost $161,086,855)	223,826,565	97.7

PREFERRED STOCK: 0.2%
		Germany: 0.2%
769		Sartorius AG	400,270	0.2
		Total Preferred Stock (Cost $97,491)	400,270	0.2
		Total Long-Term Investments (Cost $161,184,346)	224,226,835	97.9

See Accompanying Notes to Financial Statements

74

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 4.6%
		Repurchase Agreements: 3.5%
1,848,600	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,848,603, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%–9.000%, Market Value plus accrued interest $1,885,572, due 07/25/21–05/20/71)	$1,848,600	0.8
1,225,555	(5)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,225,557, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $1,250,066, due 11/30/21–07/01/51)	1,225,555	0.6
1,171,068	(5)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $1,171,070, collateralized by various U.S. Government Agency Obligations, 0.500%–7.500%, Market Value plus accrued interest $1,194,491, due 05/01/24–04/20/71)	1,171,068	0.5
1,848,603	(5)	MUFG Securities America Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,848,606, collateralized by various U.S. Government Agency Obligations, 1.985%–4.000%, Market Value plus accrued interest $1,885,575, due 08/01/35–06/01/51)	1,848,603	0.8

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements: (continued)
1,848,603	(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,848,606, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–8.000%, Market Value plus accrued interest $1,885,575, due 08/01/21–04/15/62)	$1,848,603	0.8
		Total Repurchase Agreements (Cost $7,942,429)	7,942,429	3.5

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.1%
2,591,903	(6)	T. Rowe Price Government Reserve Fund, 0.030% (Cost $2,591,903)	2,591,903	1.1
		Total Short-Term Investments (Cost $10,534,332)	10,534,332	4.6
		Total Investments in Securities (Cost $171,718,678)	$234,761,167	102.5
		Liabilities in Excess of Other Assets	(5,711,481)	(2.5)
		Net Assets	$229,049,686	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Non-income producing security.
(3)	Security, or a portion of the security, is on loan.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2021, the Portfolio held restricted securities with a fair value of $1,256,683 or 0.5% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2021.

See Accompanying Notes to Financial Statements

75

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Geographic Diversification
as of June 30, 2021
(as a percentage of net assets)

Japan	14.3%
United Kingdom	8.8%
France	8.5%
China	7.7%
Netherlands	7.6%
Switzerland	7.4%
Germany	5.3%
Canada	5.0%
South Korea	4.5%
India	4.5%
Countries between 0.1%-3.7%ˆ	24.3%
Assets in Excess of Other Liabilities*	2.1%
Net Assets	100.0%

ˆ	Includes 18 countries, which each represents 0.1%-3.7% of net assets.
*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	16.8%
Financials	16.0
Information Technology	15.1
Health Care	14.3
Consumer Staples	11.6
Industrials	8.7
Communication Services	7.4
Materials	5.4
Energy	1.7
Utilities	0.9
Short-Term Investments	4.6
Liabilities in Excess of Other Assets	(2.5)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

76

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$1,498,879	$—	$1,498,879
Austria	—	1,758,586	—	1,758,586
Brazil	4,692,432	—	—	4,692,432
Canada	11,564,571	—	—	11,564,571
China	7,591,589	10,057,037	—	17,648,626
Denmark	690,166	803,096	—	1,493,262
France	—	19,482,652	—	19,482,652
Germany	365,250	11,242,284	—	11,607,534
Hong Kong	—	4,456,084	—	4,456,084
India	—	10,213,844	—	10,213,844
Indonesia	—	3,838,407	—	3,838,407
Italy	—	3,123,691	—	3,123,691
Japan	—	32,820,030	—	32,820,030
Netherlands	2,017,085	15,441,802	—	17,458,887
Philippines	—	745,516	—	745,516
Poland	—	1,514,735	—	1,514,735
Portugal	2,364,911	2,784,353	—	5,149,264
South Africa	—	6,384,894	—	6,384,894
South Korea	1,891,629	8,518,054	—	10,409,683
Spain	—	751,704	—	751,704
Sweden	—	4,144,028	—	4,144,028
Switzerland	349,815	16,484,011	—	16,833,826
Taiwan	—	8,485,985	—	8,485,985
Thailand	—	1,332,537	—	1,332,537
United Arab Emirates	—	1,576,265	—	1,576,265
United Kingdom	8,056,228	12,116,971	—	20,173,199
United States	3,839,272	506,531	—	4,345,803
Uruguay	321,641	—	—	321,641
Total Common Stock	43,744,589	180,081,976	—	223,826,565
Preferred Stock	—	400,270	—	400,270
Short-Term Investments	2,591,903	7,942,429	—	10,534,332
Total Investments, at fair value	$46,336,492	$188,424,675	$—	$234,761,167
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(1,530)	$—	$(1,530)
Total Liabilities	$—	$(1,530)	$—	$(1,530)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2021, VY® T. Rowe Price International Stock Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Deliveroo Holdings PLC Lockup Shares	5/16/2019	$413,722	$750,152
Didi Global, Inc., Lockup Shares	10/19/2015	258,547	506,531
		$672,269	$1,256,683

See Accompanying Notes to Financial Statements

77

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

At June 30, 2021, the following OTC written equity options were outstanding for VY® T. Rowe Price International Stock Portfolio:

Description	Counterparty	Put/ Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Erste Group Bank AG	Morgan Stanley & Co. International PLC	Call	07/16/21	EUR	36.000	4	EUR	12,376	$268	$(2)
Erste Group Bank AG	NBF Securities UK	Call	07/16/21	EUR	36.000	24	EUR	74,256	1,522	(10)
Julius Bär Gruppe AG	Morgan Stanley & Co. International PLC	Call	09/17/21	CHF	68.000	36	CHF	217,368	4,064	(1,518)
									$5,854	$(1,530)

Currency Abbreviations
CHF — Swiss Franc
EUR — EU Euro

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2021 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Written options, at fair value	$1,530
Total Liability Derivatives		$1,530

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Written Options	Total
Equity contracts	$—	$36,920	$36,920
Foreign exchange contracts	(1,122)	—	(1,122)
Total	$(1,122)	$36,920	$35,798

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Written options	Total
Equity contracts	$—	$18,117	$18,117
Foreign exchange contracts	267	—	267
Total	$267	$—	$267

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2021:

	Morgan Stanley & Co.	Morgan Stanley & Co. International PLC	NBF Securities UK	Totals
Liabilities:
Written options	$2	$1,518	$10	$1,530
Total Liabilities	$2	$1,518	$10	$1,530
Net OTC derivative instruments by counterparty, at fair value	$(2)	$(1,518)	$(10)	(1,530)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—		$—
Net Exposure(1)	$(2)	$(1,518)	$(10)	$(1,530)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

78

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $175,645,072.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$63,526,842
Gross Unrealized Depreciation	(4,063,267)
Net Unrealized Appreciation	$59,463,575

See Accompanying Notes to Financial Statements

79

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes  & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com
VPSAR-VIT1AISS2 (0621-082021)

Semi-Annual Report
June 30, 2021
Classes ADV, I, P2, R6, S and S2
Voya Investors Trust
■ Voya Balanced Income Portfolio	■ Voya Limited Maturity Bond Portfolio
■ Voya High Yield Portfolio	■ Voya U.S. Stock Index Portfolio
■ Voya Large Cap Growth Portfolio	■ VY® Clarion Real Estate Portfolio
■ Voya Large Cap Value Portfolio	■ VY® JPMorgan Small Cap Core Equity Portfolio
As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-866-345-5954. Your election to receive reports in paper will apply to all the funds in which you invest.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Global Economy Still on Road to Recovery
Dear Shareholder,
The reporting period covered in this report roughly coincides with the progress made in fighting the COVID-19 pandemic. With the development of vaccines in the fall of 2020, the world began to turn the tables on the virus. It became possible to relax the aggressive countermeasures that shut down the global economy and turned so many lives inside out. Economic progress in 2021 has closely paralleled progress in getting populations vaccinated. Although infection from new viral variants remains a threat, many nations including the United States have not reimposed lockdowns, and global economic momentum is continuing. Broadening business activity has intensified supply and demand imbalances, pressuring prices higher. While we’re likely to see a higher base rate of inflation, we do not believe that the U.S. Federal Reserve Board will have to dramatically raise interest rates to stave it off.
While the economy and financial markets appear to be upholding their recent strength and in our opinion are expected to continue doing so this year, it’s always possible that something unexpected could crop up. Therefore, in our view, it bears repeating that one should invest to achieve one’s long-term goals, and not seek to beat the market today, this week, this month or this year. Keep focused on your long-term goals and don’t get distracted by short-term news, however compelling the headlines. Should your long-term goals change, discuss the situation thoroughly with your investment advisor before making any changes to your investment portfolio.
Regardless of events, at Voya we believe that we remain well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Dina Santoro
President
Voya Family of Funds
July 22, 2021
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2021*	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2021*
Voya Balanced Income Portfolio
Class ADV	$1,000.00	$1,051.20	1.20%	$6.10	$1,000.00	$1,018.84	1.20%	$6.01
Class I	1,000.00	1,054.30	0.60	3.06	1,000.00	1,021.82	0.60	3.01
Class S	1,000.00	1,053.70	0.85	4.33	1,000.00	1,020.58	0.85	4.26
Class S2	1,000.00	1,051.90	1.00	5.09	1,000.00	1,019.84	1.00	5.01
Voya High Yield Portfolio
Class ADV	$1,000.00	$1,031.80	1.07%	$5.39	$1,000.00	$1,019.49	1.07%	$5.36
Class I	1,000.00	1,034.90	0.47	2.37	1,000.00	1,022.46	0.47	2.36
Class S	1,000.00	1,033.60	0.72	3.63	1,000.00	1,021.22	0.72	3.61
Class S2	1,000.00	1,032.80	0.87	4.39	1,000.00	1,020.48	0.87	4.36
Voya Large Cap Growth Portfolio
Class ADV	$1,000.00	$1,107.10	1.27%	$6.64	$1,000.00	$1,018.50	1.27%	$6.36
Class I	1,000.00	1,110.00	0.67	3.51	1,000.00	1,021.47	0.67	3.36
Class R6	1,000.00	1,110.40	0.67	3.51	1,000.00	1,021.47	0.67	3.36
Class S	1,000.00	1,109.00	0.92	4.81	1,000.00	1,020.23	0.92	4.61
Class S2	1,000.00	1,107.90	1.07	5.59	1,000.00	1,019.49	1.07	5.36

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2021*	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2021*
Voya Large Cap Value Portfolio
Class ADV	$1,000.00	$1,176.50	1.24%	$6.69	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	1,179.90	0.64	3.46	1,000.00	1,021.62	0.64	3.21
Class R6	1,000.00	1,180.10	0.64	3.46	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,178.70	0.89	4.81	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,177.50	1.04	5.61	1,000.00	1,019.64	1.04	5.21
Voya Limited Maturity Bond Portfolio
Class ADV	$1,000.00	$1,001.00	0.88%	$4.37	$1,000.00	$1,020.43	0.88%	$4.41
Class I	1,000.00	1,004.20	0.28	1.39	1,000.00	1,023.41	0.28	1.40
Class S	1,000.00	1,003.00	0.53	2.63	1,000.00	1,022.17	0.53	2.66
Voya U.S. Stock Index Portfolio
Class ADV	$1,000.00	$1,147.70	0.79%	$4.21	$1,000.00	$1,020.88	0.79%	$3.96
Class I	1,000.00	1,151.00	0.26	1.39	1,000.00	1,023.51	0.26	1.30
Class P2	1,000.00	1,151.90	0.15	0.80	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	1,149.40	0.50	2.66	1,000.00	1,022.32	0.50	2.51
Class S2	1,000.00	1,148.70	0.66	3.52	1,000.00	1,021.52	0.66	3.31
VY® Clarion Real Estate Portfolio
Class ADV	$1,000.00	$1,245.40	1.28%	$7.13	$1,000.00	$1,018.45	1.28%	$6.41
Class I	1,000.00	1,249.00	0.68	3.79	1,000.00	1,021.42	0.68	3.41
Class S	1,000.00	1,247.50	0.93	5.18	1,000.00	1,020.18	0.93	4.66
Class S2	1,000.00	1,246.70	1.08	6.02	1,000.00	1,019.44	1.08	5.41
VY® JPMorgan Small Cap Core Equity Portfolio
Class ADV	$1,000.00	$1,150.60	1.45%	$7.73	$1,000.00	$1,017.60	1.45%	$7.25
Class I	1,000.00	1,154.00	0.85	4.54	1,000.00	1,020.58	0.85	4.26
Class R6	1,000.00	1,154.20	0.85	4.54	1,000.00	1,020.58	0.85	4.26
Class S	1,000.00	1,152.60	1.10	5.87	1,000.00	1,019.34	1.10	5.51
Class S2	1,000.00	1,151.60	1.25	6.67	1,000.00	1,018.60	1.25	6.26

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2021 (Unaudited)

	Voya Balanced Income Portfolio	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio
ASSETS:
Investments in securities at fair value+*	$310,262,371	$514,815,414	$5,950,332,542	$1,106,223,072
Investments in affiliates at fair value**	27,440,778	—	—	—
Short-term investments at fair value†	1,407,734	31,956,487	87,209,482	15,339,909
Cash	5,845,611	904,291	22,814,062	233,044
Cash collateral for futures contracts	338,005	—	—	—
Cash pledged for centrally cleared swaps (Note 2)	350,000	—	—	—
Foreign currencies at value‡	18,551	—	—	150,415
Receivables:
Investment securities sold	85,598	4,946,200	9,392,780	—
Fund shares sold	199,500	790,084	992,421	284,392
Dividends	195,165	—	2,376,362	1,548,161
Interest	934,599	7,911,115	669	—
Foreign tax reclaims	196,777	—	10,876	203,823
Unrealized appreciation on forward foreign currency contracts	1,525,141	—	—	—
Prepaid expenses	94	—	1,776	273
Reimbursement due from Investment Adviser	—	—	196,002	140,777
Other assets	23,201	33,596	261,034	71,832
Total assets	348,823,125	561,357,187	6,073,588,006	1,124,195,698
LIABILITIES:
Payable for investment securities purchased	1,983,208	9,724,845	515,234	—
Payable for fund shares redeemed	98,434	166,014	11,306,175	1,278,572
Payable upon receipt of securities loaned	1,407,734	23,707,317	35,425,482	13,149,909
Unrealized depreciation on forward foreign currency contracts	1,797,364	—	—	—
Variation margin payable on centrally cleared swaps	7,425	—	—	—
Variation margin payable on futures contracts	67,442	—	—	—
Payable for unified fees	—	217,716	—	—
Payable for investment management fees	157,855	—	3,112,879	656,001
Payable for distribution and shareholder service fees	88,441	92,540	1,397,833	166,472
Payable to trustees under the deferred compensation plan (Note 6)	23,201	33,596	261,034	71,832
Payable for trustee fees	1,715	—	31,425	5,355
Other accrued expenses and liabilities	59,264	—	979,325	237,406
Written options, at fair value^	165,934	—	—	—
Total liabilities	5,858,017	33,942,028	53,029,387	15,565,547
NET ASSETS	$342,965,108	$527,415,159	$6,020,558,619	$1,108,630,151
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$300,403,613	$547,419,739	$2,631,860,301	$791,825,743
Total distributable earnings (loss)	42,561,495	(20,004,580)	3,388,698,318	316,804,408
NET ASSETS	$342,965,108	$527,415,159	$6,020,558,619	$1,108,630,151
+ Including securities loaned at value	$1,337,242	$23,116,457	$34,685,390	$12,872,995
* Cost of investments in securities	$276,629,784	$484,654,638	$4,661,565,061	$922,932,382
** Cost of investments in affiliates	$28,415,449	$—	$—	$—
† Cost of short-term investments	$1,407,734	$31,956,836	$87,209,482	$15,339,909
‡ Cost of foreign currencies	$18,608	$—	$—	$139,847
^ Premiums received on written options	$203,428	$—	$—	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2021 (Unaudited) (continued)

	Voya Balanced Income Portfolio	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio
Class ADV
Net assets	$66,165,492	$79,439,839	$2,107,342,830	$53,216,107
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	6,443,650	7,921,687	93,079,424	4,054,553
Net asset value and redemption price per share	$10.27	$10.03	$22.64	$13.13
Class I
Net assets	$8,061,513	$188,050,950	$1,920,972,751	$374,176,283
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	741,370	18,737,933	75,565,404	27,697,177
Net asset value and redemption price per share	$10.87	$10.04	$25.42	$13.51
Class R6
Net assets	n/a	n/a	$91,650,183	$7,894,214
Shares authorized	n/a	n/a	unlimited	unlimited
Par value	n/a	n/a	$0.001	$0.001
Shares outstanding	n/a	n/a	3,602,602	584,698
Net asset value and redemption price per share	n/a	n/a	$25.44	$13.50
Class S
Net assets	$264,355,383	$256,906,380	$1,836,204,244	$673,162,610
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	24,480,815	25,617,868	74,921,290	50,760,356
Net asset value and redemption price per share	$10.80	$10.03	$24.51	$13.26
Class S2
Net assets	$4,382,720	$3,017,990	$64,388,611	$180,937
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	407,556	300,527	2,657,316	13,636
Net asset value and redemption price per share	$10.75	$10.04	$24.23	$13.27
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2021 (Unaudited)

	Voya Limited Maturity Bond Portfolio	Voya U.S. Stock Index Portfolio	VY® Clarion Real Estate Portfolio	VY® JPMorgan Small Cap Core Equity Portfolio
ASSETS:
Investments in securities at fair value+*	$391,328,196	$7,871,610,300	$284,295,757	$686,401,459
Short-term investments at fair value†	7,476,268	43,778,896	2,899,650	35,277,600
Cash	46,521	1,556,033	—	—
Cash collateral for futures contracts	210,741	2,431,000	—	388,000
Receivables:
Investment securities sold	758,398	187,690	3,123,662	481,591
Fund shares sold	455,906	5,782,729	27,062	2,020,706
Dividends	288	4,583,432	890,686	438,961
Interest	1,045,077	—	—	—
Foreign tax reclaims	—	—	—	4,056
Variation margin on futures contracts	—	69,206	—	7,200
Prepaid expenses	—	—	67	—
Reimbursement due from Investment Adviser	—	262,053	64,152	—
Other assets	15,073	187,606	26,304	27,686
Total assets	401,336,468	7,930,448,945	291,327,340	725,047,259
LIABILITIES:
Payable for investment securities purchased	2,040,101	—	2,654,160	1,078,653
Payable for fund shares redeemed	88,406	2,440,727	1,552,574	149,892
Payable upon receipt of securities loaned	1,236,268	6,661,896	2,075,588	22,870,042
Variation margin payable on futures contracts	366	—	—	—
Payable for unified fees	90,819	1,677,404	—	490,459
Payable for investment management fees	—	—	183,313	—
Payable for distribution and shareholder service fees	21,926	157,769	74,289	102,912
Payable to trustees under the deferred compensation plan (Note 6)	15,073	187,606	26,304	27,686
Payable for trustee fees	—	—	1,327	—
Other accrued expenses and liabilities	—	—	112,260	—
Total liabilities	3,492,959	11,125,402	6,679,815	24,719,644
NET ASSETS	$397,843,509	$7,919,323,543	$284,647,525	$700,327,615
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$395,313,763	$3,034,052,224	$220,354,489	$441,925,810
Total distributable earnings	2,529,746	4,885,271,319	64,293,036	258,401,805
NET ASSETS	$397,843,509	$7,919,323,543	$284,647,525	$700,327,615
+ Including securities loaned at value	$1,209,759	$6,518,162	$2,032,590	$22,352,584
* Cost of investments in securities	$389,346,024	$4,234,028,630	$222,750,500	$516,571,250
† Cost of short-term investments	$7,476,268	$43,778,896	$2,899,650	$35,277,600
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2021 (Unaudited) (continued)

	Voya Limited Maturity Bond Portfolio	Voya U.S. Stock Index Portfolio	VY® Clarion Real Estate Portfolio	VY® JPMorgan Small Cap Core Equity Portfolio
Class ADV
Net assets	$14,189,719	$101,926,852	$55,958,362	$145,711,874
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,424,437	4,877,076	1,544,430	7,337,314
Net asset value and redemption price per share	$9.96	$20.90	$36.23	$19.86
Class I
Net assets	$310,548,938	$4,401,170,008	$16,936,091	$281,381,232
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	30,552,583	201,905,038	439,050	12,904,461
Net asset value and redemption price per share	$10.16	$21.80	$38.57	$21.80
Class P2
Net assets	n/a	$2,949,849,092	n/a	n/a
Shares authorized	n/a	unlimited	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	134,576,099	n/a	n/a
Net asset value and redemption price per share	n/a	$21.92	n/a	n/a
Class R6
Net assets	n/a	n/a	n/a	$130,006,807
Shares authorized	n/a	n/a	n/a	unlimited
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	5,968,515
Net asset value and redemption price per share	n/a	n/a	n/a	$21.78
Class S
Net assets	$73,104,852	$294,502,735	$199,504,653	$134,430,458
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	7,138,015	13,671,873	5,180,323	6,288,465
Net asset value and redemption price per share	$10.24	$21.54	$38.51	$21.38
Class S2
Net assets	n/a	$171,874,856	$12,248,419	$8,797,244
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	8,091,416	320,641	418,109
Net asset value and redemption price per share	n/a	$21.24	$38.20	$21.04
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2021 (Unaudited)

	Voya Balanced Income Portfolio	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,844,255	$—	$20,555,087	$10,195,966
Dividends from affiliated underlying funds	554,227	—	—	—
Interest, net of foreign taxes withheld*	2,659,114	14,864,891	479	—
Securities lending income, net	5,430	45,050	61,581	9,190
Total investment income	5,063,026	14,909,941	20,617,147	10,205,156
EXPENSES:
Investment management fees	935,247	—	20,141,144	3,841,631
Unified fees	—	1,287,957	—	—
Distribution and shareholder service fees:
Class ADV	197,235	235,943	6,053,288	153,294
Class S	327,278	320,191	2,230,203	814,977
Class S2	9,194	6,373	128,100	341
Transfer agent fees:
Class ADV	8,183	—	434,870	15,830
Class I	986	—	491,605	110,179
Class R6	—	—	46	2
Class S	32,587	—	384,524	202,090
Class S2	573	—	13,804	53
Shareholder reporting expense	10,317	—	107,190	40,960
Professional fees	9,050	—	98,077	19,606
Custody and accounting expense	36,608	—	268,660	47,603
Trustee fees and expenses	6,858	10,457	125,697	21,420
Miscellaneous expense	7,428	—	93,701	17,620
Interest expense	—	—	1,261	371
Total expenses	1,581,544	1,860,921	30,572,170	5,285,977
Waived and reimbursed fees	(22,865)	(39,431)	(1,196,357)	(905,696)
Net expenses	1,558,679	1,821,490	29,375,813	4,380,281
Net investment income (loss)	3,504,347	13,088,451	(8,758,666)	5,824,875
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	12,540,001	9,422,606	975,538,090	135,687,356
Forward foreign currency contracts	(176,232)	—	—	—
Foreign currency related transactions	(4,595)	—	—	827
Futures	464,502	—	—	—
Swaps	(642,418)	—	—	—
Written options	698,828	—	—	—
Net realized gain	12,880,086	9,422,606	975,538,090	135,688,183
Net change in unrealized appreciation (depreciation) on:
Investments	2,181,231	(5,017,612)	(350,503,203)	31,377,513
Affiliated underlying funds	314,771	—	—	—
Forward foreign currency contracts	(186,280)	—	—	—
Foreign currency related transactions	(38,045)	—	—	(6,309)
Futures	(924,953)	—	—	—
Swaps	(11,544)	—	—	—
Written options	(19,572)	—	—	—
Net change in unrealized appreciation (depreciation)	1,315,608	(5,017,612)	(350,503,203)	31,371,204
Net realized and unrealized gain	14,195,694	4,404,994	625,034,887	167,059,387
Increase in net assets resulting from operations	$17,700,041	$17,493,445	$616,276,221	$172,884,262
* Foreign taxes withheld	$40,655	$—	$16,313	$23,420
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2021 (Unaudited)

	Voya Limited Maturity Bond Portfolio	Voya U.S. Stock Index Portfolio	VY® Clarion Real Estate Portfolio	VY® JPMorgan Small Cap Core Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,043	$56,095,058	$3,008,783	$3,204,891
Interest	2,888,805	—	—	—
Securities lending income, net	5,911	99,695	1,037	52,378
Total investment income	2,896,759	56,194,753	3,009,820	3,257,269
EXPENSES:
Investment management fees	—	—	1,101,906	—
Unified fees	546,715	10,120,169	—	2,859,594
Distribution and shareholder service fees:
Class ADV	43,333	264,259	156,169	423,960
Class S	89,641	351,199	230,277	167,896
Class S2	—	318,883	23,788	17,873
Transfer agent fees:
Class ADV	—	—	38,225	—
Class I	—	—	10,945	—
Class S	—	—	135,273	—
Class S2	—	—	8,734	—
Shareholder reporting expense	—	—	19,616	—
Professional fees	—	—	6,878	—
Custody and accounting expense	—	—	17,790	—
Trustee fees and expenses	8,405	142,088	5,305	10,075
Miscellaneous expense	—	—	9,273	—
Interest expense	—	3,008	—	—
Total expenses	688,094	11,199,606	1,764,179	3,479,398
Waived and reimbursed fees	—	(1,655,339)	(451,363)	—
Brokerage commission recapture	—	—	(2,736)	(21,497)
Net expenses	688,094	9,544,267	1,310,080	3,457,901
Net investment income (loss)	2,208,665	46,650,486	1,699,740	(200,632)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,055,821	481,643,557	20,224,660	61,789,991
Futures	320,727	11,340,886	—	857,875
Net realized gain	1,376,548	492,984,443	20,224,660	62,647,866
Net change in unrealized appreciation (depreciation) on:
Investments	(1,876,041)	571,729,504	36,252,278	30,265,135
Futures	(172,639)	(654,837)	—	(19,701)
Net change in unrealized appreciation (depreciation)	(2,048,680)	571,074,667	36,252,278	30,245,434
Net realized and unrealized gain (loss)	(672,132)	1,064,059,110	56,476,938	92,893,300
Increase in net assets resulting from operations	$1,536,533	$1,110,709,596	$58,176,678	$92,692,668
* Foreign taxes withheld	$—	$5,082	$—	$7,626
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Balanced Income Portfolio		Voya High Yield Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$3,504,347	$8,644,202	$13,088,451	$27,740,605
Net realized gain (loss)	12,880,086	(13,552,226)	9,422,606	(20,138,392)
Net change in unrealized appreciation (depreciation)	1,315,608	11,717,846	(5,017,612)	18,077,591
Increase in net assets resulting from operations	17,700,041	6,809,822	17,493,445	25,679,804
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(7,134,246)	(1,932,381)	(3,864,352)
Class I	—	(809,293)	(5,173,634)	(10,017,767)
Class S	—	(27,521,585)	(6,739,987)	(14,033,668)
Class S2	—	(530,338)	(81,426)	(151,411)
Return of capital:
Class ADV	—	—	—	(43,781)
Class I	—	—	—	(101,134)
Class S	—	—	—	(147,736)
Class S2	—	—	—	(1,649)
Total distributions	—	(35,995,462)	(13,927,428)	(28,361,498)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,349,497	17,474,471	19,776,464	52,668,235
Reinvestment of distributions	—	35,995,462	13,927,428	28,361,498
	6,349,497	53,469,933	33,703,892	81,029,733
Cost of shares redeemed	(27,268,293)	(66,713,173)	(50,885,661)	(124,621,505)
Net decrease in net assets resulting from capital share transactions	(20,918,796)	(13,243,240)	(17,181,769)	(43,591,772)
Net decrease in net assets	(3,218,755)	(42,428,880)	(13,615,752)	(46,273,466)
NET ASSETS:
Beginning of year or period	346,183,863	388,612,743	541,030,911	587,304,377
End of year or period	$342,965,108	$346,183,863	$527,415,159	$541,030,911
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Large Cap Growth Portfolio		Voya Large Cap Value Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income (loss)	$(8,758,666)	$(5,867,599)	$5,824,875	$16,840,193
Net realized gain (loss)	975,538,090	1,147,315,271	135,688,183	(7,237,969)
Net change in unrealized appreciation (depreciation)	(350,503,203)	447,817,571	31,371,204	33,011,880
Increase in net assets resulting from operations	616,276,221	1,589,265,243	172,884,262	42,614,104
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(235,045,550)	—	(4,976,325)
Class I	—	(247,062,817)	—	(35,461,124)
Class R6	—	(8,738,453)	—	(21,589)
Class S	—	(203,650,756)	—	(64,530,149)
Class S2	—	(7,235,193)	—	(15,065)
Total distributions	—	(701,732,769)	—	(105,004,252)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	77,385,887	282,173,067	18,870,569	18,878,124
Reinvestment of distributions	—	701,732,769	—	105,004,252
	77,385,887	983,905,836	18,870,569	123,882,376
Cost of shares redeemed	(1,204,033,522)	(1,192,592,025)	(72,078,778)	(158,984,653)
Net decrease in net assets resulting from capital share transactions	(1,126,647,635)	(208,686,189)	(53,208,209)	(35,102,277)
Net increase (decrease) in net assets	(510,371,414)	678,846,285	119,676,053	(97,492,425)
NET ASSETS:
Beginning of year or period	6,530,930,033	5,852,083,748	988,954,098	1,086,446,523
End of year or period	$6,020,558,619	$6,530,930,033	$1,108,630,151	$988,954,098
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Limited Maturity Bond Portfolio		Voya U.S. Stock Index Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$2,208,665	$6,076,550	$46,650,486	$109,749,181
Net realized gain	1,376,548	3,048,233	492,984,443	730,953,817
Net change in unrealized appreciation (depreciation)	(2,048,680)	2,427,379	571,074,667	428,538,281
Increase in net assets resulting from operations	1,536,533	11,552,162	1,110,709,596	1,269,241,279
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(116,966)	(242,778)	—	(5,102,873)
Class I	(3,428,428)	(6,269,649)	—	(236,749,487)
Class P2	—	—	—	(145,581,699)
Class S	(706,347)	(1,467,187)	—	(14,342,616)
Class S2	—	—	—	(7,572,526)
Total distributions	(4,251,741)	(7,979,614)	—	(409,349,201)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	35,341,383	232,269,160	447,438,174	1,646,848,722
Reinvestment of distributions	4,249,669	7,953,023	—	409,349,201
	39,591,052	240,222,183	447,438,174	2,056,197,923
Cost of shares redeemed	(58,154,568)	(112,500,304)	(1,338,290,895)	(2,212,680,724)
Net increase (decrease) in net assets resulting from capital share transactions	(18,563,516)	127,721,879	(890,852,721)	(156,482,801)
Net increase (decrease) in net assets	(21,278,724)	131,294,427	219,856,875	703,409,277
NET ASSETS:
Beginning of year or period	419,122,233	287,827,806	7,699,466,668	6,996,057,391
End of year or period	$397,843,509	$419,122,233	$7,919,323,543	$7,699,466,668
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Clarion Real Estate Portfolio		VY® JPMorgan Small Cap Core Equity Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income (loss)	$1,699,740	$4,258,919	$(200,632)	$1,780,059
Net realized gain (loss)	20,224,660	(18,888,871)	62,647,866	28,044,841
Net change in unrealized appreciation (depreciation)	36,252,278	(10,732,222)	30,245,434	54,066,275
Increase (decrease) in net assets resulting from operations	58,176,678	(25,362,174)	92,692,668	83,891,175
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(6,700,379)	—	—
Class I	—	(2,012,016)	—	—
Class R6	—	—	—	—
Class S	—	(23,267,019)	—	—
Class S2	—	(1,602,043)	—	—
Total distributions	—	(33,581,457)	—	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,060,671	18,588,194	114,239,152	174,298,740
Reinvestment of distributions	—	33,581,457	—	—
	8,060,671	52,169,651	114,239,152	174,298,740
Cost of shares redeemed	(29,319,754)	(79,521,435)	(95,394,567)	(217,374,403)
Net increase (decrease) in net assets resulting from capital share transactions	(21,259,083)	(27,351,784)	18,844,585	(43,075,663)
Net increase (decrease) in net assets	36,917,595	(86,295,415)	111,537,253	40,815,512
NET ASSETS:
Beginning of year or period	247,729,930	334,025,345	588,790,362	547,974,850
End of year or period	$284,647,525	$247,729,930	$700,327,615	$588,790,362
See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Balanced Income Portfolio
Class ADV
06-30-21+	9.77	0.09•	0.41	0.50	—	—	—	—	—	10.27	5.12	1.22	1.20	1.20	1.78	66,165	50
12-31-20	10.65	0.21•	(0.01)	0.20	0.36	0.72	—	1.08	—	9.77	2.80	1.22	1.20	1.20	2.20	66,515	69
12-31-19	10.05	0.30	1.47	1.77	0.50	0.67	—	1.17	—	10.65	17.93	1.26	1.22	1.22	2.79	78,155	231
12-31-18	11.18	0.43•	(1.00)	(0.57)	0.56	—	—	0.56	—	10.05	(5.39)	1.39	1.26	1.26	3.91	69,593	45
12-31-17	10.62	0.46•	0.58	1.04	0.48	—	—	0.48	—	11.18	10.03	1.39	1.26	1.26	4.16	81,767	22
12-31-16	9.82	0.42•	1.05	1.47	0.67	—	—	0.67	—	10.62	15.26	1.43	1.36	1.36	4.14	72,064	42
Class I
06-30-21+	10.31	0.13•	0.43	0.56	—	—	—	—	—	10.87	5.43	0.62	0.60	0.60	2.38	8,062	50
12-31-20	11.19	0.29•	(0.03)	0.26	0.42	0.72	—	1.14	—	10.31	3.33	0.62	0.60	0.60	2.79	7,943	69
12-31-19	10.50	0.38•	1.55	1.93	0.57	0.67	—	1.24	—	11.19	18.73	0.66	0.62	0.62	3.38	8,836	231
12-31-18	11.65	0.51•	(1.03)	(0.52)	0.63	—	—	0.63	—	10.50	(4.79)	0.79	0.66	0.66	4.51	7,921	45
12-31-17	11.05	0.54•	0.60	1.14	0.54	—	—	0.54	—	11.65	10.56	0.79	0.66	0.66	4.76	9,393	22
12-31-16	10.18	0.50•	1.09	1.59	0.72	—	—	0.72	—	11.05	16.02	0.78	0.76	0.76	4.74	9,478	42
Class S
06-30-21+	10.25	0.11•	0.44	0.55	—	—	—	—	—	10.80	5.37	0.87	0.85	0.85	2.12	264,355	50
12-31-20	11.13	0.26•	(0.03)	0.23	0.39	0.72	—	1.11	—	10.25	3.03	0.87	0.85	0.85	2.55	266,536	69
12-31-19	10.45	0.36•	1.52	1.88	0.53	0.67	—	1.20	—	11.13	18.40	0.91	0.87	0.87	3.18	295,942	231
12-31-18	11.59	0.48•	(1.02)	(0.54)	0.60	—	—	0.60	—	10.45	(5.01)	1.04	0.91	0.91	4.26	285,793	45
12-31-17	10.99	0.51•	0.60	1.11	0.51	—	—	0.51	—	11.59	10.33	1.04	0.91	0.91	4.52	361,336	22
12-31-16	10.14	0.47•	1.09	1.56	0.71	—	—	0.71	—	10.99	15.68	1.03	1.01	1.01	4.49	411,297	42
Class S2
06-30-21+	10.22	0.10•	0.43	0.53	—	—	—	—	—	10.75	5.19	1.02	1.00	1.00	1.97	4,383	50
12-31-20	11.10	0.27	(0.04)	0.23	0.39	0.72	—	1.11	—	10.22	3.02	1.02	1.00	1.00	2.40	5,189	69
12-31-19	10.43	0.32	1.54	1.86	0.52	0.67	—	1.19	—	11.10	18.15	1.06	1.02	1.02	2.97	5,679	231
12-31-18	11.56	0.46•	(1.02)	(0.56)	0.57	—	—	0.57	—	10.43	(5.15)	1.19	1.06	1.06	4.11	4,647	45
12-31-17	10.96	0.50•	0.59	1.09	0.49	—	—	0.49	—	11.56	10.16	1.19	1.06	1.06	4.38	5,389	22
12-31-16	10.11	0.45•	1.09	1.54	0.69	—	—	0.69	—	10.96	15.52	1.21	1.16	1.16	4.34	7,701	42
Voya High Yield Portfolio
Class ADV
06-30-21+	9.96	0.23•	0.08	0.31	0.24	—	—	0.24	—	10.03	3.18	1.09	1.07	1.07	4.60	79,440	36
12-31-20	9.94	0.46•	0.03	0.49	0.46	—	0.01	0.47	—	9.96	5.26	1.10	1.08	1.08	4.80	80,017	90
12-31-19	9.09	0.50	0.83	1.33	0.48	—	—	0.48	—	9.94	14.82	1.10	1.08	1.08	5.20	87,540	59
12-31-18	9.94	0.48	(0.81)	(0.33)	0.52	—	—	0.52	—	9.09	(3.53)	1.10	1.08	1.08	5.02	80,872	35
12-31-17	10.01	0.54	0.03	0.57	0.62	—	0.02	0.64	—	9.94	5.83	1.10	1.08	1.08	5.36	96,011	37
12-31-16	9.33	0.55	0.74	1.29	0.61	—	—	0.61	—	10.01	14.21	1.14	1.08	1.08	5.56	98,835	31
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya High Yield Portfolio (continued)
Class I
06-30-21+	9.97	0.26•	0.08	0.34	0.27	—	—	0.27	—	10.04	3.49	0.49	0.47	0.47	5.20	188,051	36
12-31-20	9.94	0.51•	0.05	0.56	0.52	—	0.01	0.53	—	9.97	6.00	0.50	0.48	0.48	5.40	191,358	90
12-31-19	9.10	0.57•	0.81	1.38	0.54	—	—	0.54	—	9.94	15.37	0.50	0.48	0.48	5.84	189,247	59
12-31-18	9.95	0.54	(0.82)	(0.28)	0.57	—	—	0.57	—	9.10	(2.96)	0.50	0.48	0.48	5.62	56,385	35
12-31-17	10.01	0.60	0.04	0.64	0.68	—	0.02	0.70	—	9.95	6.58	0.50	0.48	0.48	5.96	62,380	37
12-31-16	9.33	0.60•	0.75	1.35	0.67	—	—	0.67	—	10.01	14.89	0.49	0.48	0.48	6.16	57,828	31
Class S
06-30-21+	9.96	0.24•	0.09	0.33	0.26	—	—	0.26	—	10.03	3.36	0.74	0.72	0.72	4.95	256,906	36
12-31-20	9.94	0.49•	0.04	0.53	0.50	—	0.01	0.51	—	9.96	5.63	0.75	0.73	0.73	5.15	266,537	90
12-31-19	9.09	0.54	0.82	1.36	0.51	—	—	0.51	—	9.94	15.22	0.75	0.73	0.73	5.54	307,506	59
12-31-18	9.94	0.51	(0.81)	(0.30)	0.55	—	—	0.55	—	9.09	(3.20)	0.75	0.73	0.73	5.36	332,669	35
12-31-17	10.01	0.58	0.02	0.60	0.65	—	0.02	0.67	—	9.94	6.20	0.75	0.73	0.73	5.71	403,630	37
12-31-16	9.33	0.58	0.75	1.33	0.65	—	—	0.65	—	10.01	14.61	0.74	0.73	0.73	5.91	484,963	31
Class S2
06-30-21+	9.97	0.24•	0.08	0.32	0.25	—	—	0.25	—	10.04	3.28	0.89	0.87	0.87	4.80	3,018	36
12-31-20	9.95	0.48•	0.03	0.51	0.48	—	0.01	0.49	—	9.97	5.48	0.90	0.88	0.88	4.99	3,119	90
12-31-19	9.11	0.51	0.83	1.34	0.50	—	—	0.50	—	9.95	14.91	0.90	0.88	0.88	5.37	3,012	59
12-31-18	9.95	0.50	(0.80)	(0.30)	0.54	—	—	0.54	—	9.11	(3.23)	0.90	0.88	0.88	5.20	4,226	35
12-31-17	10.02	0.56	0.03	0.59	0.64	—	0.02	0.66	—	9.95	6.04	0.90	0.88	0.88	5.56	5,792	37
12-31-16	9.34	0.56	0.75	1.31	0.63	—	—	0.63	—	10.02	14.43	0.92	0.88	0.88	5.76	5,815	31
Voya Large Cap Growth Portfolio
Class ADV
06-30-21+	20.45	(0.06)•	2.25	2.19	—	—	—	—	—	22.64	10.71	1.31	1.27	1.27	(0.61)	2,107,343	36
12-31-20	17.96	(0.08)	5.00	4.92	—	2.43	—	2.43	—	20.45	30.11	1.32	1.27	1.27	(0.43)	2,073,088	86
12-31-19	16.37	(0.01)	4.97	4.96	0.02	3.35	—	3.37	—	17.96	31.90	1.27	1.27	1.27	(0.05)	1,890,631	78
12-31-18	19.36	0.01	(0.11)	(0.10)	0.01	2.88	—	2.89	—	16.37	(2.07)	1.27	1.27	1.27	0.04	1,686,805	85
12-31-17	16.22	0.02	4.53	4.55	0.01	1.40	—	1.41	—	19.36	29.01	1.27	1.27	1.27	0.04	2,015,843	65
12-31-16	18.13	0.01	0.57	0.58	—	2.49	—	2.49	—	16.22	3.33	1.32	1.27	1.27	0.08	1,986,387	74
Class I
06-30-21+	22.90	(0.00)•	2.52	2.52	—	—	—	—	—	25.42	11.00	0.71	0.67	0.67	(0.01)	1,920,973	36
12-31-20	19.83	0.04	5.57	5.61	0.11	2.43	—	2.54	—	22.90	30.88	0.72	0.67	0.67	0.17	2,436,873	86
12-31-19	17.78	0.11	5.43	5.54	0.14	3.35	—	3.49	—	19.83	32.77	0.67	0.67	0.67	0.54	2,000,466	78
12-31-18	20.80	0.13•	(0.13)	0.00*	0.14	2.88	—	3.02	—	17.78	(1.48)	0.67	0.67	0.67	0.63	1,623,952	85
12-31-17	17.34	0.12	4.87	4.99	0.13	1.40	—	1.53	—	20.80	29.74	0.67	0.67	0.67	0.63	2,124,109	65
12-31-16	19.21	0.13	0.60	0.73	0.11	2.49	—	2.60	—	17.34	3.96	0.67	0.67	0.67	0.68	1,769,295	74
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Large Cap Growth Portfolio (continued)
Class R6
06-30-21+	22.91	(0.00)•	2.53	2.53	—	—	—	—	—	25.44	11.04	0.67	0.67	0.67	(0.01)	91,650	36
12-31-20	19.84	0.03	5.58	5.61	0.11	2.43	—	2.54	—	22.91	30.86	0.67	0.67	0.67	0.16	88,303	86
12-31-19	17.78	0.11	5.44	5.55	0.14	3.35	—	3.49	—	19.84	32.82	0.67	0.67	0.67	0.54	59,938	78
12-31-18	20.81	0.12	(0.13)	(0.01)	0.14	2.88	—	3.02	—	17.78	(1.53)	0.67	0.67	0.67	0.68	46,242	85
12-31-17	17.34	0.13•	4.87	5.00	0.13	1.40	—	1.53	—	20.81	29.80	0.67	0.67	0.67	0.65	33,736	65
12-31-16	19.21	0.13•	0.60	0.73	0.11	2.49	—	2.60	—	17.34	3.95	0.67	0.67	0.67	0.77	6,970	74
Class S
06-30-21+	22.10	(0.03)•	2.44	2.41	—	—	—	—	—	24.51	10.90	0.96	0.92	0.92	(0.26)	1,836,204	36
12-31-20	19.21	(0.01)	5.38	5.37	0.05	2.43	—	2.48	—	22.10	30.59	0.97	0.92	0.92	(0.08)	1,867,154	86
12-31-19	17.31	0.06	5.27	5.33	0.08	3.35	—	3.43	—	19.21	32.41	0.92	0.92	0.92	0.30	1,839,829	78
12-31-18	20.32	0.08•	(0.13)	(0.05)	0.08	2.88	—	2.96	—	17.31	(1.73)	0.92	0.92	0.92	0.39	1,677,848	85
12-31-17	16.97	0.07•	4.76	4.83	0.08	1.40	—	1.48	—	20.32	29.42	0.92	0.92	0.92	0.39	2,040,159	65
12-31-16	18.85	0.08	0.59	0.67	0.06	2.49	—	2.55	—	16.97	3.69	0.92	0.92	0.92	0.43	2,014,562	74
Class S2
06-30-21+	21.87	(0.05)•	2.41	2.36	—	—	—	—	—	24.23	10.79	1.11	1.07	1.07	(0.41)	64,389	36
12-31-20	19.03	(0.04)	5.33	5.29	0.02	2.43	—	2.45	—	21.87	30.43	1.12	1.07	1.07	(0.22)	65,511	86
12-31-19	17.18	0.04	5.21	5.25	0.05	3.35	—	3.40	—	19.03	32.16	1.07	1.07	1.07	0.15	61,219	78
12-31-18	20.18	0.05	(0.12)	(0.07)	0.05	2.88	—	2.93	—	17.18	(1.86)	1.07	1.07	1.07	0.25	58,647	85
12-31-17	16.86	0.04•	4.73	4.77	0.05	1.40	—	1.45	—	20.18	29.22	1.07	1.07	1.07	0.24	66,024	65
12-31-16	18.73	0.05	0.59	0.64	0.02	2.49	—	2.51	—	16.86	3.57	1.10	1.07	1.07	0.28	66,897	74
Voya Large Cap Value Portfolio
Class ADV
06-30-21+	11.16	0.04•	1.93	1.97	—	—	—	—	—	13.13	17.65	1.41	1.24	1.24	0.68	53,216	48
12-31-20	11.96	0.15	0.26	0.41	0.18	1.03	—	1.21	—	11.16	5.61	1.43	1.24	1.24	1.43	47,671	130
12-31-19	10.48	0.17	2.34	2.51	0.18	0.85	—	1.03	—	11.96	24.45	1.35	1.24	1.24	1.40	53,098	95
12-31-18	13.06	0.18	(1.15)	(0.97)	0.17	1.44	—	1.61	—	10.48	(8.33)(a)	1.35	1.24	1.24	1.41(b)	49,230	97
12-31-17	11.79	0.18•	1.33	1.51	0.24	—	—	0.24	—	13.06	12.84	1.35	1.24	1.24	1.44	61,244	79
12-31-16	10.94	0.21	1.21	1.42	0.22	0.35	—	0.57	—	11.79	13.20	1.40	1.24	1.24	1.79	64,578	118
Class I
06-30-21+	11.45	0.08•	1.98	2.06	—	—	—	—	—	13.51	17.99	0.81	0.64	0.64	1.28	374,176	48
12-31-20	12.22	0.22	0.28	0.50	0.24	1.03	—	1.27	—	11.45	6.28	0.83	0.64	0.64	2.02	329,385	130
12-31-19	10.69	0.24	2.39	2.63	0.25	0.85	—	1.10	—	12.22	25.12	0.75	0.64	0.64	2.00	367,345	95
12-31-18	13.30	0.25•	(1.17)	(0.92)	0.25	1.44	—	1.69	—	10.69	(7.81)(a)	0.75	0.64	0.64	2.01(b)	330,038	97
12-31-17	12.00	0.26•	1.36	1.62	0.32	—	—	0.32	—	13.30	13.55	0.75	0.64	0.64	2.06	428,068	79
12-31-16	11.12	0.28	1.23	1.51	0.28	0.35	—	0.63	—	12.00	13.89	0.75	0.64	0.64	2.39	572,744	118
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Large Cap Value Portfolio (continued)
Class R6
06-30-21+	11.44	0.12•	1.94	2.06	—	—	—	—	—	13.50	18.01	0.75	0.64	0.64	1.74	7,894	48
12-31-20	12.21	0.21•	0.29	0.50	0.24	1.03	—	1.27	—	11.44	6.27	0.77	0.64	0.64	2.01	230	130
12-31-19	10.68	0.25•	2.38	2.63	0.25	0.85	—	1.10	—	12.21	25.14	0.75	0.64	0.64	2.16	306	95
12-31-18	13.28	0.25•	(1.16)	(0.91)	0.25	1.44	—	1.69	—	10.68	(7.74)(a)	0.75	0.64	0.64	2.03(b)	1,182	97
12-31-17	11.99	0.26•	1.35	1.61	0.32	—	—	0.32	—	13.28	13.47	0.75	0.64	0.64	2.06	836	79
12-31-16	11.12	0.23•	1.27	1.50	0.28	0.35	—	0.63	—	11.99	13.80	0.75	0.64	0.64	2.01	550	118
Class S
06-30-21+	11.25	0.06•	1.95	2.01	—	—	—	—	—	13.26	17.87	1.06	0.89	0.89	1.03	673,163	48
12-31-20	12.04	0.19	0.27	0.46	0.22	1.03	—	1.25	—	11.25	5.97	1.08	0.89	0.89	1.78	611,514	130
12-31-19	10.55	0.20•	2.36	2.56	0.22	0.85	—	1.07	—	12.04	24.78	1.00	0.89	0.89	1.75	665,553	95
12-31-18	13.14	0.22•	(1.15)	(0.93)	0.22	1.44	—	1.66	—	10.55	(8.00)(a)	1.00	0.89	0.89	1.76(b)	630,221	97
12-31-17	11.86	0.23•	1.34	1.57	0.29	—	—	0.29	—	13.14	13.23	1.00	0.89	0.89	1.80	800,421	79
12-31-16	11.00	0.24•	1.22	1.46	0.25	0.35	—	0.60	—	11.86	13.58	1.00	0.89	0.89	2.14	934,779	118
Class S2
06-30-21+	11.27	0.06•	1.94	2.00	—	—	—	—	—	13.27	17.75	1.21	1.04	1.04	0.88	181	48
12-31-20	12.06	0.17•	0.27	0.44	0.20	1.03	—	1.23	—	11.27	5.86	1.23	1.04	1.04	1.63	154	130
12-31-19	10.56	0.19•	2.36	2.55	0.20	0.85	—	1.05	—	12.06	24.63	1.15	1.04	1.04	1.60	145	95
12-31-18	13.15	0.20	(1.15)	(0.95)	0.20	1.44	—	1.64	—	10.56	(8.12)(a)	1.15	1.04	1.04	1.60(b)	151	97
12-31-17	11.86	0.20•	1.35	1.55	0.26	—	—	0.26	—	13.15	13.10	1.15	1.04	1.04	1.64	229	79
12-31-16	11.00	0.22•	1.22	1.44	0.23	0.35	—	0.58	—	11.86	13.40	1.18	1.04	1.04	2.00	537	118
Voya Limited Maturity Bond Portfolio
Class ADV
06-30-21+	10.03	0.03•	(0.02)	0.01	0.08	—	—	0.08	—	9.96	0.10	0.88	0.88	0.88	0.59	14,190	132
12-31-20	9.91	0.12	0.16	0.28	0.16	—	—	0.16	—	10.03	2.87	0.88	0.88	0.88	1.15	15,016	263
12-31-19	9.68	0.19	0.16	0.35	0.12	—	—	0.12	—	9.91	3.66	0.89	0.89	0.89	1.85	15,579	330
12-31-18	9.72	0.17	(0.10)	0.07	0.11	—	—	0.11	—	9.68	0.71	0.89	0.89	0.89	1.67	16,812	281
12-31-17	9.76	0.10	0.00*	0.10	0.13	—	0.01	0.14	—	9.72	0.94	0.89	0.89	0.89	1.03	19,695	305
12-31-16	9.83	0.09•	0.00*	0.09	0.16	—	—	0.16	—	9.76	0.91	0.93	0.88	0.88	0.87	22,864	174
Class I
06-30-21+	10.23	0.06•	(0.02)	0.04	0.11	—	—	0.11	—	10.16	0.42	0.28	0.28	0.28	1.19	310,549	132
12-31-20	10.11	0.17•	0.18	0.35	0.23	—	—	0.23	—	10.23	3.46	0.28	0.28	0.28	1.70	332,196	263
12-31-19	9.87	0.24	0.19	0.43	0.19	—	—	0.19	—	10.11	4.33	0.29	0.29	0.29	2.44	197,182	330
12-31-18	9.91	0.22	(0.09)	0.13	0.17	—	—	0.17	—	9.87	1.33	0.29	0.29	0.29	2.30	195,851	281
12-31-17	9.96	0.16	(0.01)	0.15	0.19	—	0.01	0.20	—	9.91	1.45	0.29	0.29	0.29	1.63	188,672	305
12-31-16	10.09	0.15•	0.00*	0.15	0.28	—	—	0.28	—	9.96	1.53	0.28	0.28	0.28	1.46	170,578	174
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Limited Maturity Bond Portfolio (continued)
Class S
06-30-21+	10.31	0.05•	(0.02)	0.03	0.10	—	—	0.10	—	10.24	0.30	0.53	0.53	0.53	0.94	73,105	132
12-31-20	10.19	0.16	0.16	0.32	0.20	—	—	0.20	—	10.31	3.19	0.53	0.53	0.53	1.50	71,911	263
12-31-19	9.95	0.22	0.18	0.40	0.16	—	—	0.16	—	10.19	4.06	0.54	0.54	0.54	2.20	75,066	330
12-31-18	9.99	0.20	(0.09)	0.11	0.15	—	—	0.15	—	9.95	1.07	0.54	0.54	0.54	2.02	74,885	281
12-31-17	10.04	0.14	(0.02)	0.12	0.16	—	0.01	0.17	—	9.99	1.20	0.54	0.54	0.54	1.38	83,412	305
12-31-16	10.15	0.13	0.00*	0.13	0.24	—	—	0.24	—	10.04	1.28	0.53	0.53	0.53	1.21	99,063	174
Voya U.S. Stock Index Portfolio
Class ADV
06-30-21+	18.21	0.06•	2.63	2.69	—	—	—	—	—	20.90	14.77	0.79	0.79	0.79	0.65	101,927	1
12-31-20	16.38	0.18	2.55	2.73	0.24	0.66	—	0.90	—	18.21	17.48	0.79	0.79	0.79	1.03	100,049	9
12-31-19	13.44	0.19•	3.82	4.01	0.17	0.90	—	1.07	—	16.38	30.43	0.80	0.80	0.80	1.22	102,813	9
12-31-18	15.19	0.17•	(0.86)	(0.69)	0.18	0.88	—	1.06	—	13.44	(5.10)	0.80	0.80	0.80	1.14	92,071	12
12-31-17	13.38	0.18•	2.53	2.71	0.18	0.72	—	0.90	—	15.19	20.82	0.80	0.80	0.80	1.23	116,091	6
12-31-16	12.97	0.19	1.21	1.40	0.20	0.79	—	0.99	—	13.38	11.11	0.87	0.80	0.80	1.37	116,242	5
Class I
06-30-21+	18.94	0.12•	2.74	2.86	—	—	—	—	—	21.80	15.10	0.26	0.26	0.26	1.18	4,401,170	1
12-31-20	16.99	0.28	2.66	2.94	0.33	0.66	—	0.99	—	18.94	18.11	0.26	0.26	0.26	1.55	4,258,517	9
12-31-19	13.90	0.26	3.99	4.25	0.26	0.90	—	1.16	—	16.99	31.12	0.27	0.27	0.27	1.75	4,065,091	9
12-31-18	15.69	0.26•	(0.90)	(0.64)	0.27	0.88	—	1.15	—	13.90	(4.62)	0.27	0.27	0.27	1.67	2,966,664	12
12-31-17	13.79	0.26	2.63	2.89	0.27	0.72	—	0.99	—	15.69	21.46	0.27	0.27	0.27	1.75	3,469,721	6
12-31-16	13.34	0.26	1.25	1.51	0.27	0.79	—	1.06	—	13.79	11.65	0.27	0.27	0.27	1.90	4,195,761	5
Class P2
06-30-21+	19.03	0.13•	2.76	2.89	—	—	—	—	—	21.92	15.19	0.26	0.15	0.15	1.29	2,949,849	1
12-31-20	17.05	0.28•	2.69	2.97	0.33	0.66	—	0.99	—	19.03	18.23	0.26	0.15	0.15	1.67	2,908,826	9
12-31-19	13.93	0.30•	3.98	4.28	0.26	0.90	—	1.16	—	17.05	31.27	0.27	0.15	0.15	1.86	2,395,089	9
12-31-18	15.71	0.26	(0.89)	(0.63)	0.27	0.88	—	1.15	—	13.93	(4.55)	0.27	0.15	0.15	1.80	1,442,733	12
05-03-17(5) - 12-31-17	14.79	0.19•	1.72	1.91	0.27	0.72	—	0.99	—	15.71	13.39	0.27	0.15	0.15	1.92	1,225,483	6
Class S
06-30-21+	18.74	0.09•	2.71	2.80	—	—	—	—	—	21.54	14.94	0.51	0.50	0.50	0.94	294,503	1
12-31-20	16.82	0.24	2.63	2.87	0.29	0.66	—	0.95	—	18.74	17.87	0.51	0.50	0.50	1.32	280,432	9
12-31-19	13.80	0.23•	3.94	4.17	0.25	0.90	—	1.15	—	16.82	30.77	0.52	0.51	0.51	1.46	283,768	9
12-31-18	15.57	0.22•	(0.88)	(0.66)	0.23	0.88	—	1.11	—	13.80	(4.84)	0.52	0.51	0.51	1.42	47,740	12
12-31-17	13.69	0.21	2.62	2.83	0.23	0.72	—	0.95	—	15.57	21.22	0.52	0.51	0.51	1.52	78,577	6
12-31-16	13.26	0.22•	1.25	1.47	0.25	0.79	—	1.04	—	13.69	11.35	0.52	0.51	0.51	1.66	61,754	5
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya U.S. Stock Index Portfolio (continued)
Class S2
06-30-21+	18.49	0.08•	2.67	2.75	—	—	—	—	—	21.24	14.87	0.66	0.66	0.66	0.78	171,875	1
12-31-20	16.62	0.20	2.59	2.79	0.26	0.66	—	0.92	—	18.49	17.62	0.66	0.66	0.66	1.16	151,642	9
12-31-19	13.62	0.21•	3.88	4.09	0.19	0.90	—	1.09	—	16.62	30.60	0.67	0.67	0.67	1.35	149,297	9
12-31-18	15.39	0.20•	(0.88)	(0.68)	0.21	0.88	—	1.09	—	13.62	(5.03)	0.67	0.67	0.67	1.27	150,127	12
12-31-17	13.54	0.21	2.56	2.77	0.20	0.72	—	0.92	—	15.39	21.03	0.67	0.67	0.67	1.35	189,330	6
12-31-16	13.12	0.21	1.22	1.43	0.22	0.79	—	1.01	—	13.54	11.19	0.70	0.67	0.67	1.50	175,340	5
VY® Clarion Real Estate Portfolio
Class ADV
06-30-21+	29.09	0.16•	6.98	7.14	—	—	—	—	—	36.23	24.54	1.63	1.28	1.28	1.01	55,958	30
12-31-20	36.39	0.41•	(3.54)	(3.13)	0.66	3.51	—	4.17	—	29.09	(6.89)	1.63	1.28	1.28	1.38	48,781	103
12-31-19	29.16	0.51•	7.53	8.04	0.63	0.18	—	0.81	—	36.39	27.71	1.46	1.31	1.31	1.49	63,873	69
12-31-18	36.01	0.49•	(3.01)	(2.52)	0.83	3.50	—	4.33	—	29.16	(7.97)	1.47	1.31	1.31	1.50	56,062	103
12-31-17	35.00	0.53•	1.14	1.67	0.66	—	—	0.66	—	36.01	4.82	1.45	1.31	1.31	1.50	75,575	82
12-31-16	34.11	0.47•	0.88	1.35	0.46	—	—	0.46	—	35.00	3.86	1.49	1.31	1.31	1.33	90,084	43
Class I
06-30-21+	30.88	0.28•	7.41	7.69	—	—	—	—	—	38.57	24.90	1.03	0.68	0.68	1.63	16,936	30
12-31-20	38.38	0.55•	(3.64)	(3.09)	0.90	3.51	—	4.41	—	30.88	(6.32)	1.03	0.68	0.68	1.76	14,403	103
12-31-19	30.72	0.68•	8.01	8.69	0.85	0.18	—	1.03	—	38.38	28.47	0.86	0.71	0.71	1.88	24,412	69
12-31-18	37.76	0.71•	(3.15)	(2.44)	1.10	3.50	—	4.60	—	30.72	(7.42)	0.87	0.71	0.71	2.05	38,978	103
12-31-17	36.68	0.79•	1.19	1.98	0.90	—	—	0.90	—	37.76	5.47	0.85	0.71	0.71	2.14	100,423	82
12-31-16	35.71	0.72•	0.92	1.64	0.67	—	—	0.67	—	36.68	4.47	0.84	0.71	0.71	1.96	105,754	43
Class S
06-30-21+	30.87	0.23•	7.41	7.64	—	—	—	—	—	38.51	24.75	1.28	0.93	0.93	1.36	199,505	30
12-31-20	38.32	0.53•	(3.68)	(3.15)	0.79	3.51	—	4.30	—	30.87	(6.53)	1.28	0.93	0.93	1.71	173,126	103
12-31-19	30.67	0.66•	7.93	8.59	0.76	0.18	—	0.94	—	38.32	28.15	1.11	0.96	0.96	1.82	230,346	69
12-31-18	37.67	0.63•	(3.16)	(2.53)	0.97	3.50	—	4.47	—	30.67	(7.65)	1.12	0.96	0.96	1.85	212,673	103
12-31-17	36.58	0.68•	1.19	1.87	0.78	—	—	0.78	—	37.67	5.18	1.10	0.96	0.96	1.83	290,716	82
12-31-16	35.60	0.61•	0.94	1.55	0.57	—	—	0.57	—	36.58	4.24	1.09	0.96	0.96	1.66	375,761	43
Class S2
06-30-21+	30.64	0.20•	7.36	7.56	—	—	—	—	—	38.20	24.67	1.43	1.08	1.08	1.19	12,248	30
12-31-20	38.07	0.46•	(3.64)	(3.18)	0.74	3.51	—	4.25	—	30.64	(6.69)	1.43	1.08	1.08	1.49	11,420	103
12-31-19	30.47	0.60•	7.88	8.48	0.70	0.18	—	0.88	—	38.07	27.97	1.26	1.11	1.11	1.67	15,394	69
12-31-18	37.44	0.58•	(3.14)	(2.56)	0.91	3.50	—	4.41	—	30.47	(7.78)	1.27	1.11	1.11	1.71	13,745	103
12-31-17	36.35	0.62•	1.18	1.80	0.71	—	—	0.71	—	37.44	5.02	1.25	1.11	1.11	1.68	17,937	82
12-31-16	35.39	0.55•	0.93	1.48	0.52	—	—	0.52	—	36.35	4.07	1.27	1.11	1.11	1.52	22,911	43
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® JPMorgan Small Cap Core Equity Portfolio
Class ADV
06-30-21+	17.26	(0.05)•	2.65	2.60	—	—	—	—	—	19.86	15.06	1.45	1.45	1.45	(0.48)	145,712	36
12-31-20	14.90	(0.01)	2.37	2.36	—	—	—	—	—	17.26	15.84	1.47	1.47	1.46	(0.03)	128,295	71
12-31-19	15.79	0.00*	3.92	3.92	0.03	4.55	0.23	4.81	—	14.90	25.96	1.45	1.45	1.44	0.05	130,058	50
12-31-18	20.12	(0.02)	(1.67)	(1.69)	0.02	2.62	—	2.64	—	15.79	(10.82)	1.45	1.45	1.45	(0.07)	114,664	43
12-31-17	18.54	0.01	2.71	2.72	0.04	1.10	—	1.14	—	20.12	15.17	1.45	1.45	1.45	0.03	131,488	36
12-31-16	16.82	0.03	3.33	3.36	0.04	1.60	—	1.64	—	18.54	21.17	1.50	1.45	1.45	0.17	120,442	40
Class I
06-30-21+	18.89	0.01•	2.90	2.91	—	—	—	—	—	21.80	15.40	0.85	0.85	0.85	0.13	281,381	36
12-31-20	16.21	0.10	2.58	2.68	—	—	—	—	—	18.89	16.53	0.87	0.87	0.86	0.57	211,266	71
12-31-19	16.89	0.12	4.20	4.32	0.22	4.55	0.23	5.00	—	16.21	26.75	0.85	0.85	0.84	0.66	240,957	50
12-31-18	21.35	0.11	(1.81)	(1.70)	0.14	2.62	—	2.76	—	16.89	(10.34)	0.85	0.85	0.85	0.53	165,568	43
12-31-17	19.59	0.13	2.88	3.01	0.15	1.10	—	1.25	—	21.35	15.86	0.85	0.85	0.85	0.62	188,213	36
12-31-16	17.68	0.14	3.52	3.66	0.15	1.60	—	1.75	—	19.59	21.92	0.85	0.85	0.85	0.77	178,586	40
Class R6
06-30-21+	18.87	0.01•	2.90	2.91	—	—	—	—	—	21.78	15.42	0.85	0.85	0.85	0.12	130,007	36
12-31-20	16.20	0.11•	2.56	2.67	—	—	—	—	—	18.87	16.48	0.87	0.87	0.86	0.70	118,342	71
12-31-19	16.88	0.12	4.20	4.32	0.22	4.55	0.23	5.00	—	16.20	26.78	0.85	0.85	0.84	0.66	38,161	50
12-31-18	21.34	0.09	(1.79)	(1.70)	0.14	2.62	—	2.76	—	16.88	(10.34)	0.85	0.85	0.85	0.55	23,951	43
12-31-17	19.58	0.15•	2.86	3.01	0.15	1.10	—	1.25	—	21.34	15.87	0.85	0.85	0.85	0.73	17,009	36
05-03-16(5) - 12-31-16	17.80	0.15•	3.38	3.53	0.15	1.60	—	1.75	—	19.58	21.04	0.85	0.85	0.85	1.22	30	40
Class S
06-30-21+	18.55	(0.01)•	2.84	2.83	—	—	—	—	—	21.38	15.26	1.10	1.10	1.10	(0.14)	134,430	36
12-31-20	15.95	0.05	2.55	2.60	—	—	—	—	—	18.55	16.30	1.12	1.12	1.11	0.31	122,575	71
12-31-19	16.65	0.07	4.14	4.21	0.13	4.55	0.23	4.91	—	15.95	26.39	1.10	1.10	1.09	0.37	129,784	50
12-31-18	21.07	0.06	(1.78)	(1.72)	0.08	2.62	—	2.70	—	16.65	(10.52)	1.10	1.10	1.10	0.28	327,752	43
12-31-17	19.35	0.07•	2.85	2.92	0.10	1.10	—	1.20	—	21.07	15.56	1.10	1.10	1.10	0.37	385,636	36
12-31-16	17.48	0.10	3.46	3.56	0.09	1.60	—	1.69	—	19.35	21.59	1.10	1.10	1.10	0.52	436,518	40
Class S2
06-30-21+	18.27	(0.03)•	2.80	2.77	—	—	—	—	—	21.04	15.16	1.25	1.25	1.25	(0.29)	8,797	36
12-31-20	15.74	0.03	2.50	2.53	—	—	—	—	—	18.27	16.07	1.27	1.27	1.26	0.16	8,312	71
12-31-19	16.46	0.04•	4.09	4.13	0.07	4.55	0.23	4.85	—	15.74	26.20	1.25	1.25	1.24	0.22	9,014	50
12-31-18	20.85	0.03	(1.76)	(1.73)	0.04	2.62	—	2.66	—	16.46	(10.64)	1.25	1.25	1.25	0.13	27,453	43
12-31-17	19.15	0.04•	2.82	2.86	0.06	1.10	—	1.16	—	20.85	15.42	1.25	1.25	1.25	0.22	35,440	36
12-31-16	17.31	0.06•	3.44	3.50	0.06	1.60	—	1.66	—	19.15	21.39	1.28	1.25	1.25	0.37	39,721	40

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent

See Accompanying Notes to Financial Statements

Financial Highlights (continued)

the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

(a)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, total return for Voya Large Cap Value Portfolio would have been (8.34)%, (7.82)%, (7.75)%, (8.01)% and (8.13)% for Classes ADV, I, R6, S and S2, respectively.

(b)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, the net investment income ratios for Voya Large Cap Value Portfolio would have been 1.40%, 2.00%, 2.02%, 1.75% and 1.59% for Classes ADV, I, R6, S and S2, respectively.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-two active separate investment series. The eight series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya Balanced Income Portfolio (“Balanced Income”), Voya High Yield Portfolio (“High Yield”), Voya Large Cap Growth Portfolio (“Large Cap Growth”), Voya Large Cap Value Portfolio (“Large Cap Value”), Voya Limited Maturity Bond Portfolio (“Limited Maturity Bond”), Voya U.S. Stock Index Portfolio (“U.S. Stock Index”), VY® Clarion Real Estate Portfolio (“Clarion Real Estate”), and VY® JPMorgan Small Cap Core Equity Portfolio (“JPMorgan Small Cap Core Equity”), each a diversified series of the Trust. However, in seeking to track the performance of the index, U.S. Stock Index may become non-diversified as a result of a change in relative market capitalizations or index weightings of one or more components of the index. As a result, whether U.S. Stock Index will be considered diversified or non-diversified at any time will depend largely on the make-up of the index at the time. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”), Class P2, Class R6, Service (“Class S”) and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to Balanced Income, High Yield, Large Cap Growth, Large Cap Value, Limited Maturity Bond, and U.S. Stock Index. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method. Clarion Real Estate estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of cost of the related investments. If Clarion Real Estate no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly and net capital gains distributions, if any, are declared and paid annually by High Yield and Limited Maturity Bond. Dividends from net investment income, if any, are declared and paid semi-annually and net capital gains distributions, if any, are declared and paid annually by Large Cap Value and U.S. Stock Index. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of June 30, 2021, the maximum amount of loss that Balanced Income would incur if its counterparties failed to perform would be $1,676,581 which represents the gross payments to be received on open forward foreign currency contracts and OTC purchased options were they to be unwound as of June 30, 2021. At June 30, 2021, the Portfolio did not receive cash collateral for open OTC derivatives.
Certain Portfolios have entered into derivative contracts that contain credit related contingent features that if

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.
As of June 30, 2021, Balanced Income had a liability position of $1,963,298 on open forward foreign currency contracts and OTC written options. If a contingent feature would have been triggered as of June 30, 2021, the Portfolio could have been required to pay these amounts in cash to its counterparties. There was no collateral pledged by the Portfolio as of June 30, 2021.
H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.
During the period ended June 30, 2021, Balanced Income had average contract amounts on forward foreign currency contracts purchased and sold of $70,533,234 and $68,025,336, respectively. The Portfolio used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at June 30, 2021.
I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.
Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities.Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2021, U.S. Stock Index and JPMorgan Small Cap Core Equity have purchased futures contracts on various equity indexes to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. In addition, Balanced Income and Limited Maturity Bond had purchased and sold futures contracts on treasury futures to manage the duration and yield curve of the Portfolios. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against counterparty default.
During the period ended June 30, 2021, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables within each respective Portfolio of Investments for open futures contracts at June 30, 2021.
	Purchased	Sold
Balanced Income	$102,508,065	$23,647,167
Limited Maturity Bond	119,672,112	29,506,930
U.S. Stock Index	121,303,807	—
JPMorgan Small Cap Core Equity	4,426,068	—
J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.
Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. There were no open repurchase agreements for any Portfolio at June 30, 2021.
K. Securities Lending. Each Portfolio may loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks:
“investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
M. Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.
N. Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.
During the period ended June 30, 2021, Balanced Income had purchased and written foreign currency options with a notional value of $16,981,667 and $9,968,333, respectively, to gain exposure to foreign currencies and to generate income. Please refer to the tables within the Portfolio of Investments for open purchased and written foreign currency options at June 30, 2021.
During the period ended June 30, 2021, Balanced Income had purchased and written credit default swaptions with an average notional value of $4,112,500 and $7,265,000, respectively, to gain exposure to certain credit markets and to generate income. There were no open purchased or written credit default swaptions at June 30, 2021.
During the period ended June 30, 2021, Balanced Income had written interest rate swaptions to generate income. Balanced Income had an average notional value of $16,044,000. Please refer to the tables within the Portfolio of Investments for open written interest rate swaptions at June 30, 2021.
O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).
The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Summary Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of an OTC swap contract is recorded on each Portfolio’s Statements of Assets and Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received on OTC swaps by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk- related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.
For the period ended June 30, 2021, Balanced Income had bought credit protection on credit default swap indices (“CDX”) and single name issuers (corporate or sovereign). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Balanced Income used CDX swaps to gain additional exposure within various sectors and to hedge the credit risk associated with various sectors within the credit market. In addition, Balanced Income bought credit protection on single name issuers to reduce its risk exposure to defaults of corporate and/or sovereign issuers.
For the period ended June 30, 2021, Balanced Income had an average notional amount of $1,140,000 on credit default swaps to buy protection. Please refer to the tables within the Portfolio of Investments for open credit default swaps to buy protection at June 30, 2021.
At June 30, 2021, Balanced Income had pledged $350,000 in cash collateral for open centrally cleared credit default swaps.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.
For the period ended June 30, 2021, Balanced Income had entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on interest rate swaps was $1,775,975.
For the period ended June 30, 2021, Balanced Income had entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps was $2,001,700.
Balanced Income entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for open centrally cleared interest rate swaps at June 30, 2021.
P. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the six months ended June 30, 2021, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:
	Purchases	Sales
Balanced Income	$100,699,396	$122,905,991
High Yield	187,381,391	196,962,880
Large Cap Growth	2,194,639,079	3,389,727,508
Large Cap Value	505,781,392	551,077,831
Limited Maturity Bond	100,464,776	114,070,858
U.S. Stock Index	82,926,771	740,247,118
Clarion Real Estate	79,034,705	92,952,596
JPMorgan Small Cap Core Equity	251,660,172	229,506,000
U.S. government securities not included above were as follows:
	Purchases	Sales
Balanced Income	$66,636,061	$59,209,579
Limited Maturity Bond	415,314,516	416,513,170
NOTE 4 — INVESTMENT MANAGEMENT FEES
Balanced Income, Large Cap Growth, Large Cap Value and Clarion Real Estate have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Portfolio	Fee
Balanced Income Large Cap Growth	0.55% on all assets 0.65% on the first $5.5 billion; 0.62% on the next $1.5 billion; 0.60% on the next $3 billion; and 0.59% on the amount in excess of $10 billion
Large Cap Value(1)	0.75% on the first $500 million; 0.70% on the next $1.5 billion; and 0.65% on the amount in excess of $2 billion
Clarion Real Estate(1)	0.85% on the first $200 million; 0.80% on the next $550 million; and 0.75% on the amount in excess of $750 million

(1)
The Investment Adviser is contractually obligated to waive 0.010% and 0.067% of the management fee for Large Cap Value and Clarion Real Estate, respectively. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of these obligations requires approval by the Board.

With the exception of the Portfolios in the table above, the Investment Adviser provides the below Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreement, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to the Unified Agreement, the Investment Adviser also is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of a Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing, affiliated recordkeeping services and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of each Portfolio:
Portfolio	Fee
High Yield(2)	0.490% on the first $1 billion; 0.480% on the next $1 billion; 0.470% on the amount in excess of $2 billion
Limited Maturity Bond(3)	0.350% on the first $200 million; 0.300% on the next $300 million; 0.250% on the amount in excess of $500 million
U.S. Stock Index	0.260%
JPMorgan Small Cap Core Equity	0.900% on the first $200 million; 0.850% on the next $300 million; 0.800% on the next $250 million; 0.750% on the amount in excess of $750 million

(2)
The Investment Adviser is contractually obligated to waive 0.015% of the Unified Fee for High Yield. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(3)
The assets of Limited Maturity Bond are aggregated with those of Voya Government Liquid Assets Portfolio, which is not included in this report, to determine the Unified Fee applicable to the Portfolio.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each respective Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):
Portfolio	Sub-Adviser
Balanced Income High Yield	Voya Investment Management Co. LLC* Voya Investment Management Co. LLC*
Large Cap Growth	Voya Investment Management Co. LLC*
Large Cap Value	Voya Investment Management Co. LLC*
Limited Maturity Bond	Voya Investment Management Co. LLC*
U.S. Stock Index	Voya Investment Management Co. LLC*
Clarion Real Estate	CBRE Clarion Securities LLC
JPMorgan Small Cap Core Equity	J.P. Morgan Investment Management Inc.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
The Trust has entered into a shareholder service plan (the “Plan”) for each Portfolio that offers Class S and Class S2 shares. The Plan compensates the Distributor for the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2 shares, respectively. Each Portfolio that offers Class S2 shares has entered into a distribution plan (the “Class S2 Plan”) with the Distributor on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a distribution fee for distribution services including payments to the Distributor at an annual rate of 0.15% of the average daily net assets. The Distributor has contractually agreed to waive 0.01% of the shareholder service fee for Class S shares of U.S. Stock Index. Termination or modification of this obligation requires approval by the Board.
Class ADV shares of the Portfolios have a shareholder service and distribution plan. The respective Portfolios pay the Distributor a service fee of 0.25% and a distribution fee of 0.35% of each Portfolio’s average daily net assets attributable to Class ADV shares, except for U.S. Stock Index, which pays a distribution fee of 0.28%.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2021, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:
Subsidiary/Affiliated Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	JPMorgan Small Cap Core Equity	9.57%
Security Life of Denver Insurance Company	Limited Maturity Bond	7.56
	JPMorgan Small Cap Core Equity	6.34
Voya Index Solution 2025 Portfolio	U.S. Stock Index	5.37
Voya Index Solution 2035 Portfolio	U.S. Stock Index	6.82
Voya Index Solution 2045 Portfolio	U.S. Stock Index	6.31
Voya Institutional Trust Company	Balanced Income	19.78
	Large Cap Growth	13.74
	Large Cap Value	5.09
	Clarion Real Estate	23.38
	JPMorgan Small Cap Core Equity	33.47
Voya Retirement Growth Portfolio	U.S. Stock Index	16.73
Voya Retirement Insurance and Annuity Company	High Yield	32.88
Subsidiary/Affiliated Investment Company	Portfolio	Percentage
	Large Cap Growth	28.13%
	Large Cap Value	30.89
	U.S. Stock Index	8.15
	Clarion Real Estate	34.93
	JPMorgan Small Cap Core Equity	33.62
Voya Retirement Moderate Growth Portfolio	U.S. Stock Index	11.27
The Investment Adviser may direct the Portfolios’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2021, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:
Portfolio	Amount
Balanced Income	$42,093
High Yield	—
Large Cap Growth	1,321,630
Large Cap Value	327,475
Limited Maturity Bond	—
U.S. Stock Index	—
Clarion Real Estate	192,960
JPMorgan Small Cap Core Equity	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the following Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class P2	Class R6	Class S	Class S2
Balanced Income	1.20%	0.60%	N/A	N/A	0.85%	1.00%
Large Cap Growth(1)	1.27%	0.67%	N/A	0.67%	0.92%	1.07%
Large Cap Value(2)	1.29%	0.69%	N/A	0.69%	0.94%	1.09%
U.S. Stock Index	N/A	N/A	0.15%	N/A	N/A	N/A
Clarion Real Estate	1.35%	0.75%	N/A	N/A	1.00%	1.15%

(1)
Any fees waived pursuant to the Expense Limitation Agreement shall not be eligible for recoupment.

(2)
Pursuant to a side letter agreement, through May 1, 2022, the Investment Adviser has further lowered the expense limits for Large Cap Value to 1.25%, 0.65%, 0.65%, 0.90%, and 1.05% for Class ADV, Class I, Class R6, Class S, and Class S2, respectively. Termination or modification of this obligation requires approval by the Board. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2021, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:
	June 30,
	2022	2023	2024	Total
Balanced Income	$318,029	$27,621	$42,029	$387,679
U.S. Stock Index	1,884,759	2,616,153	3,121,225	7,622,137
Clarion Real Estate	403,777	543,905	720,323	1,668,005
The Expense Limitation Agreements are contractual through May 1, 2022 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective June 14, 2021, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 13, 2022. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 14, 2021, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 14, 2021.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The below Portfolios utilized the line of credit during the six months ended June 30, 2021 as follows:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Large Cap Growth	5	$7,092,200	1.28%
Large Cap Value	7	1,492,143	1.28
U.S. Stock Index	4	21,318,000	1.27

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced Income
Class ADV
6/30/2021	144,368	—	—	(511,223)	(366,855)	1,453,528	—	—	(5,125,173)	(3,671,645)
12/31/2020	288,153	—	800,701	(1,615,563)	(526,709)	2,865,188	—	7,134,246	(15,420,756)	(5,421,322)
Class I
6/30/2021	19,556	—	—	(48,479)	(28,923)	209,489	—	—	(512,085)	(302,596)
12/31/2020	41,869	—	86,279	(147,582)	(19,434)	431,117	—	809,293	(1,424,770)	(184,360)
Class S
6/30/2021	407,388	—	—	(1,922,485)	(1,515,097)	4,358,823	—	—	(20,255,134)	(15,896,311)
12/31/2020	1,349,030	—	2,946,637	(4,899,808)	(604,141)	14,123,514	—	27,521,585	(49,186,069)	(7,540,970)
Class S2
6/30/2021	31,912	—	—	(132,209)	(100,297)	327,657	—	—	(1,375,901)	(1,048,244)
12/31/2020	5,203	—	56,964	(65,736)	(3,569)	54,652	—	530,338	(681,578)	(96,588)
High Yield
Class ADV
6/30/2021	263,279	—	194,544	(570,691)	(112,868)	2,617,217	—	1,932,381	(5,663,651)	(1,114,053)
12/31/2020	771,091	—	412,648	(1,960,222)	(776,483)	7,269,990	—	3,908,133	(18,446,185)	(7,268,062)
Class I
6/30/2021	930,236	—	520,541	(1,912,124)	(461,347)	9,255,795	—	5,173,634	(18,999,484)	(4,570,055)
12/31/2020	2,919,331	—	1,066,867	(3,820,408)	165,790	27,954,639	—	10,118,901	(35,323,365)	2,750,175
Class S
6/30/2021	763,742	—	678,562	(2,586,830)	(1,144,526)	7,584,149	—	6,739,987	(25,696,957)	(11,372,821)
12/31/2020	1,738,229	—	1,497,311	(7,422,990)	(4,187,450)	16,647,706	—	14,181,404	(69,989,395)	(39,160,285)
Class S2
6/30/2021	32,153	—	8,186	(52,538)	(12,199)	319,303	—	81,426	(525,569)	(124,840)
12/31/2020	83,380	—	16,119	(89,468)	10,031	795,900	—	153,060	(862,560)	86,400
Large Cap Growth
Class ADV
6/30/2021	566,603	—	—	(8,846,773)	(8,280,170)	11,702,430	—	—	(185,117,525)	(173,415,095)
12/31/2020	1,207,604	—	13,785,663	(18,882,473)	(3,889,206)	21,673,309	—	235,045,550	(344,565,368)	(87,846,509)
Class I
6/30/2021	2,140,266	—	—	(32,996,294)	(30,856,028)	49,992,433	—	—	(773,505,353)	(723,512,920)
12/31/2020	11,468,183	—	12,982,807	(18,934,323)	5,516,667	217,805,648	—	247,062,817	(374,975,631)	89,892,834
Class R6
6/30/2021	151,791	—	—	(403,016)	(251,225)	3,609,688	—	—	(9,448,009)	(5,838,321)
12/31/2020	1,189,799	—	458,711	(816,503)	832,007	22,619,454	—	8,738,453	(16,352,499)	15,005,408
Class S
6/30/2021	447,646	—	—	(10,005,330)	(9,557,684)	10,067,497	—	—	(226,163,852)	(216,096,355)
12/31/2020	831,207	—	11,073,994	(23,181,554)	(11,276,353)	15,951,048	—	203,650,756	(440,742,715)	(221,140,911)
Class S2
6/30/2021	90,330	—	—	(428,791)	(338,461)	2,013,839	—	—	(9,798,783)	(7,784,944)
12/31/2020	219,527	—	397,320	(837,286)	(220,439)	4,123,608	—	7,235,193	(15,955,812)	(4,597,011)
Large Cap Value
Class ADV
6/30/2021	154,193	—	—	(372,862)	(218,669)	1,959,068	—	—	(4,604,475)	(2,645,407)
12/31/2020	238,237	—	535,379	(941,265)	(167,649)	2,353,718	—	4,976,325	(9,448,165)	(2,118,122)
Class I
6/30/2021	244,448	—	—	(1,318,705)	(1,074,257)	3,145,749	—	—	(16,514,126)	(13,368,377)
12/31/2020	637,912	—	3,681,759	(5,604,265)	(1,284,594)	6,560,375	—	35,461,124	(58,604,196)	(16,582,697)
Class R6
6/30/2021	622,957	—	—	(58,380)	564,577	8,314,094	—	—	(787,683)	7,526,411
12/31/2020	6,497	—	2,231	(13,681)	(4,953)	64,658	—	21,589	(157,306)	(71,059)
Class S
6/30/2021	427,150	—	—	(4,012,928)	(3,585,778)	5,451,476	—	—	(50,171,567)	(44,720,091)
12/31/2020	1,043,450	—	6,841,823	(8,807,365)	(922,092)	9,898,341	—	64,530,149	(90,774,725)	(16,346,235)
Class S2
6/30/2021	14	—	—	(70)	(56)	182	—	—	(927)	(745)
12/31/2020	108	—	1,595	(25)	1,678	1,032	—	15,065	(261)	15,836

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Limited Maturity Bond
Class ADV
6/30/2021	31,468	—	11,700	(115,726)	(72,558)	314,184	—	116,966	(1,157,150)	(726,000)
12/31/2020	150,033	—	24,334	(249,264)	(74,897)	1,497,488	—	242,778	(2,468,058)	(727,792)
Class I
6/30/2021	2,819,099	—	336,029	(5,061,921)	(1,906,793)	28,785,469	—	3,426,356	(51,740,667)	(19,528,842)
12/31/2020	21,616,820	—	612,954	(9,268,414)	12,961,360	220,273,815	—	6,243,058	(94,074,378)	132,442,495
Class S
6/30/2021	606,942	—	68,734	(510,900)	164,776	6,241,730	—	706,347	(5,256,751)	1,691,326
12/31/2020	1,021,891	—	143,024	(1,558,667)	(393,752)	10,497,857	—	1,467,187	(15,957,868)	(3,992,824)
U.S. Stock Index
Class ADV
6/30/2021	162,279	—	—	(780,695)	(618,416)	3,143,769	—	—	(15,109,421)	(11,965,652)
12/31/2020	677,999	—	321,105	(1,781,888)	(782,784)	10,678,167	—	5,102,873	(28,430,410)	(12,649,370)
Class I
6/30/2021	10,350,118	—	—	(33,298,839)	(22,948,721)	206,303,547	—	—	(681,800,189)	(475,496,642)
12/31/2020	58,658,629	—	14,180,842	(87,251,957)	(14,412,486)	955,381,741	—	236,749,487	(1,492,728,968)	(300,597,740)
Class P2
6/30/2021	10,779,521	—	—	(29,029,153)	(18,249,632)	218,953,897	—	—	(594,862,343)	(375,908,446)
12/31/2020	39,809,410	—	8,643,180	(36,093,364)	12,359,226	654,982,138	—	145,581,700	(600,509,325)	200,054,513
Class S
6/30/2021	234,041	—	—	(1,528,498)	(1,294,457)	4,805,033	—	—	(30,224,480)	(25,419,447)
12/31/2020	658,266	—	870,434	(3,429,671)	(1,900,971)	10,370,387	—	14,342,615	(55,575,289)	(30,862,287)
Class S2
6/30/2021	710,249	—	—	(819,242)	(108,993)	14,231,928	—	—	(16,294,462)	(2,062,534)
12/31/2020	968,231	—	466,994	(2,218,217)	(782,992)	15,436,289	—	7,572,526	(35,436,732)	(12,427,917)
Clarion Real Estate
Class ADV
6/30/2021	51,846	—	—	(184,045)	(132,199)	1,717,067	—	—	(6,002,001)	(4,284,934)
12/31/2020	134,170	—	264,628	(477,527)	(78,729)	3,900,258	—	6,700,379	(14,055,127)	(3,454,490)
Class I
6/30/2021	51,095	—	—	(78,406)	(27,311)	1,824,636	—	—	(2,557,950)	(733,314)
12/31/2020	251,739	—	75,075	(496,504)	(169,690)	7,964,181	—	2,012,016	(16,483,579)	(6,507,382)
Class S
6/30/2021	117,705	—	—	(545,353)	(427,648)	4,290,702	—	—	(18,726,755)	(14,436,053)
12/31/2020	185,770	—	867,525	(1,455,915)	(402,620)	5,686,150	—	23,267,019	(45,173,752)	(16,220,583)
Class S2
6/30/2021	6,443	—	—	(58,484)	(52,041)	228,266	—	—	(2,033,048)	(1,804,782)
12/31/2020	33,197	—	60,137	(125,023)	(31,689)	1,037,605	—	1,602,043	(3,808,977)	(1,169,329)
JPMorgan Small Cap Core Equity
Class ADV
6/30/2021	352,634	—	—	(449,123)	(96,489)	6,801,570	—	—	(8,652,475)	(1,850,905)
12/31/2020	560,706	—	—	(1,855,900)	(1,295,194)	6,891,934	—	—	(25,626,677)	(18,734,743)
Class I
6/30/2021	2,701,485	—	—	(979,307)	1,722,178	56,465,417	—	—	(20,751,740)	35,713,677
12/31/2020	3,469,734	—	—	(7,150,628)	(3,680,894)	51,001,521	—	—	(108,785,155)	(57,783,634)
Class R6
6/30/2021	2,099,838	—	—	(2,401,694)	(301,856)	43,729,135	—	—	(51,259,929)	(7,530,794)
12/31/2020	6,796,906	—	—	(2,882,333)	3,914,573	108,537,576	—	—	(50,615,963)	57,921,613
Class S
6/30/2021	328,902	—	—	(649,879)	(320,977)	6,789,848	—	—	(13,497,829)	(6,707,981)
12/31/2020	510,443	—	—	(2,035,474)	(1,525,031)	7,061,829	—	—	(29,738,877)	(22,677,048)
Class S2
6/30/2021	22,034	—	—	(58,941)	(36,907)	453,182	—	—	(1,232,594)	(779,412)
12/31/2020	58,798	—	—	(176,495)	(117,697)	805,880	—	—	(2,607,731)	(1,801,851)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.
The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2021:
Balanced Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$99,481	$(99,481)	$—
BMO Capital Markets Corp	60,692	(60,692)	—
BofA Securities Inc.	66,505	(66,505)	—
Citigroup Global Markets Limited	63,927	(63,927)	—
Cowen Execution Services LLC	64	(64)	—
Credit Suisse AG	70,309	(70,309)	—
Goldman, Sachs & Co. LLC	44,870	(44,870)	—
HSBC Bank PLC	105,351	(105,351)	—
Jefferies LLC	93,991	(93,991)	—
J.P. Morgan Securities LLC	78,252	(78,252)	—
JP Morgan Securities, Plc.	124,081	(124,081)	—
Merrill Lynch International	37,891	(37,891)	—
Morgan Stanley & Co. LLC	2,012	(2,012)	—
Raymond James & Associates, Inc.	23,828	(23,828)	—
RBC Capital Markets, LLC	35,357	(35,357)	—
State Street Bank and Trust Company	93,941	(93,941)	—
UBS AG	319,275	(319,275)	—
UBS Securities LLC.	17,415	(17,415)	—
Total	$1,337,242	$(1,337,242)	$—

(1)
Cash collateral with a fair value of $1,407,734 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

High Yield
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$1,061,409	$(1,061,409)	$—
Barclays Capital Inc.	154,088	(154,088)	—
BNP Paribas	2,088,840	(2,088,840)	—
Citadel Clearing LLC	493,492	(493,492)	—
Cowen Execution Services LLC	460,059	(460,059)	—
Credit Suisse Securities (USA) LLC	127,808	(127,808)	—
Goldman, Sachs & Co. LLC	2,186,462	(2,186,462)	—
J.P. Morgan Securities LLC	4,836,905	(4,836,905)	—
MUFG Securities Americas Inc.	586,139	(586,139)	—
Morgan Stanley & Co. LLC	2,513,089	(2,513,089)	—
Nomura Securities International, Inc.	116,025	(116,025)	—
RBC Dominion Securities Inc	820,719	(820,719)	—
Scotia Capital (USA) Inc.	214,898	(214,898)	—
UBS AG	4,449,368	(4,449,368)	—
UBS Securities LLC.	1,144,672	(1,144,672)	—
Wells Fargo Bank NA	1,862,484	(1,862,484)	—
Total	$23,116,457	$(23,116,457)	$—

(1)
Cash collateral with a fair value of $23,707,317 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

Large Cap Growth
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$602	$(602)	$—
BNP Paribas Prime Brokerage Int’l Ltd.	4,786,777	(4,786,777)	—
Citadel Clearing LLC	2,797,211	(2,797,211)	—
Citigroup Global Markets Inc.	2,371,092	(2,371,092)	—
Goldman, Sachs & Co. LLC	8,241,170	(8,241,170)	—
J.P. Morgan Securities LLC	11,486,076	(11,486,076)	—
SG Americas Securities, LLC	938,808	(938,808)	—
UBS AG	1,486,446	(1,486,446)	—
UBS Securities LLC.	2,431,994	(2,431,994)	—
Wells Fargo Securities LLC	145,214	(145,214)	—
Total	$34,685,390	$(34,685,390)	$—

(1)
Cash collateral with a fair value of $35,425,482 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Large Cap Value
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Natixis Securities America LLC	$590,645	$(590,645)	$—
State Street Bank and Trust Company	12,282,350	(12,282,350)	—
Total	$12,872,995	$(12,872,995)	$—

(1)
Cash collateral with a fair value of $13,149,909 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Limited Maturity Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citadel Clearing LLC	$54,785	$(54,785)	$—
Jefferies LLC	353,478	(353,478)	—
Morgan Stanley & Co. LLC	601,402	(601,402)	—
National Bank Financial Inc.	200,094	(200,094)	—
Total	$1,209,759	$(1,209,759)	$—

(1)
Cash collateral with a fair value of $1,236,268 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

U.S. Stock Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$1,446	$(1,446)	$—
J.P. Morgan Securities LLC	520,843	(520,843)	—
Morgan Stanley & Co. LLC	1,012,506	(1,012,506)	—
Scotia Capital (USA) Inc.	624,485	(624,485)	—
State Street Bank and Trust Company	3,211,271	(3,211,271)	—
Wells Fargo Securities LLC	1,147,611	(1,147,611)	—
Total	$6,518,162	$(6,518,162)	$—

(1)
Cash collateral with a fair value of $6,661,896 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Clarion Real Estate
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Securities Corp.	$2,032,590	$(2,032,590)	$—
Total	$2,032,590	$(2,032,590)	$—

(1)
Cash collateral with a fair value of $2,075,588 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

JPMorgan Small Cap Core Equity
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$171,584	$(171,584)	$—
BMO Capital Markets Corp	983,133	(983,133)	—
BNP Paribas Securities Corp.	959,559	(959,559)
BNP Paribas Prime Brokerage Int’l Ltd.	790,021	(790,021)
BofA Securities Inc.	3,370,829	(3,370,829)	—
Citigroup Global Markets Inc.	166,650	(166,650)	—
Cowen Execution Services LLC	726,342	(726,342)	—
Credit Suisse Securities (USA) LLC	53,018	(53,018)	—
Deutsche Bank Securities Inc.	243,760	(243,760)	—
Goldman, Sachs & Co. LLC	3,679,521	(3,679,521)	—
HSBC Bank PLC	493,142	(493,142)	—
Janney Montgomery Scott LLC	94,589	(94,589)	—
Jefferies LLC	159,300	(159,300)	—
Morgan Stanley & Co. LLC	1,402,712	(1,402,712)	—
National Bank of Canada Financial INC	366,830	(366,830)	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
National Financial Services LLC	$125,449	$(125,449)	$—
Natixis Securities America LLC	1,239,191	(1,239,191)	—
Nomura Securities International, Inc.	900,677	(900,677)	—
Raymond James & Associates, Inc.	1,456,298	(1,456,298)	—
SG Americas Securities, LLC	248,195	(248,195)	—
State Street Bank and Trust Company	1,319,030	(1,319,030)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
TD Prime Services LLC	$1,173,728	$(1,173,728)	$—
UBS AG	2,018,041	(2,018,041)	—
UBS Securities LLC.	103,561	(103,561)	—
Wells Fargo Securities LLC	107,424	(107,424)	—
Total	$22,181,000	$(22,181,000)	$—

(1)
Cash collateral with a fair value of $22,870,042 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, capital loss carryforwards, paydowns, straddle loss deferrals and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended December 31, 2020			Year Ended December 31, 2019
	Ordinary Income	Long-term Capital Gains	Return of Capital	Ordinary Income	Long-term Capital Gains	Return of Capital
Balanced Income	$21,828,359	$14,167,103	$—	$17,507,119	$22,330,665	$—
High Yield	28,067,198	—	294,300	27,626,712	—	—
Large Cap Growth	31,912,449	669,820,320	—	92,570,069	861,560,330	—
Large Cap Value	19,583,697	85,420,555	—	20,135,479	75,474,848	—
Limited Maturity Bond	7,979,614	—	—	4,822,692	—	—
U.S. Stock Index	137,870,577	271,478,624	—	102,304,549	350,050,354	—
Clarion Real Estate	14,713,230	18,868,227	—	6,789,635	1,619,442	—
JPMorgan Small Cap Core Equity	—	—	—	17,498,317	175,897,372	9,547,328
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2020 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
Balanced Income	$7,904,895	$—	$29,800,383	$(7,029,923)	Short-term	None
				(5,799,991)	Long-term	None
				$(12,829,914)
High Yield	—	—	34,591,166	(6,970,054)	Short-term	None
				(51,171,152)	Long-term	None
				$(58,141,206)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
Large Cap Growth	$245,070,058	$908,603,578	$1,618,910,762	$—	—	—
Large Cap Value	1,180,544	12,721,120	130,064,846	—	—	—
Limited Maturity Bond	1,636,649	—	3,858,212	(216,505)	Long-term	None
U.S. Stock Index	8,702,208	724,836,786	3,041,124,837	—	—	—
Clarion Real Estate	4,737,632	—	14,966,211	(13,570,778)	Short-term	None
JPMorgan Small Cap Core Equity	9,561,293	25,500,746	130,663,024	—	—	—
The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.
As of June 30, 2021, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the
U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.
NOTE 13 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2020 through December 31, 2020, the Program supported the Portfolios’ ability to honor redemption

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 13 — LIQUIDITY (continued)

requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.
NOTE 14 — MARKET DISRUPTION
A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.
NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 16 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2021, the following Portfolios declared dividends and distributions of:
	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Balanced Income
Class ADV	$0.2188	$—	$—	July 14, 2021	July 12, 2021
Class I	$0.2817	$—	$—	July 14, 2021	July 12, 2021
Class S	$0.2542	$—	$—	July 14, 2021	July 12, 2021
Class S2	$0.2310	$—	$—	July 14, 2021	July 12, 2021
High Yield
Class ADV	$0.0419	$—	$—	August 2, 2021	Daily
Class I	$0.0471	$—	$—	August 2, 2021	Daily
Class S	$0.0449	$—	$—	August 2, 2021	Daily
Class S2	$0.0436	$—	$—	August 2, 2021	Daily
Large Cap Growth
Class ADV	$—	$0.9851	$3.6522	July 14, 2021	July 12, 2021
Class I	$—	$0.9851	$3.6522	July 14, 2021	July 12, 2021
Class R6	$—	$0.9851	$3.6522	July 14, 2021	July 12, 2021
Class S	$—	$0.9851	$3.6522	July 14, 2021	July 12, 2021
Class S2	$—	$0.9851	$3.6522	July 14, 2021	July 12, 2021
Large Cap Value
Class ADV	$0.0143	$—	$0.1539	July 14, 2021	July 12, 2021
Class I	$0.0143	$—	$0.1539	July 14, 2021	July 12, 2021
Class R6	$0.0143	$—	$0.1539	July 14, 2021	July 12, 2021
Class S	$0.0143	$—	$0.1539	July 14, 2021	July 12, 2021
Class S2	$0.0143	$—	$0.1539	July 14, 2021	July 12, 2021
Limited Maturity Bond
Class ADV	$0.0042	$—	$—	August 2, 2021	Daily
Class I	$0.0095	$—	$—	August 2, 2021	Daily
Class S	$0.0074	$—	$—	August 2, 2021	Daily
U.S. Stock Index
Class ADV	$—	$0.0239	$1.9994	July 14, 2021	July 12, 2021
Class I	$—	$0.0239	$1.9994	July 14, 2021	July 12, 2021
Class P2	$—	$0.0239	$1.9994	July 14, 2021	July 12, 2021
Class S	$—	$0.0239	$1.9994	July 14, 2021	July 12, 2021
Class S2	$—	$0.0239	$1.9994	July 14, 2021	July 12, 2021
Clarion Real Estate
Class ADV	$0.5667	$—	$—	July 14, 2021	July 12, 2021
Class I	$0.7178	$—	$—	July 14, 2021	July 12, 2021
Class S	$0.6738	$—	$—	July 14, 2021	July 12, 2021
Class S2	$0.6016	$—	$—	July 14, 2021	July 12, 2021
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 44.5%
	Communication Services: 2.3%
9,896	Activision Blizzard, Inc.	$944,474	0.3
49,631	AT&T, Inc.	1,428,380	0.4
2,800	Capcom Co., Ltd.	81,840	0.0
28,883	Comcast Corp. - Class A	1,646,909	0.5
8,710	Deutsche Telekom AG	184,216	0.1
6,127	Electronic Arts, Inc.	881,246	0.3
1,707	Elisa OYJ	101,866	0.0
35,000	HKT Trust & HKT Ltd. - Stapled Security	47,673	0.0
243 (1)	Iliad SA	35,604	0.0
500	KDDI Corp.	15,578	0.0
400	Konami Holdings Corp.	23,956	0.0
8,765	Koninklijke KPN NV	27,414	0.0
100	Nintendo Co., Ltd.	57,867	0.0
6,000	Nippon Telegraph & Telephone Corp.	156,871	0.1
9,815	Orange SA	112,016	0.0
24,000	Singapore Telecommunications Ltd.	40,947	0.0
12,800	SoftBank Corp.	167,360	0.1
14,632	Spark New Zealand Ltd.	49,115	0.0
2,876 (1)	Tele2 AB	39,211	0.0
14,461	Telefonica Deutschland Holding AG	38,173	0.0
3,850	Telia Co. AB	17,100	0.0
6,171	Telstra Corp., Ltd.	17,405	0.0
26,556	Verizon Communications, Inc.	1,487,933	0.4
1,343 (1)	Vivendi SE	45,123	0.0
78,642	Vodafone Group PLC	131,806	0.1
		7,780,083	2.3

	Consumer Discretionary: 2.6%
1,292	Bayerische Motoren Werke AG	136,972	0.1
777	Cie Generale des Etablissements Michelin SCA	124,005	0.1
1,457	Daimler AG	130,195	0.1
4,224	Dollar General Corp.	914,031	0.3
15,706	eBay, Inc.	1,102,718	0.3
4,485	Garmin Ltd.	648,711	0.2
19,703	Gentex Corp.	651,972	0.2
5,993	H&R Block, Inc.	140,716	0.0
2,515	Home Depot, Inc.	802,008	0.2
2,200	Honda Motor Co., Ltd.	70,759	0.0
5,622	McDonald’s Corp.	1,298,626	0.4
500	Nitori Co., Ltd.	88,299	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
2,801	Persimmon PLC	$114,739	0.0
318	SEB SA	57,527	0.0
5,100	Sekisui House Ltd.	104,727	0.0
13,719	Service Corp. International	735,201	0.2
4,200	Sumitomo Electric Industries Ltd.	62,034	0.0
5,369	Target Corp.	1,297,902	0.4
500	Toyota Industries Corp.	43,238	0.0
2,180	Wesfarmers Ltd.	96,646	0.0
3,900	Yamada Holdings Co. Ltd.	18,034	0.0
2,662	Yum! Brands, Inc.	306,210	0.1
		8,945,270	2.6

	Consumer Staples: 3.4%
5,000	Ajinomoto Co., Inc.	129,898	0.1
20,946	Altria Group, Inc.	998,705	0.3
3,780	British American Tobacco PLC	146,761	0.1
11,381	Colgate-Palmolive Co.	925,844	0.3
21,970	Flowers Foods, Inc.	531,674	0.2
13,622	General Mills, Inc.	829,988	0.2
5,592	Hershey Co.	974,015	0.3
6,345	Imperial Brands PLC	136,815	0.1
26,115	J Sainsbury Plc	98,293	0.0
6,600 (1)	Japan Tobacco, Inc.	124,729	0.0
4,570	Kimberly-Clark Corp.	611,375	0.2
2,998	Koninklijke Ahold Delhaize NV	89,279	0.0
1,000	Lawson, Inc.	46,317	0.0
16,783	Mondelez International, Inc.	1,047,930	0.3
735	Nestle SA	91,616	0.0
5,556	Orkla ASA	56,622	0.0
7,927	PepsiCo, Inc.	1,174,544	0.3
12,978	Philip Morris International, Inc.	1,286,250	0.4
13,905	Procter & Gamble Co.	1,876,202	0.5
1,502	Reckitt Benckiser Group PLC	132,702	0.1
5,783	Swedish Match AB	49,318	0.0
800	Toyo Suisan Kaisha Ltd.	30,834	0.0
800	Tsuruha Holdings, Inc.	93,108	0.0
1,539	Unilever PLC	90,084	0.0
2,200	Welcia Holdings Co. Ltd.	71,937	0.0
		11,644,840	3.4

	Energy: 0.8%
40,048	BP PLC	175,626	0.1
6,937	ConocoPhillips	422,463	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
28,400	ENEOS Holdings, Inc.	$119,019	0.0
12,483	ENI S.p.A.	152,187	0.1
50,822	Equitrans Midstream Corp.	432,495	0.2
2,401	Galp Energia SGPS SA	26,105	0.0
4,300	Idemitsu Kosan Co., Ltd.	103,891	0.0
933	Koninklijke Vopak NV	42,412	0.0
2,690 (1)	Lundin Energy AB	95,367	0.0
1,084	OMV AG	61,861	0.0
3,499 (1)	Repsol SA	43,957	0.0
69 (2)	Thungela Resources Ltd.	190	0.0
38,227	Williams Cos., Inc.	1,014,927	0.3
		2,690,500	0.8

	Financials: 5.0%
5,785	3i Group PLC	93,884	0.0
1,850	Admiral Group Plc	80,497	0.0
7,222	Allstate Corp.	942,038	0.3
1,818	Ameriprise Financial, Inc.	452,464	0.1
6,797	Assicurazioni Generali S.p.A.	136,461	0.1
1,737	ASX Ltd.	101,260	0.0
9,894	Australia & New Zealand Banking Group Ltd.	208,842	0.1
26,329	Aviva PLC	147,810	0.1
12,351 (2)	Bank Hapoalim BM	99,162	0.0
13,560 (2)	Bank Leumi Le-Israel BM	103,039	0.0
38,441	Barclays PLC	91,223	0.0
1,393	Blackrock, Inc.	1,218,833	0.4
1,787	BNP Paribas	112,151	0.1
33,000	BOC Hong Kong Holdings Ltd.	111,847	0.0
3,009	Citigroup, Inc.	212,887	0.1
5,230	Danske Bank A/S	92,105	0.0
566	Deutsche Boerse AG	98,793	0.0
19,388	Direct Line Insurance Group PLC	76,470	0.0
5,507 (2)	FinecoBank Banca Fineco SpA	96,104	0.0
6,262	First American Financial Corp.	390,436	0.1
918	Gjensidige Forsikring ASA	20,241	0.0
177	Groupe Bruxelles Lambert S.A.	19,819	0.0
644	Hannover Rueck SE	107,811	0.0
1,235	Hanover Insurance Group, Inc.	167,515	0.1
752	Hargreaves Lansdown PLC	16,547	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
1,400	Hong Kong Exchanges and Clearing Ltd.	$83,342	0.0
8,892	Intercontinental Exchange, Inc.	1,055,480	0.3
63,504	Intesa Sanpaolo SpA	175,673	0.1
8,168 (2)	Israel Discount Bank Ltd.	38,911	0.0
8,600	Japan Post Bank Co. Ltd.	72,329	0.0
11,475	JPMorgan Chase & Co.	1,784,821	0.5
706	London Stock Exchange Group PLC	78,020	0.0
25,118	M&G PLC	79,571	0.0
27,105	Medibank Pvt Ltd.	64,261	0.0
9,363	Metlife, Inc.	560,376	0.2
41,400	Mitsubishi UFJ Financial Group, Inc.	222,991	0.1
7,900	Mizuho Financial Group, Inc.	113,227	0.1
2,100	MS&AD Insurance Group Holdings, Inc.	60,716	0.0
1,956	MSCI, Inc. - Class A	1,042,704	0.3
265	Muenchener Rueckversicherungs-Gesellschaft AG	72,626	0.0
5,509	Nasdaq, Inc.	968,482	0.3
12,911	Natwest Group PLC	36,335	0.0
14,995	Nordea Bank Abp	166,983	0.1
5,300	Oversea-Chinese Banking Corp., Ltd.	47,232	0.0
5,850	Phoenix Group Holdings PLC	54,762	0.0
7,567 (1)(3)	Poste Italiane SpA	100,153	0.0
9,689	Progressive Corp.	951,557	0.3
2,838	S&P Global, Inc.	1,164,857	0.3
2,035 (1)(2)	SCOR SE	64,784	0.0
11,100	Singapore Exchange Ltd.	92,451	0.0
18,316	Standard Chartered PLC	116,889	0.1
5,100	Sumitomo Mitsui Financial Group, Inc.	175,807	0.1
3,400	Sumitomo Mitsui Trust Holdings, Inc.	108,461	0.0
3,900	T&D Holdings, Inc.	50,610	0.0
5,009	T. Rowe Price Group, Inc.	991,632	0.3
2,300	Tokio Marine Holdings, Inc.	105,939	0.0
1,641	Tradeweb Markets, Inc.	138,763	0.0
1,048	Travelers Cos, Inc.	156,896	0.0
4,633	Tryg A/S	113,799	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
900	United Overseas Bank Ltd.	$17,332	0.0
7,844	US Bancorp	446,873	0.1
5,983	Wells Fargo & Co.	270,970	0.1
514	Zurich Insurance Group AG	206,456	0.1
		17,251,310	5.0

	Health Care: 6.5%
7,330	Abbott Laboratories	849,767	0.3
12,498	AbbVie, Inc.	1,407,775	0.4
3,097	Agilent Technologies, Inc.	457,768	0.1
5,078	Amgen, Inc.	1,237,762	0.4
886	Anthem, Inc.	338,275	0.1
10,899	Baxter International, Inc.	877,370	0.3
3,476	Becton Dickinson & Co.	845,328	0.2
19,854	Bristol-Myers Squibb Co.	1,326,644	0.4
9,314	Cerner Corp.	727,982	0.2
321	CSL Ltd.	68,652	0.0
6,071	Eli Lilly & Co.	1,393,416	0.4
749	Fisher & Paykel Healthcare Corp. Ltd.	16,294	0.0
15,806	Gilead Sciences, Inc.	1,088,401	0.3
14,730	GlaxoSmithKline PLC	289,578	0.1
1,824	Hikma Pharmaceuticals PLC	61,728	0.0
700	Hoya Corp.	92,589	0.0
620	Humana, Inc.	274,486	0.1
13,090	Johnson & Johnson	2,156,447	0.6
1,643	Koninklijke Philips NV	81,549	0.0
3,692	McKesson Corp.	706,058	0.2
9,539	Medtronic PLC	1,184,076	0.3
17,669	Merck & Co., Inc.	1,374,118	0.4
228	Merck KGaA	43,748	0.0
300	Nippon Shinyaku Co., Ltd.	23,867	0.0
1,753	Novartis AG	159,920	0.1
1,546	Orion Oyj	66,469	0.0
1,700 (1)	Otsuka Holdings Co. Ltd.	70,587	0.0
39,662	Pfizer, Inc.	1,553,164	0.5
1,121 (1)	Recordati Industria Chimica e Farmaceutica SpA	64,124	0.0
266	Roche Holding AG	100,239	0.1
2,070	Sanofi	217,479	0.1
1,500	Santen Pharmaceutical Co., Ltd.	20,702	0.0
1,190	Thermo Fisher Scientific, Inc.	600,319	0.2
694	UCB S.A.	72,684	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
3,173	UnitedHealth Group, Inc.	$1,270,596	0.4
5,696	Zoetis, Inc.	1,061,507	0.3
		22,181,468	6.5

	Industrials: 4.5%
5,697	3M Co.	1,131,595	0.3
22	AP Moller - Maersk A/S - Class B	63,336	0.0
30,247	Aurizon Holdings Ltd.	84,249	0.0
9,238	BAE Systems PLC	66,754	0.0
8,697	Booz Allen Hamilton Holding Corp.	740,811	0.2
1,442	Bouygues SA	53,411	0.0
11,089	Brambles Ltd.	95,165	0.0
1,083 (2)	Bureau Veritas SA	34,292	0.0
907	Cie de Saint-Gobain	59,858	0.0
2,200	Dai Nippon Printing Co., Ltd.	46,555	0.0
1,474	Deere & Co.	519,895	0.2
3,304	Deutsche Post AG	225,018	0.1
382	DSV PANALPINA A/S	89,173	0.0
743	Epiroc AB	16,930	0.0
3,643	FedEx Corp.	1,086,816	0.3
303	Ferguson PLC	42,156	0.0
24	Ferrovial SA - FERE	705	0.0
2,623	Fortive Corp.	182,928	0.1
702	GEA Group AG	28,445	0.0
74	Geberit AG - Reg	55,587	0.0
2,153	Illinois Tool Works, Inc.	481,325	0.1
4,100	Itochu Corp.	118,304	0.1
9,272	Johnson Controls International plc	636,337	0.2
10,746	Knight-Swift Transportation Holdings, Inc.	488,513	0.2
1,438	Kone Oyj	117,361	0.1
801	Legrand S.A.	84,892	0.0
6,529	Leidos Holdings, Inc.	660,082	0.2
2,300	Lixil Corp.	59,518	0.0
2,219	Masco Corp.	130,721	0.0
4,400	Mitsubishi Corp.	120,192	0.1
1,084	Old Dominion Freight Line	275,119	0.1
1,569	Randstad NV	120,280	0.1
8,298	Republic Services, Inc.	912,863	0.3
505	Rockwell Automation, Inc.	144,440	0.0
2,199	Roper Technologies, Inc.	1,033,970	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
499	Schneider Electric SE	$78,664	0.0
1,300	Secom Co., Ltd.	99,087	0.1
543	Siemens AG	86,217	0.0
100	SMC Corp.	59,159	0.0
1,100	Sohgo Security Services Co., Ltd.	50,117	0.0
7,200	Sumitomo Corp.	96,541	0.0
5,567	Union Pacific Corp.	1,224,350	0.4
4,416	Verisk Analytics, Inc.	771,564	0.2
6,823	Waste Connections, Inc.	814,871	0.2
7,667	Waste Management, Inc.	1,074,223	0.3
15,770	Werner Enterprises, Inc.	702,080	0.2
1,093	Wolters Kluwer NV	109,861	0.1
2,600	Yamato Holdings Co., Ltd.	73,876	0.0
		15,248,206	4.5

	Information Technology: 13.3%
4,683	Accenture PLC	1,380,502	0.4
9,833	Amdocs Ltd.	760,681	0.2
7,027	Applied Materials, Inc.	1,000,645	0.3
96	ASM International NV	31,663	0.0
5,485	Automatic Data Processing, Inc.	1,089,431	0.3
17,036	Avnet, Inc.	682,803	0.2
1,608	Broadcom, Inc.	766,759	0.2
1,754	Broadridge Financial Solutions, Inc. ADR	283,324	0.1
4,593	CDW Corp.	802,167	0.2
29,404	Cisco Systems, Inc.	1,558,412	0.5
6,340	Citrix Systems, Inc.	743,492	0.2
8,642	Cognex Corp.	726,360	0.2
10,331	Cognizant Technology Solutions Corp.	715,525	0.2
412	Dassault Systemes SE	99,991	0.0
7,744	Dolby Laboratories, Inc.	761,158	0.2
6,884	Fidelity National Information Services, Inc.	975,256	0.3
17,938	Genpact Ltd.	814,923	0.2
3,312	Global Payments, Inc.	621,132	0.2
25,864	HP, Inc.	780,834	0.2
25,985	Intel Corp.	1,458,798	0.4
7,932	International Business Machines Corp.	1,162,752	0.3
2,697	Intuit, Inc.	1,321,989	0.4
4,763	Jack Henry & Associates, Inc.	778,798	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
31,585	Juniper Networks, Inc.	$863,850	0.3
2,101	KLA Corp.	681,165	0.2
652	Lam Research Corp.	424,256	0.1
1,772	Mastercard, Inc. - Class A	646,939	0.2
8,006	MAXIMUS, Inc.	704,288	0.2
20,009	McAfee Corp.	560,652	0.2
28,493	Microsoft Corp.	7,718,754	2.3
5,171	Motorola Solutions, Inc.	1,121,331	0.3
12,266	National Instruments Corp.	518,606	0.2
900	NEC Corp.	46,309	0.0
10,732	NetApp, Inc.	878,092	0.3
35,953	NortonLifeLock, Inc.	978,641	0.3
15,904	Oracle Corp.	1,237,967	0.4
8,687	Paychex, Inc.	932,115	0.3
1,080	Pegasystems, Inc.	150,325	0.1
8,094	Qualcomm, Inc.	1,156,875	0.3
200	Rohm Co., Ltd.	18,405	0.0
11,563	Sage Group PLC/The	109,527	0.1
4,906	Seagate Technology Holdings PLC	431,385	0.1
10,643	SS&C Technologies Holdings, Inc.	766,935	0.2
38,834	Switch, Inc.	819,786	0.2
6,194	SYNNEX Corp.	754,181	0.2
5,456	TE Connectivity Ltd.	737,706	0.2
7,143	Texas Instruments, Inc.	1,373,599	0.4
1,900	Trend Micro, Inc.	99,491	0.0
1,529 (1)	Ubiquiti, Inc.	477,339	0.2
1,200	Venture Corp. Ltd.	17,167	0.0
8,844	Visa, Inc. - Class A	2,067,904	0.6
		45,610,985	13.3

	Materials: 2.1%
1,009	Air Liquide SA	176,928	0.1
691	Anglo American PLC	27,498	0.0
4,939	Aptargroup, Inc.	695,609	0.2
3,126	BHP Group Ltd.	113,725	0.0
1,365	CRH PLC	69,030	0.0
278	Croda International PLC	28,354	0.0
87(2)	EMS-Chemie Holding AG	85,513	0.0
2,408	Evraz PLC	19,756	0.0
7,894	Fortescue Metals Group Ltd.	137,900	0.1
2,202	Holcim Ltd.	132,358	0.1
3,813	International Paper Co.	233,775	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
498	Koninklijke DSM NV	$93,092	0.0
1,067	NewMarket Corp.	343,553	0.1
14,466	Newmont Corp.	916,855	0.3
700	Nitto Denko Corp.	52,129	0.0
1,414	Novozymes A/S	106,686	0.0
5,249	Packaging Corp. of America	710,820	0.2
2,671	Rio Tinto Ltd.	253,226	0.1
6,425	Royal Gold, Inc.	733,092	0.2
8,474	RPM International, Inc.	751,474	0.2
3,720	Sherwin-Williams Co.	1,013,514	0.3
11,526	Silgan Holdings, Inc.	478,329	0.1
661	Smurfit Kappa PLC	35,947	0.0
733	Symrise AG	102,148	0.0
780	Yara International ASA	41,102	0.0
		7,352,413	2.1

	Real Estate: 2.0%
4,509	Alexandria Real Estate Equities, Inc.	820,367	0.2
4,425	American Tower Corp.	1,195,369	0.4
13,234	Corporate Office Properties Trust SBI MD	370,420	0.1
3,587	Crown Castle International Corp.	699,824	0.2
200	Daito Trust Construction Co., Ltd.	21,821	0.0
2,200	Daiwa House Industry Co., Ltd.	66,151	0.0
4,564	Duke Realty Corp.	216,105	0.1
1,272	Equinix, Inc.	1,020,907	0.3
16,514	Gaming and Leisure Properties, Inc.	765,094	0.2
6,435	Goodman Group	101,838	0.1
10,000	Hongkong Land Holdings Ltd. - HKHGF	47,624	0.0
11,140	Invitation Homes, Inc.	415,411	0.1
574	LEG Immobilien SE	82,631	0.0
2,030	Life Storage, Inc.	217,921	0.1
13,500	Mapletree Logistics Trust	20,638	0.0
2,300	Nomura Real Estate Holdings, Inc.	58,256	0.0
3,656	ProLogis, Inc.	437,002	0.1
9,026	Segro PLC	136,638	0.1
3,000	Sun Hung Kai Properties Ltd.	44,586	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
1,558	Vonovia SE	$100,686	0.0
3,441	Weyerhaeuser Co.	118,439	0.0
		6,957,728	2.0

	Utilities: 2.0%
2,994	American Water Works Co., Inc.	461,465	0.1
22,948 (1)	AusNet Services Ltd.	30,077	0.0
1,400	Chubu Electric Power Co., Inc.	17,129	0.0
8,500	CK Infrastructure Holdings Ltd.	50,634	0.0
12,000	CLP Holdings Ltd.	118,594	0.1
11,935	Dominion Energy, Inc.	878,058	0.3
9,565	Duke Energy Corp.	944,257	0.3
1,391	E.ON AG	16,094	0.0
2,772 (1)	Enagas	64,069	0.0
4,090 (1)	Endesa S.A.	99,288	0.0
4,088	Enel S.p.A.	37,989	0.0
6,364	Engie SA	87,267	0.0
5,018	Entergy Corp.	500,294	0.2
11,553	Evergy, Inc.	698,148	0.2
17,500	HK Electric Investments & HK Electric Investments Ltd. - Stapled Security	17,733	0.0
8,672	National Fuel Gas Co.	453,112	0.1
10,970	NextEra Energy, Inc.	803,882	0.2
5,300	Osaka Gas Co., Ltd.	98,892	0.0
18,000	Power Assets Holdings Ltd.	110,449	0.1
12,601	Public Service Enterprise Group, Inc.	752,784	0.2
3,810 (1)	Red Electrica Corp. SA	70,737	0.0
1,602	RWE AG	58,084	0.0
16,678 (1)	Snam SpA	96,478	0.0
3,858	Spire, Inc.	278,818	0.1
14,900	Terna SPA	111,119	0.1
5,200	Tohoku Electric Power Co., Inc.	40,770	0.0
3,200	Tokyo Gas Co., Ltd.	60,357	0.0
2,008	United Utilities Group PLC	27,102	0.0
		6,983,680	2.0
	Total Common Stock (Cost $117,708,084)	152,646,483	44.5

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.8%
2,378	iShares MSCI EAFE ETF	$187,577	0.1
10,164	iShares Russell 1000 ETF	2,460,501	0.7
	Total Exchange - Traded Funds (Cost $2,500,954)	2,648,078	0.8
MUTUAL FUNDS: 8.0%
	Affiliated Investment Companies: 8.0%
2,766,625	Voya Floating Rate Fund - Class P	25,093,289	7.3
289,456	Voya High Yield Bond Fund - Class P	2,347,489	0.7
	Total Mutual Funds (Cost $28,415,449)	27,440,778	8.0
PREFERRED STOCK: 0.1%
	Consumer Staples: 0.0%
414	Henkel AG & Co. KGaA	43,724	0.0

	Financials: 0.1%
50 (2)(4)	Fannie Mae	306,250	0.1

	Materials: 0.0%
453	Fuchs Petrolub AG	22,045	0.0
	Total Preferred Stock (Cost $4,162,602)	372,019	0.1
OTHER (5): — %
	Consumer Discretionary: — %
120,000 (6)(7)	General Motors Co. Escrow	—	—
	Total Other (Cost $— )	—	—

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 7.6%
	Basic Materials: 0.7%
200,000 (3)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	218,291	0.1
70,000 (3)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	73,590	0.0
125,000 (3)	Coeur Mining, Inc., 5.125%, 02/15/2029	124,166	0.1
70,000 (3)	Compass Minerals International, Inc., 6.750%, 12/01/2027	75,338	0.0
70,000 (3)	Element Solutions, Inc., 3.875%, 09/01/2028	71,524	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials (continued)
250,000 (3)	Evraz PLC, 5.250%, 04/02/2024	$269,914	0.1
50,000 (3)	FMG Resources August 2006 Pty Ltd., 4.375%, 04/01/2031	53,558	0.0
70,000	Freeport-McMoRan, Inc., 4.125%, 03/01/2028	73,150	0.0
200,000 (3)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	218,359	0.1
70,000 (3)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	70,350	0.0
70,000 (3)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	78,191	0.0
70,000 (3)(8)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750)%, 02/15/2026	71,523	0.0
18,000 (3)	Joseph T Ryerson & Son, Inc., 8.500%, 08/01/2028	20,044	0.0
70,000 (3)	Kraton Polymers LLC / Kraton Polymers Capital Corp., 4.250%, 12/15/2025	71,614	0.0
225,000 (3)	MMK International Capital DAC, 4.375%, 06/13/2024	241,703	0.1
70,000 (3)	Novelis Corp., 5.875%, 09/30/2026	72,905	0.0
70,000	Olin Corp., 5.125%, 09/15/2027	72,940	0.0
70,000 (3)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	74,353	0.0
200,000	Suzano Austria GmbH, 5.000%, 01/15/2030	226,850	0.1
70,000 (3)	Taseko Mines Ltd., 7.000%, 02/15/2026	73,063	0.0
45,000 (3)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 09/01/2025	46,207	0.0
55,000 (3)	Tronox, Inc., 4.625%, 03/15/2029	55,618	0.0
115,000 (3)	Venator Finance Sarl / Venator Materials LLC, 5.750%, 07/15/2025	113,411	0.1
		2,466,662	0.7
	Communications: 0.7%
200,000	Alibaba Group Holding Ltd., 2.125%, 02/09/2031	196,802	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
70,000 (3)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	$70,875	0.0
70,000 (3)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	73,510	0.0
70,000 (3)	Clear Channel Outdoor Holdings, Inc., 7.500%, 06/01/2029	72,561	0.0
70,000 (3)	CommScope Technologies LLC, 5.000%, 03/15/2027	71,750	0.0
70,000	CSC Holdings LLC, 5.250%, 06/01/2024	75,947	0.0
35,000 (3)	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 08/15/2026	22,708	0.0
35,000 (1)(3)	Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 08/15/2027	17,237	0.0
70,000 (3)	DISH DBS Corp., 5.125%, 06/01/2029	69,208	0.0
70,000	Embarq Corp., 7.995%, 06/01/2036	79,443	0.1
70,000 (3)	Frontier Communications Holdings LLC, 5.000%, 05/01/2028	72,456	0.0
70,000 (3)	GCI LLC, 4.750%, 10/15/2028	71,785	0.0
70,000	Hughes Satellite Systems Corp., 6.625%, 08/01/2026	78,713	0.1
70,000	iHeartCommunications, Inc., 8.375%, 05/01/2027	75,076	0.0
60,000 (3)	LogMeIn, Inc., 5.500%, 09/01/2027	62,223	0.0
70,000 (3)	Match Group Holdings II LLC, 4.125%, 08/01/2030	71,365	0.0
70,000 (3)	MDC Partners, Inc., 7.500%, 05/01/2024	70,962	0.0
58,000	Meredith Corp., 6.875%, 02/01/2026	60,396	0.0
70,000 (3)	Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 08/15/2027	73,743	0.0
70,000 (3)	National CineMedia LLC, 5.875%, 04/15/2028	68,877	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
70,000	Netflix, Inc., 5.875%, 11/15/2028	$86,010	0.1
70,000 (3)	Radiate Holdco LLC / Radiate Finance, Inc., 4.500%, 09/15/2026	72,630	0.0
70,000 (3)	Scripps Escrow II, Inc., 3.875%, 01/15/2029	69,546	0.0
70,000 (3)	Sinclair Television Group, Inc., 4.125%, 12/01/2030	68,863	0.0
70,000 (3)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	73,509	0.0
70,000 (3)	Spanish Broadcasting System, Inc., 9.750%, 03/01/2026	70,928	0.0
70,000	Sprint Corp., 7.625%, 03/01/2026	85,584	0.1
25,000 (3)	Summer BC Bidco B LLC, 5.500%, 10/31/2026	25,449	0.0
70,000	TEGNA, Inc., 5.000%, 09/15/2029	73,443	0.0
70,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	83,736	0.1
70,000 (3)	Univision Communications, Inc., 6.625%, 06/01/2027	75,936	0.0
70,000 (3)	Urban One, Inc., 7.375%, 02/01/2028	75,689	0.0
70,000 (9)	ViacomCBS, Inc., 6.250%, 02/28/2057	80,250	0.1
70,000 (3)	ViaSat, Inc., 5.625%, 09/15/2025	71,559	0.0
		2,468,769	0.7
	Consumer, Cyclical: 1.5%
70,000 (3)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	67,813	0.0
70,000 (3)	Academy Ltd., 6.000%, 11/15/2027	75,063	0.1
70,000 (3)	Adams Homes, Inc., 7.500%, 02/15/2025	73,369	0.0
70,000 (3)	Affinity Gaming, 6.875%, 12/15/2027	74,539	0.0
70,000 (3)	Allison Transmission, Inc., 5.875%, 06/01/2029	76,790	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
70,000 (3)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	$74,200	0.0
70,000 (1)	American Axle & Manufacturing, Inc., 6.875%, 07/01/2028	76,551	0.1
70,000	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	73,272	0.0
70,000 (3)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	72,793	0.0
70,000 (3)	Boyd Gaming Corp., 4.750%, 06/15/2031	72,712	0.0
70,000 (3)	Boyd Gaming Corp., 8.625%, 06/01/2025	77,253	0.1
45,000 (3)	Boyne USA, Inc., 4.750%, 05/15/2029	46,558	0.0
70,000 (3)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	74,287	0.0
70,000 (3)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	70,962	0.0
70,000 (3)	Carnival Corp., 5.750%, 03/01/2027	73,412	0.0
70,000 (3)	CCM Merger, Inc., 6.375%, 05/01/2026	73,781	0.0
70,000	Century Communities, Inc., 5.875%, 07/15/2025	72,486	0.0
60,000 (3)	Cinemark USA, Inc., 5.875%, 03/15/2026	62,977	0.0
200,000 (3)	CK Hutchison International 21 Ltd., 2.500%, 04/15/2031	204,280	0.1
70,000 (3)	Core & Main L.P., 6.125%, 08/15/2025	71,647	0.0
165,000 (3)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	183,573	0.1
15,000	Everi Holdings, Inc., 5.000%, 07/15/2029	15,000	0.0
70,000 (3)	Golden Entertainment, Inc., 7.625%, 04/15/2026	74,639	0.1
70,000 (3)	IAA, Inc., 5.500%, 06/15/2027	73,620	0.0
200,000 (3)	InRetail Consumer, 3.250%, 03/22/2028	198,083	0.1
70,000 (3)	Installed Building Products, Inc., 5.750%, 02/01/2028	73,942	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
70,000 (3)	Interface, Inc., 5.500%, 12/01/2028	$73,360	0.0
70,000 (3)	IRB Holding Corp., 7.000%, 06/15/2025	75,741	0.1
70,000	L Brands, Inc., 6.750%, 07/01/2036	87,815	0.1
70,000 (3)	LBM Acquisition LLC, 6.250%, 01/15/2029	70,626	0.0
70,000 (3)	LCM Investments Holdings II LLC, 4.875%, 05/01/2029	71,838	0.0
30,000 (3)	Lions Gate Capital Holdings LLC, 5.500%, 04/15/2029	31,576	0.0
70,000	M/I Homes, Inc., 4.950%, 02/01/2028	73,194	0.0
70,000	Meritage Homes Corp., 5.125%, 06/06/2027	78,449	0.1
70,000 (3)	Meritor, Inc., 4.500%, 12/15/2028	71,103	0.0
70,000	MGM Resorts International, 5.500%, 04/15/2027	77,032	0.1
70,000 (3)	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 05/01/2029	70,175	0.0
70,000	Murphy Oil USA, Inc., 5.625%, 05/01/2027	74,085	0.0
70,000 (3)	Penn National Gaming, Inc., 4.125%, 07/01/2029	70,088	0.0
70,000 (3)	Real Hero Merger Sub 2, Inc., 6.250%, 02/01/2029	72,702	0.0
45,000 (3)	Royal Caribbean Cruises Ltd., 5.500%, 04/01/2028	47,185	0.0
70,000 (3)	Royal Caribbean Cruises Ltd., 9.125%, 06/15/2023	76,914	0.1
70,000 (3)	Scientific Games International, Inc., 5.000%, 10/15/2025	72,461	0.0
35,000 (3)	Scientific Games International, Inc., 8.250%, 03/15/2026	37,581	0.0
70,000 (3)	SeaWorld Parks & Entertainment, Inc., 9.500%, 08/01/2025	75,164	0.1
70,000 (3)	Shea Homes L.P. / Shea Homes Funding Corp., 4.750%, 04/01/2029	72,153	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
70,000 (3)	Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.500%, 11/28/2025	$72,515	0.0
70,000	Sonic Automotive, Inc., 6.125%, 03/15/2027	73,343	0.0
70,000 (3)	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 09/30/2026	73,500	0.0
70,000 (3)	Speedway Motorsports LLC / Speedway Funding II, Inc., 4.875%, 11/01/2027	70,883	0.0
70,000 (3)	SRS Distribution, Inc., 6.125%, 07/01/2029	72,200	0.0
70,000 (3)	Staples, Inc., 10.750%, 04/15/2027	71,370	0.0
70,000 (3)	Station Casinos LLC, 4.500%, 02/15/2028	71,333	0.0
70,000 (3)	STL Holding Co. LLC, 7.500%, 02/15/2026	73,500	0.0
35,000 (1)	Tenneco, Inc., 5.000%, 07/15/2026	34,858	0.0
35,000 (3)	Tenneco, Inc., 7.875%, 01/15/2029	39,626	0.0
70,000	Tri Pointe Homes, Inc., 5.700%, 06/15/2028	77,274	0.1
70,000 (1)	United Airlines Holdings, Inc., 4.875%, 01/15/2025	72,722	0.0
70,000 (3)	Univar Solutions USA, Inc./Washington, 5.125%, 12/01/2027	73,816	0.0
80,000	Victoria’s Secret & Co., 4.625%, 07/15/2029	80,000	0.0
35,000 (3)	Viking Cruises Ltd., 5.875%, 09/15/2027	34,631	0.0
35,000 (3)	Viking Cruises Ltd., 13.000%, 05/15/2025	41,245	0.0
70,000 (3)	Wheel Pros, Inc., 6.500%, 05/15/2029	70,929	0.0
70,000 (3)	William Carter Co/The, 5.625%, 03/15/2027	73,853	0.0
70,000 (3)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	72,429	0.0
70,000 (3)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	72,032	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
35,000 (3)	Wyndham Hotels & Resorts, Inc., 4.375%, 08/15/2028	$36,444	0.0
		4,921,347	1.5
	Consumer, Non-cyclical: 1.0%
70,000 (3)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	74,868	0.1
15,000 (3)	ACCO Brands Corp., 4.250%, 03/15/2029	14,871	0.0
200,000 (3)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	209,807	0.1
70,000 (3)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	69,300	0.0
25,000 (3)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	26,537	0.0
50,000 (3)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	55,125	0.0
70,000 (3)	Alta Equipment Group, Inc., 5.625%, 04/15/2026	71,973	0.0
70,000 (3)	AMN Healthcare, Inc., 4.625%, 10/01/2027	72,884	0.0
70,000 (3)	Avantor Funding, Inc., 4.625%, 07/15/2028	73,991	0.0
70,000 (3)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	65,187	0.0
70,000 (3)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	73,253	0.0
70,000	Centene Corp., 4.625%, 12/15/2029	77,071	0.1
25,000 (3)	Chobani LLC / Chobani Finance Corp., Inc., 4.625%, 11/15/2028	25,956	0.0
90,000 (3)	CoreLogic, Inc., 4.500%, 05/01/2028	89,325	0.1
40,000 (3)	CPI CG, Inc., 8.625%, 03/15/2026	42,611	0.0
70,000 (3)	DaVita, Inc., 4.625%, 06/01/2030	72,063	0.0
225,000 (3)	DP World Crescent Ltd., 3.750%, 01/30/2030	242,737	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
45,000	Encompass Health Corp., 4.625%, 04/01/2031	$48,271	0.0
70,000 (3)	Graham Holdings Co., 5.750%, 06/01/2026	73,014	0.0
70,000	HCA, Inc., 3.500%, 09/01/2030	74,620	0.0
70,000 (3)	Hill-Rom Holdings, Inc., 4.375%, 09/15/2027	72,689	0.0
200,000 (3)	Hutama Karya Persero PT, 3.750%, 05/11/2030	215,061	0.1
70,000 (3)	Jaguar Holding Co. II / PPD Development L.P., 5.000%, 06/15/2028	76,014	0.1
70,000 (3)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	77,000	0.1
64,000 (3)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	70,090	0.0
70,000	Kraft Heinz Foods Co., 5.000%, 07/15/2035	86,078	0.1
70,000 (3)	Legacy LifePoint Health LLC, 4.375%, 02/15/2027	70,945	0.0
70,000 (3)	Molina Healthcare, Inc., 3.875%, 11/15/2030	72,983	0.0
70,000 (3)	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028	70,436	0.0
40,000 (3)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	41,800	0.0
70,000 (3)	Nielsen Finance LLC / Nielsen Finance Co., 4.750%, 07/15/2031	70,263	0.0
70,000 (3)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	71,657	0.0
70,000 (3)	Pilgrim’s Pride Corp., 5.875%, 09/30/2027	74,641	0.0
70,000 (3)	Post Holdings, Inc., 4.625%, 04/15/2030	71,266	0.0
70,000 (3)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	70,088	0.0
70,000 (3)	Select Medical Corp., 6.250%, 08/15/2026	74,712	0.0
70,000 (3)	Simmons Foods, Inc./ Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	70,698	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
70,000	Spectrum Brands, Inc., 5.750%, 07/15/2025	$71,820	0.0
55,000 (3)	Square, Inc., 3.500%, 06/01/2031	55,550	0.0
70,000 (3)	Tenet Healthcare Corp., 6.125%, 10/01/2028	74,794	0.0
80,000 (3)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	80,309	0.1
45,000 (3)	United Natural Foods, Inc., 6.750%, 10/15/2028	48,519	0.0
70,000	United Rentals North America, Inc., 4.875%, 01/15/2028	74,323	0.0
70,000 (3)	Vizient, Inc., 6.250%, 05/15/2027	74,274	0.0
		3,389,474	1.0
	Energy: 1.4%
70,000 (3)	Aethon United BR L.P. / Aethon United Finance Corp., 8.250%, 02/15/2026	75,878	0.1
70,000 (3)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	73,013	0.0
70,000 (1)	Apache Corp., 4.375%, 10/15/2028	74,612	0.0
70,000 (3)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	73,214	0.0
35,000 (3)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 07/15/2026	36,705	0.0
35,000 (3)	Cheniere Energy Partners L.P., 4.000%, 03/01/2031	36,619	0.0
70,000 (3)	CNX Resources Corp., 7.250%, 03/14/2027	75,108	0.0
70,000	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	72,114	0.0
70,000	DCP Midstream Operating L.P., 5.625%, 07/15/2027	79,822	0.1
46,000 (3)	Devon Energy Corp., 5.250%, 10/15/2027	49,598	0.0
70,000 (3)	DT Midstream, Inc., 4.125%, 06/15/2029	71,161	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
350,000	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	$366,846	0.1
70,000 (3)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	71,487	0.0
450,000 (9)	Energy Transfer L.P., 7.125%, 12/31/2199	465,750	0.2
70,000	EnLink Midstream LLC, 5.375%, 06/01/2029	73,145	0.0
70,000 (3)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	73,290	0.0
35,000 (3)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	38,144	0.0
300,000	Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	335,789	0.1
70,000 (3)	Hess Midstream Operations L.P., 5.625%, 02/15/2026	73,097	0.0
70,000 (3)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	73,073	0.0
70,000 (3)	Independence Energy Finance LLC, 7.250%, 05/01/2026	73,724	0.0
70,000 (3)	Indigo Natural Resources LLC, 5.375%, 02/01/2029	73,240	0.0
350,000	KazMunayGas National Co. JSC, 5.375%, 04/24/2030	419,195	0.2
70,000 (1)	Laredo Petroleum, Inc., 10.125%, 01/15/2028	77,070	0.1
70,000	Murphy Oil Corp., 6.375%, 07/15/2028	73,899	0.0
70,000 (3)	Oasis Petroleum, Inc., 6.375%, 06/01/2026	73,079	0.0
70,000	Occidental Petroleum Corp., 6.625%, 09/01/2030	84,087	0.1
225,000	Petroleos del Peru SA, 4.750%, 06/19/2032	236,531	0.1
425,000	Petroleos Mexicanos, 5.950%, 01/28/2031	413,419	0.1
200,000	Petroleos Mexicanos, 6.500%, 03/13/2027	211,350	0.1
70,000 (3)	Precision Drilling Corp., 6.875%, 01/15/2029	72,188	0.0
200,000	Qatar Petroleum, 3.125%, 07/12/2041	199,262	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
70,000 (3)	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.500%, 06/15/2025	$72,734	0.0
70,000 (3)	SunCoke Energy, Inc., 4.875%, 06/30/2029	70,000	0.0
70,000 (3)	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	71,436	0.0
70,000 (3)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	71,320	0.0
70,000 (3)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	75,871	0.0
70,000 (3)	Vine Energy Holdings LLC, 6.750%, 04/15/2029	73,763	0.0
70,000 (3)	Viper Energy Partners L.P., 5.375%, 11/01/2027	73,122	0.0
70,000	Western Midstream Operating L.P., 5.450%, 04/01/2044	75,763	0.0
		4,879,518	1.4
	Financial: 0.5%
70,000	Ally Financial, Inc., 5.750%, 11/20/2025	80,444	0.1
70,000 (3)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	72,199	0.0
200,000	Bancolombia SA, 3.000%, 01/29/2025	205,650	0.1
70,000 (3)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	71,625	0.0
70,000 (3)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	75,677	0.1
70,000 (3)	ESH Hospitality, Inc., 5.250%, 05/01/2025	71,389	0.0
30,000 (3)	Freedom Mortgage Corp., 6.625%, 01/15/2027	30,251	0.0
70,000 (3)	Freedom Mortgage Corp., 8.250%, 04/15/2025	73,295	0.0
70,000 (3)	Iron Mountain, Inc., 5.250%, 07/15/2030	74,194	0.0
200,000 (3)(9)	Kookmin Bank, 4.350%, 12/31/2199	211,373	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
30,000 (3)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	$30,038	0.0
70,000 (3)	LPL Holdings, Inc., 4.625%, 11/15/2027	72,744	0.0
70,000 (3)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 3.875%, 02/15/2029	71,273	0.0
35,000 (3)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	36,673	0.0
70,000	MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	70,787	0.0
35,000	Navient Corp., 5.000%, 03/15/2027	36,286	0.0
70,000	OneMain Finance Corp., 6.625%, 01/15/2028	80,488	0.1
70,000 (3)	Quicken Loans LLC, 5.250%, 01/15/2028	73,588	0.0
70,000 (3)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/2029	73,275	0.0
70,000	SBA Communications Corp., 3.875%, 02/15/2027	72,056	0.0
70,000	Service Properties Trust, 4.375%, 02/15/2030	66,776	0.0
70,000 (3)	Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/2024	72,450	0.0
35,000 (3)	XHR L.P., 4.875%, 06/01/2029	36,181	0.0
		1,758,712	0.5
	Industrial: 0.6%
70,000 (3)	Builders FirstSource, Inc., 5.000%, 03/01/2030	73,700	0.0
70,000 (3)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	71,613	0.0
70,000 (3)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	73,675	0.0
70,000 (3)	Clark Equipment Co., 5.875%, 06/01/2025	74,112	0.0
70,000 (3)	Clean Harbors, Inc., 5.125%, 07/15/2029	76,373	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
70,000 (3)	CP Atlas Buyer, Inc., 7.000%, 12/01/2028	$72,737	0.0
70,000 (3)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	72,975	0.0
70,000 (3)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	72,733	0.0
70,000 (3)	GrafTech Finance, Inc., 4.625%, 12/15/2028	72,079	0.0
70,000 (3)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	75,622	0.1
70,000 (3)	Granite US Holdings Corp., 11.000%, 10/01/2027	78,321	0.1
70,000 (3)	Imola Merger Corp., 4.750%, 05/15/2029	72,100	0.0
70,000 (3)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	72,986	0.0
200,000 (3)	Klabin Austria GmbH, 5.750%, 04/03/2029	228,861	0.1
70,000 (3)	Koppers, Inc., 6.000%, 02/15/2025	72,486	0.0
45,000 (3)	Madison IAQ LLC, 5.875%, 06/30/2029	45,844	0.0
70,000 (3)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	78,697	0.1
70,000	Park-Ohio Industries, Inc., 6.625%, 04/15/2027	71,474	0.0
70,000 (3)	PGT Innovations, Inc., 6.750%, 08/01/2026	74,085	0.0
70,000 (3)	Plastipak Holdings, Inc., 6.250%, 10/15/2025	71,815	0.0
70,000	Silgan Holdings, Inc., 4.125%, 02/01/2028	72,736	0.0
42,000 (3)	SSL Robotics LLC, 9.750%, 12/31/2023	46,402	0.0
70,000 (3)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	75,317	0.1
70,000 (3)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	70,732	0.0
70,000	TransDigm, Inc., 5.500%, 11/15/2027	73,063	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
15,000 (3)	Vertical Holdco GmbH, 7.625%, 07/15/2028	$16,308	0.0
70,000 (3)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	72,692	0.0
		2,029,538	0.6
	Technology: 0.3%
70,000 (3)	Ascend Learning LLC, 6.875%, 08/01/2025	71,248	0.0
70,000 (3)	Austin BidCo, Inc., 7.125%, 12/15/2028	71,870	0.0
70,000 (3)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	71,577	0.0
70,000 (3)	BY Crown Parent LLC / BY Bond Finance, Inc., 4.250%, 01/31/2026	73,465	0.0
100,000 (3)	Castle US Holding Corp., 9.500%, 02/15/2028	104,695	0.1
70,000	CDW LLC / CDW Finance Corp., 3.250%, 02/15/2029	71,011	0.0
70,000	Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	72,730	0.0
70,000	Microchip Technology, Inc., 4.250%, 09/01/2025	73,512	0.0
55,000 (3)	NCR Corp., 5.125%, 04/15/2029	56,788	0.0
70,000 (3)	Open Text Corp., 3.875%, 02/15/2028	71,106	0.0
15,000 (1)(3)	Rackspace Technology Global, Inc., 5.375%, 12/01/2028	15,394	0.0
70,000 (3)	Rocket Software, Inc., 6.500%, 02/15/2029	69,556	0.0
70,000 (3)	Science Applications International Corp., 4.875%, 04/01/2028	73,663	0.1
40,000 (3)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	40,675	0.0
75,000 (3)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 09/01/2025	78,302	0.1
		1,015,592	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: 0.9%
70,000 (3)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	$73,515	0.0
200,000 (3)	Colbun SA, 3.150%, 03/06/2030	204,397	0.1
475,000 (9)	Dominion Energy, Inc., 4.650%, 12/31/2199	505,875	0.1
380,000 (9)	Duke Energy Corp., 4.875%, 12/31/2199	404,700	0.1
200,000	Inkia Energy Ltd., 5.875%, 11/09/2027	206,936	0.1
250,000	Kallpa Generacion SA, 4.125%, 08/16/2027	257,245	0.1
275,000 (9)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	320,245	0.1
400,000	Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	467,250	0.1
269,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	285,166	0.1
275,000 (9)	Southern Co/The, 4.000%, 01/15/2051	291,500	0.1
70,000 (3)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	72,712	0.0
		3,089,541	0.9
	Total Corporate Bonds/Notes (Cost $24,839,919)	26,019,153	7.6
COLLATERALIZED MORTGAGE OBLIGATIONS: 12.3%
780,872 (3)(9)	Agate Bay Mortgage Trust 2015-1 B4, 3.754%, 01/25/2045	786,327	0.2
357,011 (3)(9)	Chase Mortgage Finance Corp. 2016-SH1 M2, 3.750%, 04/25/2045	364,455	0.1
473,933 (3)(9)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	481,849	0.1
469,885 (3)(9)	CIM Trust 2019-J1 B2, 4.005%, 08/25/2049	490,081	0.1
243,648 (3)(9)	CIM Trust 2019-J2 A13, 3.500%, 10/25/2049	246,243	0.1
996,387 (3)(9)	Citigroup Mortgage Loan Trust 2021-J1 A4A, 2.500%, 04/25/2051	1,002,638	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,221,659 (3)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.092%, (US0001M + 2.000)%, 01/25/2040	$1,228,299	0.4
515,794	Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.742%, (US0001M + 3.650)%, 09/25/2029	534,959	0.2
292,203	Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 2.742%, (US0001M + 2.650)%, 02/25/2030	297,173	0.1
327,131	Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.892%, (US0001M + 2.800)%, 02/25/2030	334,834	0.1
775,089	Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 2.442%, (US0001M + 2.350)%, 01/25/2031	785,242	0.2
665,734	Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.092%, (US0001M + 2.000)%, 03/25/2031	671,501	0.2
214,908	Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 2.342%, (US0001M + 2.250)%, 07/25/2030	218,110	0.1
376,228 (3)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.392%, (US0001M + 2.300)%, 08/25/2031	379,094	0.1
303,512 (3)	Fannie Mae Connecticut Avenue Securities 2019-R04 2M2, 2.192%, (US0001M + 2.100)%, 06/25/2039	304,912	0.1
328,848 (3)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 2.492%, (US0001M + 2.400)%, 04/25/2031	330,908	0.1
4,657,637 (10)	Fannie Mae Interest Strip Series 367 2, 5.500%, 01/25/2036	966,557	0.3
1,079,976 (10)	Fannie Mae REMICS 2005-66 LS, 6.539%, (-1.000*US0001M + 6.630)%, 07/25/2035	210,842	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,806,035 (10)	Fannie Mae REMICS 2008-36 YI, 7.109%, (-1.000*US0001M + 7.200)%, 07/25/2036	$280,217	0.1
855,237 (10)	Fannie Mae REMICS 2010-59 NS, 5.679%, (-1.000*US0001M + 5.770)%, 06/25/2040	145,241	0.0
3,784,323 (10)	Fannie Mae REMICS 2012-121 ID, 3.000%, 11/25/2027	232,124	0.1
3,935,640 (10)	Fannie Mae REMICS 2012-144 SC, 6.009%, (-1.000*US0001M + 6.100)%, 01/25/2043	903,975	0.3
1,919,383 (10)	Fannie Mae REMICS 2012-151 WS, 6.109%, (-1.000*US0001M + 6.200)%, 03/25/2042	287,520	0.1
4,491,836 (10)	Fannie Mae REMICS 2012-35 LS, 6.509%, (-1.000*US0001M + 6.600)%, 04/25/2041	607,855	0.2
3,275,276 (10)	Fannie Mae REMICS 2013-20 SK, 6.109%, (-1.000*US0001M + 6.200)%, 05/25/2041	363,586	0.1
4,455,104 (10)	Fannie Mae REMICS 2013-71 AI, 3.000%, 07/25/2028	287,489	0.1
1,202,946 (10)	Fannie Mae REMICS 2015-65 KI, 6.909%, (-1.000*US0001M + 7.000)%, 08/25/2035	239,304	0.1
624,697 (10)	Fannie Mae REMICS 2018-86 DS, 6.009%, (-1.000*US0001M + 6.100)%, 12/25/2048	94,874	0.0
412,170 (3)(9)	Flagstar Mortgage Trust 2017-1 1A7, 3.500%, 03/25/2047	418,573	0.1
883,256 (3)(9)	Flagstar Mortgage Trust 2017-1 B3, 3.678%, 03/25/2047	906,357	0.3
749,629 (3)(9)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	764,618	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
982,748 (3)(9)	Flagstar Mortgage Trust 2021-2 A4, 2.500%, 04/25/2051	$989,797	0.3
597,371 (3)(9)	Flagstar Mortgage Trust 2021-2 B3, 2.815%, 04/25/2051	589,243	0.2
832,890 (3)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 1.992%, (US0001M + 1.900)%, 01/25/2050	835,953	0.2
389,603	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 3.992%, (US0001M + 3.900)%, 12/25/2027	396,342	0.1
1,152,702 (3)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA1 M2, 2.742%, (US0001M + 2.650)%, 01/25/2049	1,170,701	0.3
837,933 (3)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 2.142%, (US0001M + 2.050)%, 04/25/2049	845,342	0.2
555,583 (10)	Freddie Mac REMICS 3318 KS, 6.337%, (-1.000*US0001M + 6.410)%, 05/15/2037	78,339	0.0
959,050 (10)	Freddie Mac REMICS 3879 SL, 6.527%, (-1.000*US0001M + 6.600)%, 01/15/2041	136,511	0.0
3,680,555 (10)	Freddie Mac REMICS 4120 JS, 6.127%, (-1.000*US0001M + 6.200)%, 10/15/2032	645,013	0.2
2,493,332 (10)	Freddie Mac REMICS 4141 EI, 3.000%, 09/15/2027	112,624	0.0
3,133,817 (10)	Freddie Mac REMICS 4153 IB, 2.500%, 01/15/2028	156,415	0.0
3,501,927 (10)	Freddie Mac REMICS 4517 KI, 1.045%, (-0.357*US0001M + 1.071)%, 04/15/2043	125,512	0.0
4,049,483 (10)	Freddie Mac REMICS 4596 DI, 3.500%, 06/15/2046	507,692	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,216,575 (10)	Freddie Mac REMICS 4619 KS, 4.158%, (-1.000*US0001M + 4.250)%, 06/15/2039	$339,065	0.1
1,130,182 (10)	Ginnie Mae Series 2013-148 DS, 5.605%, (-1.000*US0001M + 5.680)%, 10/16/2043	220,684	0.1
7,851,079 (10)	Ginnie Mae Series 2015-20 CI, 3.500%, 02/20/2030	729,429	0.2
696,551 (10)	Ginnie Mae Series 2015-42 IY, 5.500%, 08/20/2039	65,837	0.0
7,005,433 (10)	Ginnie Mae Series 2019-23 MT, 0.600%, (-1.000*US0001M + 6.700)%, 03/20/2042	128,157	0.0
140,110 (3)(9)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	140,929	0.0
558,834 (3)(9)	GS Mortgage-Backed Securities Trust 2020-NQM1 A2, 1.791%, 09/27/2060	562,411	0.2
500,000 (3)	Home RE 2019-1 M2 Ltd., 3.342%, (US0001M + 3.250)%, 05/25/2029	506,857	0.2
1,000,000 (3)(9)	Hundred Acre Wood Trust 2021-INV1 A27, 2.500%, 07/25/2051	1,011,917	0.3
818,594 (3)(9)	JP Morgan Mortgage Trust 2016-4 A13, 3.500%, 10/25/2046	836,058	0.2
861,485 (3)(9)	JP Morgan Mortgage Trust 2017-5 B2, 3.091%, 10/26/2048	885,353	0.3
1,115,461 (3)(9)	JP Morgan Mortgage Trust 2018-3 B2, 3.761%, 09/25/2048	1,153,665	0.3
724,099 (3)(9)	JP Morgan Mortgage Trust 2018-4 B2, 3.755%, 10/25/2048	746,394	0.2
941,352 (3)(9)	JP Morgan Mortgage Trust 2018-5 A13, 3.500%, 10/25/2048	970,379	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
405,268 (3)(9)	JP Morgan Mortgage Trust 2018-8 A13, 4.000%, 01/25/2049	$410,118	0.1
168,981 (3)(9)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	171,799	0.1
130,315 (3)(9)	JP Morgan Mortgage Trust 2019-2 A15, 4.000%, 08/25/2049	131,502	0.0
186,974 (3)(9)	JP Morgan Mortgage Trust 2019-5 A3, 4.000%, 11/25/2049	190,773	0.1
50,971 (3)(9)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	52,136	0.0
964,215 (3)(9)	JP Morgan Mortgage Trust 2019-INV1 B2, 5.027%, 10/25/2049	1,033,088	0.3
250,224 (3)(9)	JP Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	251,847	0.1
255,868 (3)(9)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	258,355	0.1
579,389 (3)(9)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.802%, 12/25/2049	603,523	0.2
392,524 (3)(9)	JP Morgan Mortgage Trust 2020-3 A15, 3.500%, 08/25/2050	400,414	0.1
1,000,000 (3)(9)	JP Morgan Mortgage Trust 2021-3 A5, 2.500%, 07/01/2051	1,021,125	0.3
96,570 (3)(9)	Mello Mortgage Capital Acceptance 2018-MTG2 A2, 4.000%, 10/25/2048	96,734	0.0
470,098 (3)(9)	Mello Mortgage Capital Acceptance 2018-MTG2 B1, 4.446%, 10/25/2048	503,057	0.1
291,714 (3)(9)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	295,250	0.1
496,736 (3)(9)	RCKT Mortgage Trust 2021-1 B3, 2.728%, 03/25/2051	489,137	0.1
1,139,045 (3)(9)	Sequoia Mortgage Trust 2019-2 B2, 4.259%, 06/25/2049	1,189,961	0.3
1,140,722 (3)(9)	Sequoia Mortgage Trust 2019-2 B3, 4.259%, 06/25/2049	1,182,995	0.3
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
69,944 (3)(9)	Sequoia Mortgage Trust 2019-3 A2, 3.500%, 09/25/2049	$71,249	0.0
182,996 (3)(9)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	185,362	0.1
168,058 (3)(9)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	169,593	0.1
697,171 (3)(9)	Sequoia Mortgage Trust 2021-3 B3, 2.664%, 05/25/2051	678,730	0.2
1,096,654 (3)(9)	Starwood Mortgage Residential Trust 2019-1 A3, 3.299%, 06/25/2049	1,102,434	0.3
569,523 (3)(9)	Verus Securitization Trust 2019-INV2 A2, 3.117%, 07/25/2059	580,398	0.2
561,065 (3)(9)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.692%, 07/25/2047	577,912	0.2
526,226 (3)(9)	Wells Fargo Mortgage Backed Securities 2020-4 A17 Trust, 3.000%, 07/25/2050	534,427	0.2
	Total Collateralized Mortgage Obligations (Cost $41,949,757)	42,234,295	12.3
U.S. TREASURY OBLIGATIONS: 3.2%
	U.S. Treasury Bonds: 0.3%
1,000	1.250%, 05/15/2050	817	0.0
1,900	1.625%, 11/15/2050	1,707	0.0
922,000	1.875%, 02/15/2051	880,222	0.3
56,000	2.250%, 05/15/2041	58,284	0.0
		941,030	0.3
	U.S. Treasury Notes: 2.9%
1,555,000	0.125%, 05/31/2023	1,551,781	0.4
2,058,000	0.125%, 06/30/2023	2,053,136	0.6
3,121,000	0.250%, 06/15/2024	3,102,103	0.9
2,069,000	0.875%, 06/30/2026	2,068,111	0.6
87,000	1.125%, 02/15/2031	84,472	0.0
1,288,000	1.250%, 06/30/2028	1,290,113	0.4
		10,149,716	2.9
	Total U.S. Treasury Obligations (Cost $11,043,335)	$11,090,746	3.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: 10.4%
1,000,000 (3)	Alen 2021-ACEN E Mortgage Trust, 4.073%, (US0001M + 4.000)%, 04/15/2034	$1,012,423	0.3
650,000 (3)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	620,108	0.2
1,170,000 (3)	BANK 2017-BNK8 D, 2.600%, 11/15/2050	1,083,435	0.3
1,000,000 (3)(9)	Benchmark 2018-B3 D Mortgage Trust, 3.207%, 04/10/2051	939,230	0.3
12,368,462 (9)(10)	Benchmark 2019-B10 XA Mortgage Trust, 1.390%, 03/15/2062	934,710	0.3
5,495,347 (9)(10)	Benchmark 2020-B17 XA Mortgage Trust, 1.541%, 03/15/2053	481,729	0.1
180,000 (3)	Benchmark 2020-B18 AGNE Mortgage Trust, 3.759%, 07/15/2053	184,723	0.1
3,247,168 (9)(10)	Benchmark 2020-B18 XA Mortgage Trust, 1.919%, 07/15/2053	360,685	0.1
2,099,286 (9)(10)	Benchmark 2021-B24 XA Mortgage Trust, 1.274%, 03/15/2054	183,430	0.1
204,000 (3)(11)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	154,765	0.0
100,000 (3)	BX Commercial Mortgage Trust 2020-VKNG E, 2.173%, (US0001M + 2.100)%, 10/15/2037	100,414	0.0
210,000 (3)(9)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	219,942	0.1
2,000,000 (3)(9)	CALI Mortgage Trust 2019-101C E, 4.469%, 03/10/2039	2,028,068	0.6
16,174,330 (9)(10)	Citigroup Commercial Mortgage Trust 2019-C7 XA, 1.003%, 12/15/2072	1,008,292	0.3
1,530,000 (9)	Commercial Mortgage Pass Through Certificates 2016-CR28 D, 4.042%, 02/10/2049	1,552,601	0.5
130,000 (3)(9)	COMM 2013-CR10 E Mortgage Trust, 5.064%, 08/10/2046	128,310	0.0
100,000 (3)(9)	Credit Suisse Mortgage Capital Certificates 2020-NET C, 3.526%, 08/15/2037	105,845	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000 (9)	CSAIL 2015-C2 C Commercial Mortgage Trust, 4.327%, 06/15/2057	$1,874,045	0.5
80,605 (3)	CSWF 2018-TOP D, 1.873%, (US0001M + 1.800)%, 08/15/2035	80,733	0.0
700,000 (3)	CSWF 2021-SOP2 D, 2.390%, (US0001M + 2.317)%, 06/15/2034	699,790	0.2
328,368 (3)	DBUBS 2011-LC2A F Mortgage Trust, 3.742%, (US0001M + 3.650)%, 07/10/2044	265,978	0.1
190,000 (3)(9)	DBUBS 2017-BRBK E Mortgage Trust, 3.648%, 10/10/2034	195,606	0.1
1,000,000 (3)(9)	DBWF 2015-LCM D Mortgage Trust, 3.535%, 06/10/2034	918,700	0.3
1,457,911 (9)(10)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.699%, 04/25/2030	174,627	0.1
4,290,102 (9)(10)	Freddie Mac Multifamily Structured Pass Through Certificates K-1516 X1, 1.631%, 05/25/2035	716,321	0.2
2,837,168 (3)(10)	FREMF 2016-K57 X2B Mortgage Trust, 0.100%, 08/25/2049	11,479	0.0
1,119,480 (3)(11)	FREMF 2016-K57 D Mortgage Trust, 0.000%, 08/25/2049	761,252	0.2
11,981,406 (3)(10)	FREMF 2016-K57 X2A Mortgage Trust, 0.100%, 08/25/2049	43,201	0.0
200,000 (3)(11)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	121,310	0.0
2,548,232 (3)(10)	FREMF 2019-KG01 X2A Mortgage Trust, 0.100%, 04/25/2029	11,855	0.0
280,000 (3)(10)	FREMF 2019-KG01 X2B Mortgage Trust, 0.100%, 05/25/2029	1,657	0.0
293,000 (3)(9)	Grace Trust 2020-GRCE E, 2.769%, 12/10/2040	281,170	0.1
1,773,546 (3)(9)	GS Mortgage Securities Trust 2012-GC6 D, 5.860%, 01/10/2045	1,697,248	0.5

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
500,000 (3)(9)	GS Mortgage Securities Trust 2012-GCJ7 D, 5.786%, 05/10/2045	$470,204	0.1
13,708,485 (9)(10)	GS Mortgage Securities Trust 2019-GC39 XA, 1.290%, 05/10/2052	925,490	0.3
3,070,000 (3)	JP Morgan Chase Commercial Mortgage Securities Corp. 2021-MHC E, 2.523%, (US0001M + 2.450)%, 04/15/2038	3,085,288	0.9
420,000 (3)(9)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 B, 5.611%, 08/15/2046	420,810	0.1
200,000 (3)(9)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	158,587	0.0
27,290,766 (9)(10)	JPMDB Commercial Mortgage Securities Trust 2018-C8 XA, 0.794%, 06/15/2051	856,933	0.2
182,000 (3)	MF1 Multifamily Housing Mortgage Loan Trust 2021-FL5 D, 2.625%, (US0001M + 2.500)%, 07/15/2036	182,057	0.1
560,000 (3)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 F, 3.707%, 11/15/2046	406,346	0.1
253,862 (3)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	12,701	0.0
1,955,000 (3)(9)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	1,725,040	0.5
7,599,282 (9)(10)	Morgan Stanley Capital I Trust 2019-L3 XA, 0.764%, 11/15/2052	367,555	0.1
140,000 (3)(9)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.616%, 12/10/2045	103,499	0.0
240,000 (3)(9)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.616%, 12/10/2045	138,481	0.0
420,000 (3)(9)	WFRBS Commercial Mortgage Trust 2011-C5 B, 5.901%, 11/15/2044	420,922	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000 (3)(9)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.901%, 11/15/2044	$1,976,603	0.6
2,210,000 (3)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	1,947,092	0.6
1,750,000 (3)(9)	WFRBS Commercial Mortgage Trust 2013-C14 D, 4.102%, 06/15/2046	1,543,980	0.5
1,920,000 (9)	WFRBS Commercial Mortgage Trust 2014-C19 C, 4.646%, 03/15/2047	2,000,332	0.6
	Total Commercial Mortgage-Backed Securities (Cost $35,573,784)	35,695,602	10.4
ASSET-BACKED SECURITIES: 9.9%
	Automobile Asset-Backed Securities: 1.7%
300,000	Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	314,423	0.1
450,000	Americredit Automobile Receivables Trust 2019-2 D, 2.990%, 06/18/2025	469,322	0.1
1,200,000	Carmax Auto Owner Trust 2019-3 D, 2.850%, 01/15/2026	1,244,359	0.4
500,000	GM Financial Consumer Automobile Receivables Trust 2019-3 C, 2.620%, 01/16/2025	515,143	0.1
550,000 (3)	Oscar US Funding XI LLC 2019-2A A4, 2.680%, 09/10/2026	571,333	0.2
550,000	Santander Drive Auto Receivables Trust 2019-1 D, 3.650%, 04/15/2025	565,878	0.2
1,000,000	Santander Drive Auto Receivables Trust 2019-2 D, 3.220%, 07/15/2025	1,033,451	0.3
150,000	Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	151,734	0.0
350,000	Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	358,828	0.1
600,000 (3)	Santander Retail Auto Lease Trust 2019-B C, 2.770%, 08/21/2023	612,627	0.2
		5,837,098	1.7

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Home Equity Asset-Backed Securities: 0.2%
576,393 (3)(9)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	$551,734	0.2

	Other Asset-Backed Securities: 7.8%
700,000 (3)	Allegro CLO IV Ltd. 2016-1A CR2, 2.146%, (US0003M + 2.000)%, 01/15/2030	700,000	0.2
397,000 (3)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	408,678	0.1
148,875 (3)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	157,880	0.1
300,000 (3)	Babson CLO Ltd. 2018-3A C, 2.088%, (US0003M + 1.900)%, 07/20/2029	297,107	0.1
750,000 (3)	Benefit Street Partners CLO II Ltd. 2013-IIA BR2, 2.084%, (US0003M + 1.900)%, 07/15/2029	740,545	0.2
400,000 (3)	Benefit Street Partners CLO Ltd. 2021-23A C, 2.413%, (US0003M + 2.200)%, 04/25/2034	400,131	0.1
250,000 (3)	BlueMountain CLO Ltd. 2021-28A C, 2.163%, (US0003M + 2.000)%, 04/15/2034	248,802	0.1
500,000 (3)	BlueMountain CLO XXV Ltd. 2019-25A C, 2.634%, (US0003M + 2.450)%, 07/15/2032	500,000	0.1
500,000 (3)	BlueMountain CLO XXV Ltd. 2019-25A CR, 2.396%, (US0003M + 2.250)%, 07/15/2036	500,000	0.1
320,000 (3)	CIFC Funding 2017-4A BR Ltd., 2.088%, (US0003M + 2.000)%, 10/24/2030	320,081	0.1
601,575 (3)	Domino’s Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	630,343	0.2
1,000,000 (3)	Dryden Senior Loan Fund 2021-87A C, 2.046%, (US0003M + 1.900)%, 05/20/2034	1,000,100	0.3
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
412,423 (3)	J.G. Wentworth XXXVIII LLC 2017-1A A, 3.990%, 08/16/2060	$469,236	0.1
750,000 (3)	LCM XV L.P. 15A CR, 2.588%, (US0003M + 2.400)%, 07/20/2030	749,994	0.2
750,000 (3)	LCM XXII Ltd. 22A BR, 2.188%, (US0003M + 2.000)%, 10/20/2028	749,317	0.2
500,000 (3)	Madison Park Funding XXI Ltd. 2016-21A BR, 3.034%, (US0003M + 2.850)%, 10/15/2032	500,527	0.2
650,000 (3)	Marlette Funding Trust 2019-3A B, 3.070%, 09/17/2029	656,867	0.2
407,985 (3)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	433,593	0.1
680,054 (3)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	723,545	0.2
750,000 (3)	Neuberger Berman CLO XVII Ltd. 2014-17A CR2, 2.184%, (US0003M + 2.000)%, 04/22/2029	750,119	0.2
1,000,000 (3)	Neuberger Berman Loan Advisers CLO 25 Ltd. 2017-25A CR, 1.940%, (US0003M + 1.750)%, 10/18/2029	992,072	0.3
750,000 (3)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A C, 2.634%, (US0003M + 2.450)%, 10/16/2032	750,907	0.2
250,000 (3)	Oak Hill Credit Partners 2021-8A C, 2.088%, (US0003M + 1.900)%, 01/18/2034	249,599	0.1
750,000 (3)	OCP Clo 2019-17A C1 Ltd., 2.738%, (US0003M + 2.550)%, 07/20/2032	750,000	0.2
250,000 (3)	Octagon Investment Partners 30 Ltd. 2017-1A BR, 2.138%, (US0003M + 1.950)%, 03/17/2030	248,985	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
580,000 (3)	Octagon Investment Partners 31 Ltd. 2017-1A CR, 2.238%, (US0003M + 2.050)%, 07/20/2030	$579,409	0.2
250,000 (3)	Octagon Loan Funding Ltd. 2014-1A CRR, 2.355%, (US0003M + 2.200)%, 11/18/2031	249,225	0.1
750,000 (3)	OHA Credit Funding 3 Ltd. 2019-3A C, 2.638%, (US0003M + 2.450)%, 07/20/2032	750,000	0.2
1,000,000 (3)	Palmer Square CLO 2015-1A BR4 Ltd., 1.996%, (US0003M + 1.850)%, 05/21/2034	999,983	0.3
800,000 (3)	Palmer Square Loan Funding 2019-2A B Ltd., 2.438%, (US0003M + 2.250)%, 04/20/2027	800,182	0.2
750,000 (3)	Palmer Square Loan Funding 2020-2A B Ltd., 2.438%, (US0003M + 2.250)%, 04/20/2028	750,178	0.2
550,000 (3)	Shackleton 2019-15A CR CLO Ltd., 2.334%, (US0003M + 2.150)%, 01/15/2032	547,308	0.2
500,000 (3)	Silver Creek CLO Ltd. 2014-1A CR, 2.488%, (US0003M + 2.300)%, 07/20/2030	500,072	0.1
80,845 (3)	Sofi Consumer Loan Program 2018-2 B Trust, 3.790%, 04/26/2027	81,744	0.0
34,736 (3)	SoFi Consumer Loan Program 2018-4 B Trust, 3.960%, 11/26/2027	34,860	0.0
1,000,000 (3)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	1,033,907	0.3
200,000 (3)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	205,310	0.1
100,000 (3)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	102,313	0.0
400,000 (3)	SoFi Consumer Loan Program 2020-1 C Trust, 2.500%, 01/25/2029	406,669	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
450,000 (3)	Sound Point Clo XIV Ltd. 2016-3A CR, 2.223%, (US0003M + 2.050)%, 01/23/2029	$448,549	0.1
336,088 (3)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	362,087	0.1
750,000 (3)	THL Credit Wind River 2016-1A CR CLO Ltd., 2.284%, (US0003M + 2.100)%, 07/15/2028	750,040	0.2
600,000 (3)	THL Credit Wind River 2017-3A CR Clo Ltd., 2.646%, (US0003M + 2.500)%, 04/15/2035	601,594	0.2
2,000,000 (3)(9)	Towd Point Mortgage Trust 2015-4 M2, 3.750%, 04/25/2055	2,096,311	0.6
180,000 (3)(9)	Towd Point Mortgage Trust 2015-6 M2, 3.750%, 04/25/2055	189,793	0.1
1,158,000 (3)	Wendy’s Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,236,949	0.4
236,250 (3)	Wendy’s Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	253,275	0.1
		26,908,186	7.8
	Student Loan Asset-Backed Securities: 0.2%
600,000 (3)	Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	607,026	0.2
	Total Asset-Backed Securities (Cost $33,336,797)	$33,904,044	9.9
SOVEREIGN BONDS: 1.6%
300,000	Brazilian Government International Bond, 3.875%, 06/12/2030	303,045	0.1
275,000	Chile Government International Bond, 2.450%, 01/31/2031	280,541	0.1
450,000	Colombia Government International Bond, 3.875%, 04/25/2027	478,724	0.1
EUR 225,000	Croatia Government International Bond, 1.125%, 06/19/2029	274,848	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
200,000	Croatia Government International Bond, 5.500%, 04/04/2023	$217,382	0.1
200,000 (3)	Dominican Republic International Bond, 4.500%, 01/30/2030	205,002	0.1
300,000	Dominican Republic International Bond, 6.875%, 01/29/2026	348,330	0.1
350,000 (3)	Egypt Government International Bond, 5.875%, 02/16/2031	340,987	0.1
225,000	Egypt Government International Bond, 7.500%, 01/31/2027	253,406	0.1
325,000 (3)	Ghana Government International Bond, 6.375%, 02/11/2027	327,343	0.1
141,389	Ivory Coast Government International Bond, 5.750%, 12/31/2032	142,123	0.0
200,000	Mexico Government International Bond, 4.500%, 04/22/2029	226,363	0.1
125,000	Panama Government International Bond, 9.375%, 04/01/2029	185,258	0.0
200,000	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	224,650	0.1
450,000	Republic of South Africa Government International Bond, 4.850%, 09/30/2029	478,496	0.1
200,000	Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029	225,671	0.1
200,000	Sri Lanka Government International Bond, 6.350%, 06/28/2024	138,000	0.0
475,000	Turkey Government International Bond, 4.875%, 10/09/2026	466,112	0.1
350,000	Ukraine Government International Bond, 7.750%, 09/01/2025	384,230	0.1
	Total Sovereign Bonds (Cost $5,374,789)	5,500,511	1.6

	Value	Percentage of Net Assets
PURCHASED OPTIONS (12): 0.1%
Total Purchased Options (Cost $139,763)	$151,440	0.1
Total Long-Term Investments (Cost $305,045,233)	337,703,149	98.5
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.4%
	Repurchase Agreements: 0.4%
407,734 (13)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $407,735, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $415,889, due 11/30/21-07/01/51)	407,734	0.1
1,000,000 (13)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,020,000, due 08/01/21-04/15/62)	1,000,000	0.3
	Total Repurchase Agreements
	Total Short-Term Investments (Cost $1,407,734)	$1,407,734	0.4
	Total Investments in Securities (Cost $306,452,967)	339,110,883	98.9
	Assets in Excess of Other Liabilities	3,854,225	1.1
	Net Assets	$342,965,108	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Security, or a portion of the security, is on loan.

(2)
Non-income producing security.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)
Preferred Stock may be called prior to convertible date.

(5)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(6)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(7)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2021, the Portfolio held restricted securities with a fair value of $— or 0.0% of net assets. Please refer to the table below for additional details.

(8)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.

(9)
Variable rate security. Rate shown is the rate in effect as of June 30, 2021.

(10)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(11)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(12)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(13)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Currency Abbreviations:
EUR   EU Euro
Reference Rate Abbreviations:
US0001M    1-month LIBOR
US0003M    3-month LIBOR
Investment Type Allocation as of June 30, 2021 (as a percentage of net assets)

Common Stock	44.5%
Collateralized Mortgage Obligations	12.3%
Commercial Mortgage-Backed Securities	10.4%
Asset-Backed Securities	9.9%
Mutual Funds	8.0%
Corporate Bonds/Notes	7.6%
U.S. Treasury Obligations	3.2%
Sovereign Bonds	1.6%
Exchange-Traded Funds	0.8%
Preferred Stock	0.1%
Purchased Options	0.1%
Assets in Excess of Other Liabilities*	1.5%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$6,388,942	$1,391,141	$—	$7,780,083
Consumer Discretionary	7,898,095	1,047,175	—	8,945,270
Consumer Staples	10,346,611	1,298,229	—	11,644,840
Energy	1,870,075	820,425	—	2,690,500
Financials	12,917,584	4,333,726	—	17,251,310
Health Care	20,731,259	1,450,209	—	22,181,468
Industrials	13,029,433	2,218,773	—	15,248,206
Information Technology	45,188,432	422,553	—	45,610,985
Materials	5,877,021	1,475,392	—	7,352,413
Real Estate	6,276,859	680,869	—	6,957,728
Utilities	5,770,818	1,212,862	—	6,983,680
Total Common Stock	136,295,129	16,351,354	—	152,646,483
Exchange-Traded Funds	2,648,078	—	—	2,648,078
Mutual Funds	27,440,778	—	—	27,440,778
Preferred Stock	—	372,019	—	372,019
Purchased Options	—	151,440	—	151,440
Corporate Bonds/Notes	—	26,019,153	—	26,019,153
Collateralized Mortgage Obligations	—	42,234,295	—	42,234,295
Asset-Backed Securities	—	33,904,044	—	33,904,044
Commercial Mortgage-Backed Securities	—	35,695,602	—	35,695,602
Sovereign Bonds	—	5,500,511	—	5,500,511
Other	—	—	—	—
U.S. Treasury Obligations	—	11,090,746	—	11,090,746
Short-Term Investments	—	1,407,734	—	1,407,734
Total Investments, at fair value	$166,383,985	$172,726,898	$—	$339,110,883
Other Financial Instruments+
Centrally Cleared Swaps	—	9,794	—	9,794
Forward Foreign Currency Contracts	—	1,525,141	—	1,525,141
Total Assets	$166,383,985	$174,261,833	$—	$340,645,818
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(18,229)	$—	$(18,229)
Forward Foreign Currency Contracts	—	(1,797,364)	—	(1,797,364)
Futures	(688,554)	—	—	(688,554)
Written Options	—	(165,934)	—	(165,934)
Total Liabilities	$(688,554)	$(1,981,527)	$—	$(2,670,081)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

At June 30, 2021, Voya Balanced Income Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
General Motors Co. Escrow	11/24/2020	$—	$—
		$—	$—
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2021, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/21	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class P	$24,307,381	$485,795	$—	$300,113	$25,093,289	$485,796	$—	$—
Voya High Yield Bond Fund - Class P	2,264,400	68,431	—	14,658	2,347,489	$68,431	—	—
	$26,571,781	$554,226	$—	$314,771	$27,440,778	$554,227	$—	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2021, the following forward foreign currency contracts were outstanding for Voya Balanced Income Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 650,842	NOK 5,382,585	Barclays Bank PLC	07/16/21	$25,653
GBP 184,559	USD 255,193	Barclays Bank PLC	07/16/21	118
USD 314,083	NOK 2,583,160	Barclays Bank PLC	07/16/21	14,047
CAD 634,231	USD 511,722	BNP Paribas	07/16/21	(84)
USD 1,058,515	GBP 746,121	BNP Paribas	07/16/21	26,360
USD 1,129,641	SEK 9,439,734	BNP Paribas	07/16/21	26,476
USD 3,701,095	GBP 2,656,580	BNP Paribas	07/16/21	26,086
AUD 993,415	USD 768,933	BNP Paribas	07/16/21	(23,865)
USD 819,056	CHF 734,169	BNP Paribas	07/16/21	25,270
USD 1,548,456	NZD 2,199,996	BNP Paribas	07/16/21	10,704
AUD 3,757,083	USD 2,851,577	BNP Paribas	07/16/21	(33,741)
USD 1,822,451	NZD 2,582,409	BNP Paribas	07/16/21	17,401
NZD 6,479,051	USD 4,675,228	BNP Paribas	07/16/21	(146,505)
USD 1,666,277	EUR 1,368,875	BNP Paribas	07/16/21	42,652
USD 735,590	EUR 603,146	BNP Paribas	07/16/21	20,198
CHF 721,285	USD 805,626	BNP Paribas	07/16/21	(25,770)
USD 1,229,419	NOK 10,234,643	BNP Paribas	07/16/21	40,661
USD 1,725,839	NOK 14,702,970	BNP Paribas	07/16/21	18,082
GBP 2,325,435	USD 3,296,747	BNP Paribas	07/16/21	(79,831)
EUR 2,734,614	USD 3,332,210	BNP Paribas	07/16/21	(88,679)
USD 901,819	CAD 1,088,744	BNP Paribas	07/16/21	23,523
USD 1,556,488	AUD 2,045,507	BNP Paribas	07/16/21	22,344
USD 4,557,151	EUR 3,796,218	BNP Paribas	07/16/21	54,450
USD 2,661,230	NOK 22,747,184	BNP Paribas	07/16/21	19,135
AUD 3,989,013	USD 3,094,955	BNP Paribas	07/16/21	(103,170)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD 2,917,812	USD 2,260,313	BNP Paribas	07/16/21	$(71,935)
CAD 2,262,943	USD 1,875,317	BNP Paribas	07/16/21	(49,788)
EUR 1,406,060	USD 1,676,586	BNP Paribas	07/16/21	(8,856)
EUR 1,340,614	USD 1,593,024	BNP Paribas	07/16/21	(2,920)
USD 850,355	CHF 762,488	BNP Paribas	07/16/21	25,950
USD 2,497,727	NOK 20,647,758	BNP Paribas	07/16/21	99,481
AUD 2,052,288	USD 1,547,805	BNP Paribas	07/16/21	(8,576)
EUR 1,015,006	USD 1,236,917	BNP Paribas	07/16/21	(33,016)
BRL 3,379	USD 635	BNP Paribas	07/23/21	43
NOK 2,924,108	USD 350,694	Brown Brothers Harriman & Co.	07/16/21	(11,058)
AUD 1,525,977	USD 1,154,107	Brown Brothers Harriman & Co.	07/16/21	(9,615)
USD 2,977,154	EUR 2,493,964	Brown Brothers Harriman & Co.	07/16/21	19,059
USD 1,188,483	NZD 1,690,564	Brown Brothers Harriman & Co.	07/16/21	6,814
EUR 813,248	USD 972,128	Brown Brothers Harriman & Co.	07/16/21	(7,533)
USD 608,696	NZD 870,689	Brown Brothers Harriman & Co.	07/16/21	102
AUD 2,071,996	USD 1,565,608	Brown Brothers Harriman & Co.	07/16/21	(11,598)
EUR 1,100,494	USD 1,312,064	Brown Brothers Harriman & Co.	07/16/21	(6,766)
AUD 981,673	USD 736,961	Brown Brothers Harriman & Co.	07/16/21	(701)
SEK 3,680,011	USD 431,642	Brown Brothers Harriman & Co.	07/16/21	(1,581)
GBP 1,110,265	USD 1,552,822	Brown Brothers Harriman & Co.	07/16/21	(16,925)
USD 1,220,792	AUD 1,574,003	Brown Brothers Harriman & Co.	07/16/21	40,280
CHF 329,878	USD 365,488	Brown Brothers Harriman & Co.	07/16/21	(8,822)
USD 3,581,909	GBP 2,520,150	Brown Brothers Harriman & Co.	07/16/21	95,633
USD 2,179,254	CHF 1,952,862	Brown Brothers Harriman & Co.	07/16/21	67,812
EUR 415,528	USD 506,314	Brown Brothers Harriman & Co.	07/16/21	(13,456)
GBP 753,473	USD 1,063,674	Brown Brothers Harriman & Co.	07/16/21	(21,349)
USD 540,139	CAD 652,347	Brown Brothers Harriman & Co.	07/16/21	13,887
USD 494,249	NOK 4,113,364	Brown Brothers Harriman & Co.	07/16/21	16,481
USD 346,450	JPY 38,015,367	Brown Brothers Harriman & Co.	07/16/21	4,222
SEK 3,187,104	USD 385,053	Brown Brothers Harriman & Co.	07/16/21	(12,595)
USD 346,355	CHF 309,661	Brown Brothers Harriman & Co.	07/16/21	11,549
USD 748	MXN 14,950	Brown Brothers Harriman & Co.	07/23/21	—
USD 457,755	GBP 323,244	Citibank N.A.	07/16/21	10,592
USD 772,729	NZD 1,102,931	Citibank N.A.	07/16/21	1,803
USD 636,889	CAD 772,483	Citibank N.A.	07/16/21	13,722
CAD 1,309,827	USD 1,084,968	Citibank N.A.	07/16/21	(28,323)
NOK 43,416,778	USD 5,121,153	Citibank N.A.	07/16/21	(78,276)
USD 748,039	AUD 962,212	Citibank N.A.	07/16/21	26,373
USD 1,533,100	GBP 1,083,447	Citibank N.A.	07/16/21	34,302
NZD 2,825,096	USD 2,037,007	Citibank N.A.	07/16/21	(62,323)
NZD 569,440	USD 408,086	Citibank N.A.	07/16/21	(10,059)
NOK 23,275,365	USD 2,740,680	Citibank N.A.	07/16/21	(37,237)
EUR 607,827	USD 742,271	Citibank N.A.	07/16/21	(21,326)
USD 3,075,595	NZD 4,274,658	Citibank N.A.	07/16/21	87,697
SEK 25,466,548	USD 3,081,107	Citibank N.A.	07/16/21	(104,983)
USD 3,491,568	NOK 30,253,044	Citibank N.A.	07/16/21	(22,336)
USD 2,897,395	NOK 24,860,601	Citibank N.A.	07/16/21	9,825
USD 1,972,264	CAD 2,378,927	Citibank N.A.	07/16/21	53,170
SEK 2,644,544	USD 320,434	Citibank N.A.	07/16/21	(11,382)
PEN 252,020	USD 67,382	Citibank N.A.	07/23/21	(1,803)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR 87,562,411	USD 6,116	Citibank N.A.	08/06/21	$(128)
USD 31,957	TRY 274,672	JPMorgan Chase Bank N.A.	08/06/21	993
RUB 3,540,906	USD 48,666	JPMorgan Chase Bank N.A.	08/06/21	(532)
SEK 24,335,701	USD 2,943,787	Morgan Stanley Capital Services LLC	07/16/21	(99,819)
GBP 180,938	USD 252,046	Morgan Stanley Capital Services LLC	07/16/21	(1,743)
CHF 1,119,334	USD 1,248,674	Morgan Stanley Capital Services LLC	07/16/21	(38,446)
NOK 10,247,693	USD 1,235,963	Morgan Stanley Capital Services LLC	07/16/21	(45,689)
EUR 2,531	USD 3,030	Morgan Stanley Capital Services LLC	07/16/21	(27)
USD 2,901,722	CHF 2,600,744	Morgan Stanley Capital Services LLC	07/16/21	89,789
USD 929,897	EUR 760,518	Morgan Stanley Capital Services LLC	07/16/21	27,845
USD 2,607,563	AUD 3,363,033	Morgan Stanley Capital Services LLC	07/16/21	85,267
USD 250,298	CHF 229,691	Morgan Stanley Capital Services LLC	07/16/21	1,955
CHF 1,194,789	USD 1,326,814	Morgan Stanley Capital Services LLC	07/16/21	(35,004)
NOK 30,681,067	USD 3,717,440	Morgan Stanley Capital Services LLC	07/16/21	(153,821)
USD 1,867,091	JPY 203,650,194	Morgan Stanley Capital Services LLC	07/16/21	33,755
AUD 1,581,159	USD 1,199,412	Morgan Stanley Capital Services LLC	07/16/21	(13,533)
USD 729,767	NOK 6,030,437	Morgan Stanley Capital Services LLC	07/16/21	29,329
NOK 7,329,818	USD 881,844	Morgan Stanley Capital Services LLC	07/16/21	(30,482)
ZAR 50,210	USD 3,629	Morgan Stanley Capital Services LLC	08/06/21	(129)
PLN 475	USD 128	Morgan Stanley Capital Services LLC	08/06/21	(3)
CAD 647,455	USD 524,590	Standard Chartered Bank	07/16/21	(2,285)
USD 395,114	NZD 548,811	Standard Chartered Bank	07/16/21	11,506
CAD 777,426	USD 644,594	Standard Chartered Bank	07/16/21	(17,440)
CLP 2,819,558	USD 3,937	Standard Chartered Bank	07/23/21	(99)
COP 1,245,879	USD 333	Standard Chartered Bank	07/23/21	(2)
USD 610,052	SEK 5,163,620	State Street Bank and Trust Co.	07/16/21	6,611
USD 2,331,965	NOK 19,908,886	State Street Bank and Trust Co.	07/16/21	19,539
NZD 1,343,070	USD 966,986	State Street Bank and Trust Co.	07/16/21	(28,208)
EUR 2,607,024	USD 3,111,385	State Street Bank and Trust Co.	07/16/21	(19,188)
USD 1,412,326	GBP 998,374	State Street Bank and Trust Co.	07/16/21	31,214
USD 1,870,460	AUD 2,407,308	State Street Bank and Trust Co.	07/16/21	64,964
GBP 376,653	USD 533,361	State Street Bank and Trust Co.	07/16/21	(12,314)
NZD 921,413	USD 667,376	State Street Bank and Trust Co.	07/16/21	(23,327)
SEK 4,687,280	USD 563,231	State Street Bank and Trust Co.	07/16/21	(15,456)
USD 1,236,809	EUR 1,016,091	State Street Bank and Trust Co.	07/16/21	31,622
NOK 16,462,849	USD 1,929,838	State Street Bank and Trust Co.	07/16/21	(17,671)
NZD 1,317,673	USD 961,851	State Street Bank and Trust Co.	07/16/21	(40,825)
USD 857,874	CAD 1,057,158	State Street Bank and Trust Co.	07/16/21	5,058
USD 991,998	NZD 1,370,943	State Street Bank and Trust Co.	07/16/21	33,737
GBP 714,367	USD 1,012,636	State Street Bank and Trust Co.	07/16/21	(24,410)
				$(272,223)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

At June 30, 2021, the following futures contracts were outstanding for Voya Balanced Income Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	174	09/30/21	$38,335,734	$(62,810)
U.S. Treasury 5-Year Note	519	09/30/21	64,060,008	(152,120)
			$102,395,742	$(214,930)
Short Contracts:
U.S. Treasury 10-Year Note	(43)	09/21/21	(5,697,500)	(23,729)
U.S. Treasury Long Bond	(18)	09/21/21	(2,893,500)	(83,332)
U.S. Treasury Ultra 10-Year Note	(125)	09/21/21	(18,400,391)	(280,346)
U.S. Treasury Ultra Long Bond	(14)	09/21/21	(2,697,625)	(86,217)
			$(29,689,016)	$(473,624)
At June 30, 2021, the following centrally cleared credit default swaps were outstanding for Voya Balanced Income Portfolio:
Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
Prudential Financial Inc. 3.50%, due 05/15/2024	Buy	(1.000)	12/20/24	USD1,140,000	$(26,458)	$3,829
					$(26,458)	$3,829

(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Payments made quarterly.

(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At June 30, 2021, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Income Portfolio:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	1.432%	Semi-Annual	07/06/31	USD1,232,100	$—	$—
Pay	3-month USD-LIBOR	Quarterly	1.442	Semi-Annual	07/06/31	USD395,000	792	792
Pay	3-month USD-LIBOR	Quarterly	1.455	Semi-Annual	07/06/31	USD712,650	2,304	2,304
Pay	3-month USD-LIBOR	Quarterly	1.459	Semi-Annual	07/06/31	USD544,200	1,941	1,941
Pay	3-month USD-LIBOR	Quarterly	1.464	Semi-Annual	07/06/31	USD229,000	928	928
Receive	3-month USD-LIBOR	Quarterly	1.461	Semi-Annual	07/06/31	USD720,000	(2,733)	(2,733)
Receive	3-month USD-LIBOR	Quarterly	1.472	Semi-Annual	07/06/31	USD838,600	(4,064)	(4,064)
Receive	3-month USD-LIBOR	Quarterly	1.508	Semi-Annual	07/06/31	USD1,374,000	(11,432)	(11,432)
							$(12,264)	$(12,264)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

At June 30, 2021, the following OTC purchased foreign currency options were outstanding for Voya Balanced Income Portfolio:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
Put AUD vs. Call USD	Standard Chartered Bank	09/17/21	0.733	USD18,730,000	$139,763	$151,440
					$139,763	$151,440
At June 30, 2021, the following OTC written foreign currency options were outstanding for Voya Balanced Income Portfolio:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Premiums Received	Fair Value
Put AUD vs. Call USD	Standard Chartered Bank	07/19/21	0.751	USD10,703,000	$74,429	$(94,982)
					$74,429	$(94,982)
At June 30, 2021, the following OTC written interest rate swaptions were outstanding for Voya Balanced Income Portfolio:
Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(1)	BNP Paribas	Pay	1.450%	3-month USD-LIBOR	07/01/21	USD2,487,000	$10,072	$(7,833)
Call on 10-Year Interest Rate Swap(1)	Morgan Stanley Capital Services LLC	Pay	1.740%	3-month USD-LIBOR	09/23/21	USD4,680,000	30,105	(52,692)
Call on 10-Year Interest Rate Swap(1)	Morgan Stanley Capital Services LLC	Pay	1.420%	3-month USD-LIBOR	07/01/21	USD2,487,000	13,243	(3,208)
Put on 10-Year Interest Rate Swap(2)	BNP Paribas	Receive	1.450%	3-month USD-LIBOR	07/01/21	USD2,487,000	10,072	(1,004)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Receive	1.420%	3-month USD-LIBOR	07/01/21	USD2,487,000	13,243	(3,502)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Receive	2.740%	3-month USD-LIBOR	09/23/21	USD4,680,000	52,264	(2,713)
							$128,999	$(70,952)

(1)
Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.

(2)
Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

Currency Abbreviations
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
CLP	–	Chilean Peso
COP	–	Colombian Peso
EUR	–	EU Euro
GBP	–	British Pound
IDR	–	Indonesian Rupiah
JPY	–	Japanese Yen
MXN	–	Mexican Peso
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PEN	–	Peruvian Nuevo Sol
PLN	–	Polish Zloty
RUB	–	Russian Ruble
SEK	–	Swedish Krona
TRY	–	Turkish Lira
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

USD	–	United States Dollar
ZAR	–	South African Rand
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$151,440
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,525,141
Credit contracts	Variation margin receivable on centrally cleared swaps**	3,829
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	5,965
Total Asset Derivatives		$1,686,375
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,797,364
Interest rate contracts	Variation margin payable on futures contracts**	688,554
Interest rate contracts	Variation margin payable on centrally cleared swaps**	18,229
Foreign exchange contracts	Written options, at fair value	94,982
Interest rate contracts	Written options, at fair value	70,952
Total Liability Derivatives		$2,670,081

*
Includes purchased options.

**
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(133,444)	$—	$(133,444)
Foreign exchange contracts	(270,558)	(176,232)	—	—	175,410	(271,380)
Interest rate contracts	16,391	—	464,502	(508,974)	523,418	495,337
Total	$(254,167)	$(176,232)	$464,502	$(642,418)	$698,828	$90,513
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$29,057	$—	$—	$720	$—	$29,777
Foreign exchange contracts	92,303	(186,280)	—	—	(77,619)	(171,596)
Interest rate contracts	—	—	(924,953)	(12,264)	58,047	(879,170)
Total	$121,360	$(186,280)	$(924,953)	$(11,544)	$(19,572)	$(1,020,989)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and in net change in unrealized apppreciation (depreciation) on investments.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2021:
	Barclays Bank PLC	BNP Paribas	Brown Brothers Harriman	Citibank N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Standard Chartered Bank	State Street Bank and Trust Co.	Totals
Assets:
Purchased options	$—	$—	$—	$—	$—	$—	$151,440	$—	$151,440
Forward foreign currency contracts	39,818	498,816	275,839	237,484	993	267,940	11,506	192,745	1,525,141
Total Assets	$39,818	$498,816	$275,839	$237,484	$993	$267,940	$162,946	$192,745	$1,676,581
Liabilities:
Forward foreign currency contracts	$—	$676,736	$121,999	$378,176	$532	$418,696	$19,826	$181,399	$1,797,364
Written options	—	8,837	—	—	—	62,115	94,982	—	165,934
Total Liabilities	$—	$685,573	$121,999	$378,176	$532	$480,811	$114,808	$181,399	$1,963,298
Net OTC derivative instruments by counterparty, at fair value	$39,818	$(186,757)	$153,840	$(140,692)	$461	$(212,871)	$48,138	$11,346	(286,717)
Total collateral pledged by the Portfolio/ (Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$39,818	$(186,757)	$153,840	$(140,692)	$461	$(212,871)	$48,138	$11,346	$(286,717)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $306,912,670.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$42,044,117
Gross Unrealized Depreciation	(10,928,126)
Net Unrealized Appreciation	$31,115,991
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2021 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 96.7%
	Basic Materials: 6.4%
900,000 (1)(2)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	$948,168	0.2
750,000 (1)(2)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	788,467	0.1
1,325,000 (1)(2)	Coeur Mining, Inc., 5.125%, 02/15/2029	1,316,162	0.3
1,000,000 (2)	Compass Minerals International, Inc., 6.750%, 12/01/2027	1,076,250	0.2
1,150,000 (2)	Constellium SE, 5.625%, 06/15/2028	1,237,693	0.2
1,150,000 (2)	Element Solutions, Inc., 3.875%, 09/01/2028	1,175,030	0.2
1,500,000 (2)	First Quantum Minerals Ltd., 6.875%, 10/15/2027	1,636,425	0.3
910,000 (2)	FMG Resources August 2006 Pty Ltd., 4.375%, 04/01/2031	974,760	0.2
2,245,000	Freeport-McMoRan, Inc., 4.125%, 03/01/2028	2,346,025	0.4
200,000	Freeport-McMoRan, Inc., 4.250%, 03/01/2030	214,500	0.0
575,000	Freeport-McMoRan, Inc., 4.550%, 11/14/2024	626,031	0.1
585,000 (1)	Freeport-McMoRan, Inc., 4.625%, 08/01/2030	641,374	0.1
1,175,000 (2)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	1,180,875	0.2
1,150,000 (2)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	1,284,573	0.2
1,300,000 (2)	INEOS Quattro Finance 2 Plc, 3.375%, 01/15/2026	1,318,824	0.3
1,350,000 (2)(3)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750)%, 02/15/2026	1,379,363	0.3
1,272,000 (2)	Joseph T Ryerson & Son, Inc., 8.500%, 08/01/2028	1,416,455	0.3
1,300,000 (2)	Kraton Polymers LLC / Kraton Polymers Capital Corp., 4.250%, 12/15/2025	1,329,965	0.3
2,000,000 (2)	Novelis Corp., 5.875%, 09/30/2026	2,083,009	0.4
635,000 (2)	OCI NV, 4.625%, 10/15/2025	664,270	0.1
553,000 (2)	OCI NV, 5.250%, 11/01/2024	571,282	0.1
850,000	Olin Corp., 5.125%, 09/15/2027	885,700	0.2
1,300,000	Olin Corp., 5.000%, 02/01/2030	1,390,084	0.3
1,500,000 (2)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	1,593,285	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials (continued)
1,400,000 (1)(2)	Taseko Mines Ltd., 7.000%, 02/15/2026	$1,461,250	0.3
1,565,000 (2)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 09/01/2025	1,606,989	0.3
1,275,000 (2)	Tronox, Inc., 4.625%, 03/15/2029	1,289,331	0.2
1,450,000 (2)	Venator Finance Sarl / Venator Materials LLC, 5.750%, 07/15/2025	1,429,968	0.3
		33,866,108	6.4
	Communications: 15.3%
1,000,000 (2)	Acuris Finance Us, Inc. / Acuris Finance SARL, 5.000%, 05/01/2028	999,965	0.2
1,200,000 (2)	Altice France Holding SA, 6.000%, 02/15/2028	1,196,616	0.2
2,038,000 (2)	Altice France Holding SA, 10.500%, 05/15/2027	2,267,306	0.4
875,000 (2)	Altice France SA/France, 5.125%, 01/15/2029	881,134	0.2
1,225,000 (2)	Altice France SA/France, 8.125%, 02/01/2027	1,336,169	0.3
1,425,000 (2)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	1,442,812	0.3
2,430,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	2,526,507	0.5
2,250,000 (2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	2,362,837	0.4
1,075,000 (2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	1,128,750	0.2
800,000 (2)	Clear Channel Outdoor Holdings, Inc., 7.500%, 06/01/2029	829,269	0.2
750,000 (1)(2)	Clear Channel Outdoor Holdings, Inc., 7.750%, 04/15/2028	786,604	0.1
175,000 (2)	CommScope Technologies LLC, 5.000%, 03/15/2027	179,375	0.0
1,740,000 (2)	CommScope Technologies LLC, 6.000%, 06/15/2025	1,779,150	0.3
890,000 (2)	CommScope, Inc., 7.125%, 07/01/2028	965,748	0.2
1,925,000 (2)	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026	2,038,113	0.4
1,700,000 (2)	CSC Holdings LLC, 4.625%, 12/01/2030	1,670,012	0.3
1,050,000	CSC Holdings LLC, 5.250%, 06/01/2024	1,139,201	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
1,125,000 (2)	CSC Holdings LLC, 5.750%, 01/15/2030	$1,170,000	0.2
650,000 (2)	CSC Holdings LLC, 7.500%, 04/01/2028	715,302	0.1
1,075,000 (2)	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 08/15/2026	697,460	0.1
625,000 (1)(2)	Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 08/15/2027	307,812	0.1
1,000,000 (2)	DISH DBS Corp., 5.125%, 06/01/2029	988,680	0.2
1,000,000	DISH DBS Corp., 5.875%, 11/15/2024	1,075,000	0.2
1,685,000 (1)	DISH DBS Corp., 7.375%, 07/01/2028	1,815,385	0.3
1,450,000	Embarq Corp., 7.995%, 06/01/2036	1,645,605	0.3
325,000 (2)	Frontier Communications Holdings LLC, 5.000%, 05/01/2028	336,401	0.1
1,350,000 (2)	Frontier Communications Holdings LLC, 6.750%, 05/01/2029	1,438,114	0.3
1,225,000 (2)	GCI LLC, 4.750%, 10/15/2028	1,256,237	0.2
1,275,000	Hughes Satellite Systems Corp., 6.625%, 08/01/2026	1,433,693	0.3
500,000 (2)	iHeartCommunications, Inc., 5.250%, 08/15/2027	523,700	0.1
1,875,000	iHeartCommunications, Inc., 8.375%, 05/01/2027	2,010,956	0.4
1,000,000 (2)	ION Trading Technologies Sarl, 5.750%, 05/15/2028	1,041,230	0.2
700,000 (2)	LCPR Senior Secured Financing DAC, 5.125%, 07/15/2029	725,837	0.1
1,600,000 (2)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	1,728,712	0.3
1,125,000 (2)	LogMeIn, Inc., 5.500%, 09/01/2027	1,166,681	0.2
1,000,000 (2)	MDC Partners, Inc., 7.500%, 05/01/2024	1,013,750	0.2
1,425,000 (1)	Meredith Corp., 6.875%, 02/01/2026	1,483,860	0.3
1,125,000 (2)	Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 08/15/2027	1,185,154	0.2
1,175,000 (1)(2)	National CineMedia LLC, 5.875%, 04/15/2028	1,156,153	0.2
375,000 (2)	Netflix, Inc., 4.875%, 06/15/2030	447,067	0.1
1,625,000	Netflix, Inc., 5.875%, 11/15/2028	1,996,662	0.4
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
1,100,000	Northwestern Bell Telephone, 7.750%, 05/01/ 2030	$1,397,449	0.3
1,875,000 (2)	Radiate Holdco LLC / Radiate Finance, Inc., 6.500%, 09/15/2028	1,972,509	0.4
225,000 (2)	Scripps Escrow II, Inc., 3.875%, 01/15/2029	223,540	0.0
300,000 (2)	Scripps Escrow II, Inc., 5.375%, 01/15/2031	299,429	0.1
1,425,000 (2)	Scripps Escrow, Inc., 5.875%, 07/15/2027	1,477,397	0.3
1,500,000 (2)	Sinclair Television Group, Inc., 4.125%, 12/01/2030	1,475,625	0.3
1,285,000 (2)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	1,349,411	0.3
1,300,000 (2)	Spanish Broadcasting System, Inc., 9.750%, 03/01/2026	1,317,238	0.3
3,100,000	Sprint Corp., 7.125%, 06/15/2024	3,580,500	0.7
925,000	Sprint Corp., 7.625%, 03/01/2026	1,130,933	0.2
505,000 (2)	Summer BC Bidco B LLC, 5.500%, 10/31/2026	514,060	0.1
220,000 (1)	TEGNA, Inc., 4.625%, 03/15/2028	228,525	0.0
500,000 (2)	TEGNA, Inc., 4.750%, 03/15/2026	533,125	0.1
1,325,000 (1)	TEGNA, Inc., 5.000%, 09/15/2029	1,390,177	0.3
825,000	Telecom Italia Capital SA, 6.000%, 09/30/2034	952,875	0.2
1,050,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	1,256,042	0.2
475,000 (2)	Univision Communications, Inc., 4.500%, 05/01/2029	479,660	0.1
2,175,000 (2)	Univision Communications, Inc., 6.625%, 06/01/2027	2,359,440	0.4
1,300,000 (2)	Urban One, Inc., 7.375%, 02/01/2028	1,405,645	0.3
875,000 (4)	ViacomCBS, Inc., 6.250%, 02/28/2057	1,003,131	0.2
1,250,000 (2)	ViaSat, Inc., 5.625%, 09/15/2025	1,277,844	0.2
250,000 (2)	ViaSat, Inc., 5.625%, 04/15/2027	261,665	0.1
625,000 (2)	ViaSat, Inc., 6.500%, 07/15/2028	667,400	0.1
600,000 (2)	Virgin Media Secured Finance PLC, 5.500%, 05/15/2029	645,750	0.1
1,500,000 (2)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	1,535,408	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
1,000,000 (2)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	$1,017,500	0.2
		80,641,297	15.3
	Consumer, Cyclical: 22.7%
1,175,000 (2)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	1,138,281	0.2
1,350,000 (2)	Academy Ltd., 6.000%, 11/15/2027	1,447,652	0.3
1,475,000 (2)	Adams Homes, Inc., 7.500%, 02/15/2025	1,545,984	0.3
1,775,000 (1)(2)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	1,829,102	0.3
400,000 (2)	Adient US LLC, 9.000%, 04/15/2025	441,592	0.1
1,825,000 (2)	Affinity Gaming, 6.875%, 12/15/2027	1,943,342	0.4
1,475,000 (2)	Allison Transmission, Inc., 5.875%, 06/01/2029	1,618,075	0.3
180,000 (2)	Ambience Merger Sub, Inc., 4.875%, 07/15/2028	180,900	0.0
360,000 (2)	Ambience Merger Sub, Inc., 7.125%, 07/15/2029	364,500	0.1
514,252	American Airlines 2014-1 Class A Pass Through Trust, 3.700%, 04/01/2028	523,886	0.1
503,694	American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	496,802	0.1
1,950,000 (1)(2)	American Airlines Group, Inc., 3.750%, 03/01/2025	1,799,197	0.3
675,000 (2)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	715,500	0.1
750,000 (2)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.750%, 04/20/2029	811,875	0.2
1,230,000 (1)	American Axle & Manufacturing, Inc., 6.875%, 07/01/2028	1,345,116	0.3
760,000	Asbury Automotive Group, Inc., 4.500%, 03/01/2028	782,420	0.1
640,000	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	669,920	0.1
800,000 (2)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.625%, 01/15/2028	855,356	0.2
625,000 (2)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	649,934	0.1
300,000 (2)(3)	BCPE Ulysses Intermediate, Inc., 7.750% (PIK Rate 8.500%, Cash Rate 7.750)%, 04/01/2027	307,909	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
875,000 (2)	Boyd Gaming Corp., 4.750%, 06/15/2031	$908,906	0.2
1,250,000 (2)	Boyd Gaming Corp., 8.625%, 06/01/2025	1,379,525	0.3
865,000 (2)	Boyne USA, Inc., 4.750%, 05/15/2029	894,942	0.2
1,300,000 (2)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	1,379,625	0.3
1,825,000 (2)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	1,850,094	0.3
1,910,000 (2)	Carnival Corp., 5.750%, 03/01/2027	2,003,112	0.4
1,250,000 (1)(2)	Carnival Corp., 7.625%, 03/01/2026	1,359,375	0.3
700,000 (1)(2)	Carnival Corp., 9.875%, 08/01/2027	818,135	0.2
1,400,000 (2)	CCM Merger, Inc., 6.375%, 05/01/2026	1,475,614	0.3
1,150,000	Century Communities, Inc., 5.875%, 07/15/2025	1,190,836	0.2
1,135,000 (2)	Cinemark USA, Inc., 5.875%, 03/15/2026	1,191,324	0.2
1,225,000 (2)	Cinemark USA, Inc., 8.750%, 05/01/2025	1,343,825	0.3
325,000 (2)(3)	Core & Main Holdings L.P., 8.625% (PIK Rate 9.375%, Cash Rate 8.625)%, 09/15/2024	332,758	0.1
1,725,000 (2)	Core & Main L.P., 6.125%, 08/15/2025	1,765,589	0.3
700,000 (2)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	778,796	0.1
285,000	Delta Air Lines, Inc., 7.375%, 01/15/2026	334,626	0.1
260,000	Everi Holdings, Inc., 5.000%, 07/15/2029	260,000	0.0
1,250,000	Ford Motor Co., 9.000%, 04/22/2025	1,542,681	0.3
1,100,000	Ford Motor Credit Co. LLC, 3.625%, 06/17/2031	1,122,693	0.2
1,100,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	1,168,368	0.2
1,775,000	Ford Motor Credit Co. LLC, 4.542%, 08/01/2026	1,935,371	0.4
1,150,000	Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	1,288,966	0.2
2,100,000	Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	2,302,545	0.4
990,000 (2)	Golden Entertainment, Inc., 7.625%, 04/15/2026	1,055,602	0.2
1,025,000 (2)	IAA, Inc., 5.500%, 06/15/2027	1,078,013	0.2
1,025,000 (2)	Installed Building Products, Inc., 5.750%, 02/01/2028	1,082,718	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
1,400,000 (2)	Interface, Inc., 5.500%, 12/01/2028	$1,467,200	0.3
775,000 (2)	IRB Holding Corp., 6.750%, 02/15/2026	803,675	0.2
1,925,000	L Brands, Inc., 6.750%, 07/01/2036	2,414,912	0.5
325,000 (2)	L Brands, Inc., 9.375%, 07/01/2025	420,935	0.1
1,300,000 (2)	LBM Acquisition LLC, 6.250%, 01/15/2029	1,311,635	0.2
1,300,000 (2)	LCM Investments Holdings II LLC, 4.875%, 05/01/2029	1,334,125	0.3
565,000 (2)	Lions Gate Capital Holdings LLC, 5.500%, 04/15/2029	594,688	0.1
1,150,000	M/I Homes, Inc., 4.950%, 02/01/2028	1,202,469	0.2
425,000	M/I Homes, Inc., 5.625%, 08/01/2025	439,299	0.1
575,000	Macy’s Retail Holdings LLC, 4.500%, 12/15/2034	543,740	0.1
825,000	Mattel, Inc., 5.450%, 11/01/2041	953,811	0.2
975,000	Meritage Homes Corp., 5.125%, 06/06/2027	1,092,682	0.2
1,500,000 (2)	Meritor, Inc., 4.500%, 12/15/2028	1,523,625	0.3
300,000	MGM Resorts International, 5.500%, 04/15/2027	330,135	0.1
425,000	MGM Resorts International, 6.000%, 03/15/2023	455,462	0.1
1,300,000 (2)	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 05/01/2029	1,303,250	0.2
850,000 (2)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	936,913	0.2
1,400,000 (1)(2)	Motion Bondco DAC, 6.625%, 11/15/2027	1,423,044	0.3
100,000 (2)	Murphy Oil USA, Inc., 3.750%, 02/15/2031	98,980	0.0
925,000	Murphy Oil USA, Inc., 4.750%, 09/15/2029	974,474	0.2
250,000	Murphy Oil USA, Inc., 5.625%, 05/01/2027	264,590	0.0
800,000 (2)	Penn National Gaming, Inc., 4.125%, 07/01/2029	801,000	0.1
1,450,000 (2)	Penn National Gaming, Inc., 5.625%, 01/15/2027	1,508,000	0.3
2,000,000 (2)	PetSmart, Inc. / PetSmart Finance Corp., 7.750%, 02/15/2029	2,207,500	0.4
1,044,000 (2)	Picasso Finance Sub, Inc., 6.125%, 06/15/2025	1,105,857	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
1,575,000 (2)	Real Hero Merger Sub 2, Inc., 6.250%, 02/01/2029	$1,635,795	0.3
670,000 (2)	Royal Caribbean Cruises Ltd., 5.500%, 04/01/2028	702,529	0.1
355,000 (2)	Royal Caribbean Cruises Ltd., 9.125%, 06/15/2023	390,065	0.1
1,225,000 (2)	Royal Caribbean Cruises Ltd., 11.500%, 06/01/2025	1,413,417	0.3
875,000 (2)	Scientific Games International, Inc., 7.000%, 05/15/2028	957,425	0.2
625,000 (2)	Scientific Games International, Inc., 8.250%, 03/15/2026	671,081	0.1
600,000 (2)	Scientific Games International, Inc., 8.625%, 07/01/2025	657,750	0.1
1,900,000 (2)	SeaWorld Parks & Entertainment, Inc., 9.500%, 08/01/2025	2,040,154	0.4
1,300,000 (2)	Shea Homes L.P. / Shea Homes Funding Corp., 4.750%, 04/01/2029	1,339,982	0.3
1,125,000 (2)	Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.500%, 11/28/2025	1,165,421	0.2
1,550,000	Sonic Automotive, Inc., 6.125%, 03/15/2027	1,624,028	0.3
1,875,000 (2)	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 09/30/2026	1,968,750	0.4
1,140,000 (2)	Speedway Motorsports LLC / Speedway Funding II, Inc., 4.875%, 11/01/2027	1,154,387	0.2
1,300,000 (2)	SRS Distribution, Inc., 6.125%, 07/01/2029	1,340,859	0.3
2,175,000 (1)(2)	Staples, Inc., 10.750%, 04/15/2027	2,217,576	0.4
425,000 (2)	Station Casinos LLC, 4.500%, 02/15/2028	433,094	0.1
673,000 (2)	Station Casinos LLC, 5.000%, 10/01/2025	685,107	0.1
1,375,000 (2)	STL Holding Co. LLC, 7.500%, 02/15/2026	1,443,750	0.3
1,100,000	Tenneco, Inc., 5.000%, 07/15/2026	1,095,545	0.2
500,000 (2)	Tenneco, Inc., 7.875%, 01/15/2029	566,083	0.1
1,100,000	Tri Pointe Homes, Inc., 5.700%, 06/15/2028	1,214,301	0.2
689,055	United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 07/15/2027	731,792	0.1
950,000 (1)	United Airlines Holdings, Inc., 4.875%, 01/15/2025	986,946	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
450,000 (2)	United Airlines, Inc., 4.375%, 04/15/2026	$466,394	0.1
300,000 (2)	United Airlines, Inc., 4.625%, 04/15/2029	310,875	0.1
1,475,000 (2)	Univar Solutions USA, Inc./Washington, 5.125%, 12/01/2027	1,555,402	0.3
1,642,111	US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	1,718,752	0.3
1,525,000	Victoria’s Secret & Co., 4.625%, 07/15/2029	1,525,000	0.3
1,850,000 (2)	Viking Cruises Ltd., 5.875%, 09/15/2027	1,830,483	0.3
830,000 (2)	Viking Cruises Ltd., 13.000%, 05/15/2025	978,105	0.2
1,300,000 (2)	Wheel Pros, Inc., 6.500%, 05/15/2029	1,317,245	0.2
1,200,000 (2)	White Cap Buyer LLC, 6.875%, 10/15/2028	1,285,962	0.2
600,000 (1)(2)(3)	White Cap Parent LLC, 8.250% (PIK Rate 9.000%, Cash Rate 8.250)%, 03/15/2026	622,926	0.1
1,150,000 (2)	William Carter Co/The, 5.625%, 03/15/2027	1,213,296	0.2
675,000 (2)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	698,423	0.1
1,350,000 (2)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	1,389,184	0.3
300,000 (2)	Wolverine World Wide, Inc., 6.375%, 05/15/2025	320,246	0.1
1,000,000 (2)	Wyndham Hotels & Resorts, Inc., 4.375%, 08/15/2028	1,041,250	0.2
		119,532,763	22.7
	Consumer, Non-cyclical: 16.2%
1,600,000 (2)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	1,711,272	0.3
195,000 (2)	ACCO Brands Corp., 4.250%, 03/15/2029	193,323	0.0
1,125,000 (2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	1,113,750	0.2
525,000 (2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/2030	560,584	0.1
1,250,000 (2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	1,348,425	0.3
600,000 (2)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.000%, 06/01/2029	609,066	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
575,000 (2)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	$610,351	0.1
1,525,000 (2)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	1,681,312	0.3
1,300,000 (2)	Alta Equipment Group, Inc., 5.625%, 04/15/2026	1,336,634	0.3
300,000 (2)	AMN Healthcare, Inc., 4.000%, 04/15/2029	303,210	0.1
1,485,000 (2)	AMN Healthcare, Inc., 4.625%, 10/01/2027	1,546,182	0.3
1,150,000 (2)	Avantor Funding, Inc., 4.625%, 07/15/2028	1,215,573	0.2
3,025,000 (2)	Bausch Health Americas, Inc., 8.500%, 01/31/2027	3,295,405	0.6
425,000 (2)	Bausch Health Cos, Inc., 4.875%, 06/01/2028	435,519	0.1
2,330,000 (2)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	2,169,812	0.4
950,000 (2)	Bausch Health Cos, Inc., 7.000%, 01/15/2028	981,312	0.2
750,000 (2)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	784,856	0.1
1,925,000	Centene Corp., 4.625%, 12/15/2029	2,119,463	0.4
500,000 (2)	Centene Corp., 5.375%, 06/01/2026	523,125	0.1
1,400,000 (2)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	1,436,750	0.3
505,000 (2)	Chobani LLC / Chobani Finance Corp., Inc., 4.625%, 11/15/2028	524,316	0.1
1,550,000 (2)	Chobani LLC / Chobani Finance Corp., Inc., 7.500%, 04/15/2025	1,615,735	0.3
525,000 (2)	CHS/Community Health Systems, Inc., 4.750%, 02/15/2031	527,625	0.1
575,000 (2)	CHS/Community Health Systems, Inc., 5.625%, 03/15/2027	614,569	0.1
1,585,000 (2)	CHS/Community Health Systems, Inc., 6.625%, 02/15/2025	1,678,103	0.3
1,875,000 (2)	CHS/Community Health Systems, Inc., 6.875%, 04/15/2029	1,967,597	0.4
1,735,000 (2)	CoreLogic, Inc., 4.500%, 05/01/2028	1,721,987	0.3
1,030,000 (2)	CPI CG, Inc., 8.625%, 03/15/2026	1,097,228	0.2
275,000 (2)	DaVita, Inc., 3.750%, 02/15/2031	264,344	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
650,000 (2)	DaVita, Inc., 4.625%, 06/01/2030	$669,155	0.1
765,000	Encompass Health Corp., 4.625%, 04/01/2031	820,615	0.2
497,000 (2)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.000%, 06/30/2028	335,798	0.1
331,000 (1)(2)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.500%, 07/31/2027	338,039	0.1
1,175,000 (2)	Graham Holdings Co., 5.750%, 06/01/2026	1,225,590	0.2
2,800,000	HCA, Inc., 5.375%, 02/01/2025	3,161,900	0.6
625,000	HCA, Inc., 5.625%, 09/01/2028	741,406	0.1
975,000 (2)	Hill-Rom Holdings, Inc., 4.375%, 09/15/2027	1,012,455	0.2
425,000 (2)	Jaguar Holding Co. II / PPD Development L.P., 4.625%, 06/15/2025	447,100	0.1
1,160,000 (2)	Jaguar Holding Co. II / PPD Development L.P., 5.000%, 06/15/2028	1,259,667	0.2
900,000 (2)	Jazz Securities DAC, 4.375%, 01/15/2029	934,245	0.2
1,790,000 (2)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	1,969,000	0.4
910,000 (2)	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 3.750%, 12/01/2031	932,295	0.2
1,025,000 (2)	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.500%, 01/15/2030	1,147,693	0.2
1,292,000 (2)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	1,414,940	0.3
625,000	Kraft Heinz Foods Co., 4.375%, 06/01/2046	709,397	0.1
1,960,000	Kraft Heinz Foods Co., 5.000%, 07/15/2035	2,410,177	0.5
675,000	Kraft Heinz Foods Co., 5.500%, 06/01/2050	877,961	0.2
1,095,000 (2)	Legacy LifePoint Health LLC, 4.375%, 02/15/2027	1,109,783	0.2
425,000 (2)	LifePoint Health, Inc., 5.375%, 01/15/2029	414,976	0.1
825,000 (2)	Molina Healthcare, Inc., 4.375%, 06/15/2028	861,713	0.2
1,200,000 (1)(2)	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028	1,207,482	0.2
1,225,000 (2)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	1,280,125	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
850,000	New Albertsons L.P., 7.450%, 08/01/2029	$991,151	0.2
225,000 (2)	Nielsen Finance LLC / Nielsen Finance Co., 4.750%, 07/15/2031	225,844	0.0
1,150,000 (2)	Nielsen Finance LLC / Nielsen Finance Co., 5.875%, 10/01/2030	1,254,619	0.2
1,300,000 (2)	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	1,340,885	0.3
1,021,000 (2)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	1,045,162	0.2
650,000 (2)	Pilgrim’s Pride Corp., 4.250%, 04/15/2031	674,375	0.1
1,325,000 (2)	Pilgrim’s Pride Corp., 5.875%, 09/30/2027	1,412,848	0.3
625,000 (2)	Post Holdings, Inc., 4.625%, 04/15/2030	636,300	0.1
1,700,000 (2)	Post Holdings, Inc., 5.625%, 01/15/2028	1,807,168	0.3
1,300,000 (2)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	1,301,625	0.2
1,825,000 (2)	Select Medical Corp., 6.250%, 08/15/2026	1,947,841	0.4
1,300,000 (2)	Simmons Foods, Inc./ Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	1,312,961	0.2
700,000 (2)	Spectrum Brands, Inc., 5.500%, 07/15/2030	756,945	0.1
300,000 (2)	Square, Inc., 2.750%, 06/01/2026	305,625	0.1
800,000 (2)	Square, Inc., 3.500%, 06/01/2031	808,000	0.2
775,000 (2)	Tenet Healthcare Corp., 4.250%, 06/01/2029	785,656	0.2
1,450,000 (2)	Tenet Healthcare Corp., 6.125%, 10/01/2028	1,549,311	0.3
1,975,000	Tenet Healthcare Corp., 6.750%, 06/15/2023	2,157,688	0.4
1,695,000 (2)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	1,701,551	0.3
1,450,000 (2)	United Natural Foods, Inc., 6.750%, 10/15/2028	1,563,376	0.3
925,000	United Rentals North America, Inc., 4.875%, 01/15/2028	982,119	0.2
325,000	United Rentals North America, Inc., 5.250%, 01/15/2030	356,434	0.1
1,100,000 (2)	Vizient, Inc., 6.250%, 05/15/2027	1,167,166	0.2
		85,353,590	16.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: 14.7%
1,900,000 (2)	Aethon United BR L.P. / Aethon United Finance Corp., 8.250%, 02/15/2026	$2,059,552	0.4
825,000 (2)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	861,098	0.2
1,150,000 (2)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	1,199,502	0.2
1,250,000 (2)	Antero Resources Corp., 5.375%, 03/01/2030	1,277,350	0.2
300,000 (2)	Antero Resources Corp., 7.625%, 02/01/2029	333,390	0.1
1,500,000	Apache Corp., 4.375%, 10/15/2028	1,598,835	0.3
1,200,000	Apache Corp., 5.100%, 09/01/2040	1,258,500	0.2
795,000 (2)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	831,498	0.2
400,000 (2)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	425,884	0.1
1,000,000 (2)	Atlantica Sustainable Infrastructure PLC, 4.125%, 06/15/2028	1,020,050	0.2
1,200,000 (2)	Baytex Energy Corp., 5.625%, 06/01/2024	1,212,348	0.2
925,000 (2)	Baytex Energy Corp., 8.750%, 04/01/2027	933,186	0.2
1,300,000 (2)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 07/15/2026	1,363,323	0.3
600,000 (2)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/2025	651,000	0.1
685,000 (2)	Cheniere Energy Partners L.P., 4.000%, 03/01/2031	716,681	0.1
350,000 (2)	CNX Resources Corp., 6.000%, 01/15/2029	378,915	0.1
1,550,000 (2)	CNX Resources Corp., 7.250%, 03/14/2027	1,663,103	0.3
575,000	Continental Resources, Inc., 4.900%, 06/01/2044	651,923	0.1
375,000 (2)	Continental Resources, Inc./OK, 5.750%, 01/15/2031	449,531	0.1
1,525,000 (2)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 02/01/2029	1,599,344	0.3
725,000	DCP Midstream Operating L.P., 5.125%, 05/15/2029	802,169	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
595,000	DCP Midstream Operating L.P., 5.375%, 07/15/2025	$663,395	0.1
125,000	DCP Midstream Operating L.P., 5.600%, 04/01/2044	138,097	0.0
1,175,000	DCP Midstream Operating L.P., 5.625%, 07/15/2027	1,339,864	0.3
1,080,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	1,113,831	0.2
600,000 (2)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	633,816	0.1
625,000 (2)	DT Midstream, Inc., 4.125%, 06/15/2029	635,363	0.1
925,000 (2)	DT Midstream, Inc., 4.375%, 06/15/2031	946,312	0.2
1,275,000 (2)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	1,302,094	0.2
2,200,000	EnLink Midstream LLC, 5.375%, 06/01/2029	2,298,857	0.4
1,535,000 (2)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	1,607,145	0.3
555,000	EQM Midstream Partners L.P., 5.500%, 07/15/2028	600,832	0.1
725,000 (2)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	790,123	0.1
150,000 (2)	EQT Corp., 3.125%, 05/15/2026	153,916	0.0
150,000 (2)	EQT Corp., 3.625%, 05/15/2031	156,759	0.0
300,000 (1)	EQT Corp., 5.000%, 01/15/2029	334,905	0.1
800,000 (2)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	840,212	0.2
1,000,000 (2)	Hess Midstream Operations L.P., 5.625%, 02/15/2026	1,044,250	0.2
500,000 (2)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	521,953	0.1
900,000 (2)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	955,125	0.2
1,575,000 (2)	Independence Energy Finance LLC, 7.250%, 05/01/2026	1,658,790	0.3
1,300,000 (2)	Indigo Natural Resources LLC, 5.375%, 02/01/2029	1,360,177	0.3
750,000	Laredo Petroleum, Inc., 9.500%, 01/15/2025	791,220	0.1
600,000	Laredo Petroleum, Inc., 10.125%, 01/15/2028	660,600	0.1
1,750,000 (2)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	1,629,696	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
875,000	Murphy Oil Corp., 5.875%, 12/01/2027	$914,484	0.2
975,000	Murphy Oil Corp., 6.375%, 07/15/2028	1,029,308	0.2
1,000,000 (2)	Nabors Industries Ltd., 7.500%, 01/15/2028	962,000	0.2
590,000	Nabors Industries, Inc., 5.100%, 09/15/2023	573,554	0.1
1,300,000 (2)	Oasis Petroleum, Inc., 6.375%, 06/01/2026	1,357,174	0.3
2,725,000	Occidental Petroleum Corp., 4.200%, 03/15/2048	2,551,404	0.5
2,100,000	Occidental Petroleum Corp., 5.500%, 12/01/2025	2,327,105	0.4
2,770,000	Occidental Petroleum Corp., 6.625%, 09/01/2030	3,327,463	0.6
1,150,000	Occidental Petroleum Corp., 8.500%, 07/15/2027	1,452,053	0.3
1,800,000	Ovintiv Exploration, Inc., 5.375%, 01/01/2026	2,030,313	0.4
700,000	Ovintiv, Inc., 6.500%, 02/01/2038	933,438	0.2
1,125,000 (2)	Precision Drilling Corp., 6.875%, 01/15/2029	1,160,156	0.2
1,950,000 (2)	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.500%, 06/15/2025	2,026,148	0.4
1,300,000 (2)	SunCoke Energy, Inc., 4.875%, 06/30/2029	1,300,000	0.2
350,000 (2)	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	357,182	0.1
710,000	Sunoco L.P. / Sunoco Finance Corp., 6.000%, 04/15/2027	744,879	0.1
675,000 (2)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	687,731	0.1
900,000 (2)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 7.500%, 10/01/2025	988,488	0.2
1,925,000 (2)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	2,086,440	0.4
1,125,000 (2)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	1,132,256	0.2
1,900,000 (2)	Transocean, Inc., 7.500%, 01/15/2026	1,636,385	0.3
1,300,000 (2)	Vine Energy Holdings LLC, 6.750%, 04/15/2029	1,369,875	0.3
825,000 (2)	Viper Energy Partners L.P., 5.375%, 11/01/2027	861,799	0.2
525,000	Western Midstream Operating L.P., 5.300%, 03/01/2048	561,285	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
1,825,000	Western Midstream Operating L.P., 5.450%, 04/01/2044	$1,975,243	0.4
		77,810,677	14.7
	Financial: 7.0%
1,025,000	Ally Financial, Inc., 5.750%, 11/20/2025	1,177,936	0.2
1,300,000 (2)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	1,340,833	0.2
1,050,000 (2)	AssuredPartners, Inc., 5.625%, 01/15/2029	1,052,100	0.2
1,125,000 (2)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	1,151,111	0.2
1,775,000 (2)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	1,918,961	0.4
1,675,000 (2)	ESH Hospitality, Inc., 5.250%, 05/01/2025	1,708,249	0.3
545,000 (2)	Freedom Mortgage Corp., 6.625%, 01/15/2027	549,562	0.1
775,000 (2)	Freedom Mortgage Corp., 7.625%, 05/01/2026	807,779	0.1
1,375,000 (2)	Freedom Mortgage Corp., 8.250%, 04/15/2025	1,439,714	0.3
395,000 (2)	Iron Mountain, Inc., 5.000%, 07/15/2028	411,254	0.1
540,000 (2)	Iron Mountain, Inc., 5.250%, 07/15/2030	572,354	0.1
510,000 (2)	Iron Mountain, Inc., 5.625%, 07/15/2032	547,776	0.1
600,000 (2)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	600,750	0.1
600,000 (2)	LPL Holdings, Inc., 4.000%, 03/15/2029	604,341	0.1
1,150,000 (2)	LPL Holdings, Inc., 4.625%, 11/15/2027	1,195,074	0.2
300,000 (2)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 3.875%, 02/15/2029	305,455	0.1
665,000 (2)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 4.625%, 06/15/2025	711,796	0.1
775,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	840,257	0.2
300,000 (2)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	301,533	0.1
1,300,000 (2)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	1,362,127	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
325,000	MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	$328,655	0.1
1,400,000	MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	1,485,876	0.3
1,250,000 (2)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	1,246,250	0.2
1,550,000	Navient Corp., 4.875%, 03/15/2028	1,559,687	0.3
925,000	Navient Corp., 5.000%, 03/15/2027	958,994	0.2
550,000	Navient Corp., 7.250%, 09/25/2023	608,578	0.1
275,000	OneMain Finance Corp., 4.000%, 09/15/2030	272,937	0.0
2,100,000	OneMain Finance Corp., 5.375%, 11/15/2029	2,288,454	0.4
1,575,000 (2)	Quicken Loans LLC, 5.250%, 01/15/2028	1,655,719	0.3
1,650,000 (2)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/2029	1,727,204	0.3
1,775,000	SBA Communications Corp., 3.875%, 02/15/2027	1,827,141	0.3
1,475,000	Service Properties Trust, 4.375%, 02/15/2030	1,407,076	0.3
325,000	Service Properties Trust, 7.500%, 09/15/2025	368,247	0.1
1,025,000 (2)	Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/2024	1,060,875	0.2
950,000 (2)	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 6.500%, 02/15/2029	953,700	0.2
820,000 (2)	XHR L.P., 4.875%, 06/01/2029	847,675	0.2
		37,196,030	7.0
	Industrial: 8.6%
2,150,000 (2)(3)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500)%, 06/30/2027	2,261,972	0.4
400,000 (2)	Bombardier, Inc., 6.000%, 10/15/2022	401,318	0.1
1,300,000 (2)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	1,371,825	0.3
1,000,000 (2)	Builders FirstSource, Inc., 5.000%, 03/01/2030	1,052,860	0.2
1,510,000 (2)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	1,544,790	0.3
1,950,000 (2)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	2,052,375	0.4
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
1,125,000 (2)	Clark Equipment Co., 5.875%, 06/01/2025	$1,191,094	0.2
400,000 (2)	Clean Harbors, Inc., 4.875%, 07/15/2027	420,230	0.1
460,000 (2)	Clean Harbors, Inc., 5.125%, 07/15/2029	501,883	0.1
1,600,000 (2)	CP Atlas Buyer, Inc., 7.000%, 12/01/2028	1,662,560	0.3
1,200,000 (2)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	1,251,000	0.2
925,000 (1)(2)	GFL Environmental, Inc., 4.000%, 08/01/2028	915,126	0.2
865,000 (2)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	898,778	0.2
1,300,000 (2)	GrafTech Finance, Inc., 4.625%, 12/15/2028	1,338,603	0.2
1,175,000 (2)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	1,269,364	0.2
1,275,000 (2)	Granite US Holdings Corp., 11.000%, 10/01/2027	1,426,553	0.3
1,600,000 (2)	Imola Merger Corp., 4.750%, 05/15/2029	1,648,000	0.3
575,000 (2)(3)	Intelligent Packaging Holdco Issuer L.P., 9.000% (PIK Rate 9.750%, Cash Rate 9.000)%, 01/15/2026	592,121	0.1
1,475,000 (2)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	1,537,916	0.3
1,450,000 (2)	Koppers, Inc., 6.000%, 02/15/2025	1,501,497	0.3
850,000 (2)	Madison IAQ LLC, 5.875%, 06/30/2029	865,937	0.2
1,665,000 (2)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	1,871,876	0.4
1,200,000	Park-Ohio Industries, Inc., 6.625%, 04/15/2027	1,225,272	0.2
1,675,000 (2)	PGT Innovations, Inc., 6.750%, 08/01/2026	1,772,753	0.3
1,870,000 (1)(2)	Plastipak Holdings, Inc., 6.250%, 10/15/2025	1,918,480	0.4
1,300,000 (2)	Rolls-Royce PLC, 5.750%, 10/15/2027	1,433,614	0.3
1,255,000	Silgan Holdings, Inc., 4.125%, 02/01/2028	1,304,058	0.2
807,000 (2)	SSL Robotics LLC, 9.750%, 12/31/2023	891,574	0.2
1,325,000 (2)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	1,425,647	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
950,000 (2)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	$1,010,648	0.2
925,000 (2)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	982,489	0.2
900,000 (2)	TransDigm, Inc., 4.625%, 01/15/2029	902,961	0.2
1,000,000	TransDigm, Inc., 5.500%, 11/15/2027	1,043,750	0.2
1,200,000	TransDigm, Inc., 6.375%, 06/15/2026	1,244,664	0.2
1,025,000 (2)	Vertical Holdco GmbH, 7.625%, 07/15/2028	1,114,370	0.2
1,250,000 (2)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	1,298,075	0.2
		45,146,033	8.6
	Technology: 4.5%
1,575,000 (2)	Ascend Learning LLC, 6.875%, 08/01/2025	1,603,082	0.3
1,305,000 (2)	Austin BidCo, Inc., 7.125%, 12/15/2028	1,339,857	0.3
1,050,000 (2)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	1,073,662	0.2
300,000 (2)	Booz Allen Hamilton, Inc., 4.000%, 07/01/2029	307,125	0.1
465,000 (2)	BY Crown Parent LLC / BY Bond Finance, Inc., 4.250%, 01/31/2026	488,017	0.1
1,205,000 (2)	BY Crown Parent LLC, 7.375%, 10/15/2024	1,229,124	0.2
1,300,000 (2)	Castle US Holding Corp., 9.500%, 02/15/2028	1,361,035	0.3
570,000	CDW LLC / CDW Finance Corp., 3.250%, 02/15/2029	578,236	0.1
625,000	CDW LLC / CDW Finance Corp., 4.125%, 05/01/2025	654,000	0.1
1,000,000	CDW LLC / CDW Finance Corp., 5.500%, 12/01/2024	1,115,980	0.2
1,250,000	Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	1,298,750	0.3
1,705,000	Microchip Technology, Inc., 4.250%, 09/01/2025	1,790,531	0.4
1,220,000 (2)	NCR Corp., 5.125%, 04/15/2029	1,259,650	0.2
200,000 (2)	Open Text Corp., 3.875%, 02/15/2028	203,160	0.0
685,000 (2)	Open Text Corp., 5.875%, 06/01/2026	710,503	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
1,200,000 (2)	Open Text Holdings, Inc., 4.125%, 02/15/2030	$1,225,260	0.2
1,400,000 (1)(2)	Rackspace Technology Global, Inc., 5.375%, 12/01/2028	1,436,750	0.3
1,645,000 (2)	Rocket Software, Inc., 6.500%, 02/15/2029	1,634,571	0.3
1,045,000 (2)	Science Applications International Corp., 4.875%, 04/01/2028	1,099,680	0.2
1,230,000 (2)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	1,250,762	0.2
500,000 (2)	Veritas US, Inc. / Veritas Bermuda Ltd.., 10.500%, 02/01/2024	515,198	0.1
1,400,000 (2)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 09/01/2025	1,461,642	0.3
		23,636,575	4.5
	Utilities: 1.3%
1,300,000 (2)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	1,365,273	0.2
1,350,000 (2)	Drax Finco PLC, 6.625%, 11/01/2025	1,398,256	0.3
1,550,000 (2)	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/2023	1,552,247	0.3
225,000 (2)	NRG Energy, Inc., 3.375%, 02/15/2029	220,952	0.0
1,100,000	NRG Energy, Inc., 6.625%, 01/15/2027	1,140,117	0.2
450,000 (2)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	465,370	0.1
900,000 (2)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	934,875	0.2
		7,077,090	1.3
	Total Corporate Bonds/Notes (Cost $480,946,939)	510,260,163	96.7
BANK LOANS: 0.4%
	Consumer, Cyclical: 0.3%
1,484,279	Golden Nugget LLC TL B 1L, 3.250%, (US0001M + 2.500)%, 10/04/2023	1,474,769	0.3

	Health Care: 0.1%
704,366	Bausch Health Companies, Inc. 2018 Term Loan B, 3.104%, (US0001M + 3.000)%, 06/02/2025	702,385	0.1
	Total Bank Loans (Cost $2,094,620)	2,177,154	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: 0.1%
	Communications: 0.1%
400,000	DISH Network Corp., 3.375%, 08/15/2026	$409,200	0.1

	Financial: 0.0%
499,200 (2)(5)	Lehman Brothers Holdings, Inc., 8.160%, 05/30/2009	577	0.0
	Total Convertible Bonds/ Notes (Cost $844,544)	409,777	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: 0.4%
	Consumer Discretionary: —%
1,476 (2)(6)(7)	Perseus Holding Corp.	—	—

	Consumer Staples: 0.4%
107,541 (6)(7)	Southeastern Grocers, Inc.	1,962,623	0.4

	Energy: 0.0%
2 (7)	Amplify Energy Corp.	8	0.0
424,441 (6)(7)	Ascent Resources — Utica LLC	5,093	0.0
		5,101	0.0
	Health Care: 0.0%
26 (7)	Option Care Health, Inc.	569	0.0

	Information Technology: 0.0%
1 (7)	Avaya Holdings Corp.	27	0.0
	Total Common Stock (Cost $768,535)	1,968,320	0.4
PREFERRED STOCK: —%
	Consumer Discretionary: —%
775 (2)(6)(7)	Perseus Holding Corp.	—	—
	Total Preferred Stock (Cost $—)	—	—
WARRANTS: —%
	Health Care: —%
126 (6)(7)	Option Care Health, Inc. – Class A	—	—
126 (6)(7)	Option Care Health, Inc. – Class B	—	—
	Total Warrants (Cost $—)	—	—
OTHER (8): —%
	Communications: —%
1,445,000 (6)(9)	Millicom International Cellular S.A. (Escrow)	—	—
Shares		Value	Percentage of Net Assets
Energy: —%
2,000 (6)(9)	Green Field Energy Services, Inc. (Escrow)	$—	—
	Total Other (Cost $—)	—	—
	Total Long-Term Investments (Cost $484,654,638)	514,815,414	97.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.1%
	U.S. Treasury Bills: 1.6%
4,500,000 (10)	United States Treasury Bill, 0.040%, 09/09/2021	4,499,628	0.9
2,250,000 (10)	United States Treasury Bill, 0.040%, 09/16/2021	2,249,807	0.4
1,500,000 (10)	United States Treasury Bill, 0.040%, 11/26/2021	1,499,735	0.3
	Total U.S. Treasury Bills (Cost $8,249,519)	8,249,170	1.6

	Repurchase Agreements: 4.2%
5,517,900 (11)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $5,517,908, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-9.000%, Market Value plus accrued interest $5,628,258, due 07/25/21-05/20/71)	5,517,900	1.0
4,045,116 (11)	Citadel Securities LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $4,045,126, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $4,126,029, due 07/01/21-11/15/50)	4,045,116	0.8

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,917,172 (11)	JVB Financial Group LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $1,917,177, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,955,515, due 08/01/21-06/01/51)	$1,917,172	0.4
2,435,762 (11)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $2,435,766, collateralized by various U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $2,484,481, due 05/01/24-04/20/71)	2,435,762	0.5
2,842,124 (11)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $2,842,128, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,898,967, due 08/01/21-04/15/62)	2,842,124	0.5
3,882,838 (11)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/21, 0.11%, due 07/01/21 (Repurchase Amount $3,882,850, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,960,918, due 07/15/23-02/15/48)	3,882,838	0.7
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,578,405 (11)	Stonex Financial Inc., Repurchase Agreement dated 06/30/21, 0.10%, due 07/01/21 (Repurchase Amount $1,578,409, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.320%-9.000%, Market Value plus accrued interest $1,609,973, due 12/01/21-05/20/71)	$1,578,405	0.3
	Total Repurchase Agreements (Cost $22,219,317)	22,219,317	4.2

Shares		Percentage of Net Assets	Value
	Mutual Funds: 0.3%
473,000 (11)(12)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	473,000	0.1
455,000 (11)(12)	Goldman Sachs Financial Square Government Fund – Institutional Shares, 0.020%	455,000	0.1
560,000 (11)(12)	Morgan Stanley Institutional Liquidity Funds – Government Portfolio (Institutional Share Class), 0.030%	560,000	0.1
	Total Mutual Funds (Cost $1,488,000)	1,488,000	0.3
	Total Short-Term Investments (Cost $31,956,836)	31,956,487	6.1
	Total Investments in Securities (Cost $516,611,474)	$546,771,901	103.7
	Liabilities in Excess of Other Assets	(19,356,742)	(3.7)
	Net Assets	$527,415,159	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Security, or a portion of the security, is on loan.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2021 (Unaudited) (continued)

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.

(4)
Variable rate security. Rate shown is the rate in effect as of June 30, 2021.

(5)
Defaulted security.

(6)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(7)
Non-income producing security.

(8)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(9)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2021, the Portfolio held restricted securities with a fair value of $— or 0.0% of net assets. Please refer to the table below for additional details.

(10)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2021.

(11)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(12)
Rate shown is the 7-day yield as of June 30, 2021.

Reference Rate Abbreviations:
US0001M  1-month LIBOR
Investment Type Allocation as of June 30, 2021 (as a percentage of net assets)

Corporate Bonds/Notes	96.7%
Bank Loans	0.4%
Common Stock	0.4%
Convertible Bonds/Notes	0.1%
Assets in Excess of Other Liabilities*	2.4%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$—	$—	$—
Consumer Staples	—	—	1,962,623	1,962,623
Energy	8	—	5,093	5,101
Health Care	569	—	—	569
Information Technology	27	—	—	27
Total Common Stock	604	—	1,967,716	1,968,320
Preferred Stock	—	—	—	—
Warrants	—	—	—	—
Corporate Bonds/Notes	—	510,260,163	—	510,260,163
Convertible Bonds/Notes	—	409,777	—	409,777
Other	—	—	—	—
Bank Loans	—	2,177,154	—	2,177,154
Short-Term Investments	1,488,000	30,468,487	—	31,956,487
Total Investments, at fair value	$1,488,604	$543,315,581	$1,967,716	$546,771,901

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At June 30, 2021, Voya High Yield Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Green Field Energy Services, Inc. (Escrow)	8/25/2019	$—	$—
Millicom International Cellular S.A. (Escrow)	9/9/2017	—	—
		$—	$—
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2021 (Unaudited) (continued)

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $517,198,347.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$31,177,318
Gross Unrealized Depreciation	(1,603,764)
Net Unrealized Appreciation	$29,573,554
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Large Cap Growth Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.9%
	Communication Services: 11.6%
14,944 (1)	Alphabet, Inc. - Class A	$36,490,110	0.6
1,183,387 (1)	Facebook, Inc. - Class A	411,475,494	6.8
360,684 (1)	ROBLOX Corp.	32,454,346	0.6
945,012 (1)	Snap, Inc.	64,393,118	1.1
210,842 (1)	Spotify Technology SA	58,105,947	1.0
520,831 (1)	Take-Two Interactive Software, Inc.	92,197,503	1.5
		695,116,518	11.6
	Consumer Discretionary: 18.6%
156,288 (1)	Amazon.com, Inc.	537,655,726	8.9
36,198 (1)	Chipotle Mexican Grill, Inc.	56,119,207	1.0
507,988	Darden Restaurants, Inc.	74,161,168	1.2
595,129 (1)	Expedia Group, Inc.	97,428,569	1.6
730,778	Nike, Inc. - Class B	112,897,893	1.9
140,144 (1)	O’Reilly Automotive, Inc.	79,350,934	1.3
881,578	Ross Stores, Inc.	109,315,672	1.8
619,837 (1)	Royal Caribbean Cruises Ltd.	52,859,700	0.9
		1,119,788,869	18.6
	Consumer Staples: 3.9%
396,167	Constellation Brands, Inc.	92,659,499	1.5
1,440,524	Philip Morris International, Inc.	142,770,334	2.4
		235,429,833	3.9
	Financials: 2.4%
248,267	Discover Financial Services	29,367,503	0.5
215,747	MSCI, Inc. - Class A	115,010,411	1.9
		144,377,914	2.4
	Health Care: 10.0%
285,865	Agilent Technologies, Inc.	42,253,706	0.7
77,623 (1)	Align Technology, Inc.	47,427,653	0.8
512,640 (2)	AstraZeneca PLC ADR	30,707,136	0.5
291,251	Danaher Corp.	78,160,118	1.3
259,729 (1)	DexCom, Inc.	110,904,283	1.8
575,395	Eli Lilly & Co.	132,064,661	2.2
849,088 (1)	Horizon Therapeutics Plc	79,508,600	1.3
115,066	Teleflex, Inc.	46,232,368	0.8
108,939 (1)	Veeva Systems, Inc.	33,874,582	0.6
		601,133,107	10.0
	Industrials: 5.9%
436,389	Ametek, Inc.	58,257,932	1.0
396,110 (1)(2)	CoStar Group, Inc.	32,805,830	0.5
2,660,595	CSX Corp.	85,351,888	1.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
470,380	Eaton Corp. PLC	$69,700,908	1.1
506,541	Quanta Services, Inc.	45,877,418	0.8
34,835 (1)	TransDigm Group, Inc.	22,548,347	0.4
361,628	Waste Connections, Inc.	43,189,232	0.7
		357,731,555	5.9
	Information Technology: 44.2%
304,797 (1)	Adobe, Inc.	178,501,315	3.0
1,586,371 (1)	Advanced Micro Devices, Inc.	149,007,828	2.5
2,781,961	Apple, Inc.	381,017,379	6.3
311,513 (1)	Autodesk, Inc.	90,930,645	1.5
331,831	CDW Corp.	57,954,284	1.0
331,742	Entegris, Inc.	40,794,314	0.7
167,432 (1)	Five9, Inc.	30,705,354	0.5
306,948	Intuit, Inc.	150,456,701	2.5
142,311	Lam Research Corp.	92,601,768	1.5
1,870,435	Marvell Technology, Inc.	109,102,474	1.8
70,839	Mastercard, Inc. - Class A	25,862,611	0.4
1,076,708	Microsoft Corp.	291,680,197	4.9
70,888	Monolithic Power Systems, Inc.	26,473,124	0.4
152,227	Motorola Solutions, Inc.	33,010,425	0.6
180,889	Nvidia Corp.	144,729,289	2.4
230,850 (1)	Paycom Software, Inc.	83,907,049	1.4
725,280 (1)	PayPal Holdings, Inc.	211,404,614	3.5
770,253	Qualcomm, Inc.	110,092,261	1.8
112,408 (1)	RingCentral, Inc.	32,663,517	0.5
114,264 (1)	ServiceNow, Inc.	62,793,781	1.0
109,843 (1)	Twilio, Inc.	43,295,717	0.7
1,171,225	Visa, Inc. - Class A	273,855,829	4.6
78,890 (1)	Zebra Technologies Corp.	41,771,466	0.7
		2,662,611,942	44.2
	Materials: 1.0%
99,778	Air Products & Chemicals, Inc.	28,704,135	0.5
296,134	Crown Holdings, Inc.	30,267,856	0.5
		58,971,991	1.0
	Real Estate: 1.3%
235,867	SBA Communications Corp.	75,170,813	1.3
	Total Common Stock (Cost $4,661,565,061)	5,950,332,542	98.9

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Large Cap Growth Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Repurchase Agreements: 0.5%
1,453,054 (3)	Bethesda Securities LLC, Repurchase Agreement dated 06/30/21, 0.08%, due 07/01/21 (Repurchase Amount $1,453,057, collateralized by various U.S. Government Agency Obligations, 1.500%-6.500%, Market Value plus accrued interest $1,482,115, due 01/01/25-04/01/51)	$1,453,054	0.0
2,933,682 (3)	BNP Paribas S.A., Repurchase Agreement dated 06/30/21, 0.20%, due 07/01/21 (Repurchase Amount $2,933,698, collateralized by various U.S. Government Securities, 1.350%-9.150%, Market Value plus accrued interest $3,077,745, due 09/19/22-01/27/40)	2,933,682	0.0
8,245,300 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $8,245,311, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-9.000%, Market Value plus accrued interest $8,410,206, due 07/25/21-05/20/71)	8,245,300	0.1
4,101,985 (3)	Citadel Securities LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $4,101,995, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $4,184,035, due 07/01/21-11/15/50)	4,101,985	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,109,564 (3)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $3,109,568, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $3,171,755, due 11/30/21-07/01/51)	$3,109,564	0.1
2,378,589 (3)	JVB Financial Group LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $2,378,595, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%- 7.000%, Market Value plus accrued interest $2,426,161, due 08/01/21-06/01/51)	2,378,589	0.0
3,021,992 (3)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $3,021,997, collateralized by various U.S. Government Agency Obligations, 0.500%- 7.500%, Market Value plus accrued interest $3,082,437, due 05/01/24-04/20/71)	3,021,992	0.1
5,139,029 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/21, 0.11%, due 07/01/21 (Repurchase Amount $5,139,044, collateralized by various U.S. Government Securities, 0.125%- 3.875%, Market Value plus accrued interest $5,242,369, due 07/15/23-02/15/48)	5,139,029	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Large Cap Growth Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,958,287 (3)	Stonex Financial Inc., Repurchase Agreement dated 06/30/21, 0.10%, due 07/01/21 (Repurchase Amount $1,958,292, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.320%-9.000%, Market Value plus accrued interest $1,997,453, due 12/01/21-05/20/71)	$1,958,287	0.0
	Total Repurchase Agreements (Cost $32,341,482)	32,341,482	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
52,812,000 (3)(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	52,812,000	0.9
1,028,000 (3)(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.020%	1,028,000	0.0
1,028,000 (3)(4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	1,028,000	0.0
Shares	Value	Percentage of Net Assets
	Mutual Funds (continued)
Total Mutual Funds (Cost $54,868,000)	$54,868,000	0.9
Total Short-Term Investments (Cost $87,209,482)	87,209,482	1.4
Total Investments in Securities (Cost $4,748,774,543)	$6,037,542,024	100.3
Liabilities in Excess of Other Assets	(16,983,405)	(0.3)
Net Assets	$6,020,558,619	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of June
Sector Diversification as of June 30, 2021 (as a percentage of net assets)

Information Technology	44.2%
Consumer Discretionary	18.6%
Communication Services	11.6%
Health Care	10.0%
Industrials	5.9%
Consumer Staples	3.9%
Financials	2.4%
Real Estate	1.3%
Materials	1.0%
Assets in Excess of Other Liabilities*	1.1%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.
30, 2021.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$5,950,332,542	$—	$—	$5,950,332,542
Short-Term Investments	54,868,000	32,341,482	—	87,209,482
Total Investments, at fair value	$6,005,200,542	$32,341,482	$—	$6,037,542,024

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Large Cap Growth Portfolio	as of June 30, 2021 (Unaudited) (continued)

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $4,769,134,466.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,303,442,143
Gross Unrealized Depreciation	(35,034,584)
Net Unrealized Appreciation	$1,268,407,559
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.8%
	Communication Services: 8.5%
159,891	Activision Blizzard, Inc.	$15,259,997	1.4
785,739	AT&T, Inc.	22,613,568	2.0
420,891	Fox Corp. - Class A	15,627,683	1.4
324,556	Interpublic Group of Cos., Inc.	10,544,825	1.0
170,212 (1)	Walt Disney Co.	29,918,163	2.7
		93,964,236	8.5

	Consumer Discretionary: 6.2%
131,731 (1)	Caesars Entertainment, Inc.	13,667,091	1.2
85,564 (1)(2)	Expedia Group, Inc.	14,007,682	1.3
437,901	Gap, Inc.	14,735,369	1.3
80,910	Nike, Inc. - Class B	12,499,786	1.1
164,117 (1)	Royal Caribbean Cruises Ltd.	13,995,898	1.3
		68,905,826	6.2

	Consumer Staples: 7.4%
352,446	Coca-Cola Co.	19,070,853	1.7
48,309	Constellation Brands, Inc.	11,298,992	1.0
312,959	Philip Morris International, Inc.	31,017,367	2.8
146,821	Walmart, Inc.	20,704,697	1.9
		82,091,909	7.4

	Energy: 5.7%
337,176	BP PLC ADR	8,908,190	0.8
144,606	Chevron Corp.	15,146,033	1.4
283,436	ConocoPhillips	17,261,252	1.5
128,154	Diamondback Energy, Inc.	12,032,379	1.1
125,789	Valero Energy Corp.	9,821,605	0.9
		63,169,459	5.7

	Financials: 21.1%
298,824 (2)	Apollo Global Management, Inc.	18,586,853	1.7
102,370	Assurant, Inc.	15,988,147	1.4
993,474	Bank of America Corp.	40,960,933	3.7
370,478	Bank of New York Mellon Corp.	18,979,588	1.7
135,680	Chubb Ltd.	21,564,979	2.0
377,440	Citigroup, Inc.	26,703,880	2.4
41,611	Goldman Sachs Group, Inc.	15,792,623	1.4
458,524	Synchrony Financial	22,247,584	2.0
385,920	Truist Financial Corp.	21,418,560	1.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
555,780	US Bancorp	$31,662,787	2.9
		233,905,934	21.1

	Health Care: 17.1%
158,840	Alcon, Inc.	11,160,098	1.0
295,881	Bristol-Myers Squibb Co.	19,770,768	1.8
47,237	Cigna Corp.	11,198,476	1.0
82,480	Eli Lilly & Co.	18,930,810	1.7
214,656	Johnson & Johnson	35,362,430	3.2
36,208	McKesson Corp.	6,924,418	0.6
173,565	Medtronic PLC	21,544,624	2.0
37,866	Thermo Fisher Scientific, Inc.	19,102,261	1.7
79,076	UnitedHealth Group, Inc.	31,665,193	2.9
85,392	Zimmer Biomet Holdings, Inc.	13,732,741	1.2
		189,391,819	17.1

	Industrials: 11.6%
520,200 (1)	Howmet Aerospace, Inc.	17,931,294	1.6
100,063	L3Harris Technologies, Inc.	21,628,617	2.0
720,282	nVent Electric PLC	22,501,610	2.0
43,422	Old Dominion Freight Line	11,020,504	1.0
339,816	Raytheon Technologies Corp.	28,989,703	2.6
92,928	Ryder System, Inc.	6,907,338	0.6
72,455	Timken Co.	5,839,148	0.5
45,074 (1)	United Rentals, Inc.	14,379,057	1.3
		129,197,271	11.6

	Information Technology: 9.2%
144,787	Dolby Laboratories, Inc.	14,231,114	1.3
160,820 (1)	Fiserv, Inc.	17,190,050	1.5
96,491	Microchip Technology, Inc.	14,448,562	1.3
116,329	Motorola Solutions, Inc.	25,225,943	2.3
69,469	NXP Semiconductor NV -NXPI -US	14,291,163	1.3
136,097	SYNNEX Corp.	16,571,171	1.5
		101,958,003	9.2

	Materials: 4.2%
32,913	Air Products & Chemicals, Inc.	9,468,412	0.8
173,417 (1)	Alcoa Corp.	6,388,682	0.6
228,698	CF Industries Holdings, Inc.	11,766,512	1.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
102,221	Eastman Chemical Co.	$11,934,302	1.1
45,611	Reliance Steel & Aluminum Co.	6,882,700	0.6
		46,440,608	4.2

	Real Estate: 4.2%
246,247	American Homes 4 Rent	9,566,696	0.9
62,242	ProLogis, Inc.	7,439,786	0.7
116,012 (1)	Ryman Hospitality Properties	9,160,307	0.8
182,414	Spirit Realty Capital, Inc.	8,726,686	0.8
235,452	UDR, Inc.	11,532,439	1.0
		46,425,914	4.2

	Utilities: 4.6%
132,079	Ameren Corp.	10,571,603	1.0
90,771	Entergy Corp.	9,049,869	0.8
284,524	Exelon Corp.	12,607,258	1.1
109,668	NextEra Energy, Inc.	8,036,471	0.7
440,822 (1)(3)	PRIME AET&D Holdings NO 1	—	—
175,877	Public Service Enterprise Group, Inc.	10,506,892	1.0
		50,772,093	4.6
	Total Common Stock (Cost $922,113,632)	1,106,223,072	99.8
OTHER (4):—%
	Communications: —%
32,517 (3)(5)	Tribune Co. (Escrow)	—	—

	Energy: —%
1,685,000 (3)(5)	Samson Investment Co. (Escrow)	—	—
	Total Other (Cost $30,842)	—	—

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: —%
Financial: —%
1,216,000 (3)(6)	Tropicana Entertainment LLC / Tropicana Finance Corp., 9.625%, 12/15/2014	—	—
	Total Corporate Bonds/Notes (Cost $787,908)	—	—
	Total Long-Term Investments (Cost $922,932,382)	1,106,223,072	99.8
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Repurchase Agreements: 1.1%
3,060,600 (7)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $3,060,604, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-9.000%, Market Value plus accrued interest $3,121,812, due 07/25/21-05/20/71)	$3,060,600	0.3
1,083,550 (7)	JVB Financial Group LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $1,083,553, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,105,221, due 08/01/21-06/01/51)	1,083,550	0.1
1,376,647 (7)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $1,376,649, collateralized by various U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,404,182, due 05/01/24-04/20/71)	1,376,647	0.1
3,060,600 (7)	Palafox Trading LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $3,060,608, collateralized by various U.S. Government Securities, 1.125%, Market Value plus accrued interest $3,121,821, due 02/28/27)	3,060,600	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,719,292 (7)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,719,294, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,753,678, due 08/01/21-04/15/62)	$1,719,292	0.1
2,181,220 (7)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/21, 0.11%, due 07/01/21 (Repurchase Amount $2,181,227, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,225,082, due 07/15/23-02/15/48)	2,181,220	0.2
	Total Repurchase Agreements (Cost $12,481,909)	12,481,909	1.1

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.3%
2,524,000 (7)(8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	2,524,000	0.2
334,000 (7)(8)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.020%	334,000	0.1
	Total Mutual Funds (Cost $2,858,000)	2,858,000	0.3
	Total Short-Term Investments (Cost $15,339,909)	$15,339,909	1.4
Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds (continued)
Total Investments in Securities (Cost $938,272,291)	$1,121,562,981	101.2
Liabilities in Excess of Other Assets	(12,932,830)	(1.2)
Net Assets	$1,108,630,151	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(5)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2021, the Portfolio held restricted securities with a fair value of $— or 0.0% of net assets. Please refer to the table below for additional details.

(6)
Defaulted security.

(7)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(8)
Rate shown is the 7-day
Sector Diversification as of June 30, 2021 (as a percentage of net assets)

Financials	21.1%
Health Care	17.1%
Industrials	11.6%
Information Technology	9.2%
Communication Services	8.5%
Consumer Staples	7.4%
Consumer Discretionary	6.2%
Energy	5.7%
Utilities	4.6%
Materials	4.2%
Real Estate	4.2%
Assets in Excess of Other Liabilities*	0.2%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.
yield as of June 30, 2021.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Portfolio	as of June 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$93,964,236	$—	$—	$93,964,236
Consumer Discretionary	68,905,826	—	—	68,905,826
Consumer Staples	82,091,909	—	—	82,091,909
Energy	63,169,459	—	—	63,169,459
Financials	233,905,934	—	—	233,905,934
Health Care	189,391,819	—	—	189,391,819
Industrials	129,197,271	—	—	129,197,271
Information Technology	101,958,003	—	—	101,958,003
Materials	46,440,608	—	—	46,440,608
Real Estate	46,425,914	—	—	46,425,914
Utilities	50,772,093	—	—	50,772,093
Total Common Stock	1,106,223,072	—	—	1,106,223,072
Corporate Bonds/Notes	—	—	—	—
Other	—	—	—	—
Short-Term Investments	2,858,000	12,481,909	—	15,339,909
Total Investments, at fair value	$1,109,081,072	$12,481,909	$—	$1,121,562,981

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At June 30, 2021, Voya Large Cap Value Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Samson Investment Co. (Escrow)	6/28/2017	$30,842	$—
Tribune Co. (Escrow)	8/16/2015	—	—
		$30,842	$—
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $960,274,385.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$189,048,542
Gross Unrealized Depreciation	(27,612,492)
Net Unrealized Appreciation	$161,436,050
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2021 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 32.9%
	Basic Materials: 0.5%
430,000	Eastman Chemical Co., 3.500%, 12/01/2021	$435,674	0.1
500,000 (1)	Georgia-Pacific LLC, 1.750%, 09/30/2025	513,172	0.1
300,000	LYB International Finance III LLC, 2.875%, 05/01/2025	318,728	0.1
280,000	Nucor Corp., 2.000%, 06/01/2025	289,955	0.1
425,000	Nutrien Ltd., 3.150%, 10/01/2022	436,382	0.1
		1,993,911	0.5
	Communications: 1.9%
560,000	Alibaba Group Holding Ltd., 2.800%, 06/06/2023	582,473	0.1
669,000	Amazon.com, Inc., 0.450%, 05/12/2024	667,711	0.2
370,000	AT&T, Inc., 1.700%, 03/25/2026	373,976	0.1
335,000	AT&T, Inc., 4.050%, 12/15/2023	363,158	0.1
472,000	Bell Canada, 0.750%, 03/17/2024	473,333	0.1
413,000	British Telecommunications PLC, 4.500%, 12/04/2023	450,054	0.1
500,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	517,711	0.1
599,000	Fox Corp., 4.030%, 01/25/2024	649,154	0.2
280,000	Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	282,468	0.1
653,000 (1)	NTT Finance Corp., 0.583%, 03/01/2024	652,375	0.2
185,000 (1)	Sky Ltd., 3.125%, 11/26/2022	191,970	0.0
408,000	T-Mobile USA, Inc., 3.500%, 04/15/2025	443,316	0.1
405,000	TWDC Enterprises 18 Corp., 2.125%, 09/13/2022	413,229	0.1
600,000	TWDC Enterprises 18 Corp., 2.450%, 03/04/2022	609,157	0.2
471,000	Verizon Communications, Inc., 0.850%, 11/20/2025	466,095	0.1
472,000	Verizon Communications, Inc., 3.500%, 11/01/2024	510,911	0.1
		7,647,091	1.9
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: 2.2%
358,000 (1)	7-Eleven, Inc., 0.950%, 02/10/2026	$351,767	0.1
433,000	American Honda Finance Corp., 0.650%, 09/08/2023	435,094	0.1
509,000	American Honda Finance Corp., 0.875%, 07/07/2023	513,835	0.1
390,000	American Honda Finance Corp., 2.050%, 01/10/2023	400,418	0.1
236,000 (1)	BMW US Capital LLC, 0.800%, 04/01/2024	237,156	0.1
400,000 (1)	BMW US Capital LLC, 3.400%, 08/13/2021	401,463	0.1
431,000 (1)	BMW US Capital LLC, 3.900%, 04/09/2025	475,489	0.1
460,000 (1)	Daimler Finance North America LLC, 3.400%, 02/22/2022	469,270	0.1
250,000	Delta Air Lines 2019-1 Class A Pass Through Trust, 3.404%, 10/25/2025	256,877	0.1
177,380	Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	180,243	0.0
256,000 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	275,224	0.1
453,000	General Motors Financial Co., Inc., 1.050%, 03/08/2024	455,730	0.1
466,000	General Motors Financial Co., Inc., 1.700%, 08/18/2023	475,761	0.1
536,000	PACCAR Financial Corp., 0.350%, 08/11/2023	535,465	0.1
450,000 (1)	Panasonic Corp., 2.536%, 07/19/2022	458,995	0.1
623,000	Ross Stores, Inc., 4.600%, 04/15/2025	703,561	0.2
330,000 (1)	Toyota Industries Corp., 3.110%, 03/12/2022	335,876	0.1
474,000	Toyota Motor Corp., 0.681%, 03/25/2024	474,972	0.1
742,000	Toyota Motor Credit Corp., 0.500%, 08/14/2023	743,639	0.2
240,843	US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	252,084	0.1
276,000	WW Grainger, Inc., 1.850%, 02/15/2025	285,901	0.1
		8,718,820	2.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: 5.1%
640,000	AbbVie, Inc., 2.300%, 11/21/2022	$657,044	0.2
517,000	AbbVie, Inc., 2.600%, 11/21/2024	545,362	0.1
165,000	AbbVie, Inc., 2.900%, 11/06/2022	170,524	0.0
83,000	AbbVie, Inc., 3.375%, 11/14/2021	83,959	0.0
850,000	AbbVie, Inc., 3.450%, 03/15/2022	864,387	0.2
500,000	Altria Group, Inc., 2.350%, 05/06/2025	523,203	0.1
326,000	AmerisourceBergen Corp., 0.737%, 03/15/2023	326,630	0.1
385,000	Anthem, Inc., 3.500%, 08/15/2024	414,868	0.1
644,000	BAT International Finance PLC, 1.668%, 03/25/2026	644,135	0.2
426,000	Becton Dickinson and Co., 2.894%, 06/06/2022	435,428	0.1
386,000	Boston Scientific Corp., 1.900%, 06/01/2025	398,538	0.1
506,000	Bristol-Myers Squibb Co., 0.750%, 11/13/2025	501,833	0.1
355,000	Bristol-Myers Squibb Co., 2.600%, 05/16/2022	362,644	0.1
587,000	Bunge Ltd. Finance Corp., 1.630%, 08/17/2025	594,712	0.2
376,000	Cardinal Health, Inc., 2.616%, 06/15/2022	383,647	0.1
219,000 (1)	Cargill, Inc., 1.375%, 07/23/2023	223,167	0.1
274,000	Cigna Corp., 1.250%, 03/15/2026	274,941	0.1
394,000	Constellation Brands, Inc., 3.200%, 02/15/2023	410,788	0.1
685,000	DH Europe Finance II Sarl, 2.050%, 11/15/2022	700,908	0.2
250,000	Diageo Capital PLC, 1.375%, 09/29/2025	254,347	0.1
587,000 (1)	Element Fleet Management Corp., 3.850%, 06/15/2025	632,282	0.2
900,000	General Mills, Inc., 3.150%, 12/15/2021	905,427	0.2
411,000	Gilead Sciences, Inc., 0.750%, 09/29/2023	411,219	0.1
770,000	Gilead Sciences, Inc., 1.950%, 03/01/2022	777,299	0.2
458,000	Global Payments, Inc., 1.200%, 03/01/2026	453,994	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
417,000	Hershey Co/The, 0.900%, 06/01/2025	$418,577	0.1
664,000	Hormel Foods Corp., 0.650%, 06/03/2024	665,536	0.2
446,000	Illumina, Inc., 0.550%, 03/23/2023	446,827	0.1
370,000 (1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	379,713	0.1
140,000	Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	149,302	0.0
400,000	Laboratory Corp. of America Holdings, 3.600%, 02/01/2025	433,055	0.1
440,000 (1)	Mondelez International Holdings Netherlands BV, 2.125%, 09/19/2022	449,264	0.1
633,000 (1)	Mylan, Inc., 3.125%, 01/15/2023	656,155	0.2
345,000	PayPal Holdings, Inc., 2.200%, 09/26/2022	353,328	0.1
875,000 (1)	Royalty Pharma PLC, 0.750%, 09/02/2023	877,990	0.2
486,000 (1)	Seven & i Holdings Co. Ltd., 3.350%, 09/17/2021	489,059	0.1
702,000	Stryker Corp., 0.600%, 12/01/2023	701,786	0.2
470,000 (1)	Triton Container International Ltd., 1.150%, 06/07/2024	469,205	0.1
413,000	UnitedHealth Group, Inc., 1.150%, 05/15/2026	413,279	0.1
165,000	UnitedHealth Group, Inc., 2.375%, 08/15/2024	173,694	0.0
750,000 (1)	Viatris, Inc., 1.650%, 06/22/2025	759,522	0.2
555,000	Zoetis, Inc., 3.250%, 08/20/2021	556,972	0.1
		20,344,550	5.1
	Energy: 2.1%
210,000 (1)	BG Energy Capital PLC, 4.000%, 10/15/2021	212,193	0.1
569,000	BP Capital Markets America, Inc., 3.216%, 11/28/2023	602,679	0.2
580,000	Canadian Natural Resources Ltd., 2.050%, 07/15/2025	596,392	0.2
500,000	Chevron USA, Inc., 0.426%, 08/11/2023	500,740	0.1
450,000	Diamondback Energy, Inc., 0.900%, 03/24/2023	450,116	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
834,000	Energy Transfer L.P., 4.250%, 03/15/2023	$875,442	0.2
469,000	Equinor ASA, 2.875%, 04/06/2025	501,571	0.1
355,000	Exxon Mobil Corp., 2.992%, 03/19/2025	380,986	0.1
350,000	Cenovus Energy, Inc., 3.950%, 04/15/2022	356,307	0.1
770,000	Kinder Morgan Energy Partners L.P., 5.000%, 10/01/2021	770,000	0.2
326,000	Phillips 66, 3.850%, 04/09/2025	359,011	0.1
191,000	Pioneer Natural Resources Co., 0.550%, 05/15/2023	191,254	0.0
495,000	Pioneer Natural Resources Co., 1.125%, 01/15/2026	490,360	0.1
519,000	Shell International Finance BV, 0.375%, 09/15/2023	518,836	0.1
379,000 (1)	Southern Natural Gas Co. LLC, 0.625%, 04/28/2023	379,430	0.1
433,000	Valero Energy Corp., 1.200%, 03/15/2024	437,016	0.1
210,000	Valero Energy Corp., 2.850%, 04/15/2025	222,819	0.1
467,000	Williams Cos, Inc./The, 4.550%, 06/24/2024	514,668	0.1
		8,359,820	2.1
	Financial: 14.2%
410,000	Aflac, Inc., 1.125%, 03/15/2026	411,131	0.1
525,000 (1)	AIG Global Funding, 0.900%, 09/22/2025	518,830	0.1
536,000	American Express Co., 2.500%, 07/30/2024	564,973	0.1
247,000	American International Group, Inc., 3.750%, 07/10/2025	272,439	0.1
258,000	American Tower Corp., 3.500%, 01/31/2023	270,364	0.1
234,000	Ameriprise Financial, Inc., 3.000%, 04/02/2025	251,036	0.1
485,000	Ameriprise Financial, Inc., 4.000%, 10/15/2023	523,775	0.1
440,000	Assurant, Inc., 4.200%, 09/27/2023	472,214	0.1
284,000 (1)	Athene Global Funding, 2.550%, 06/29/2025	297,653	0.1
258,000 (1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	291,858	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
400,000	Banco Santander SA, 3.500%, 04/11/2022	$409,758	0.1
629,000 (2)	Bank of America Corp., 0.810%, 10/24/2024	631,781	0.2
950,000 (2)	Bank of America Corp., 0.976%, 04/22/2025	953,360	0.2
425,000 (2)	Bank of America Corp., 0.981%, 09/25/2025	424,922	0.1
496,000 (2)	Bank of America Corp., 2.015%, 02/13/2026	511,616	0.1
916,000 (2)	Bank of America Corp., 3.004%, 12/20/2023	949,484	0.2
280,000	Bank of New York Mellon Corp./The, 1.600%, 04/24/2025	287,653	0.1
432,000	Bank of Nova Scotia/The, 0.550%, 09/15/2023	433,159	0.1
473,000	Bank of Nova Scotia/The, 0.700%, 04/15/2024	473,687	0.1
355,000 (1)	Banque Federative du Credit Mutuel SA, 2.125%, 11/21/2022	363,715	0.1
285,000 (2)	Barclays PLC, 1.007%, 12/10/2024	286,144	0.1
420,000 (1)	BPCE SA, 1.000%, 01/20/2026	414,492	0.1
250,000 (1)	BPCE SA, 2.750%, 01/11/2023	259,187	0.1
350,000	Brookfield Finance, Inc., 4.000%, 04/01/2024	378,452	0.1
503,000	Canadian Imperial Bank of Commerce, 0.500%, 12/14/2023	501,870	0.1
386,000	Canadian Imperial Bank of Commerce, 0.950%, 06/23/2023	389,570	0.1
270,000 (2)	Canadian Imperial Bank of Commerce, 2.606%, 07/22/2023	276,274	0.1
720,000	Capital One Financial Corp., 3.200%, 01/30/2023	749,846	0.2
261,000	Charles Schwab Corp./ The, 0.750%, 03/18/2024	262,563	0.1
473,000 (2)	Citigroup, Inc., 0.981%, 05/01/2025	474,278	0.1
388,000 (2)	Citigroup, Inc., 1.678%, 05/15/2024	396,294	0.1
680,000 (2)	Citigroup, Inc., 2.312%, 11/04/2022	684,302	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
582,000	Citigroup, Inc., 2.900%, 12/08/2021	$587,554	0.1
107,000 (2)	Citigroup, Inc., 3.106%, 04/08/2026	114,569	0.0
1,573,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	1,647,144	0.4
233,000	Credit Suisse AG/New York NY, 2.950%, 04/09/2025	249,640	0.1
1,246,000	Credit Suisse AG/New York NY, 3.625%, 09/09/2024	1,354,267	0.3
355,000 (1)	Danske Bank A/S, 2.000%, 09/08/2021	356,143	0.1
455,000 (1),(2)	Danske Bank A/S, 3.001%, 09/20/2022	457,256	0.1
467,000 (2)	Deutsche Bank AG/New York NY, 2.222%, 09/18/2024	479,794	0.1
459,000	Discover Financial Services, 3.950%, 11/06/2024	500,803	0.1
355,000 (1)	DNB Bank ASA, 2.150%, 12/02/2022	364,336	0.1
475,000	Equinix, Inc., 1.250%, 07/15/2025	476,503	0.1
388,000	Federal Realty Investment Trust, 3.950%, 01/15/2024	416,304	0.1
305,000 (1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	315,284	0.1
487,000 (2)	Goldman Sachs Group, Inc./The, 0.673%, 03/08/2024	487,961	0.1
531,000 (2)	HSBC Holdings PLC, 1.645%, 04/18/2026	538,379	0.1
287,000	ING Groep NV, 3.150%, 03/29/2022	293,193	0.1
580,000	Intercontinental Exchange, Inc., 0.700%, 06/15/2023	582,504	0.1
800,000	Intercontinental Exchange, Inc., 3.450%, 09/21/2023	849,417	0.2
854,000 (2)	JPMorgan Chase & Co., 0.824%, 06/01/2025	852,731	0.2
451,000 (2)	JPMorgan Chase & Co., 0.969%, 06/23/2025	451,731	0.1
389,000 (2)	JPMorgan Chase & Co., 1.514%, 06/01/2024	396,757	0.1
284,000 (2)	JPMorgan Chase & Co., 1.578%, 04/22/2027	285,604	0.1
354,000 (2)	JPMorgan Chase & Co., 2.083%, 04/22/2026	366,198	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
460,000 (2)	JPMorgan Chase & Co., 2.776%, 04/25/2023	$468,907	0.1
280,000	JPMorgan Chase & Co., 3.200%, 01/25/2023	292,555	0.1
624,000 (2)	Lloyds Banking Group PLC, 0.695%, 05/11/2024	625,879	0.2
425,000	Lloyds Banking Group PLC, 3.000%, 01/11/2022	431,226	0.1
176,000 (2)	Lloyds Banking Group PLC, 3.870%, 07/09/2025	190,753	0.0
480,000 (1)	LSEGA Financing PLC, 0.650%, 04/06/2024	479,702	0.1
460,000	Marsh & McLennan Cos, Inc., 4.050%, 10/15/2023	492,576	0.1
330,000 (1)	Metropolitan Life Global Funding I, 1.950%, 01/13/2023	338,000	0.1
430,000 (2)	Mitsubishi UFJ Financial Group, Inc., 0.848%, 09/15/2024	432,483	0.1
323,000	Mitsubishi UFJ Financial Group, Inc., 1.412%, 07/17/2025	326,218	0.1
464,000	Mitsubishi UFJ Financial Group, Inc., 2.190%, 09/13/2021	465,855	0.1
200,000	Mitsubishi UFJ Financial Group, Inc., 2.623%, 07/18/2022	204,958	0.1
820,000	Mizuho Financial Group, Inc., 0.777%, (US0003M + 0.630%), 05/25/2024	825,268	0.2
392,000 (2)	Mizuho Financial Group, Inc., 0.849%, 09/08/2024	394,102	0.1
304,000 (2)	Mizuho Financial Group, Inc., 2.555%, 09/13/2025	318,531	0.1
665,000 (2)	Morgan Stanley, 0.731%, 04/05/2024	666,550	0.2
470,000 (2)	Morgan Stanley, 0.790%, 05/30/2025	468,677	0.1
845,000	Morgan Stanley, 3.750%, 02/25/2023	890,682	0.2
496,000	Morgan Stanley, 4.000%, 07/23/2025	552,103	0.1
1,566,000	Morgan Stanley, 5.500%, 07/28/2021	1,572,032	0.4
330,000	MUFG Union Bank NA, 2.100%, 12/09/2022	337,726	0.1
250,000	MUFG Union Bank NA, 3.150%, 04/01/2022	254,905	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
684,000 (2)	National Bank of Canada, 0.550%, 11/15/2024	$681,783	0.2
350,000 (1)	National Securities Clearing Corp., 1.200%, 04/23/2023	355,586	0.1
250,000 (1)	National Securities Clearing Corp., 1.500%, 04/23/2025	255,234	0.1
399,000 (1),(3)	Nationwide Building Society, 2.000%, 01/27/2023	409,458	0.1
417,000 (2)	Natwest Group PLC, 2.359%, 05/22/2024	429,852	0.1
244,000	Natwest Group PLC, 3.875%, 09/12/2023	260,725	0.1
679,000 (1)	NatWest Markets PLC, 0.800%, 08/12/2024	676,252	0.2
395,000 (1)	Nordea Bank Abp, 0.625%, 05/24/2024	395,151	0.1
293,000 (1)	Nordea Bank Abp, 0.750%, 08/28/2025	290,152	0.1
498,000 (1)	Pacific Life Global Funding II, 0.500%, 09/23/2023	498,896	0.1
472,000 (1)	Pacific Life Global Funding II, 1.375%, 04/14/2026	473,196	0.1
470,000	PNC Financial Services Group, Inc./The, 3.500%, 01/23/2024	504,772	0.1
495,000 (1)	Reliance Standard Life Global Funding II, 2.150%, 01/21/2023	506,657	0.1
444,000	Royal Bank of Canada, 0.500%, 10/26/2023	444,742	0.1
225,000	Royal Bank of Canada, 0.805%, (US0003M + 0.660%), 10/05/2023	227,768	0.1
384,000	Royal Bank of Canada, 1.150%, 06/10/2025	386,256	0.1
280,000	Royal Bank of Canada, 1.600%, 04/17/2023	286,162	0.1
345,000	Royal Bank of Canada, 1.950%, 01/17/2023	353,646	0.1
553,000	Royal Bank of Canada, 3.700%, 10/05/2023	593,480	0.1
320,000	Santander Holdings USA, Inc., 4.450%, 12/03/2021	324,372	0.1
324,000 (1)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	354,469	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
954,000 (1)	Skandinaviska Enskilda Banken AB, 0.550%, 09/01/2023	$954,510	0.2
402,000 (1)(2)	Standard Chartered PLC, 0.991%, 01/12/2025	401,157	0.1
320,000	Sumitomo Mitsui Financial Group, Inc., 2.348%, 01/15/2025	334,417	0.1
355,000	Sumitomo Mitsui Financial Group, Inc., 2.696%, 07/16/2024	375,502	0.1
800,000 (1)	Svenska Handelsbanken AB, 0.625%, 06/30/2023	803,936	0.2
425,000 (1)	Swedbank AB, 0.600%, 09/25/2023	425,455	0.1
525,000 (1)	Swiss Re Treasury US Corp., 2.875%, 12/06/2022	540,874	0.1
612,000 (3)	Toronto-Dominion Bank/ The, 0.550%, 03/04/2024	611,820	0.2
821,000	Toronto-Dominion Bank/ The, 1.150%, 06/12/2025	827,357	0.2
799,000	Truist Bank, 1.250%, 03/09/2023	811,169	0.2
351,000 (1)	UBS AG/London, 1.750%, 04/21/2022	354,967	0.1
600,000 (1)(2)	UBS Group AG, 1.008%, 07/30/2024	604,571	0.2
565,000 (1)(2)	UBS Group AG, 2.859%, 08/15/2023	579,930	0.1
280,000 (1)	USAA Capital Corp., 1.500%, 05/01/2023	285,759	0.1
649,000 (2)	Wells Fargo & Co., 2.406%, 10/30/2025	679,338	0.2
880,000	Wells Fargo Bank NA, 3.625%, 10/22/2021	886,659	0.2
409,000	XLIT Ltd., 4.450%, 03/31/2025	459,322	0.1
		56,485,792	14.2
	Industrial: 1.6%
388,000	Boeing Co/The, 4.875%, 05/01/2025	434,943	0.1
423,000	Caterpillar Financial Services Corp., 0.650%, 07/07/2023	425,564	0.1
380,000	Caterpillar Financial Services Corp., 3.650%, 12/07/2023	409,383	0.1
223,000	General Dynamics Corp., 3.250%, 04/01/2025	241,778	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
392,000 (1)	Graphic Packaging International LLC, 0.821%, 04/15/2024	$389,403	0.1
386,000	Honeywell International, Inc., 1.350%, 06/01/2025	393,330	0.1
335,000 (3)	John Deere Capital Corp., 2.050%, 01/09/2025	350,455	0.1
500,000	Raytheon Technologies Corp., 3.200%, 03/15/2024	532,072	0.2
435,000	Raytheon Technologies Corp., 3.700%, 12/15/2023	464,846	0.1
400,000	Republic Services, Inc., 2.500%, 08/15/2024	420,061	0.1
480,000 (1)	Siemens Financieringsmaatschappij NV, 0.650%, 03/11/2024	480,686	0.1
713,000	Teledyne Technologies, Inc., 0.950%, 04/01/2024	714,233	0.2
506,000	WestRock RKT LLC, 4.000%, 03/01/2023	530,765	0.1
480,000	WestRock RKT LLC, 4.900%, 03/01/2022	493,920	0.1
		6,281,439	1.6
	Technology: 1.8%
233,000	Analog Devices, Inc., 2.950%, 04/01/2025	249,528	0.1
157,000	Apple, Inc., 0.700%, 02/08/2026	155,262	0.1
449,000	Apple, Inc., 2.750%, 01/13/2025	480,328	0.1
500,000	Broadcom, Inc., 3.150%, 11/15/2025	536,221	0.1
457,000	Fidelity National Information Services, Inc., 0.600%, 03/01/2024	456,618	0.1
445,000	Fiserv, Inc., 2.750%, 07/01/2024	469,624	0.1
398,000	HP, Inc., 2.200%, 06/17/2025	413,289	0.1
245,000	Intel Corp., 3.700%, 07/29/2025	270,963	0.1
473,000	Oracle Corp., 1.650%, 03/25/2026	479,698	0.1
288,000	Oracle Corp., 2.500%, 04/01/2025	302,672	0.1
350,000	Roper Technologies, Inc., 0.450%, 08/15/2022	350,368	0.1
430,000	Roper Technologies, Inc., 3.125%, 11/15/2022	443,081	0.1
650,000	salesforce.com, Inc., 0.625%, 07/15/2024	650,429	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
875,000	salesforce.com, Inc., 3.250%, 04/11/2023	$918,202	0.2
428,000	VMware, Inc., 2.950%, 08/21/2022	439,173	0.1
424,000	VMware, Inc., 4.500%, 05/15/2025	473,952	0.1
		7,089,408	1.8
	Utilities: 3.5%
475,000 (1)	AEP Texas, Inc., 3.850%, 10/01/2025	520,382	0.1
502,000	American Electric Power Co., Inc., 0.750%, 11/01/2023	502,324	0.1
425,000	Arizona Public Service Co., 3.350%, 06/15/2024	454,333	0.1
568,000	Atmos Energy Corp., 0.625%, 03/09/2023	568,193	0.1
425,000	Avangrid, Inc., 3.200%, 04/15/2025	456,783	0.1
500,000 (1)	Dominion Energy, Inc., 2.450%, 01/15/2023	515,054	0.1
525,000 (2)	Dominion Energy, Inc., 2.715%, 08/15/2021	526,514	0.1
875,000	DTE Energy Co., 2.600%, 06/15/2022	894,083	0.2
385,000	Duke Energy Ohio, Inc., 3.800%, 09/01/2023	409,958	0.1
290,000	Duke Energy Progress LLC, 3.375%, 09/01/2023	309,041	0.1
329,000	Entergy Corp., 0.900%, 09/15/2025	324,907	0.1
250,000	Entergy Louisiana LLC, 3.300%, 12/01/2022	258,256	0.1
250,000	Entergy Louisiana LLC, 4.050%, 09/01/2023	265,916	0.1
380,000	FirstEnergy Corp., 4.750%, 03/15/2023	401,251	0.1
485,000	Interstate Power and Light Co., 3.250%, 12/01/2024	522,139	0.1
72,000	IPALCO Enterprises, Inc., 3.700%, 09/01/2024	77,553	0.0
835,000	National Rural Utilities Cooperative Finance Corp., 2.300%, 09/15/2022	852,388	0.2
293,000	NextEra Energy Capital Holdings, Inc., 2.750%, 05/01/2025	311,417	0.1
215,000	NextEra Energy Capital Holdings, Inc., 3.150%, 04/01/2024	228,627	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
325,000 (1)	Niagara Mohawk Power Corp., 2.721%, 11/28/2022	$334,477	0.1
284,000	OGE Energy Corp., 0.703%, 05/26/2023	284,104	0.1
378,000	ONE Gas, Inc., 0.850%, 03/11/2023	378,198	0.1
485,000	Public Service Electric and Gas Co., 3.750%, 03/15/2024	521,395	0.1
335,000	Public Service Enterprise Group, Inc., 0.800%, 08/15/2025	331,583	0.1
365,000 (3)	San Diego Gas & Electric Co., 3.000%, 08/15/2021	366,188	0.1
369,000	Southern California Edison Co., 2.400%, 02/01/2022	372,169	0.1
330,000	Southern Co. Gas Capital Corp., 2.450%, 10/01/2023	343,195	0.1
384,000	Southern Co. Gas Capital Corp., 3.250%, 06/15/2026	416,746	0.1
646,000	Southern Co/The, 0.600%, 02/26/2024	644,518	0.2
259,000	WEC Energy Group, Inc., 0.550%, 09/15/2023	259,044	0.1
150,000	Wisconsin Power and Light Co., 2.250%, 11/15/2022	153,150	0.0
610,000	Wisconsin Public Service Corp., 3.350%, 11/21/2021	617,200	0.1
658,000	Xcel Energy, Inc., 0.500%, 10/15/2023	658,260	0.2
		14,079,346	3.5
	Total Corporate Bonds/Notes (Cost $128,985,636)	131,000,177	32.9
COLLATERALIZED MORTGAGE OBLIGATIONS: 5.5%
1,271,397	Fannie Mae REMICS 2006-43-FJ, 0.502%, (US0001M + 0.410%), 06/25/2036	1,283,632	0.3
500,500	Fannie Mae REMICS 2007-14 PF, 0.282%, (US0001M + 0.190%), 03/25/2037	501,190	0.1
319,812	Fannie Mae REMICS 2010-123 FL, 0.522%, (US0001M + 0.430%), 11/25/2040	322,902	0.1
918,341	Fannie Mae REMICS 2010-136 FG, 0.592%, (US0001M + 0.500%), 12/25/2030	915,129	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,209,989	Fannie Mae REMICS 2011-51 FM, 0.742%, (US0001M + 0.650%), 06/25/2041	$1,232,172	0.3
1,379,974	Fannie Mae REMICS 2011-68 F, 0.362%, (US0001M + 0.270%), 07/25/2031	1,375,695	0.4
129,281	Fannie Mae REMICS 2011-96 FN, 0.592%, (US0001M + 0.500%), 10/25/2041	131,243	0.0
49,710 (1),(2)	Flagstar Mortgage Trust 2017-2 A3, 3.500%, 10/25/2047	50,500	0.0
510,036 (1),(2)	Flagstar Mortgage Trust 2020-2 A2, 3.000%, 08/25/2050	517,617	0.1
697,655	Freddie Mac REMICS 3626 FA, 0.723%, (US0001M + 0.650%), 05/15/2036	711,159	0.2
429,091	Freddie Mac REMICS 4508 CF, 0.473%, (US0001M + 0.400%), 09/15/2045	434,199	0.1
189,868 (2)	Freddie Mac Whole Loan Securities Trust 2016-SC02 M1, 3.625%, 10/25/2046	192,770	0.1
2,142,984	Ginnie Mae Series 2012-H31 FD, 0.447%, (US0001M + 0.340%), 12/20/2062	2,147,574	0.5
1,328,585	Ginnie Mae Series 2014-H05 FB, 0.707%, (US0001M + 0.600%), 12/20/2063	1,337,173	0.3
2,890,727	Ginnie Mae Series 2016-H06 FD, 1.027%, (US0001M + 0.920%), 07/20/2065	2,948,620	0.7
776,457	Ginnie Mae Series 2016-H08 FT, 0.827%, (US0001M + 0.720%), 02/20/2066	782,648	0.2
646,219	Ginnie Mae Series 2017-H09 FG, 0.577%, (US0001M + 0.470%), 03/20/2067	650,066	0.2
697,599	Ginnie Mae Series 2018-H04 FM, 0.407%, (US0001M + 0.300%), 03/20/2068	698,475	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,509,281	Ginnie Mae Series 2019-H02 FA, 0.557%, (US0001M + 0.450%), 01/20/2069	$1,519,926	0.4
64,163 (1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	65,165	0.0
790,101 (1),(2)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ4 A4, 2.500%, 09/25/2051	796,539	0.2
442,013 (1),(2)	JP Morgan Mortgage Trust 2019-INV3 A3, 3.500%, 05/25/2050	451,225	0.1
900,000 (1)	Mello Warehouse Securitization Trust 2020-1 A, 0.992%, (US0001M + 0.900%), 10/25/2053	900,876	0.2
450,000(1)	Mello Warehouse Securitization Trust 2020-2 A, 0.892%, (US0001M + 0.800%), 11/25/2053	450,951	0.1
396,984 (1),(2)	Morgan Stanley Residential Mortgage Loan Trust 2021-2 A9, 2.500%, 05/25/2051	400,963	0.1
241,579 (1),(2)	Sequoia Mortgage Trust 2014-3 B3, 3.985%, 10/25/2044	246,959	0.1
266,427 (1),(2)	Sequoia Mortgage Trust 2014-4 B3, 3.878%, 11/25/2044	273,569	0.1
170,987 (1),(2)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	173,416	0.1
133,369 (2)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 2.605%, 06/25/2034	135,328	0.0
341,368 (1),(2)	Wells Fargo Mortgage Backed Securities 2020-1 A17 Trust, 3.000%, 12/25/2049	347,021	0.1
	Total Collateralized Mortgage Obligations (Cost $21,882,377)	21,994,702	5.5
U.S. TREASURY OBLIGATIONS: 23.7%
	U.S. Treasury Notes: 23.7%
31,843,000	0.125%,06/30/2022	31,852,050	8.0
5,218,000	0.125%,05/31/2023	5,207,197	1.3
7,996,000	0.125%,06/30/2023	7,977,103	2.0
Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Notes (continued)
25,581,000	0.250%,06/15/2024	$25,426,115	6.4
254,000	0.875%,06/30/2026	253,891	0.1
700,000	1.250%,06/30/2028	701,149	0.2
21,204,900	1.500%,11/30/2021	21,332,076	5.3
1,518,800	1.625%,12/31/2021	1,530,644	0.4
186,000 (3)	1.625%,05/15/2031	188,877	0.0
	Total U.S. Treasury Obligations (Cost $94,550,664)	94,469,102	23.7
COMMERCIAL MORTGAGE-BACKED SECURITIES: 17.0%
750,000 (1)	Alen 2021-ACEN B Mortgage Trust, 1.723%, (US0001M + 1.650%), 04/15/2034	751,751	0.2
3,500,000 (1)	BPR Trust 2021-WILL C, 4.073%, (US0001M + 4.000%), 06/15/2038	3,515,530	0.9
922,000 (1)	BX Trust 2021-LBA EJV, 2.073%, (US0001M + 2.000%), 02/15/2036	925,759	0.2
922,000 (1)	BX Trust 2021-LBA EV, 2.073%, (US0001M + 2.000%), 02/15/2036	925,759	0.2
1,500,000 (1)	BXMT 2021-FL4 D Ltd., 2.323%, (US0001M + 2.250%), 05/15/2038	1,500,005	0.4
355,858 (1)	COMM 2012-CR2 A3 Mortgage Trust, 2.841%, 08/15/2045	360,014	0.1
725,000	COMM 2012-CR5 A4 Mortgage Trust, 2.771%, 12/10/2045	744,909	0.2
74,786	COMM 2012-LC4 A4, 3.288%, 12/10/2044	75,227	0.0
1,663,000 (1),(2)	COMM 2013-CR10 D Mortgage Trust, 5.064%, 08/10/2046	1,694,572	0.4
955,000	COMM 2013-LC6 AM Mortgage Trust, 3.282%, 01/10/2046	986,842	0.3
1,705,000 (2)	COMM 2013-LC6 C Mortgage Trust, 4.242%, 01/10/2046	1,751,302	0.4
170,621 (1)	CSWF 2018-TOP D, 1.873%, (US0001M + 1.800%), 08/15/2035	170,892	0.0
4,100,000 (1)	CSWF 2021-SOP2 D, 2.390%, (US0001M + 2.317%), 06/15/2034	4,098,768	1.0
60,246 (2)	Ginnie Mae 2011-53 B, 3.905%, 05/16/2051	61,909	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
70,591	Ginnie Mae 2014-54 AC, 2.874%, 02/16/2049	$71,629	0.0
178,669	Ginnie Mae 2015-183 AC, 2.350%, 07/16/2056	181,654	0.1
40,231 (2)	Ginnie Mae 2015-21 AF, 2.151%, 07/16/2048	40,801	0.0
209,093	Ginnie Mae 2016-110 AB, 2.000%, 05/16/2049	212,695	0.1
52,527	Ginnie Mae 2016-86 AB, 2.500%, 09/16/2056	53,274	0.0
300,412	Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	306,634	0.1
98,517	Ginnie Mae 2017-69 AB, 2.350%, 05/16/2053	100,394	0.0
178,996	Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	182,937	0.1
531,008	Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	542,903	0.1
447,447	Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	455,011	0.1
1,637,061 (1)	Great Wolf Trust 2019-WOLF C, 1.706%, (US0001M + 1.633%), 12/15/2036	1,639,538	0.4
530,000 (1)	GS Mortgage Securities Corp. Trust 2017-GPTX B, 3.104%, 05/10/2034	519,291	0.1
1,420,000 (1)	GS Mortgage Securities Corp. Trust 2019-70P C, 1.573%, (US0001M + 1.500%), 10/15/2036	1,413,177	0.4
717,921 (1),(2)	GS Mortgage Securities Trust 2011-GC3 D, 5.585%, 03/10/2044	717,322	0.2
760,000 (1),(2)	GS Mortgage Securities Trust 2012-GC6 C, 5.860%, 01/10/2045	758,123	0.2
420,000 (1)	GS Mortgage Securities Trust 2018-HART A, 1.170%, (US0001M + 1.090%), 10/15/2031	420,607	0.1
1,040,000 (2)	GS Mortgage Securities Trust 2012-GCJ7 C, 5.786%, 05/10/2045	1,070,407	0.3
977,000 (1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2 C, 5.874%, 11/15/2043	969,348	0.2
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,710,000 (1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 B, 5.611%, 08/15/2046	$2,715,229	0.7
508,187	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 A3, 2.829%, 10/15/2045	518,858	0.1
679,860 (1)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 A4A2, 3.538%, 07/15/2047	701,382	0.2
1,820,000 (1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.369%, 11/15/2045	1,879,583	0.5
1,630,000 (2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 C, 5.048%, 01/15/2047	1,690,428	0.4
335,897 (1)	MF1 2020-FL3 A Ltd., 2.175%, (US0001M + 2.050%), 07/15/2035	339,045	0.1
795,000	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A4, 3.176%, 08/15/2045	808,671	0.2
1,250,000 (2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 A4, 4.217%, 07/15/2046	1,319,671	0.3
950,000	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4, 2.918%, 02/15/2046	977,848	0.3
1,250,000	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4 A4, 3.134%, 12/15/2048	1,288,552	0.3
1,574,819 (1)	Morgan Stanley Capital I Trust 2011-C1 G, 4.193%, 09/15/2047	1,525,016	0.4
514,630	Morgan Stanley Capital I Trust 2017-H1 A2, 3.089%, 06/15/2050	540,423	0.1
1,220,000	Morgan Stanley Capital I Trust 2019-H6 A2, 3.228%, 06/15/2052	1,276,096	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,929,916 (1)	Ready Capital Mortgage Financing 2020-FL4 A LLC, 2.242%, (US0001M + 2.150%), 02/25/2035	$1,937,937	0.5
1,600,000 (1)	SFO Commercial Mortgage Trust 2021-555 A, 1.223%, (US0001M + 1.150%), 05/15/2038	1,605,958	0.4
2,220,000 (1)	SLG Office Trust 2021-OVA A, 2.585%, 07/15/2041	2,319,096	0.6
290,000	UBS Commercial Mortgage Trust 2018-C8 A2, 3.713%, 02/15/2051	300,946	0.1
1,930,000 (1)	UBS-Barclays Commercial Mortgage Trust 2012-C4 AS, 3.317%, 12/10/2045	1,987,131	0.5
1,890,000 (1),(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 B, 3.718%, 12/10/2045	1,944,050	0.5
4,000,000 (1)	VMC Finance 2021-FL4 C LLC, 2.333%, (US0001M + 2.250%), 06/16/2036	4,002,516	1.0
878,679	WFRBS Commercial Mortgage Trust 2011-C5 A4, 3.667%, 11/15/2044	880,330	0.2
840,000 (1),(2)	WFRBS Commercial Mortgage Trust 2011-C5 B, 5.901%, 11/15/2044	841,844	0.2
360,000 (2)	WFRBS Commercial Mortgage Trust 2013-C18 A5, 4.162%, 12/15/2046	388,308	0.1
2,000,000 (2)	WFRBS Commercial Mortgage Trust 2014-C21 C, 4.234%, 08/15/2047	2,062,811	0.5
711,487 (1)	West Town Mall Trust 2017-KNOX A, 3.823%, 07/05/2030	714,335	0.2
5,720,000 (2)	WFRBS Commercial Mortgage Trust 2013-C14 C, 4.102%, 06/15/2046	5,763,705	1.5
	Total Commercial Mortgage-Backed Securities (Cost $68,076,382)	67,548,753	17.0
ASSET-BACKED SECURITIES: 19.2%
	Automobile Asset-Backed Securities: 6.7%
600,000	Ally Auto Receivables Trust 2018-3 A4, 3.120%, 07/17/2023	607,222	0.2
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities (continued)
200,000	Ally Auto Receivables Trust 2019-1 A4, 3.020%, 04/15/2024	$205,874	0.1
750,000	Americredit Automobile Receivables Trust 2019-1 B, 3.130%, 02/18/2025	766,112	0.2
600,000	AmeriCredit Automobile Receivables Trust 2019-3 B, 2.130%, 07/18/2025	612,672	0.2
1,800,000	AmeriCredit Automobile Receivables Trust 2020-1 A3, 1.110%, 08/19/2024	1,810,092	0.5
900,000	AmeriCredit Automobile Receivables Trust 2020-1 C, 1.590%, 10/20/2025	915,921	0.2
1,350,000	AmeriCredit Automobile Receivables Trust 2020-2 B, 0.970%, 02/18/2026	1,359,779	0.3
950,000	BMW Vehicle Owner Trust 2020-A A3, 0.480%, 10/25/2024	952,980	0.2
400,000	Capital One Prime Auto Receivables Trust 2019-1 A4, 2.560%, 10/15/2024	411,817	0.1
800,000	Capital One Prime Auto Receivables Trust 2020-1 A4, 1.630%, 08/15/2025	819,689	0.2
550,000	Carmax Auto Owner Trust 2019-3 A4, 2.300%, 04/15/2025	569,824	0.1
800,000	Carmax Auto Owner Trust 2019-4 A4, 2.130%, 07/15/2025	828,569	0.2
800,000	Carmax Auto Owner Trust 2021-1 A3, 0.340%, 12/15/2025	799,221	0.2
300,000	CarMax Auto Owner Trust 2021-2 B, 1.030%, 12/15/2026	300,320	0.1
750,000	Drive Auto Receivables Trust 2020-2 A3, 0.830%, 05/15/2024	751,665	0.2
1,500,000	Drive Auto Receivables Trust 2021-1 B, 0.650%, 07/15/2025	1,503,266	0.4
400,000	Ford Credit Auto Owner Trust 2021-A A4, 0.490%, 09/15/2026	397,939	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities (continued)
450,000	GM Financial Automobile Leasing Trust 2019-4 A4, 1.760%, 01/16/2025	$460,410	0.1
1,050,000	GM Financial Automobile Leasing Trust 2020-1 A4, 1.700%, 12/20/2023	1,063,213	0.3
400,000	GM Financial Automobile Leasing Trust 2020-2 A3, 0.800%, 07/20/2023	402,196	0.1
364,807	GM Financial Consumer Automobile Receivables Trust 2019-3 A3, 2.180%, 04/16/2024	369,058	0.1
650,000	Honda Auto Receivables 2018-4 A4 Owner Trust, 3.300%, 07/15/2025	666,952	0.2
514,381	Honda Auto Receivables 2019-3 A3 Owner Trust, 1.780%, 08/15/2023	519,146	0.1
900,000	Honda Auto Receivables 2020-2 A3 Owner Trust, 0.820%, 07/15/2024	905,914	0.2
650,000	Honda Auto Receivables 2021-1 A3 Owner Trust, 0.270%, 04/21/2025	649,705	0.2
250,000 (1)	Hyundai Auto Lease Securitization Trust 2019-B A4, 2.030%, 06/15/2023	252,035	0.1
450,000	Mercedes-Benz Auto Receivables Trust 2018-1 A4, 3.150%, 10/15/2024	460,342	0.1
500,000	Nissan Auto Receivables 2018-C A4 Owner Trust, 3.270%, 06/16/2025	516,945	0.1
220,313	Santander Drive Auto Receivables Trust 2019-2 B, 2.790%, 01/16/2024	220,846	0.1
1,800,000	Santander Drive Auto Receivables Trust 2020-2 B, 0.960%, 11/15/2024	1,809,205	0.5
1,250,000	Santander Drive Auto Receivables Trust 2020-3 B, 0.690%, 03/17/2025	1,254,023	0.3
600,000	Santander Drive Auto Receivables Trust 2021-2 B, 0.590%, 09/15/2025	601,266	0.1
500,000 (1)	Santander Retail Auto Lease Trust 2019-B A4, 2.380%, 08/21/2023	507,994	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities (continued)
1,300,000 (1)	Santander Retail Auto Lease Trust 2019-C A4, 1.930%, 11/20/2023	$1,322,393	0.3
5,291 (1)	Tesla Auto Lease Trust 2018-B A, 3.710%, 08/20/2021	5,301	0.0
950,000	Toyota Auto Receivables 2019-C A4 Owner Trust, 1.880%, 11/15/2024	973,669	0.2
		26,573,575	6.7
	Credit Card Asset-Backed Securities: 0.4%
1,350,000 (1)	CARDS II Trust 2021-1A A, 0.602%, 04/15/2027	1,347,702	0.4

	Other Asset-Backed Securities: 11.7%
850,000 (1)	Aimco CLO 11 Ltd. 2020-11A A1, 1.564%, (US0003M + 1.380%), 10/15/2031	851,547	0.2
500,000 (1)	Allegany Park CLO Ltd. 2019-1A A, 1.518%, (US0003M + 1.330%), 01/20/2033	500,818	0.1
840,000 (1)	Apidos Clo XXV 2016-25A A1R, 1.358%, (US0003M + 1.170%), 10/20/2031	840,321	0.2
700,000 (1)	ARES XLVI CLO Ltd. 2017-46A A2, 1.414%, (US0003M + 1.230%), 01/15/2030	697,855	0.2
250,000 (1)	Babson CLO Ltd. 2017-1A A2, 1.540%, (US0003M + 1.350%), 07/18/2029	249,953	0.1
1,000,000 (1)	Barings CLO Ltd. 2020-1A A1, 1.584%, (US0003M + 1.400%), 10/15/2032	1,001,177	0.3
1,000,000 (1)	Benefit Street Partners CLO XIX Ltd. 2019-19A A, 1.534%, (US0003M + 1.350%), 01/15/2033	1,001,114	0.3
500,000 (1)	BlueMountain CLO XXXI Ltd. 2021-31A A2, 1.576%, (US0003M + 1.400%), 04/19/2034	500,447	0.1
250,000 (1)	Carbone CLO Ltd. 2017-1A A1, 1.328%, (US0003M + 1.140%), 01/20/2031	250,089	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
492,818 (1)	Carlyle Global Market Strategies CLO 2014-2RA A1 Ltd., 1.206%, (US0003M + 1.050%), 05/15/2031	$491,831	0.1
1,200,000 (1)	Carlyle Global Market Strategies CLO 2016-1 Ltd. 2016-1A A1R2, 1.300%, (US0003M + 1.140%), 04/20/2034	1,200,865	0.3
800,000 (1)	Carlyle US Clo 2017-2A CR Ltd., 1.594%, (US0003M + 1.400%), 07/20/2031	800,020	0.2
1,550,000 (1)	Carlyle US Clo 2021-4A A2 Ltd., 1.546%, (US0003M + 1.400%), 04/20/2034	1,550,542	0.4
1,000,000 (1)	Cedar Funding IV CLO Ltd.2014-4A ARR, 1.306%, (US0003M + 1.160%), 07/23/2034	1,002,014	0.3
620,000 (1)	Cedar Funding VIII Clo Ltd. 2017-8A A1, 1.440%, (US0003M + 1.250%), 10/17/2030	620,151	0.2
600,000 (1)	CIFC Funding 2018-4A A1 Ltd., 1.340%, (US0003M + 1.150%), 10/17/2031	600,005	0.1
900,000 (1)	CIFC Funding 2020-2A A1 Ltd., 1.838%, (US0003M + 1.650%), 08/24/2032	901,532	0.2
600,000 (1)	Clear Creek CLO Ltd. 2015-1A AR, 1.388%, (US0003M + 1.200%), 10/20/2030	600,106	0.1
234,589	CNH Equipment Trust 2017-B A4, 2.170%, 04/17/2023	234,774	0.1
250,000 (1)	Deer Creek Clo Ltd. 2017-1A A, 1.368%, (US0003M + 1.180%), 10/20/2030	250,033	0.1
680,000 (1)	Dewolf Park Clo Ltd. 2017-1A A, 1.394%, (US0003M + 1.210%), 10/15/2030	679,999	0.2
1,000,000 (1)	Dryden 78 CLO Ltd. 2020-78A A, 1.370%, (US0003M + 1.180%), 04/17/2033	1,001,045	0.3
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
480,000 (1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 1.356%, (US0003M + 1.200%), 08/15/2030	$480,098	0.1
300,000 (1)	Eaton Vance Clo 2015-1A A2R Ltd., 1.438%, (US0003M + 1.250%), 01/20/2030	299,725	0.1
700,000 (1)	Elevation CLO 2014-2A A1R Ltd., 1.414%, (US0003M + 1.230%), 10/15/2029	700,022	0.2
450,000 (1)	Elmwood CLO IX Ltd. 2021-2A A, 1.276%, (US0003M + 1.130%), 07/20/2034	450,179	0.1
2,000,000 (1)	FS RIALTO 2021-FL2 E, 3.525%, (US0001M + 3.450%), 04/16/2028	2,003,735	0.5
300,000 (1)	Goldentree Loan Management US Clo 2 Ltd. 2017-2A A, 1.338%, (US0003M + 1.150%), 11/28/2030	300,041	0.1
132,182 (1)	Grand Avenue CRE 2020-FL2 A Ltd., 2.575%, (US0001M + 2.450%), 03/15/2035	133,256	0.0
1,360,000 (1)	HGI CRE CLO 2021-FL1 B Ltd., 1.675%, (US0001M + 1.600%), 06/16/2036	1,361,273	0.3
2,100,000 (1)	HGI CRE CLO 2021-FL1 D Ltd., 2.425%, (US0001M + 2.350%), 06/16/2036	2,103,934	0.5
384,347 (1)	JGWPT XXXIII LLC 2014-3A A, 3.500%, 06/15/2077	419,821	0.1
1,300,000 (1)	Kayne CLO 6 Ltd. 2019-6A A1, 1.568%, (US0003M + 1.380%), 01/20/2033	1,301,608	0.3
1,000,000 (1)	Kayne CLO 7 Ltd. 2020-7A A1, 1.390%, (US0003M + 1.200%), 04/17/2033	1,003,420	0.3
600,000 (1)	LCM 26A A2 Ltd., 1.438%, (US0003M + 1.250%), 01/20/2031	599,998	0.1
480,000 (1)	LoanCore 2019-CRE2 A Issuer Ltd., 1.203%, (US0001M + 1.130%), 05/15/2036	479,850	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
500,000 (1)	Magnetite CLO Ltd. 2020-26A A, 1.934%, (US0003M + 1.750%), 07/15/2030	$500,342	0.1
1,500,000 (1)	Magnetite XXVII Ltd. 2020-27A A1, 1.738%, (US0003M + 1.550%), 07/20/2033	1,500,403	0.4
720,000 (1)	Marble Point CLO XIV Ltd. 2018-2A A1R, 1.468%, (US0003M + 1.280%), 01/20/2032	720,212	0.2
800,000 (1)	Marlette Funding Trust 2020-1A B, 2.380%, 03/15/2030	807,865	0.2
1,050,000 (1)	Marlette Funding Trust 2021-1A B, 1.000%, 06/16/2031	1,052,575	0.3
700,000 (1)	Oaktree CLO Ltd. 2021-1A A1, 1.306%, (US0003M + 1.160%), 07/15/2034	701,410	0.2
1,100,000 (1)	Octagon Investment Partners 32 Ltd. 2017-1A A2R, 1.384%, (US0003M + 1.200%), 07/15/2029	1,100,021	0.3
400,000 (1)	Octagon Investment Partners 33 Ltd. 2017-1A A1, 1.378%, (US0003M + 1.190%), 01/20/2031	399,999	0.1
1,000,000 (1)	Octagon Investment Partners 48 Ltd. 2020-3A A, 1.688%, (US0003M + 1.500%), 10/20/2031	1,000,989	0.3
400,000 (1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 1.540%, (US0003M + 1.350%), 07/19/2030	399,746	0.1
975,000 (1)	Palmer Square CLO 2015-2A A1R2 Ltd., 1.288%, (US0003M + 1.100%), 07/20/2030	973,949	0.2
900,000 (1)	Palmer Square CLO 2020-2A A1A Ltd., 1.884%, (US0003M + 1.700%), 07/15/2031	900,255	0.2
600,000 (1)	PFS Financing Corp. 2021-B A, 0.775%, 08/17/2026	597,508	0.1
45,428 (1)	SoFi Consumer Loan Program 2019-2 A Trust, 3.010%, 04/25/2028	45,608	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
67,428 (1)	SoFi Consumer Loan Program 2019-3 A Trust, 2.900%, 05/25/2028	$67,785	0.0
412,281 (1)	SoFi Consumer Loan Program 2020-1 A Trust, 2.020%, 01/25/2029	415,745	0.1
800,000 (1)	SoFi Consumer Loan Program 2020-1 B Trust, 2.250%, 01/25/2029	813,793	0.2
800,000 (1)	Sound Point CLO XXIII 2019-2A AR, 1.318%, (US0003M + 1.170%), 07/15/2034	801,632	0.2
500,000 (1)	TCI-Symphony CLO 2017-1A A Ltd., 1.414%, (US0003M + 1.230%), 07/15/2030	500,110	0.1
581,909 (1)	THL Credit Wind River 2013-2A AR CLO Ltd., 1.420%, (US0003M + 1.230%), 10/18/2030	582,015	0.1
850,000 (1)	THL Credit Wind River 2018-2 A A2Clo Ltd., 1.634%, (US0003M + 1.450%), 07/15/2030	850,043	0.2
1,850,000 (1)	THL Credit Wind River 2019-1A AR CLO Ltd., 1.306%, (US0003M + 1.160%), 07/20/2034	1,850,194	0.5
850,000 (1)	THL Credit Wind River 2019-2A A2 Clo Ltd., 1.834%, (US0003M + 1.650%), 01/15/2033	851,184	0.2
800,000 (1)	Trafigura Securitisation Finance PLC 2018-1A A2, 3.730%, 03/15/2022	805,195	0.2
250,000 (1)	Venture 34 CLO Ltd. 2018-34A A, 1.414%, (US0003M + 1.230%), 10/15/2031	250,003	0.1
176,805	Verizon Owner Trust 2018-A A1A, 3.230%, 04/20/2023	178,026	0.0
500,000 (1)	Wellman Park CLO Ltd. 2021-1A A, 1.246%, (US0003M + 1.100%), 07/15/2034	499,999	0.1
		46,629,804	11.7

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: 0.4%
651,302 (1)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	$664,259	0.1
715,868 (1)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	719,202	0.2
338,508 (1)	Navient Private Education Refi Loan Trust 2021-A A, 0.840%, 05/15/2069	338,188	0.1
		1,721,649	0.4
	Total Asset-Backed Securities (Cost $75,811,638)	76,272,730	19.2
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
	Uniform Mortgage-Backed Securities: 0.0%
8,328	6.500%,10/01/2022	9,327	0.0
20,709	6.500%,10/01/2032	23,767	0.0
9,603	7.000%,10/01/2032	9,638	0.0
	Total U.S. Government Agency Obligations (Cost $39,327)	42,732	0.0
	Total Long-Term Investments (Cost $389,346,024)	391,328,196	98.3
SHORT-TERM INVESTMENTS: 1.9%
	Repurchase Agreements: 0.3%
236,268 (4)	Citibank N.A., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $236,268, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.625%-6.000%, Market Value plus accrued interest $241,206, due 07/01/24-11/15/50)	236,268	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (4)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,020,000, due 08/01/21-04/15/62)	$1,000,000	0.2
	Total Repurchase Agreements (Cost $1,236,268)	1,236,268	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
6,240,000 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $6,240,000)	$6,240,000	1.6
	Total Short-Term Investments
	(Cost $7,476,268)	7,476,268	1.9
	Total Investments in Securities (Cost $396,822,292)	$398,804,464	100.2
	Liabilities in Excess of Other Assets	(960,955)	(0.2)
	Net Assets	$397,843,509	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Variable rate security. Rate shown is the rate in effect as of June 30, 2021.

(3)
Security, or a portion of the security, is on loan.

(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of June 30, 2021.

Reference Rate Abbreviations:
US0001M
1-month LIBOR

US0003M
3-month LIBOR

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Investment Type Allocation as of June 30, 2021 (as a percentage of net assets)

Corporate Bonds/Notes	32.9%
U.S. Treasury Obligations	23.7%
Asset-Backed Securities	19.2%
Commercial Mortgage-Backed Securities	17.0%
Collateralized Mortgage Obligations	5.5%
U.S. Government Agency Obligations	0.0%^
Assets in Excess of Other Liabilities*	1.7%
Net Assets	100.0%
^ Amount is less than 0.005%.
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$131,000,177	$—	$131,000,177
Collateralized Mortgage Obligations	—	21,994,702	—	21,994,702
Asset-Backed Securities	—	76,272,730	—	76,272,730
Commercial Mortgage-Backed Securities	—	67,548,753	—	67,548,753
U.S. Government Agency Obligations	—	42,732	—	42,732
U.S. Treasury Obligations	—	94,469,102	—	94,469,102
Short-Term Investments	6,240,000	1,236,268	—	7,476,268
Total Investments, at fair value	$6,240,000	$392,564,464	$—	$398,804,464
Other Financial Instruments+
Futures	50,290	—	—	50,290
Total Assets	$6,290,290	$392,564,464	$—	$398,854,754
Liabilities Table
Other Financial Instruments+
Futures	$(199,362)	$—	$—	$(199,362)
Total Liabilities	$(199,362)	$—	$—	$(199,362)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

At June 30, 2021, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	557	09/30/21	$122,718,414	$(199,362)
			$122,718,414	$(199,362)
Short Contracts:
U.S. Treasury 5-Year Note	(180)	09/30/21	(22,217,344)	50,290
			$(22,217,344)	$50,290
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$50,290
Total Asset Derivatives		$50,290
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$199,362
Total Liability Derivatives		$199,362

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$320,727
Total	$320,727
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(172,639)
Total	$(172,639)
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $396,845,860.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$3,030,675
Gross Unrealized Depreciation	(1,221,143)
Net Unrealized Appreciation	$1,809,532
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.4%
	Communication Services: 11.1%
168,380	Activision Blizzard, Inc.	$16,070,187	0.2
65,172 (1)	Alphabet, Inc. - Class A	159,136,338	2.0
61,706 (1)	Alphabet, Inc. - Class C	154,654,982	2.0
1,547,246	AT&T, Inc.	44,529,740	0.6
29,845 (1)	Charter Communications, Inc.	21,531,675	0.3
993,541	Comcast Corp. - Class A	56,651,708	0.7
36,548 (1)	Discovery Communications, Inc. - Class A	1,121,293	0.0
65,104 (1)	Discovery Communications, Inc. - Class C	1,886,714	0.0
53,802 (1)(2)	Dish Network Corp. - Class A	2,248,924	0.0
62,018	Electronic Arts, Inc.	8,920,049	0.1
519,226 (1)	Facebook, Inc.- Class A	180,540,072	2.3
70,848	Fox Corp. - Class A	2,630,586	0.0
32,930	Fox Corp. - Class B	1,159,136	0.0
84,943	Interpublic Group of Cos., Inc.	2,759,798	0.0
31,203 (1)	Live Nation Entertainment, Inc.	2,733,071	0.0
215,570	Lumen Technologies, Inc.	2,929,596	0.0
96,086 (1)	NetFlix, Inc.	50,753,586	0.7
84,770	News Corp - Class A	2,184,523	0.0
26,477	News Corp - Class B	644,715	0.0
46,608	Omnicom Group	3,728,174	0.1
25,042 (1)	Take-Two Interactive Software, Inc.	4,432,935	0.1
126,992 (1)	T-Mobile US, Inc.	18,392,251	0.2
172,955 (1)	Twitter, Inc.	11,901,033	0.2
897,157	Verizon Communications, Inc.	50,267,707	0.6
131,231	ViacomCBS, Inc. - Class B	5,931,641	0.1
393,731 (1)	Walt Disney Co.	69,206,098	0.9
		876,946,532	11.1

	Consumer Discretionary: 12.2%
14,181	Advance Auto Parts, Inc.	2,909,090	0.0
92,894 (1)	Amazon.com, Inc.	319,570,223	4.0
58,610 (1)	Aptiv PLC	9,221,111	0.1
4,685 (1)	Autozone, Inc.	6,991,051	0.1
48,307	Best Buy Co., Inc.	5,554,339	0.1
8,896 (1)	Booking Holdings, Inc.	19,465,249	0.2
51,969	BorgWarner, Inc.	2,522,575	0.0
45,225 (1)	Caesars Entertainment, Inc.	4,692,094	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
35,340 (1)	Carmax, Inc.	$4,564,161	0.1
172,993 (1)	Carnival Corp.	4,560,095	0.1
6,100 (1)	Chipotle Mexican Grill, Inc.	9,457,074	0.1
28,336	Darden Restaurants, Inc.	4,136,773	0.1
51,186	Dollar General Corp.	11,076,139	0.1
50,265 (1)	Dollar Tree, Inc.	5,001,367	0.1
8,414	Domino’s Pizza, Inc.	3,925,047	0.1
71,087	D.R. Horton, Inc.	6,424,132	0.1
140,249	eBay, Inc.	9,846,882	0.1
27,543 (1)	Etsy, Inc.	5,669,451	0.1
30,652 (1)	Expedia Group, Inc.	5,018,039	0.1
849,640 (1)	Ford Motor Co.	12,625,650	0.2
44,727	Gap, Inc.	1,505,064	0.0
32,489	Garmin Ltd.	4,699,209	0.1
276,639 (1)	General Motors Co.	16,368,730	0.2
31,307	Genuine Parts Co.	3,959,396	0.1
75,838	Hanesbrands, Inc.	1,415,895	0.0
27,773	Hasbro, Inc.	2,625,104	0.0
60,359 (1)	Hilton Worldwide Holdings, Inc.	7,280,503	0.1
230,409	Home Depot, Inc.	73,475,126	0.9
50,793	L Brands, Inc.	3,660,144	0.0
71,187 (1)	Las Vegas Sands Corp.	3,750,843	0.1
28,914	Leggett & Platt, Inc.	1,498,034	0.0
59,757	Lennar Corp. - Class A	5,936,858	0.1
60,240 (1)	LKQ Corp.	2,965,013	0.0
153,184	Lowe’s Cos, Inc.	29,713,100	0.4
57,864 (1)	Marriott International, Inc.	7,899,593	0.1
161,697	McDonald’s Corp.	37,350,390	0.5
88,229	MGM Resorts International	3,762,967	0.1
12,689 (1)	Mohawk Industries, Inc.	2,438,699	0.0
82,163	Newell Brands, Inc.	2,257,018	0.0
276,284	Nike, Inc. - Class B	42,683,115	0.5
80,165 (1)(2)	Norwegian Cruise Line Holdings Ltd.	2,357,653	0.0
741 (1)	NVR, Inc.	3,685,215	0.0
15,117 (1)	O’Reilly Automotive, Inc.	8,559,397	0.1
32,189 (1)	Penn National Gaming, Inc.	2,462,137	0.0
8,696	Pool Corp.	3,988,507	0.1
57,312	Pulte Group, Inc.	3,127,516	0.0
15,459 (1)	PVH Corp.	1,663,234	0.0
10,488	Ralph Lauren Corp.	1,235,591	0.0
77,278	Ross Stores, Inc.	9,582,472	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
47,443 (1)	Royal Caribbean Cruises Ltd.	$4,045,939	0.1
255,339	Starbucks Corp.	28,549,454	0.4
60,408 (1)	Tapestry, Inc.	2,626,540	0.0
107,207	Target Corp.	25,916,220	0.3
167,004 (1)	Tesla, Inc.	113,512,619	1.4
261,340	TJX Cos., Inc.	17,619,543	0.2
24,976	Tractor Supply Co.	4,647,035	0.1
11,866 (1)	Ulta Beauty, Inc.	4,102,907	0.1
41,010 (1)	Under Armour, Inc. - Class A	867,361	0.0
42,369 (1)	Under Armour, Inc. - Class C	786,792	0.0
69,683	VF Corp.	5,716,793	0.1
13,571	Whirlpool Corp.	2,958,749	0.0
22,808 (1)	Wynn Resorts Ltd.	2,789,418	0.0
64,555	Yum! Brands, Inc.	7,425,762	0.1
		966,702,197	12.2

	Consumer Staples: 5.8%
401,035	Altria Group, Inc.	19,121,349	0.2
121,071	Archer-Daniels-Midland Co.	7,336,903	0.1
39,582	Brown-Forman Corp. - Class B	2,966,275	0.0
43,994	Campbell Soup Co.	2,005,686	0.0
53,145	Church & Dwight Co., Inc.	4,529,017	0.1
26,952	Clorox Co.	4,848,934	0.1
840,911	Coca-Cola Co.	45,501,694	0.6
183,322	Colgate-Palmolive Co.	14,913,245	0.2
104,005	Conagra Brands, Inc.	3,783,702	0.1
36,622	Constellation Brands, Inc.	8,565,520	0.1
95,797	Costco Wholesale Corp.	37,903,999	0.5
50,252	Estee Lauder Cos., Inc.	15,984,156	0.2
132,181	General Mills, Inc.	8,053,788	0.1
31,721	Hershey Co.	5,525,164	0.1
61,069 (2)	Hormel Foods Corp.	2,916,045	0.0
23,747	JM Smucker Co.	3,076,899	0.0
54,602	Kellogg Co.	3,512,547	0.0
73,122	Kimberly-Clark Corp.	9,782,261	0.1
140,480	Kraft Heinz Co.	5,728,774	0.1
164,065	Kroger Co.	6,285,330	0.1
31,699	Lamb Weston Holdings, Inc.	2,556,841	0.0
53,959	McCormick & Co., Inc.	4,765,659	0.1
40,817 (1)	Molson Coors Beverage Co.	2,191,465	0.0
304,402	Mondelez International, Inc.	19,006,861	0.2
80,178 (1)	Monster Beverage Corp.	7,324,260	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
299,401	PepsiCo, Inc.	$44,362,246	0.6
337,737	Philip Morris International, Inc.	33,473,114	0.4
530,535	Procter & Gamble Co.	71,585,088	0.9
110,860	Sysco Corp.	8,619,365	0.1
63,878	Tyson Foods, Inc.	4,711,641	0.1
155,472	Walgreens Boots Alliance, Inc.	8,179,382	0.1
297,542	Walmart, Inc.	41,959,373	0.5
		461,076,583	5.8

	Energy: 2.8%
82,156	APA Corp.	1,777,034	0.0
157,631	Baker Hughes Co.	3,605,021	0.0
86,843	Cabot Oil & Gas Corp.	1,516,279	0.0
418,831	Chevron Corp.	43,868,359	0.6
292,421	ConocoPhillips	17,808,439	0.2
128,783	Devon Energy Corp.	3,759,176	0.1
39,222	Diamondback Energy, Inc.	3,682,554	0.0
126,468	EOG Resources, Inc.	10,552,490	0.1
917,412	Exxon Mobil Corp.	57,870,349	0.7
192,803	Halliburton Co.	4,457,605	0.1
59,483	Hess Corp.	5,194,056	0.1
422,034	Kinder Morgan, Inc.	7,693,680	0.1
170,794	Marathon Oil Corp.	2,326,214	0.0
138,050	Marathon Petroleum Corp.	8,340,981	0.1
84,406 (1)	NOV, Inc.	1,293,100	0.0
182,046	Occidental Petroleum Corp.	5,692,578	0.1
96,548	Oneok, Inc.	5,371,931	0.1
94,886	Phillips 66	8,143,116	0.1
50,221	Pioneer Natural Resources Co.	8,161,917	0.1
303,020	Schlumberger NV	9,699,670	0.1
88,579	Valero Energy Corp.	6,916,248	0.1
263,240	Williams Cos., Inc.	6,989,022	0.1
		224,719,819	2.8

	Financials: 11.2%
136,975	Aflac, Inc.	7,350,079	0.1
64,867	Allstate Corp.	8,461,252	0.1
141,002	American Express Co.	23,297,760	0.3
185,960	American International Group, Inc.	8,851,696	0.1
25,117	Ameriprise Financial, Inc.	6,251,119	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
48,898	Aon PLC	$11,674,886	0.1
44,399	Arthur J. Gallagher & Co.	6,219,412	0.1
13,125	Assurant, Inc.	2,049,863	0.0
1,634,143	Bank of America Corp.	67,375,716	0.9
174,833	Bank of New York Mellon Corp.	8,956,695	0.1
410,725 (1)	Berkshire Hathaway, Inc. - Class B	114,148,692	1.4
30,739	Blackrock, Inc.	26,895,703	0.3
97,838	Capital One Financial Corp.	15,134,560	0.2
23,119	Cboe Global Markets, Inc.	2,752,317	0.0
325,020	Charles Schwab Corp.	23,664,706	0.3
97,449	Chubb Ltd.	15,488,544	0.2
32,466	Cincinnati Financial Corp.	3,786,185	0.0
447,932	Citigroup, Inc.	31,691,189	0.4
92,299	Citizens Financial Group, Inc.	4,233,755	0.1
77,816	CME Group, Inc.	16,549,907	0.2
30,258	Comerica, Inc.	2,158,606	0.0
66,070	Discover Financial Services	7,815,420	0.1
8,695	Everest Re Group Ltd.	2,191,227	0.0
152,550	Fifth Third Bancorp	5,831,987	0.1
38,137	First Republic Bank	7,138,102	0.1
59,015	Franklin Resources, Inc.	1,887,890	0.0
20,545	Globe Life, Inc.	1,956,911	0.0
73,725	Goldman Sachs Group, Inc.	27,980,849	0.4
77,404	Hartford Financial Services Group, Inc.	4,796,726	0.1
319,740	Huntington Bancshares, Inc.	4,562,690	0.1
121,952	Intercontinental Exchange, Inc.	14,475,702	0.2
81,847	Invesco Ltd.	2,187,770	0.0
655,982	JPMorgan Chase & Co.	102,031,440	1.3
210,313	Keycorp	4,342,963	0.1
38,779	Lincoln National Corp.	2,436,872	0.0
48,476	Loews Corp.	2,649,213	0.0
27,879	M&T Bank Corp.	4,051,098	0.1
8,231	MarketAxess Holdings, Inc.	3,815,809	0.0
110,199	Marsh & McLennan Cos., Inc.	15,502,795	0.2
161,248	Metlife, Inc.	9,650,693	0.1
34,887	Moody’s Corp.	12,642,002	0.2
322,553	Morgan Stanley	29,574,885	0.4
17,861	MSCI, Inc. - Class A	9,521,342	0.1
24,891	Nasdaq, Inc.	4,375,838	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
45,104	Northern Trust Corp.	$5,214,924	0.1
92,519	People’s United Financial, Inc.	1,585,776	0.0
92,067	PNC Financial Services Group, Inc.	17,562,701	0.2
54,819	Principal Financial Group, Inc.	3,464,013	0.0
126,803	Progressive Corp.	12,453,323	0.2
85,380	Prudential Financial, Inc.	8,748,889	0.1
26,503	Raymond James Financial, Inc.	3,442,740	0.0
208,311	Regions Financial Corp.	4,203,716	0.1
52,203	S&P Global, Inc.	21,426,721	0.3
75,362	State Street Corp.	6,200,785	0.1
11,770 (1)	SVB Financial Group	6,549,181	0.1
117,211	Synchrony Financial	5,687,078	0.1
49,160	T. Rowe Price Group, Inc.	9,732,205	0.1
54,500	Travelers Cos, Inc.	8,159,195	0.1
291,429	Truist Financial Corp.	16,174,310	0.2
44,296	Unum Group	1,258,006	0.0
293,761	US Bancorp	16,735,564	0.2
895,749	Wells Fargo & Co.	40,568,472	0.5
27,949	Willis Towers Watson PLC	6,428,829	0.1
30,367	WR Berkley Corp.	2,260,216	0.0
35,499	Zions Bancorp NA	1,876,477	0.0
		888,145,987	11.2

	Health Care: 12.9%
385,039	Abbott Laboratories	44,637,571	0.6
382,742	AbbVie, Inc.	43,112,059	0.5
9,816 (1)	Abiomed, Inc.	3,063,672	0.0
65,756	Agilent Technologies, Inc.	9,719,394	0.1
47,895 (1)	Alexion Pharmaceuticals, Inc.	8,798,790	0.1
15,606 (1)	Align Technology, Inc.	9,535,266	0.1
32,046	AmerisourceBergen Corp.	3,668,947	0.0
124,506	Amgen, Inc.	30,348,337	0.4
53,057	Anthem, Inc.	20,257,163	0.3
108,969	Baxter International, Inc.	8,772,004	0.1
63,021	Becton Dickinson & Co.	15,326,077	0.2
32,625 (1)	Biogen, Inc.	11,297,059	0.1
4,670 (1)	Bio-Rad Laboratories, Inc.	3,008,834	0.0
307,913 (1)	Boston Scientific Corp.	13,166,360	0.2
484,095	Bristol-Myers Squibb Co.	32,347,228	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
62,875	Cardinal Health, Inc.	$3,589,534	0.0
36,913 (1)	Catalent, Inc.	3,991,034	0.1
126,279 (1)	Centene Corp.	9,209,527	0.1
65,296	Cerner Corp.	5,103,535	0.1
10,890 (1)	Charles River Laboratories International, Inc.	4,028,429	0.1
74,360	Cigna Corp.	17,628,525	0.2
10,672	Cooper Cos., Inc.	4,228,993	0.1
285,302	CVS Health Corp.	23,805,599	0.3
137,566	Danaher Corp.	36,917,212	0.5
15,189 (1)	DaVita, Inc.	1,829,211	0.0
47,310	Dentsply Sirona, Inc.	2,992,831	0.0
20,956 (1)	DexCom, Inc.	8,948,212	0.1
134,709 (1)	Edwards Lifesciences Corp.	13,951,811	0.2
172,492	Eli Lilly & Co.	39,590,364	0.5
271,782	Gilead Sciences, Inc.	18,714,909	0.2
56,951	HCA Healthcare, Inc.	11,774,050	0.2
30,489 (1)	Henry Schein, Inc.	2,261,979	0.0
55,526 (1)	Hologic, Inc.	3,704,695	0.0
27,957	Humana, Inc.	12,377,123	0.2
18,480 (1)	Idexx Laboratories, Inc.	11,671,044	0.2
31,638 (1)	Illumina, Inc.	14,971,418	0.2
40,509 (1)	Incyte Corp., Ltd.	3,408,022	0.0
25,660 (1)	Intuitive Surgical, Inc.	23,597,962	0.3
41,533 (1)	IQVIA Holdings, Inc.	10,064,277	0.1
570,660	Johnson & Johnson	94,010,528	1.2
21,159 (1)	Laboratory Corp. of America Holdings	5,836,710	0.1
34,279	McKesson Corp.	6,555,516	0.1
291,550	Medtronic PLC	36,190,102	0.5
548,700	Merck & Co., Inc.	42,672,399	0.5
5,042 (1)	Mettler Toledo International, Inc.	6,984,884	0.1
55,015 (1)	Organon & Co.	1,664,754	0.0
24,290	PerkinElmer, Inc.	3,750,619	0.1
28,938	Perrigo Co. PLC	1,326,807	0.0
1,213,026	Pfizer, Inc.	47,502,098	0.6
28,309	Quest Diagnostics, Inc.	3,735,939	0.0
22,688 (1)	Regeneron Pharmaceuticals, Inc.	12,672,156	0.2
31,534	Resmed, Inc.	7,773,762	0.1
21,159	STERIS Public Ltd. Co.	4,365,102	0.1
71,028	Stryker Corp.	18,448,102	0.2
10,127	Teleflex, Inc.	4,068,927	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
85,170	Thermo Fisher Scientific, Inc.	$42,965,710	0.5
204,501	UnitedHealth Group, Inc.	81,890,380	1.0
16,924	Universal Health Services, Inc.	2,478,181	0.0
56,097 (1)	Vertex Pharmaceuticals, Inc.	11,310,838	0.1
261,917	Viatris, Inc.	3,742,794	0.1
13,370 (1)	Waters Corp.	4,620,806	0.1
15,998	West Pharmaceutical Services, Inc.	5,744,882	0.1
45,178	Zimmer Biomet Holdings, Inc.	7,265,526	0.1
102,883	Zoetis, Inc.	19,173,276	0.2
		1,022,169,855	12.9

	Industrials: 8.5%
125,616	3M Co.	24,951,106	0.3
27,010 (1)	Alaska Air Group, Inc.	1,628,973	0.0
19,498	Allegion Public Ltd.	2,716,071	0.0
139,080 (1)(2)	American Airlines Group, Inc.	2,949,887	0.0
50,040	Ametek, Inc.	6,680,340	0.1
29,139	AO Smith Corp.	2,099,756	0.0
119,125 (1)	Boeing Co.	28,537,585	0.4
177,014	Carrier Global Corp.	8,602,880	0.1
118,706	Caterpillar, Inc.	25,833,987	0.3
28,819	CH Robinson Worldwide, Inc.	2,699,476	0.0
19,123	Cintas Corp.	7,304,986	0.1
45,115 (1)	Copart, Inc.	5,947,510	0.1
492,387	CSX Corp.	15,795,775	0.2
31,682	Cummins, Inc.	7,724,388	0.1
67,598	Deere & Co.	23,842,491	0.3
138,612 (1)	Delta Air Lines, Inc.	5,996,355	0.1
31,189	Dover Corp.	4,697,063	0.1
86,355	Eaton Corp. PLC	12,796,084	0.2
129,956	Emerson Electric Co.	12,506,965	0.2
26,373	Equifax, Inc.	6,316,597	0.1
36,598	Expeditors International Washington, Inc.	4,633,307	0.1
124,460	Fastenal Co.	6,471,920	0.1
52,900	FedEx Corp.	15,781,657	0.2
73,359	Fortive Corp.	5,116,057	0.1
29,997	Fortune Brands Home & Security, Inc.	2,988,001	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
13,642 (1)	Generac Holdings, Inc.	$5,663,476	0.1
49,604	General Dynamics Corp.	9,338,449	0.1
1,902,341	General Electric Co.	25,605,510	0.3
150,511	Honeywell International, Inc.	33,014,588	0.4
84,850 (1)	Howmet Aerospace, Inc.	2,924,780	0.0
8,718	Huntington Ingalls Industries, Inc.	1,837,319	0.0
16,454	IDEX Corp.	3,620,703	0.0
81,179	IHS Markit Ltd.	9,145,626	0.1
62,291	Illinois Tool Works, Inc.	13,925,776	0.2
80,897 (1)	Ingersoll Rand, Inc.	3,948,583	0.1
28,218	Jacobs Engineering Group, Inc.	3,764,846	0.0
18,090	JB Hunt Transport Services, Inc.	2,947,766	0.0
155,313	Johnson Controls International plc	10,659,131	0.1
19,705	Kansas City Southern	5,583,806	0.1
44,420	L3Harris Technologies, Inc.	9,601,383	0.1
28,807	Leidos Holdings, Inc.	2,912,388	0.0
53,001	Lockheed Martin Corp.	20,052,928	0.3
54,996	Masco Corp.	3,239,814	0.0
77,792	Nielsen Holdings PLC	1,919,129	0.0
54,227	Norfolk Southern Corp.	14,392,388	0.2
32,439	Northrop Grumman Corp.	11,789,306	0.2
20,606	Old Dominion Freight Line	5,229,803	0.1
87,416	Otis Worldwide Corp.	7,148,006	0.1
75,229	Paccar, Inc.	6,714,188	0.1
27,967	Parker Hannifin Corp.	8,588,945	0.1
36,016	Pentair PLC	2,430,720	0.0
30,084	Quanta Services, Inc.	2,724,708	0.0
328,322	Raytheon Technologies Corp.	28,009,150	0.4
45,629	Republic Services, Inc.	5,019,646	0.1
24,440	Robert Half International, Inc.	2,174,427	0.0
25,154	Rockwell Automation, Inc.	7,194,547	0.1
48,150	Rollins, Inc.	1,646,730	0.0
22,805	Roper Technologies, Inc.	10,722,911	0.1
11,719	Snap-On, Inc.	2,618,376	0.0
128,152 (1)	Southwest Airlines Co.	6,803,590	0.1
34,996	Stanley Black & Decker, Inc.	7,173,830	0.1
10,064 (1)	Teledyne Technologies, Inc.	4,215,105	0.1
48,911	Textron, Inc.	3,363,609	0.0
51,824	Trane Technologies PLC	9,542,871	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
11,895 (1)	TransDigm Group, Inc.	$7,699,515	0.1
143,955	Union Pacific Corp.	31,660,023	0.4
70,120 (1)	United Airlines Holdings, Inc.	3,666,575	0.0
156,744	United Parcel Service, Inc. - Class B	32,598,050	0.4
15,698 (1)	United Rentals, Inc.	5,007,819	0.1
35,125	Verisk Analytics, Inc.	6,137,040	0.1
84,157	Waste Management, Inc.	11,791,237	0.2
38,499	Westinghouse Air Brake Technologies Corp.	3,168,468	0.0
9,486	WW Grainger, Inc.	4,154,868	0.1
39,015	Xylem, Inc.	4,680,239	0.1
		672,391,908	8.5

	Information Technology: 27.3%
137,745	Accenture PLC	40,605,849	0.5
103,583 (1)	Adobe, Inc.	60,662,348	0.8
263,296 (1)	Advanced Micro Devices, Inc.	24,731,393	0.3
35,321 (1)	Akamai Technologies, Inc.	4,118,429	0.0
129,504	Amphenol Corp.	8,859,369	0.1
79,925	Analog Devices, Inc.	13,759,888	0.2
18,886 (1)	ANSYS, Inc.	6,554,575	0.1
3,399,254	Apple, Inc.	465,561,828	5.9
198,858	Applied Materials, Inc.	28,317,379	0.4
11,908 (1)	Arista Networks, Inc.	4,314,387	0.1
47,677 (1)	Autodesk, Inc.	13,916,916	0.2
92,210	Automatic Data Processing, Inc.	18,314,750	0.2
88,479	Broadcom, Inc.	42,190,326	0.5
25,177	Broadridge Financial Solutions, Inc. ADR	4,066,841	0.0
60,300 (1)	Cadence Design Systems, Inc.	8,250,246	0.1
30,382	CDW Corp.	5,306,216	0.1
913,223	Cisco Systems, Inc.	48,400,819	0.6
26,907	Citrix Systems, Inc.	3,155,384	0.0
114,291	Cognizant Technology Solutions Corp.	7,915,795	0.1
167,886	Corning, Inc.	6,866,537	0.1
55,355 (1)	DXC Technology Co.	2,155,524	0.0
29,406 (1)	Enphase Energy, Inc.	5,399,824	0.1
12,919 (1)	F5 Networks, Inc.	2,411,461	0.0
134,382	Fidelity National Information Services, Inc.	19,037,898	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
129,065 (1)	Fiserv, Inc.	$13,795,758	0.2
18,062 (1)	FleetCor Technologies, Inc.	4,624,956	0.1
29,375 (1)	Fortinet, Inc.	6,996,831	0.1
18,653 (1)	Gartner, Inc.	4,517,757	0.1
63,974	Global Payments, Inc.	11,997,684	0.1
282,900	Hewlett Packard Enterprise Co.	4,124,682	0.1
260,313	HP, Inc.	7,858,849	0.1
875,039	Intel Corp.	49,124,689	0.6
193,627	International Business Machines Corp.	28,383,782	0.4
59,216	Intuit, Inc.	29,025,907	0.4
7,798 (1)	IPG Photonics Corp.	1,643,584	0.0
16,097	Jack Henry & Associates, Inc.	2,632,020	0.0
71,022	Juniper Networks, Inc.	1,942,452	0.0
39,922 (1)	Keysight Technologies, Inc.	6,164,356	0.1
33,216	KLA Corp.	10,768,959	0.1
30,906	Lam Research Corp.	20,110,534	0.3
189,567	Mastercard, Inc. - Class A	69,209,016	0.9
58,155	Maxim Integrated Products	6,127,211	0.1
59,274	Microchip Technology, Inc.	8,875,689	0.1
243,012 (1)	Micron Technology, Inc.	20,651,160	0.3
1,632,100	Microsoft Corp.	442,135,890	5.6
9,324	Monolithic Power Systems, Inc.	3,482,048	0.0
36,767	Motorola Solutions, Inc.	7,972,924	0.1
48,238	NetApp, Inc.	3,946,833	0.0
125,675	NortonLifeLock, Inc.	3,420,873	0.0
135,005	Nvidia Corp.	108,017,500	1.4
59,755	NXP Semiconductor NV - NXPI - US	12,292,799	0.2
393,665	Oracle Corp.	30,642,884	0.4
69,500	Paychex, Inc.	7,457,350	0.1
10,645 (1)	Paycom Software, Inc.	3,869,138	0.0
254,565 (1)	PayPal Holdings, Inc.	74,200,606	0.9
22,790 (1)	PTC, Inc.	3,219,315	0.0
24,398 (1)	Qorvo, Inc.	4,773,469	0.1
244,439	Qualcomm, Inc.	34,937,666	0.4
200,665 (1)	Salesforce.com, Inc.	49,016,440	0.6
43,149	Seagate Technology Holdings PLC	3,794,092	0.0
42,787 (1)	ServiceNow, Inc.	23,513,596	0.3
35,776	Skyworks Solutions, Inc.	6,860,048	0.1
33,059 (1)	Synopsys, Inc.	9,117,342	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
71,560	TE Connectivity Ltd.	$9,675,628	0.1
36,030	Teradyne, Inc.	4,826,579	0.1
200,129	Texas Instruments, Inc.	38,484,807	0.5
54,384 (1)	Trimble, Inc.	4,450,243	0.1
8,822 (1)	Tyler Technologies, Inc.	3,990,808	0.0
21,476 (1)	VeriSign, Inc.	4,889,870	0.1
366,616	Visa, Inc. - Class A	85,722,153	1.1
66,409 (1)	Western Digital Corp.	4,726,329	0.1
88,685	Western Union Co.	2,037,094	0.0
53,274	Xilinx, Inc.	7,705,551	0.1
11,596 (1)	Zebra Technologies Corp.	6,139,966	0.1
		2,158,769,699	27.3

	Materials: 2.6%
47,959	Air Products & Chemicals, Inc.	13,796,845	0.2
25,294	Albemarle Corp.	4,261,027	0.1
334,108	Amcor PLC	3,828,878	0.1
17,988	Avery Dennison Corp.	3,781,797	0.1
71,133	Ball Corp.	5,763,196	0.1
24,408	Celanese Corp. - Series A	3,700,253	0.0
46,529	CF Industries Holdings, Inc.	2,393,917	0.0
159,731	Corteva, Inc.	7,084,070	0.1
161,873	Dow, Inc.	10,243,323	0.1
115,316	DuPont de Nemours, Inc.	8,926,611	0.1
29,540	Eastman Chemical Co.	3,448,795	0.0
53,908	Ecolab, Inc.	11,103,431	0.1
27,928	FMC Corp.	3,021,810	0.0
317,581	Freeport-McMoRan, Inc.	11,785,431	0.2
53,941	International Flavors & Fragrances, Inc.	8,058,785	0.1
84,890	International Paper Co.	5,204,606	0.1
112,730	Linde Public Ltd.	32,590,243	0.4
55,790	LyondellBasell Industries NV - Class A	5,739,117	0.1
13,515	Martin Marietta Materials, Inc.	4,754,712	0.1
75,006	Mosaic Co.	2,393,441	0.0
173,613	Newmont Corp.	11,003,592	0.1
64,846	Nucor Corp.	6,220,677	0.1
20,618	Packaging Corp. of America	2,792,090	0.0
51,378	PPG Industries, Inc.	8,722,443	0.1
32,936	Sealed Air Corp.	1,951,458	0.0
51,868	Sherwin-Williams Co.	14,131,437	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
28,749	Vulcan Materials Co.	$5,004,338	0.1
57,668	WestRock Co.	3,069,091	0.0
		204,775,414	2.6

	Real Estate: 2.6%
29,727	Alexandria Real Estate Equities, Inc.	5,408,530	0.1
98,533	American Tower Corp.	26,617,705	0.3
30,253	AvalonBay Communities, Inc.	6,313,499	0.1
30,777	Boston Properties, Inc.	3,526,736	0.0
72,737 (1)	CBRE Group, Inc.	6,235,743	0.1
93,656	Crown Castle International Corp.	18,272,286	0.2
61,020	Digital Realty Trust, Inc.	9,181,069	0.1
81,265	Duke Realty Corp.	3,847,898	0.1
19,412	Equinix, Inc.	15,580,071	0.2
74,564	Equity Residential	5,741,428	0.1
14,085	Essex Property Trust, Inc.	4,225,641	0.1
28,979	Extra Space Storage, Inc.	4,747,340	0.1
15,185	Federal Realty Investment Trust	1,779,226	0.0
116,788	Healthpeak Properties, Inc.	3,887,872	0.1
153,010 (1)	Host Hotels & Resorts, Inc.	2,614,941	0.0
62,568 (2)	Iron Mountain, Inc.	2,647,878	0.0
94,023	Kimco Realty Corp.	1,960,380	0.0
24,809	Mid-America Apartment Communities, Inc.	4,178,332	0.1
160,310	ProLogis, Inc.	19,161,854	0.2
32,989	Public Storage, Inc.	9,919,462	0.1
80,953	Realty Income Corp.	5,402,803	0.1
34,233	Regency Centers Corp.	2,193,308	0.0
23,695	SBA Communications Corp.	7,551,596	0.1
71,193	Simon Property Group, Inc.	9,289,263	0.1
64,324	UDR, Inc.	3,150,589	0.0
81,293	Ventas, Inc.	4,641,830	0.1
34,116	Vornado Realty Trust	1,592,194	0.0
90,477	Welltower, Inc.	7,518,639	0.1
162,356	Weyerhaeuser Co.	5,588,294	0.1
		202,776,407	2.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 2.4%
144,379	AES Corp.	$3,763,961	0.0
54,205	Alliant Energy Corp.	3,022,471	0.0
55,379	Ameren Corp.	4,432,535	0.1
108,296	American Electric Power Co., Inc.	9,160,759	0.1
39,325	American Water Works Co., Inc.	6,061,162	0.1
28,317	Atmos Energy Corp.	2,721,547	0.0
125,794	Centerpoint Energy, Inc.	3,084,469	0.0
62,726	CMS Energy Corp.	3,705,852	0.0
74,288	Consolidated Edison, Inc.	5,327,935	0.1
174,775	Dominion Energy, Inc.	12,858,197	0.2
41,981	DTE Energy Co.	5,440,738	0.1
166,691	Duke Energy Corp.	16,455,736	0.2
82,225	Edison International	4,754,250	0.1
43,483	Entergy Corp.	4,335,255	0.0
49,683	Evergy, Inc.	3,002,344	0.0
74,429	Eversource Energy	5,972,183	0.1
211,755	Exelon Corp.	9,382,864	0.1
117,864	FirstEnergy Corp.	4,385,719	0.1
425,047	NextEra Energy, Inc.	31,147,444	0.4
85,200	NiSource, Inc.	2,087,400	0.0
53,038	NRG Energy, Inc.	2,137,431	0.0
24,435	Pinnacle West Capital Corp.	2,002,937	0.0
166,736	PPL Corp.	4,663,606	0.1
109,454	Public Service Enterprise Group, Inc.	6,538,782	0.1
68,276	Sempra Energy	9,045,204	0.1
229,406	Southern Co.	13,881,357	0.2
68,355	WEC Energy Group, Inc.	6,080,177	0.1
116,630	Xcel Energy, Inc.	7,683,584	0.1
		193,135,899	2.4
	Total Common Stock (Cost $4,234,028,630)	7,871,610,300	99.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.6%
	Repurchase Agreements: 0.1%
1,550,600 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,550,602, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-9.000%, Market Value plus accrued interest $1,581,612, due 07/25/21-05/20/71)	$1,550,600	0.1
1,550,559 (3)	Citigroup, Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $1,550,562, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,581,570, due 07/01/21-01/15/59)	1,550,559	0.0
1,550,559 (3)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,550,561, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,581,570, due 11/30/21-07/01/51)	1,550,559	0.0
1,550,559 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,550,561, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,581,570, due 08/01/21-04/15/62)	1,550,559	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
71,175 (3)	TD Securities (USA) LLC, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $71,175, collateralized by various U.S. Government Securities, 0.125%-2.625%, Market Value plus accrued interest $72,599, due 09/30/21-02/29/24)	$71,175	0.0
	Total Repurchase Agreements
	(Cost $6,273,452)	6,273,452	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
37,311,000 (3)(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	37,311,000	0.5
194,000 (3)(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.020%	194,000	0.0
444 (3)(4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	444	0.0
	Total Mutual Funds (Cost $37,505,444)	37,505,444	0.5
	Total Short-Term Investments (Cost $43,778,896)	43,778,896	0.6
	Total Investments in Securities (Cost $4,277,807,526)	$7,915,389,196	100.0
	Assets in Excess of Other Liabilities	3,934,347	0.0
	Net Assets	$7,919,323,543	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of June 30, 2021.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Sector Diversification as of June 30, 2021 (as a percentage of net assets)

Information Technology	27.3%
Health Care	12.9%
Consumer Discretionary	12.2%
Financials	11.2%
Communication Services	11.1%
Industrials	8.5%
Consumer Staples	5.8%
Energy	2.8%
Materials	2.6%
Real Estate	2.6%
Utilities	2.4%
Assets in Excess of Other Liabilities*	0.6%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$7,871,610,300	$—	$—	$7,871,610,300
Short-Term Investments	37,505,444	6,273,452	—	43,778,896
Total Investments, at fair value	$7,909,115,744	$6,273,452	$—	$7,915,389,196
Other Financial Instruments+
Futures	535,313	—	—	535,313
Total Assets	$7,909,651,057	$6,273,452	$—	$7,915,924,509

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2021, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	203	09/17/21	$43,529,290	$535,313
			$43,529,290	$535,313

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$535,313
Total Asset Derivatives		$535,313

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$11,340,886
Total	$11,340,886
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(654,837)
Total	$(654,837)
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $4,303,725,005.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$3,724,354,006
Gross Unrealized Depreciation	(112,154,502)
Net Unrealized Appreciation	$3,612,199,504

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Clarion Real Estate Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.9%
	Diversified REITs: 2.6%
163,323	VEREIT, Inc.	$7,501,425	2.6

	Health Care REITs: 8.5%
285,820	Healthcare Trust of America, Inc.	7,631,394	2.7
158,889	Ventas, Inc.	9,072,562	3.2
91,340	Welltower, Inc.	7,590,354	2.6
		24,294,310	8.5

	Hotel & Resort REITs: 7.9%
222,100	Apple Hospitality REIT, Inc.	3,389,246	1.2
197,242	MGM Growth Properties LLC	7,223,002	2.5
204,100 (1)	Park Hotels & Resorts, Inc.	4,206,501	1.5
348,200 (1)	Sunstone Hotel Investors, Inc.	4,324,644	1.5
175,000 (1)	Xenia Hotels & Resorts, Inc.	3,277,750	1.2
		22,421,143	7.9

	Industrial REITs: 17.5%
285,139	Duke Realty Corp.	13,501,331	4.7
255,077	ProLogis, Inc.	30,489,354	10.7
156,993	STAG Industrial, Inc.	5,876,248	2.1
		49,866,933	17.5

	Office REITs: 8.6%
31,138	Alexandria Real Estate Equities, Inc.	5,665,248	2.0
149,754 (2)	Brandywine Realty Trust	2,053,127	0.7
111,200	Columbia Property Trust, Inc.	1,933,768	0.7
104,941	Highwoods Properties, Inc.	4,740,185	1.7
191,872	Hudson Pacific Properties, Inc.	5,337,879	1.9
249,639	Piedmont Office Realty Trust, Inc.	4,610,832	1.6
		24,341,039	8.6

	Residential REITs: 17.2%
117,463	Apartment Income REIT Corp.	5,571,270	2.0
61,815	Camden Property Trust	8,200,996	2.9
24,355	Essex Property Trust, Inc.	7,306,743	2.6
225,709	Invitation Homes, Inc.	8,416,689	2.9
43,921	Mid-America Apartment Communities, Inc.	7,397,175	2.6
13,412	Sun Communities, Inc.	2,298,817	0.8
197,700	UDR, Inc.	9,683,346	3.4
		48,875,036	17.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Retail REITs: 14.5%
106,100	Acadia Realty Trust	$2,329,956	0.8
189,723	Brixmor Property Group, Inc.	4,342,760	1.5
57,200	Getty Realty Corp.	1,781,780	0.6
96,122	NETSTREIT Corp.	2,216,573	0.8
75,499	Regency Centers Corp.	4,837,221	1.7
145,656	Simon Property Group, Inc.	19,005,195	6.7
261,800	SITE Centers Corp.	3,942,708	1.4
59,719	Spirit Realty Capital, Inc.	2,856,957	1.0
		41,313,150	14.5

	Specialized REITs: 23.1%
20,200	American Tower Corp.	5,456,828	1.9
16,241	Crown Castle International Corp.	3,168,619	1.1
293,982	CubeSmart	13,617,246	4.8
74,401	CyrusOne, Inc.	5,321,160	1.9
14,905	Equinix, Inc.	11,962,753	4.2
89,513	Extra Space Storage, Inc.	14,664,020	5.1
110,000	Four Corners Property Trust, Inc.	3,037,100	1.1
26,071	Life Storage, Inc.	2,798,722	1.0
35,547	QTS Realty Trust, Inc.	2,747,783	1.0
84,500	Weyerhaeuser Co.	2,908,490	1.0
		65,682,721	23.1
	Total Common Stock (Cost $222,750,500)	284,295,757	99.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0%
	Repurchase Agreements: 0.7%
1,000,000 (3)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 11/30/21-07/01/51)	1,000,000	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Clarion Real Estate Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,020,000, due 08/01/21-04/15/62)	$1,000,000	0.3
75,588 (3)	TD Securities (USA) LLC, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $75,588, collateralized by various U.S. Government Securities, 0.125%-2.625%, Market Value plus accrued interest $77,100, due 09/30/21-02/29/24)	75,588	0.0
	Total Repurchase Agreements (Cost $2,075,588)	2,075,588	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
824,062 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $824,062)	824,062	0.3
	Total Short-Term Investments (Cost $2,899,650)	2,899,650	1.0
Shares	Value	Percentage of Net Assets
Total Investments in Securities (Cost $225,650,150)	$287,195,407	100.9
Liabilities in Excess of Other Assets	(2,547,882)	(0.9)
Net Assets	$284,647,525	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate
Sector Diversification as of June 30, 2021 (as a percentage of net assets)

Real Estate	20.2%
REITS – Warehouse/Industrial	13.6%
REITS – Apartments	11.5%
REITS – Storage	10.9%
REITS – Diversified	10.0%
REITS – Health Care	8.5%
REITS – Office Property	7.9%
REITS – Regional Malls	6.7%
REITS – Hotels	5.5%
REITS – Shopping Centers	3.2%
REITs – Diversified	1.1%
REITS – Manufactured Homes	0.8%
Assets in Excess of Other Liabilities*	0.1%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.
shown is the 7-day yield as of June 30, 2021.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Clarion Real Estate Portfolio	as of June 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$284,295,757	$—	$—	$284,295,757
Short-Term Investments	824,062	2,075,588	—	2,899,650
Total Investments, at fair value	$285,119,819	$2,075,588	$—	$287,195,407

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $235,976,918.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$63,002,272
Gross Unrealized Depreciation	(11,783,783)
Net Unrealized Appreciation	$51,218,489
See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.0%
	Communication Services: 2.1%
20,900 (1)(2)	AMC Entertainment Holdings, Inc.	$1,184,612	0.2
31,700 (2)	Cars.com, Inc.	454,261	0.1
40,200 (1)(2)	Cinemark Holdings, Inc.	882,390	0.1
49,200 (2)	Fluent, Inc.	144,156	0.0
26,700	Gray Television, Inc.	624,780	0.1
86,700 (2)	IDT Corp.	3,204,432	0.4
19,700 (2)	Imax Corp.	423,550	0.1
34,333 (2)	Liberty Latin America Ltd.	484,095	0.1
37,700 (2)	Liberty Latin America Ltd. - Class A	522,522	0.1
326,900 (2)	Liberty TripAdvisor Holdings, Inc.	1,330,483	0.2
71,600 (1)(2)	Lions Gate Entertainment Corp. - Class A	1,482,120	0.2
17,300 (2)	Meredith Corp.	751,512	0.1
21,400 (2)	Ooma, Inc.	403,604	0.0
20,200	Sinclair Broadcast Group, Inc.	671,044	0.1
80,700	TEGNA, Inc.	1,513,932	0.2
27,100 (2)	Yelp, Inc.	1,082,916	0.1
		15,160,409	2.1

	Consumer Discretionary: 10.5%
6,050	Aaron’s Co., Inc./The	193,540	0.0
60,741	Acushnet Holdings Corp.	3,000,605	0.4
64,000 (2)	American Axle & Manufacturing Holdings, Inc.	662,400	0.1
21,600	American Eagle Outfitters, Inc.	810,648	0.1
10,200	Big Lots, Inc.	673,302	0.1
40,200 (2)	Bloomin Brands, Inc.	1,091,028	0.2
6,000 (2)	Boyd Gaming Corp.	368,940	0.1
25,900 (2)	Bright Horizons Family Solutions, Inc.	3,810,149	0.5
16,600 (2)	Brinker International, Inc.	1,026,710	0.1
52,458	Brunswick Corp.	5,225,866	0.7
28,602	Carter’s, Inc.	2,950,868	0.4
25,089 (1)(2)	Coursera, Inc.	992,521	0.1
3,900 (2)	CROCS, Inc.	454,428	0.1
75,300	Dana, Inc.	1,789,128	0.3
10,250 (2)	Deckers Outdoor Corp.	3,936,718	0.6
2,700 (1)	Dillards, Inc.	488,376	0.1
7,700 (2)	Dine Brands Global, Inc.	687,225	0.1
12,300 (2)	Genesco, Inc.	783,264	0.1
5,100 (2)	G-III Apparel Group Ltd.	167,586	0.0
48,749 (2)	Goodyear Tire & Rubber Co.	836,045	0.1
20,100	Guess?, Inc.	530,640	0.1
135,820 (1)(2)	Hayward Holdings, Inc.	3,534,036	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
2,400 (2)	Helen of Troy Ltd.	$547,488	0.1
19,600 (2)	Hibbett, Inc.	1,756,748	0.3
14,500	Hooker Furniture Corp.	502,280	0.1
12,400	Kontoor Brands, Inc.	699,484	0.1
33,366	LCI Industries	4,384,960	0.6
3,300	Lear Corp.	578,424	0.1
76,197 (1)(2)	Leslie’s, Inc.	2,094,656	0.3
37,600	Lifetime Brands, Inc.	562,872	0.1
43,300 (2)	Macy’s, Inc.	820,968	0.1
7,600 (2)	Marriott Vacations Worldwide Corp.	1,210,680	0.2
19,943 (2)	Monarch Casino & Resort, Inc.	1,319,628	0.2
15,000	Movado Group, Inc.	472,050	0.1
37,140 (2)	National Vision Holdings, Inc.	1,898,968	0.3
5,396 (2)	ODP Corp./The	259,062	0.0
3,800 (2)	Overstock.com, Inc.	350,360	0.1
8,000	Patrick Industries, Inc.	584,000	0.1
7,292 (2)	Penn National Gaming, Inc.	557,765	0.1
44,793 (2)	Planet Fitness, Inc.	3,370,673	0.5
14,300 (2)	PLBY Group, Inc.	556,127	0.1
12,000 (2)	Purple Innovation, Inc.	316,920	0.0
2,900	RCI Hospitality Holdings, Inc.	191,980	0.0
19,500	Rent-A-Center, Inc.	1,034,865	0.1
1,450 (2)	RH	984,550	0.1
8,900 (2)	Scientific Games Corp.	689,216	0.1
21,200 (2)	Signet Jewelers Ltd.	1,712,748	0.2
25,400 (2)	Sonos, Inc.	894,842	0.1
5,500 (1)(2)	Stitch Fix, Inc.	331,650	0.0
23,194	Thor Industries, Inc.	2,620,922	0.4
14,422 (2)	ThredUp, Inc.	419,392	0.1
10,400 (2)	Tupperware Brands Corp.	247,000	0.0
12,000 (2)	Universal Electronics, Inc.	582,000	0.1
49,950 (2)	Vizio Holding Corp.	1,349,150	0.2
152,132	Wendy’s Company	3,562,931	0.5
11,700 (2)	WW International, Inc.	422,838	0.1
11,790 (2)	Xometry, Inc.	1,030,328	0.1
15,100 (2)	Zumiez, Inc.	739,749	0.1
		73,672,297	10.5

	Consumer Staples: 4.3%
2,100	Andersons, Inc.	64,113	0.0
125,831 (2)	BJ’s Wholesale Club Holdings, Inc.	5,987,039	0.9
4,000	Bunge Ltd.	312,600	0.0
17,225	Casey’s General Stores, Inc.	3,352,674	0.5
22,800 (2)	Central Garden & Pet Co. - Class A - CENTA	1,101,240	0.2

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
700	Coca-Cola Consolidated, Inc.	$281,491	0.0
19,500 (2)	Darling Ingredients, Inc.	1,316,250	0.2
22,700	Edgewell Personal Care Co.	996,530	0.1
28,500 (2)	elf Beauty, Inc.	773,490	0.1
24,512 (2)	Honest Co., Inc./The	396,849	0.1
2,400	Medifast, Inc.	679,152	0.1
158,245 (2)	Performance Food Group Co.	7,673,300	1.1
219,000	Primo Water Corp.	3,663,870	0.5
70,300 (1)(2)	Rite Aid Corp.	1,145,890	0.2
5,700	Sanderson Farms, Inc.	1,071,429	0.2
4,400 (2)	Seneca Foods Corp.	224,752	0.0
45,762	Utz Brands, Inc.	997,154	0.1
		30,037,823	4.3

	Energy: 1.8%
60,100 (2)	Antero Resources Corp.	903,303	0.1
8,300 (2)	Arch Resources, Inc.	472,934	0.1
54,300	Berry Corp.	364,896	0.1
35,800 (2)	ChampionX Corp.	918,270	0.1
15,900 (2)	CNX Resources Corp.	217,194	0.0
14,500	CVR Energy, Inc.	260,420	0.1
1,520	Delek US Holdings, Inc.	32,862	0.0
17,300 (2)	Green Plains, Inc.	581,626	0.1
71,500 (2)	Magnolia Oil & Gas Corp.	1,117,545	0.2
15,600	Matador Resources Co.	561,756	0.1
15,400 (1)(2)	National Energy Services Reunited Corp.	219,450	0.0
96,000 (2)	NexTier Oilfield Solutions, Inc.	456,960	0.1
28,700 (2)	Oil States International, Inc.	225,295	0.0
71,100	Ovintiv, Inc.	2,237,517	0.3
14,100 (2)	Par Pacific Holdings, Inc.	237,162	0.0
24,200	Patterson-UTI Energy, Inc.	240,548	0.0
25,600	PDC Energy, Inc.	1,172,224	0.2
10,800 (2)	ProPetro Holding Corp.	98,928	0.0
4,000 (2)	Renewable Energy Group, Inc.	249,360	0.0
1,300 (2)	REX American Resources Corp.	117,234	0.0
80,900 (2)	Select Energy Services, Inc.	488,636	0.1
21,800	SFL Corp. Ltd.	166,770	0.0
34,700	Solaris Oilfield Infrastructure, Inc.	337,978	0.1
155,100 (2)	Southwestern Energy Co.	879,417	0.1
		12,558,285	1.8

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: 16.8%
21,700	American Equity Investment Life Holding Co.	$701,344	0.1
7,682	Ameris Bancorp.	388,940	0.1
4,900	Apollo Commercial Real Estate Finance, Inc.	78,155	0.0
26,900	Ares Commercial Real Estate Corp.	395,161	0.1
11,300	Argo Group International Holdings Ltd.	585,679	0.1
3,100	Artisan Partners Asset Management, Inc.	157,542	0.0
63,483 (2)	AssetMark Financial Holdings, Inc.	1,590,884	0.2
11,800	Associated Banc-Corp.	241,664	0.0
32,700	Bank of NT Butterfield & Son Ltd.	1,159,215	0.2
82,056	BankUnited, Inc.	3,502,971	0.5
5,000	Bar Harbor Bankshares	143,100	0.0
16,600	Blackstone Mortgage Trust, Inc.	529,374	0.1
31,100 (2)	Blucora, Inc.	538,341	0.1
29,300	Brightsphere Investment Group, Inc.	686,499	0.1
7,600 (1)	BrightSpire Capital, Inc.	71,440	0.0
4,500 (2)	BRP Group, Inc.	119,925	0.0
6,800	Business First Bancshares, Inc.	156,060	0.0
2,500 (2)	Capital Bancorp, Inc.	51,125	0.0
5,600	Capstar Financial Holdings, Inc.	114,800	0.0
5,600	Cathay General Bancorp.	220,416	0.0
20,500	CNO Financial Group, Inc.	484,210	0.1
2,500	Cohen & Steers, Inc.	205,225	0.0
37,484	Commerce Bancshares, Inc.	2,794,807	0.4
1,247	Community Trust Bancorp, Inc.	50,354	0.0
54,500	ConnectOne Bancorp, Inc.	1,426,265	0.2
20,900	Cowen, Inc.	857,945	0.1
24,240	Cullen/Frost Bankers, Inc.	2,714,880	0.4
25,100 (2)	Customers Bancorp, Inc.	978,649	0.1
27,600 (2)	Donnelley Financial Solutions, Inc.	910,800	0.1
9,200 (2)	eHealth, Inc.	537,280	0.1
25,800	Ellington Financial, Inc.	494,070	0.1
8,200 (2)	Enova International, Inc.	280,522	0.0
1,200	Enterprise Financial Services Corp.	55,668	0.0
30,100	Essent Group Ltd.	1,352,995	0.2
50,400 (2)	Ezcorp, Inc.	303,912	0.1
27,300	Federated Hermes, Inc.	925,743	0.1

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
12,800	Financial Institutions, Inc.	$384,000	0.1
125,000	First BanCorp. Puerto Rico	1,490,000	0.2
3,100	First Bank/Hamilton NJ	41,974	0.0
1,200	First Choice Bancorp	36,540	0.0
2,300	First Community Bancshares, Inc.	68,655	0.0
105,697	First Financial Bancorp.	2,497,620	0.4
125,263	First Hawaiian, Inc.	3,549,953	0.5
357,111	First Horizon Corp.	6,170,878	0.9
4,100	First Internet Bancorp	127,018	0.0
31,700	Flagstar Bancorp, Inc.	1,339,959	0.2
52,300	FNB Corp.	644,859	0.1
96,682 (2)	Focus Financial Partners, Inc.	4,689,077	0.7
1,300	FS Bancorp, Inc.	92,651	0.0
5,800	Granite Point Mortgage Trust, Inc.	85,550	0.0
1,800	Great Ajax Corp.	23,364	0.0
4,600	Great Southern Bancorp., Inc.	247,940	0.0
14,800 (2)	Green Dot Corp.	693,380	0.1
16,800	Hancock Whitney Corp.	746,592	0.1
23,650	Hanmi Financial Corp.	450,769	0.1
13,300 (1)	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	746,795	0.1
8,300	HBT Financial, Inc.	144,503	0.0
3,000	Heritage Insurance Holdings, Inc.	25,740	0.0
19,300	Hilltop Holdings, Inc.	702,520	0.1
6,600	HomeStreet, Inc.	268,884	0.0
1,600	Horace Mann Educators Corp.	59,872	0.0
152,000	Investors Bancorp, Inc.	2,167,520	0.3
3,100	James River Group Holdings Ltd.	116,312	0.0
22,800	Kearny Financial Corp./MD	272,460	0.0
27,787	Kinsale Capital Group, Inc.	4,578,464	0.7
30,900	KKR Real Estate Finance Trust, Inc.	668,367	0.1
41,400	Ladder Capital Corp.	477,756	0.1
87,307	Lazard Ltd.	3,950,642	0.6
8,500	Luther Burbank Corp.	100,810	0.0
2,600 (2)	Metropolitan Bank Holding Corp.	156,572	0.0
16,000	MFA Financial, Inc.	73,440	0.0
37,800	MGIC Investment Corp.	514,080	0.1
2,100	Mid Penn Bancorp, Inc.	57,645	0.0
59,450	Moelis & Co.	3,382,111	0.5
14,697	Morningstar, Inc.	3,778,746	0.5
29,200 (2)	Mr Cooper Group, Inc.	965,352	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
109,700	Navient Corp.	$2,120,501	0.3
8,600	Nelnet, Inc.	646,978	0.1
17,500 (2)	NMI Holdings, Inc.	393,400	0.1
58,000	OceanFirst Financial Corp.	1,208,720	0.2
12,700 (2)	Oportun Financial Corp.	254,381	0.0
1,054 (2)	Oscar Health, Inc.	22,661	0.0
17,125	PacWest Bancorp	704,865	0.1
5,300	Peapack-Gladstone Financial Corp.	164,671	0.0
41,700	Pennymac Mortgage Investment Trust	878,202	0.1
3,400	Piper Sandler Cos	440,504	0.1
21,500	Popular, Inc.	1,613,575	0.2
23,900	PROG Holdings, Inc.	1,150,307	0.2
18,000	Provident Bancorp, Inc.	293,580	0.1
55,200	Provident Financial Services, Inc.	1,263,528	0.2
45,100	Radian Group, Inc.	1,003,475	0.2
3,400	RBB Bancorp	82,348	0.0
7,500	Ready Capital Corp.	119,025	0.0
74,900	Redwood Trust, Inc.	904,043	0.1
40,839	RLI Corp.	4,271,351	0.6
2,100	Selective Insurance Group	170,415	0.0
91,950 (2)	Selectquote, Inc.	1,770,957	0.3
2,000	Sierra Bancorp.	50,900	0.0
21,142	Signature Bank	5,193,532	0.7
7,400	SmartFinancial, Inc.	177,674	0.0
73,538	StepStone Group, Inc.	2,529,707	0.4
17,900	Sterling Bancorp	443,741	0.1
14,400	Stewart Information Services Corp.	816,336	0.1
13,150	Stifel Financial Corp.	852,909	0.1
15,900	Synovus Financial Corp.	697,692	0.1
25,700	TPG RE Finance Trust, Inc.	345,665	0.1
55,100	Umpqua Holdings Corp.	1,016,595	0.2
12,400	United Community Banks, Inc./GA	396,924	0.1
2,800	Virtus Investment Partners, Inc.	777,756	0.1
15,900	Walker & Dunlop, Inc.	1,659,642	0.2
55,406	Western Alliance Bancorp.	5,144,447	0.7
54,696	Wintrust Financial Corp.	4,136,658	0.6
29,200	Zions Bancorp NA	1,543,512	0.2
		117,656,507	16.8

	Health Care: 16.8%
99,000 (2)	AdaptHealth Corp.	2,713,590	0.4
6,700 (2)	Adaptive Biotechnologies Corp.	273,762	0.0
119,651 (2)	Agiliti, Inc.	2,616,767	0.4

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
243,900 (2)	Akebia Therapeutics, Inc.	$924,381	0.1
19,200 (2)	Alector, Inc.	399,936	0.1
18,500 (2)	Allogene Therapeutics, Inc.	482,480	0.1
53,500 (2)	Allscripts Healthcare Solutions, Inc.	990,285	0.1
25,700 (2)	Alphatec Holdings, Inc.	393,724	0.1
102,000 (2)	Amicus Therapeutics, Inc.	983,280	0.1
12,000 (2)	AMN Healthcare Services, Inc.	1,163,760	0.2
49,400 (1)(2)	AnaptysBio, Inc.	1,280,942	0.2
30,300 (2)	Angion Biomedica Corp.	394,506	0.1
14,800 (2)	Apollo Medical Holdings, Inc.	929,588	0.1
19,800 (2)	Apyx Medical Corp.	204,138	0.0
52,700 (2)	Arena Pharmaceuticals, Inc.	3,594,140	0.5
20,200 (2)	Arrowhead Pharmaceuticals, Inc.	1,672,964	0.2
700 (2)	Arvinas, Inc.	53,900	0.0
3,400 (2)	Atara Biotherapeutics, Inc.	52,870	0.0
12,100 (2)	Berkeley Lights, Inc.	542,201	0.1
1,320 (2)	Bluebird Bio, Inc.	42,214	0.0
8,200 (2)	Blueprint Medicines Corp.	721,272	0.1
11,818 (1)(2)	Bolt Biotherapeutics, Inc.	182,706	0.0
9,800 (2)	Bridgebio Pharma, Inc.	597,408	0.1
11,100 (2)	Cara Therapeutics, Inc.	158,397	0.0
22,700 (2)	Cardiovascular Systems, Inc.	968,155	0.1
5,800 (2)	CareDx, Inc.	530,816	0.1
80,600 (2)	Catalyst Pharmaceuticals, Inc.	463,450	0.1
70,822 (2)	Certara, Inc.	2,006,387	0.3
7,870	Chemed Corp.	3,734,315	0.5
24,660 (2)	Chinook Therapeutics, Inc.	348,199	0.1
24,900 (2)	Coherus Biosciences, Inc.	344,367	0.1
119,040 (2)	Covetrus, Inc.	3,214,080	0.5
20,200 (2)	Cross Country Healthcare, Inc.	333,502	0.1
33,700 (2)	Cutera, Inc.	1,652,311	0.2
34,426 (1)(2)	Decibel Therapeutics, Inc.	296,064	0.0
28,700 (2)	Dicerna Pharmaceuticals, Inc.	1,071,084	0.2
10,468 (1)(2)	Doximity, Inc.	609,238	0.1
600,000 (2)	Durect Corp.	978,000	0.1
66,745	Encompass Health Corp.	5,208,112	0.7
185,100 (2)	Endo International PLC	866,268	0.1
78,077 (2)	Envista Holdings Corp.	3,373,707	0.5
18,900 (2)	Fate Therapeutics, Inc.	1,640,331	0.2
78,400 (1)(2)	Frequency Therapeutics, Inc.	780,864	0.1
5,300 (1)(2)	Gritstone bio, Inc.	48,389	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
17,900 (2)	Hanger, Inc.	$452,512	0.1
49,606 (2)	HealthEquity, Inc.	3,992,291	0.6
5,300 (2)	Heska Corp.	1,217,569	0.2
21,400 (2)	ICU Medical, Inc.	4,404,120	0.6
16,200 (2)	Inogen, Inc.	1,055,754	0.2
5,600 (2)	Inovalon Holdings, Inc.	190,848	0.0
3,200 (2)	Inspire Medical Systems, Inc.	618,432	0.1
8,300 (2)	Intersect ENT, Inc.	141,847	0.0
20,200 (2)	Invitae Corp.	681,346	0.1
15,500 (2)	Jounce Therapeutics, Inc.	105,400	0.0
26,700 (1)(2)	Kronos Bio, Inc.	639,465	0.1
2,300 (2)	Kura Oncology, Inc.	47,955	0.0
23,100 (2)	Kymera Therapeutics, Inc.	1,120,350	0.2
40,227 (2)	Landos Biopharma, Inc.	464,622	0.1
185,200 (1)(2)	Lannett Co., Inc.	864,884	0.1
8,400 (2)	Lantheus Holdings, Inc.	232,176	0.0
1,800 (2)	LHC Group, Inc.	360,468	0.1
7,700 (2)	Mednax, Inc.	232,155	0.0
13,200 (2)	MeiraGTx Holdings plc	204,600	0.0
8,000 (2)	ModivCare, Inc.	1,360,560	0.2
49,667 (1)(2)	Molecular Templates, Inc.	388,396	0.1
127,600 (2)	Mustang Bio, Inc.	423,632	0.1
46,100 (2)	Myriad Genetics, Inc.	1,409,738	0.2
8,900 (2)	Natera, Inc.	1,010,417	0.1
6,100	National Healthcare Corp.	426,390	0.1
14,900 (2)	Natus Medical, Inc.	387,102	0.1
44,400 (2)	NextGen Healthcare, Inc.	736,596	0.1
25,500 (2)	NGM Biopharmaceuticals, Inc.	502,860	0.1
4,350 (1)(2)	Novavax, Inc.	923,549	0.1
26,300 (2)	NuVasive, Inc.	1,782,614	0.3
2,600 (2)	Omnicell, Inc.	393,770	0.1
10,200 (2)	Option Care Health, Inc.	223,074	0.0
153,161 (2)	Ortho Clinical Diagnostics Holdings PLC	3,279,177	0.5
30,900 (2)	Orthofix Medical, Inc.	1,239,399	0.2
6,500 (2)	Outset Medical, Inc.	324,870	0.1
23,200	Owens & Minor, Inc.	982,056	0.1
7,400 (2)	Pacific Biosciences of California, Inc.	258,778	0.0
52,100 (2)	Personalis, Inc.	1,318,130	0.2
6,700	Phibro Animal Health Corp.	193,496	0.0
68,722	Premier, Inc.	2,390,838	0.3
59,496 (2)	Progyny, Inc.	3,510,264	0.5
14,500 (2)	PTC Therapeutics, Inc.	612,915	0.1
11,800 (2)	Quanterix Corp.	692,188	0.1
2,000 (2)	Radius Health, Inc.	36,480	0.0
3,500 (2)	Revance Therapeutics, Inc.	103,740	0.0
28,200 (2)	REVOLUTION Medicines, Inc.	895,068	0.1

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
8,200 (2)	Sage Therapeutics, Inc.	$465,842	0.1
19,300 (2)	Sarepta Therapeutics, Inc.	1,500,382	0.2
19,900 (2)	Schrodinger, Inc./United States	1,504,639	0.2
13,008 (1)(2)	Seer, Inc.	426,402	0.1
46,600	Select Medical Holdings Corp.	1,969,316	0.3
24,000 (2)	SI-BONE, Inc.	755,280	0.1
25,500 (1)(2)	Spruce Biosciences, Inc.	285,855	0.0
24,600 (2)	Surgery Partners, Inc.	1,638,852	0.2
4,600 (2)	Sutro Biopharma, Inc.	85,514	0.0
59,006 (2)	Syneos Health, Inc.	5,280,447	0.8
9,300 (2)	TCR2 Therapeutics, Inc.	152,613	0.0
54,900 (2)	Tenet Healthcare Corp.	3,677,751	0.5
4,900 (2)	Tivity Health, Inc.	128,919	0.0
36,800 (2)	Translate Bio, Inc.	1,013,472	0.1
52,000 (2)	Travere Therapeutics, Inc.	758,680	0.1
9,800 (2)	Turning Point Therapeutics, Inc.	764,596	0.1
12,700 (1)(2)	Vericel Corp.	666,750	0.1
25,200 (2)	Vir Biotechnology, Inc.	1,191,456	0.2
64,000 (2)	Xencor, Inc.	2,207,360	0.3
1,400 (2)	Y-mAbs Therapeutics, Inc.	47,320	0.0
15,600 (2)	Zogenix, Inc.	269,568	0.0
		117,460,755	16.8

	Industrials: 19.2%
22,900 (2)	AAR Corp.	887,375	0.1
44,200	ABM Industries, Inc.	1,960,270	0.3
47,550	ACCO Brands Corp.	410,356	0.1
3,600	Advanced Drainage Systems, Inc.	419,652	0.1
45,783 (2)	Alaska Air Group, Inc.	2,761,173	0.4
4,500 (2)	Allegiant Travel Co.	873,000	0.1
53,225	Altra Industrial Motion Corp.	3,460,689	0.5
14,500	Apogee Enterprises, Inc.	590,585	0.1
42,674	Applied Industrial Technologies, Inc.	3,885,894	0.6
40,000	ArcBest Corp.	2,327,600	0.3
38,500	Argan, Inc.	1,839,915	0.3
21,800 (2)	Astronics Corp.	381,718	0.1
31,200 (2)	Atkore, Inc.	2,215,200	0.3
13,500	AZZ, Inc.	699,030	0.1
8,500	Barnes Group, Inc.	435,625	0.1
18,000	Barrett Business Services, Inc.	1,306,980	0.2
21,900 (2)	Beacon Roofing Supply, Inc.	1,166,175	0.2
33,900 (1)(2)	Bloom Energy Corp.	910,893	0.1
6,600	Boise Cascade Co.	385,110	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
59,766	Brady Corp.	$3,349,287	0.5
6,600	Brink’s Co.	507,144	0.1
51,318 (2)	Builders FirstSource, Inc.	2,189,226	0.3
7,300	CAI International, Inc.	408,800	0.1
58,511 (2)	Casella Waste Systems, Inc.	3,711,353	0.5
13,400	Columbus McKinnon Corp.	646,416	0.1
17,100	Comfort Systems USA, Inc.	1,347,309	0.2
29,400 (2)	Cornerstone Building Brands, Inc.	534,492	0.1
62,300	Costamare, Inc.	735,763	0.1
35,072	Douglas Dynamics, Inc.	1,427,080	0.2
88,223 (2)	Driven Brands Holdings, Inc.	2,727,855	0.4
6,100 (2)	Ducommun, Inc.	332,816	0.0
14,000 (2)	Echo Global Logistics, Inc.	430,360	0.1
10,900	EMCOR Group, Inc.	1,342,771	0.2
55,454 (2)	First Advantage Corp.	1,104,089	0.2
3,500	Forward Air Corp.	314,125	0.0
114,737 (2)	Gates Industrial Corp. PLC	2,073,298	0.3
3,700 (2)	Gibraltar Industries, Inc.	282,347	0.0
28,800 (2)	GMS, Inc.	1,386,432	0.2
54,300 (2)	Great Lakes Dredge & Dock Corp.	793,323	0.1
16,000	Heidrick & Struggles International, Inc.	712,800	0.1
23,000 (2)	Herc Holdings, Inc.	2,577,610	0.4
16,800	Herman Miller, Inc.	791,952	0.1
10,600	HNI Corp.	466,082	0.1
22,600 (2)	HUB Group, Inc.	1,491,148	0.2
80,706 (2)	IAA, Inc.	4,401,705	0.6
11,200 (2)	KAR Auction Services, Inc.	196,560	0.0
45,700	KBR, Inc.	1,743,455	0.2
7,600 (2)	Kelly Services, Inc.	182,172	0.0
11,400	Kforce, Inc.	717,402	0.1
83,270	Knight-Swift Transportation Holdings, Inc.	3,785,454	0.5
41,700	Knoll, Inc.	1,083,783	0.2
31,700	Korn Ferry	2,299,835	0.3
18,743	Landstar System, Inc.	2,961,769	0.4
40,738	Lincoln Electric Holdings, Inc.	5,365,602	0.8
23,900 (2)	Manitowoc Co., Inc./The	585,550	0.1
2,900 (2)	Masonite International Corp.	324,191	0.0
20,000 (2)	Mastec, Inc.	2,122,000	0.3
18,900 (2)	Meritor, Inc.	442,638	0.1
2,300	Moog, Inc.	193,338	0.0
12,000 (2)	MRC Global, Inc.	112,800	0.0
31,698	MSA Safety, Inc.	5,248,555	0.8

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
5,400	Mueller Industries, Inc.	$233,874	0.0
65,900 (2)	NOW, Inc.	625,391	0.1
2,700	Park-Ohio Holdings Corp.	86,778	0.0
3,600	Powell Industries, Inc.	111,420	0.0
25,100	Primoris Services Corp.	738,693	0.1
18,000	Quanex Building Products Corp.	447,120	0.1
26,094 (2)	RBC Bearings, Inc.	5,203,665	0.7
9,200 (2)	Resideo Technologies, Inc.	276,000	0.0
12,800	REV Group, Inc.	200,832	0.0
826 (2)	Ritchie Bros Auctioneers, Inc.	48,830	0.0
17,200 (2)	SP Plus Corp.	526,148	0.1
41,000	Steelcase, Inc.	619,510	0.1
47,505 (2)	Stericycle, Inc.	3,398,983	0.5
14,000 (2)	Sterling Construction Co., Inc.	337,820	0.0
34,600 (2)	Sunrun, Inc.	1,929,988	0.3
9,300 (2)	Team, Inc.	62,310	0.0
47,600	Terex Corp.	2,266,712	0.3
52,554	Toro Co.	5,774,634	0.8
9,500 (2)	TriNet Group, Inc.	688,560	0.1
8,000 (2)	Triumph Group, Inc.	166,000	0.0
25,500 (2)	TrueBlue, Inc.	716,805	0.1
22,700 (2)	Tutor Perini Corp.	314,395	0.0
11,800	UFP Industries, Inc.	877,212	0.1
9,372	Unifirst Corp.	2,199,046	0.3
1,200 (2)	Vectrus, Inc.	57,108	0.0
6,500 (2)	Veritiv Corp.	399,230	0.1
8,000	Wabash National Corp.	128,000	0.0
90,663 (2)	Welbilt, Inc.	2,098,848	0.3
33,500 (2)	Wesco International, Inc.	3,444,470	0.5
219,126 (2)	WillScot Mobile Mini Holdings Corp.	6,107,042	0.9
32,417	Woodward, Inc.	3,983,401	0.6
		134,436,752	19.2

	Information Technology: 12.6%
6,600 (2)	3D Systems Corp.	263,802	0.0
3,100 (2)	8x8, Inc.	86,056	0.0
3,400 (2)	ACI Worldwide, Inc.	126,276	0.0
9,700	Advanced Energy Industries, Inc.	1,093,287	0.2
88,930 (2)	Allegro MicroSystems, Inc.	2,463,361	0.4
26,400 (2)	Alpha & Omega Co.	802,296	0.1
3,900 (2)	Ambarella, Inc.	415,857	0.1
44,600	Amkor Technology, Inc.	1,055,682	0.2
23,100 (1)(2)	Asana, Inc.	1,432,893	0.2
25,939 (2)	Aspen Technology, Inc.	3,567,650	0.5
48,200 (2)	Avaya Holdings Corp.	1,296,580	0.2
20,300 (2)	Avid Technology, Inc.	794,745	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
25,640	Badger Meter, Inc.	$2,515,797	0.4
54,200	Benchmark Electronics, Inc.	1,542,532	0.2
13,300 (1)(2)	BigCommerce Holdings, Inc.	863,436	0.1
7,300 (2)	Blackbaud, Inc.	558,961	0.1
4,700 (2)	Blackline, Inc.	522,969	0.1
4,770 (2),(3)	BM Technologies, Inc.	56,372	0.0
12,600 (2)	Cerence, Inc.	1,344,546	0.2
25,365	CMC Materials, Inc.	3,823,520	0.5
21,700 (2)	Cornerstone OnDemand, Inc.	1,119,286	0.2
50,100 (2)	Diebold Nixdorf, Inc.	643,284	0.1
12,900 (2)	Digital Turbine, Inc.	980,787	0.1
20,253 (2)	DigitalOcean Holdings, Inc.	1,125,864	0.2
33,629 (2)	Duck Creek Technologies, Inc.	1,463,198	0.2
98,900 (2)	eGain Corp.	1,135,372	0.2
44,491 (2)	Envestnet, Inc.	3,375,087	0.5
101,100 (2)	Extreme Networks, Inc.	1,128,276	0.2
12,200 (2)	Fabrinet	1,169,614	0.2
29,315 (2)	Guidewire Software, Inc.	3,304,387	0.5
13,400 (2)	Ichor Holdings Ltd.	720,920	0.1
3,000 (2)	Itron, Inc.	299,940	0.0
12,800 (2)	j2 Global, Inc.	1,760,640	0.3
4,100 (1)(2)	Jfrog Ltd.	186,632	0.0
4,375 (2)	Kimball Electronics, Inc.	95,113	0.0
19,400 (2)	Marathon Digital Holdings, Inc.	608,578	0.1
17,100	MAXIMUS, Inc.	1,504,287	0.2
45,831 (2)	Medallia, Inc.	1,546,796	0.2
375 (1)(2)	MicroStrategy, Inc.	249,188	0.0
3,600 (2)	Model N, Inc.	123,372	0.0
22,007 (1)(2)	nCino, Inc.	1,318,659	0.2
80,019 (2)	nLight, Inc.	2,903,089	0.4
24,854 (2)	Novanta, Inc.	3,349,325	0.5
17,400 (1)(2)	PagerDuty, Inc.	740,892	0.1
10,200 (2)	PDF Solutions, Inc.	185,436	0.0
69,390	Power Integrations, Inc.	5,694,143	0.8
45,470 (2)	Q2 Holdings, Inc.	4,664,313	0.7
7,800 (2)	Rambus, Inc.	184,938	0.0
9,900 (2)	SailPoint Technologies Holding, Inc.	505,593	0.1
42,400 (2)	Sanmina Corp.	1,651,904	0.2
11,600 (2)	Scansource, Inc.	326,308	0.0
10,600 (2)	Semtech Corp.	729,280	0.1
21,400 (2)	SMART Global Holdings, Inc.	1,020,352	0.1
800 (2)	SPS Commerce, Inc.	79,880	0.0
36,800 (1)(2)	SunPower Corp.	1,075,296	0.2
75,200 (2)	Super Micro Computer, Inc.	2,645,536	0.4

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
21,100	TTEC Holdings, Inc.	$2,175,199	0.3
15,600 (2)	Ultra Clean Holdings, Inc.	838,032	0.1
35,800 (2)	Unisys Corp.	906,098	0.1
10,355 (1)(2)	Viant Technology, Inc.	308,372	0.0
44,500	Vishay Intertechnology, Inc.	1,003,475	0.1
20,200 (2)	Vishay Precision Group, Inc.	687,608	0.1
24,303 (2)	WEX, Inc.	4,712,352	0.7
800 (2)	Workiva, Inc.	89,064	0.0
91,200	Xperi Holding Corp.	2,028,288	0.3
79,400 (2)	Zuora, Inc.	1,369,650	0.2
		88,360,321	12.6

	Materials: 5.3%
23,500 (2)	Alcoa Corp.	865,740	0.1
29,200 (2)	Allegheny Technologies, Inc.	608,820	0.1
47,201	Aptargroup, Inc.	6,647,789	0.9
18,900 (2)	Arconic Corp.	673,218	0.1
26,900	Avient Corp.	1,322,404	0.2
35,700 (1)(2)	Cleveland-Cliffs, Inc.	769,692	0.1
25,400	Commercial Metals Co.	780,288	0.1
43,266 (2)	Diversey Holdings Ltd.	774,894	0.1
9,000 (2)	Domtar Corp.	494,640	0.1
3,200 (2)	Forterra, Inc.	75,232	0.0
88,854 (2)	GCP Applied Technologies, Inc.	2,066,744	0.3
4,400	Glatfelter Corp.	61,468	0.0
8,500	Greif, Inc. - Class A	514,675	0.1
16,500	HB Fuller Co.	1,049,565	0.1
11,400 (2)	Ingevity Corp.	927,504	0.1
3,500	Kaiser Aluminum Corp.	432,215	0.1
13,200 (2)	Koppers Holdings, Inc.	427,020	0.1
15,200	Louisiana-Pacific Corp.	916,408	0.1
8,200	Minerals Technologies, Inc.	645,094	0.1
7,600	Myers Industries, Inc.	159,600	0.0
4,400	Neenah, Inc.	220,748	0.0
20,200 (2)	Orion Engineered Carbons SA	383,598	0.1
128,263	Pactiv Evergreen, Inc.	1,932,924	0.3
114,573	PQ Group Holdings, Inc.	1,759,841	0.2
16,409	Quaker Chemical Corp.	3,892,051	0.6
36,000	Schweitzer-Mauduit International, Inc.	1,453,680	0.2
78,200	SunCoke Energy, Inc.	558,348	0.1
9,800	Trinseo SA	586,432	0.1
63,100	Tronox Holdings PLC	1,413,440	0.2
6,000	United States Steel Corp.	144,000	0.0
4,400 (2)	US Concrete, Inc.	324,720	0.0
77,753	Valvoline, Inc.	2,523,862	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
20,300	Verso Corp.	$359,310	0.1
25,400	Warrior Met Coal, Inc.	436,880	0.1
1,100	Worthington Industries, Inc.	67,298	0.0
19,900 (1)(2)	Zymergen, Inc.	796,199	0.1
		37,066,341	5.3

	Real Estate: 6.6%
2,000	Agree Realty Corp.	140,980	0.0
18,500	Alexander & Baldwin, Inc.	338,920	0.1
4,400	American Assets Trust, Inc.	164,076	0.0
63,145	American Campus Communities, Inc.	2,950,134	0.4
11,600	American Finance Trust, Inc.	98,368	0.0
33,500	Armada Hoffler Properties, Inc.	445,215	0.1
21,700	Broadstone Net Lease, Inc.	507,997	0.1
4,200	CareTrust REIT, Inc.	97,566	0.0
15,700	CatchMark Timber Trust, Inc.	183,690	0.0
3,500	Centerspace	276,150	0.0
4,300 (2)	Chatham Lodging Trust	55,341	0.0
50,600	City Office REIT, Inc.	628,958	0.1
4,400	Columbia Property Trust, Inc.	76,516	0.0
2,700	Community Healthcare Trust, Inc.	128,142	0.0
12,756	Cousins Properties, Inc.	469,166	0.1
101,724	CubeSmart	4,711,856	0.7
163,027 (2)	Cushman & Wakefield PLC	2,848,082	0.4
31,900 (2)	DiamondRock Hospitality Co.	309,430	0.1
96,400 (2)	DigitalBridge Group, Inc.	761,560	0.1
33,280	EastGroup Properties, Inc.	5,472,896	0.8
12,300	Essential Properties Realty Trust, Inc.	332,592	0.1
13,075	First Industrial Realty Trust, Inc.	682,907	0.1
19,500	Four Corners Property Trust, Inc.	538,395	0.1
2,500	Getty Realty Corp.	77,875	0.0
19,400	Gladstone Commercial Corp.	437,664	0.1
3,000	Global Medical REIT, Inc.	44,280	0.0
34,800	Global Net Lease, Inc.	643,800	0.1
9,200	Healthcare Realty Trust, Inc.	277,840	0.1
1,800	Highwoods Properties, Inc.	81,306	0.0
1,300 (1)	Innovative Industrial Properties, Inc.	248,326	0.0
1,253 (2)	Jones Lang LaSalle, Inc.	244,911	0.0

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
24,900	Kite Realty Group Trust	$548,049	0.1
87,760	National Retail Properties, Inc.	4,114,189	0.6
15,500	National Storage Affiliates Trust	783,680	0.1
62,700	New Senior Investment Group, Inc.	550,506	0.1
149,080 (2)	Outfront Media, Inc.	3,582,392	0.5
14,000	Physicians Realty Trust	258,580	0.0
12,800	Piedmont Office Realty Trust, Inc.	236,416	0.0
23,100	Plymouth Industrial REIT, Inc.	462,462	0.1
24,300	PotlatchDeltic Corp.	1,291,545	0.2
7,700	QTS Realty Trust, Inc.	595,210	0.1
69,300 (2)	Realogy Holdings Corp.	1,262,646	0.2
24,800	Retail Opportunity Investments Corp.	437,968	0.1
52,800	Retail Properties of America, Inc.	604,560	0.1
8,289	Retail Value, Inc.	180,286	0.0
2,300	RMR Group, Inc.	88,872	0.0
29,655 (2)	Ryman Hospitality Properties	2,341,559	0.3
27,800	Sabra Healthcare REIT, Inc.	505,960	0.1
7,600	Service Properties Trust	95,760	0.0
18,300	SITE Centers Corp.	275,598	0.0
37,600	STAG Industrial, Inc.	1,407,368	0.2
8,600 (2)	Summit Hotel Properties, Inc.	80,238	0.0
69,203 (2)	Sunstone Hotel Investors, Inc.	859,501	0.1
3,700	UMH Properties, Inc.	80,734	0.0
12,100	Urban Edge Properties	231,110	0.0
47,600 (2)	Xenia Hotels & Resorts, Inc.	891,548	0.1
		46,041,676	6.6

	Utilities: 2.0%
9,100	ALLETE, Inc.	636,818	0.1
5,400	Black Hills Corp.	354,402	0.1
4,100	Chesapeake Utilities Corp.	493,353	0.1
31,600	Clearway Energy, Inc.- Class A	796,952	0.1
28,200	Clearway Energy, Inc.- Class C	746,736	0.1
3,900	Idacorp, Inc.	380,250	0.1
8,200	New Jersey Resources Corp.	324,474	0.0
4,600	Northwest Natural Holding Co.	241,592	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
59,445	NorthWestern Corp.	$3,579,778	0.5
83,157	Portland General Electric Co.	3,831,875	0.5
8,700	Southwest Gas Holdings, Inc.	575,853	0.1
59,600 (1)	Spark Energy, Inc.	675,268	0.1
6,900	Spire, Inc.	498,663	0.1
18,300 (2)	Sunnova Energy International, Inc.	689,178	0.1
6,744	Vistra Corp.	125,101	0.0
		13,950,293	2.0
	Total Common Stock (Cost $516,571,250)	686,401,459	98.0
RIGHTS: —%
	Health Care: —%
28,260 (2)(3)(4)	Aduro Biotech, Inc. – CVR	—	—
	Total Rights (Cost $—)	—	—
	Total Long-Term Investments (Cost $516,571,250)	686,401,459	98.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.0%
	Repurchase Agreements: 3.2%
1,226,732 (5)	Bethesda Securities LLC, Repurchase Agreement dated 06/30/21, 0.08%, due 07/01/21 (Repurchase Amount $1,226,735, collateralized by various U.S. Government Agency Obligations, 1.500%-6.500%, Market Value plus accrued interest $1,251,267, due 01/01/25-04/01/51)	1,226,732	0.2
5,307,800 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $5,307,807, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-9.000%, Market Value plus accrued interest $5,413,956, due 07/25/21-05/20/71)	5,307,800	0.7

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,463,077 (5)	Citadel Securities LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $3,463,086, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $3,532,347, due 07/01/21-11/15/50)	$3,463,077	0.5
2,008,109 (5)	JVB Financial Group LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $2,008,114, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $2,048,271, due 08/01/21-06/01/51)	2,008,109	0.3
2,551,299 (5)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $2,551,303, collateralized by various U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $2,602,329, due 05/01/24-04/20/71)	2,551,299	0.4
2,483,296 (5)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $2,483,299, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,532,962, due 08/01/21-04/15/62)	2,483,296	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,958,456 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/21, 0.11%, due 07/01/21 (Repurchase Amount $3,958,468, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,038,056, due 07/15/23-02/15/48)	$3,958,456	0.6
1,653,273 (5)	Stonex Financial Inc., Repurchase Agreement dated 06/30/21, 0.10%, due 07/01/21 (Repurchase Amount $1,653,278, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.320%-9.000%, Market Value plus accrued interest $1,686,338, due 12/01/21-05/20/71)	1,653,273	0.2
	Total Repurchase Agreements (Cost $22,652,042)	22,652,042	3.2

Shares		Value	Percentage of Net Assets

	Mutual Funds: 1.8%
12,625,558 (5)(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $12,625,558)	12,625,558	1.8
	Total Short-Term Investments (Cost $35,277,600)	35,277,600	5.0
	Total Investments in Securities (Cost $551,848,850)	$721,679,059	103.0
	Liabilities in Excess of Other Assets	(21,351,444)	(3.0)
	Net Assets	$700,327,615	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Security, or a portion of the security, is on loan.

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	as of June 30, 2021 (Unaudited) (continued)

Sector Diversification as of June 30, 2021 (as a percentage of net assets)
Industrials	19.2%
Financials	16.8%
Health Care	16.8%
Information Technology	12.6%
Consumer Discretionary	10.5%
Real Estate	6.6%
Materials	5.3%
Consumer Staples	4.3%
Communication Services	2.1%
Utilities	2.0%
Energy	1.8%
Assets in Excess of Other Liabilities*	2.0%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.
(2)
Non-income producing security.

(3)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2021, the Portfolio held restricted securities with a fair value of $56,372 or 0.0% of net assets. Please refer to the table below for additional details.

(4)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of June 30, 2021.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$15,160,409	$—	$—	$15,160,409
Consumer Discretionary	73,672,297	—	—	73,672,297
Consumer Staples	30,037,823	—	—	30,037,823
Energy	12,558,285	—	—	12,558,285
Financials	117,656,507	—	—	117,656,507
Health Care	117,460,755	—	—	117,460,755
Industrials	134,436,752	—	—	134,436,752
Information Technology	88,303,949	56,372	—	88,360,321
Materials	37,066,341	—	—	37,066,341
Real Estate	46,041,676	—	—	46,041,676
Utilities	13,950,293	—	—	13,950,293
Total Common Stock	686,345,087	56,372	—	686,401,459
Rights	—	—	—	—
Short-Term Investments	12,625,558	22,652,042	—	35,277,600
Total Investments, at fair value	$698,970,645	$22,708,414	$—	$721,679,059
Liabilities Table
Other Financial Instruments+
Futures	$(36,091)	$—	$—	$(36,091)
Total Liabilities	$(36,091)	$—	$—	$(36,091)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	as of June 30, 2021 (Unaudited) (continued)

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2021, VY® JPMorgan Small Cap Core Equity Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech, Inc. - CVR	10/6/2020	$—	$—
BM Technologies, Inc.	12/17/2020	59,625	56,372
		$59,625	$56,372
At June 30, 2021, the following futures contracts were outstanding for VY® JPMorgan Small Cap Core Equity Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	45	09/17/21	$5,192,550	$(36,091)
			$5,192,550	$(36,091)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$36,091
		$36,091

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$857,875
Total	$857,875
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(19,701)
Total	$(19,701)
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $560,718,750.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$180,932,537
Gross Unrealized Depreciation	(20,008,320)
Net Unrealized Appreciation	$160,924,217

See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
VPSAR-VIT2AISS2      (0621-082321)

Semi-Annual Report

June 30, 2021

Voya Investors Trust
■  VY® BlackRock Inflation Protected Bond Portfolio
              Classes ADV, I and S

Voya Variable Insurance Trust
■  VY® BrandywineGLOBAL — Bond Portfolio

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-866-345-5954. Your election to receive reports in paper will apply to all the funds in which you invest.[X_CGS]

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT
voyainvestments.com

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Global Economy Still on Road to Recovery

Dear Shareholder,

The reporting period covered in this report roughly coincides with the progress made in fighting the COVID-19 pandemic. With the development of vaccines in the fall of 2020, the world began to turn the tables on the virus. It became possible to relax the aggressive countermeasures that shut down the global economy and turned so many lives inside out. Economic progress in 2021 has closely paralleled progress in getting populations vaccinated. Although infection from new viral variants remains a threat, many nations including the United States have not reimposed lockdowns, and global economic momentum is continuing. Broadening business activity has intensified supply and demand imbalances, pressuring prices higher. While we’re likely to see a higher base rate of inflation, we do not believe that the U.S. Federal Reserve Board will have to dramatically raise interest rates to stave it off.

While the economy and financial markets appear to be upholding their recent strength and in our opinion are expected to continue doing so this year, it’s always possible that something unexpected could crop up. Therefore, in our view, it bears repeating that one should invest to achieve one’s long-term goals, and not seek to beat the market today, this week, this month or this year. Keep focused on your long-term goals and don’t get distracted by short-term news, however compelling the headlines. Should your long-term goals change, discuss the situation thoroughly with your investment advisor before making any changes to your investment portfolio.

Regardless of events, at Voya we believe that we remain well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Dina Santoro
President
Voya Family of Funds
July 22, 2021

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2021*	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2021*
VY® BlackRock Inflation Protected Bond Portfolio
Class ADV	$1,000.00	$1,010.90	1.20%	$5.98	$1,000.00	$1,018.84	1.20%	$6.01
Class I	1,000.00	1,015.30	0.60	3.00	1,000.00	1,021.82	0.60	3.01
Class S	1,000.00	1,013.20	0.85	4.24	1,000.00	1,020.58	0.85	4.26
VY® BrandywineGLOBAL — Bond Portfolio
	$1,000.00	$1,013.30	0.58%	$2.90	$1,000.00	$1,021.92	0.58%	$2.91

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

2

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2021 (UNAUDITED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® BrandywineGLOBAL- Bond Portfolio
ASSETS:
Investments in securities at fair value*	$286,862,935	$338,226,951
Short-term investments at fair value†	11,543,604	6,625,018
Cash	868	1,200
Cash collateral for futures contracts	—	1,712,811
Cash pledged for centrally cleared swaps (Note 2)	4,162,490	—
Cash pledged as collateral for OTC derivatives (Note 2)	140,000	—
Foreign currencies at value‡	31,759	—
Receivables:
Investment securities and currencies sold	2,332,799	—
Fund shares sold	287,203	1,023,173
Dividends	86	357
Interest	974,997	1,285,960
Unrealized appreciation on forward foreign currency contracts	453,229	—
Unrealized appreciation on OTC swap agreements	938,932	—
Prepaid expenses	82	87
Other assets	19,642	6,343
Total assets	307,748,626	348,881,900
LIABILITIES:
Payable for investment securities and currencies purchased	4,332,189	—
Payable for fund shares redeemed	22,664	49,609
Unrealized depreciation on forward foreign currency contracts	143,906	—
Variation margin payable on centrally cleared swaps	20,044	—
Variation margin payable on futures contracts	83,884	872,970
Cash received as collateral for OTC derivatives (Note 2)	1,080,000	—
Payable for investment management fees	121,244	152,475
Payable for distribution and shareholder service fees	55,658	—
Payable to trustees under the deferred compensation plan (Note 6)	19,642	6,343
Payable for trustee fees	1,493	1,649
Other accrued expenses and liabilities	88,621	113,224
Written options, at fair valueˆ	1,053,622	—
Total liabilities	7,022,967	1,196,270
NET ASSETS	$300,725,659	$347,685,630
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$344,310,008	$297,875,021
Total distributable earnings (loss)	(43,584,349)	49,810,609
NET ASSETS	$300,725,659	$347,685,630

* Cost of investments in securities	$269,579,291	$329,703,678
† Cost of short-term investments	$11,543,604	$6,625,018
‡ Cost of foreign currencies	$32,302	$—
ˆ Premiums received on written options	$1,169,307	$—

See Accompanying Notes to Financial Statements

3

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® BrandywineGLOBAL- Bond Portfolio
Class ADV
Net assets	$48,148,473	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	4,673,587	n/a
Net asset value and redemption price per share	$10.30	n/a

Class I
Net assets	$94,877,317	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	8,852,917	n/a
Net asset value and redemption price per share	$10.72	n/a

Class S
Net assets	$157,699,869	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	14,834,480	n/a
Net asset value and redemption price per share	$10.63	n/a

Portfolio(1)
Net assets	n/a	$347,685,630
Shares authorized	n/a	unlimited
Par value	n/a	$0.001
Shares outstanding	n/a	28,517,056
Net asset value and redemption price per share	n/a	$12.19

(1)	Portfolio does not have a share class designation.

See Accompanying Notes to Financial Statements

4

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2021 (Unaudited)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® BrandywineGLOBAL- Bond Portfolio
INVESTMENT INCOME:
Dividends	$853	$1,310
Interest, net of foreign taxes withheld*	4,321,009	2,737,735
Total investment income	4,321,862	2,739,045
EXPENSES:
Investment management fees	790,193	817,903
Distribution and shareholder service fees:
Class ADV	139,689	—
Class S	195,441	—
Transfer agent fees:	—	831
Class ADV	6,153	—
Class I	12,333	—
Class S	20,659	—
Shareholder reporting expense	14,480	6,800
Registration fees	—	5,169
Professional fees	26,957	45,912
Custody and accounting expense	58,755	21,890
Trustee fees	5,974	6,597
Miscellaneous expense	6,643	3,667
Interest expense	55	—
Total expenses	1,277,332	908,769
Recouped/(Waived and reimbursed fees)	(59,249)	43,315
Net expenses	1,218,083	952,084
Net investment income	3,103,779	1,786,961
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	4,029,965	7,261,565
Forward foreign currency contracts	(25,386)	—
Foreign currency related transactions	24,988	—
Futures	1,086,972	6,415,867
Swaps	1,342,417	—
Written options	238,195	—
Net realized gain	6,697,151	13,677,432
Net change in unrealized appreciation (depreciation) on:
Investments	(8,181,889)	(9,785,694)
Forward foreign currency contracts	546,623	—
Foreign currency related transactions	(7,408)	—
Futures	(298,076)	(1,251,611)
Swaps	2,112,504	—
Written options	(99,803)	—
Net change in unrealized appreciation (depreciation)	(5,928,049)	(11,037,305)
Net realized and unrealized gain	769,102	2,640,127
Increase in net assets resulting from operations	$3,872,881	$4,427,088

* Foreign taxes withheld	$159	$—

See Accompanying Notes to Financial Statements

5

STATEMENTS OF CHANGES IN NET ASSETS

	VY® BlackRock Inflation Protected Bond Portfolio		VY® BrandywineGLOBAL- Bond Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$3,103,779	$2,498,353	$1,786,961	$5,435,938
Net realized gain	6,697,151	8,870,565	13,677,432	21,289,037
Net change in unrealized appreciation (depreciation)	(5,928,049)	18,038,735	(11,037,305)	18,184,526
Increase in net assets resulting from operations	3,872,881	29,407,653	4,427,088	44,909,501

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):			—	(7,776,746)
Class ADV	(421,418)	(369,573)	—	—
Class I	(1,084,918)	(1,038,565)	—	—
Class S	(1,595,118)	(1,464,646)	—	—
Return of capital:
Class ADV	—	(258,130)	—	—
Class I	—	(465,220)	—	—
Class S	—	(834,668)	—	—
Total distributions	(3,101,454)	(4,430,802)	—	(7,776,746)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	39,737,645	59,965,213	53,453,227	216,779,069
Reinvestment of distributions	3,098,114	4,430,802	—	7,776,746
	42,835,759	64,396,015	53,453,227	224,555,815
Cost of shares redeemed	(42,383,569)	(67,828,595)	(28,860,057)	(125,915,207)
Net increase (decrease) in net assets resulting from capital share transactions	452,190	(3,432,580)	24,593,170	98,640,608
Net increase in net assets	1,223,617	21,544,271	29,020,258	135,773,363

NET ASSETS:
Beginning of year or period	299,502,042	277,957,771	318,665,372	182,892,009
End of year or period	$300,725,659	$299,502,042	$347,685,630	$318,665,372

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® BlackRock Inflation Protected Bond Portfolio
Class ADV
06-30-21+	10.28	0.09	•	0.02	0.11	0.09	—	—	0.09	—	10.30	1.09	1.24	1.20	1.20	1.72	48,148	55
12-31-20	9.42	0.05		0.95	1.00	0.08	—	0.06	0.14	—	10.28	10.65	1.26	1.22	1.22	0.52	47,352	87
12-31-19	8.93	0.11		0.56	0.67	0.18	—	—	0.18	—	9.42	7.53	1.20	1.16	1.16	1.23	44,885	72
12-31-18	9.30	0.14		(0.36)	(0.22)	0.15	—	—	0.15	—	8.93	(2.39)	1.18	1.14	1.14	1.47	44,035	63
12-31-17	9.17	0.09		0.11	0.20	0.07	—	—	0.07	—	9.30	2.16	1.17	1.13	1.13	0.94	49,769	101
12-31-16	8.88	0.05		0.24	0.29	—	—	—	—	—	9.17	3.27	1.21	1.12	1.12	0.53	52,110	73
Class I
06-30-21+	10.68	0.12	•	0.04	0.16	0.12	—	—	0.12	—	10.72	1.53	0.64	0.60	0.60	2.34	94,877	55
12-31-20	9.78	0.12		0.97	1.09	0.13	—	0.06	0.19	—	10.68	11.15	0.66	0.62	0.62	1.11	92,767	87
12-31-19	9.26	0.18		0.57	0.75	0.23	—	—	0.23	—	9.78	8.21	0.60	0.56	0.56	1.98	88,759	72
12-31-18	9.66	0.20	•	(0.37)	(0.17)	0.23	—	—	0.23	—	9.26	(1.75)	0.58	0.54	0.54	2.14	40,731	63
12-31-17	9.55	0.15		0.11	0.26	0.15	—	—	0.15	—	9.66	2.72	0.57	0.53	0.53	1.55	223,463	101
12-31-16	9.19	0.11		0.25	0.36	—	—	—	—	—	9.55	3.92	0.56	0.52	0.52	1.15	311,949	73
Class S
06-30-21+	10.60	0.11	•	0.03	0.14	0.11	—	—	0.11	—	10.63	1.32	0.89	0.85	0.85	2.06	157,700	55
12-31-20	9.70	0.09		0.97	1.06	0.10	—	0.06	0.16	—	10.60	10.95	0.91	0.87	0.87	0.86	159,383	87
12-31-19	9.18	0.15		0.58	0.73	0.21	—	—	0.21	—	9.70	8.01	0.85	0.81	0.81	1.57	144,313	72
12-31-18	9.57	0.17		(0.36)	(0.19)	0.20	—	—	0.20	—	9.18	(2.04)	0.83	0.79	0.79	1.83	153,793	63
12-31-17	9.45	0.13		0.10	0.23	0.11	—	—	0.11	—	9.57	2.48	0.82	0.78	0.78	1.29	160,890	101
12-31-16	9.12	0.09		0.24	0.33	—	—	—	—	—	9.45	3.62	0.81	0.77	0.77	0.89	190,284	73
VY® BrandywineGLOBAL- Bond Portfolio
06-30-21+	12.03	0.07	•	0.09	0.16	—	—	—	—	—	12.19	1.33	0.56	0.58	0.58	1.09	347,686	33
12-31-20	10.51	0.22	•	1.59	1.81	0.21	0.08	—	0.29	—	12.03	17.47	0.56	0.58	0.58	1.92	318,665	134
12-31-19	9.73	0.25	•	0.73	0.98	0.20	—	—	0.20	—	10.51	10.12	0.61	0.58	0.58	2.48	182,892	449
12-31-18	10.12	0.26	•	(0.43)	(0.17)	0.22	—	—	0.22	—	9.73	(1.65)	0.71	0.58	0.58	2.61	194,159	457
12-31-17	10.06	0.22	•	0.07	0.29	0.23	—	—	0.23	—	10.12	2.93	0.69	0.58	0.58	2.16	214,952	345
12-31-16	10.02	0.20	•	0.08	0.28	0.24	—	—	0.24	—	10.06	2.70	0.66	0.58	0.58	2.00	226,846	490

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

7

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Massachusetts business trust on August 3, 1988. Voya Investors Trust currently consists of twenty-two active separate investment series. The one series included in this report is: VY® BlackRock Inflation Protected Bond Portfolio (“BlackRock Inflation Protected Bond”), a diversified series of Voya Investors Trust.

Voya Variable Insurance Trust is registered under the 1940 Act as an open-end management investment company and was organized as a Delaware statutory trust on July 15, 1999. Voya Variable Insurance Trust consists of one active investment series which is included in this report: VY® BrandywineGLOBAL — Bond Portfolio (“Bond Portfolio”), a diversified series of Voya Variable Insurance Trust.

Voya Investors Trust and Voya Variable Insurance Trust are collectively referred to as the “Trusts.” BlackRock Inflation Protected Bond and Bond Portfolio are each, a “Portfolio” and together, the “Portfolios.” The investment objective of the Portfolios is described in each Portfolio’s Prospectus.

The classes of shares included in this report for BlackRock Inflation Protected Bond are: Adviser (“Class ADV”), Institutional (“Class I”), and Service (“Class S”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any. Bond Portfolio does not have a share class designation.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class, if applicable, of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean

8

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Boards of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as

9

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

“Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of their results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. Net investment income dividends and net capital gain distributions, if any, for Bond Portfolio are declared and paid annually. For BlackRock Inflation Protected Bond, dividends from net investment income, if any, are declared and paid monthly and distributions of net capital gains, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

F.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign

(non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At June 30, 2021, the maximum amount of loss that BlackRock Inflation Protected Bond would incur if the counterparties to its derivative transactions failed to perform would be $2,484,804 which represents the gross payments to be received by the Portfolio on OTC purchased options, forward foreign currency contracts, and OTC interest rate swaps were they to be unwound as of June 30, 2021. At June 30, 2021, BlackRock Inflation Protected Bond had received $1,080,000 in cash collateral from certain counterparties.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between a Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

At June 30, 2021, BlackRock Inflation Protected Bond had a liability position of $1,142,109 on forward foreign currency contracts and OTC written options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2021, the Portfolio could have been required to pay this amount in cash to its counterparties. At June 30, 2021, BlackRock Inflation Protected Bond pledged $140,000 in cash collateral for its open OTC derivative transactions.

H.  Forward Foreign Currency Contracts. A Portfolio may enter into forward foreign currency contracts primarily

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented within the Portfolio of Investments.

For the six months ended June 30, 2021, BlackRock Inflation Protected Bond had entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolio uses forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return.

During the six months ended June 30, 2021, BlackRock Inflation Protected Bond had average contract amounts of $60,131,033 and $22,119,125 on forward foreign currency contracts purchased and sold, respectively. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at June 30, 2021.

I.  Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when a Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and included within Cash collateral for futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within the Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the six months ended June 30, 2021, BlackRock Inflation Protected Bond and Bond Portfolio had purchased and sold futures contracts on various bonds and notes as part of their duration strategy. During the six months ended June 30, 2021, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
BlackRock Inflation Protected Bond	$65,633,436	$53,917,748
Bond Portfolio	—	34,309,386

Please refer to the tables within each respective Portfolio of Investments for the above Portfolios’ open futures contracts at June 30, 2021.

At June 30, 2021, BlackRock Inflation Protected Bond had pledged U.S. Treasuries with an original par value of $279,000 as collateral for open futures contracts.

J.  Options Contracts. The Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that a Portfolio gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that a Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Portfolio pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the six months ended June 30, 2021, BlackRock Inflation Protected Bond had purchased and written exchange-traded futures contracts to manage its duration strategy and to generate income. BlackRock Inflation Protected Bond had average notional values of $23,300,232 and $21,782,331, respectively, on purchased and written exchange-traded futures contracts. Please refer to the tables within the Portfolio of Investments for open purchased and written options on exchange-traded futures contracts at June 30, 2021.

During the six months ended June 30, 2021, BlackRock Inflation Protected Bond had purchased and written interest rate swap options (“swaptions”) to manage its duration strategy and to generate income. BlackRock Inflation Protected Bond had average notional values of $54,948,765 and $181,142,341, respectively, on purchased and written interest rate swaptions. Please refer to the tables within the Portfolio of Investments for open purchased and written interest rate swaptions at June 30, 2021.

During the six months ended June 30, 2021, BlackRock Inflation Protected Bond had purchased foreign currency options to manage its foreign exchange exposure and to generate income. BlackRock Inflation Protected Bond had average notional values of $737,016 on purchased foreign currency options. Please refer to the tables within the

Portfolio of Investments for open purchased foreign currency options at June 30, 2021.

During the six months ended June 30, 2021, BlackRock Inflation Protected Bond had purchased and written inflation rate caps to gain exposure to interest rates and generate income as disclosed below. There were no purchased and written inflation rate caps at June 30, 2021.

	Purchased	Written
Inflation rate caps	$17,550,000	$17,550,000

K.  Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2021, BlackRock Inflation Protected Bond had entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amount on long interest rate swaps for BlackRock Inflation Protected Bond was $47,037,218.

For the six months ended June 30, 2021, BlackRock Inflation Protected Bond had entered into interest rate swaps in which they pay a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amount on short interest rate swaps for BlackRock Inflation Protected Bond was $67,256,496.

The Portfolios enter into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for BlackRock Inflation Protected Bond for open interest rate swaps at June 30, 2021.

At June 30, 2021, BlackRock Inflation Protected Bond pledged $4,162,490 in cash collateral for open centrally cleared swaps.

Inflation-linked Swap Contracts. In an inflation-linked swap, one party pays a fixed interest rate on a notional amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional amount.

For the six months ended June 30, 2021, BlackRock Inflation Protected Bond had entered into inflation-linked swaps in which they pay a floating rate linked to an inflation index and receive a fixed interest rate (“Long inflation-linked swap”). Average notional amount on long inflation-linked swaps for BlackRock Inflation Protected Bond was $30,724,235.

For the six months ended June 30, 2021, BlackRock Inflation Protected Bond had entered into inflation-linked swaps in which it pays a fixed interest rate and receives a floating rate linked to an inflation index (“Short inflation-linked swap”). Average notional amount on short inflation linked-bonds was $150,626,014.

BlackRock Inflation Protected Bond used inflation-linked swaps as part of their inflation strategy. Please refer to the tables within the Portfolio of Investments for BlackRock Inflation Protected Bond for open inflation-linked swaps at June 30, 2021.

L.  Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

M.  Securities Lending. Each Portfolio may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

N.  Indemnifications. In the normal course of business, the Portfolios may enter into contracts that provide certain indemnifications. The Trusts’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2021, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$55,667,286	$63,519,814
Bond Portfolio	40,798,323	93,160,927

U.S. government securities not included above were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$108,093,544	$92,509,651
Bond Portfolio	104,250,427	9,619,422

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into investment management agreements (“Management Agreements”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Each Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
BlackRock Inflation Protected Bond(1)	0.55% on the first $200 million; 0.50% on the next $800 million; and 0.40% thereafter
Bond Portfolio	0.50% on the first $750 million; and 0.48% thereafter

(1)	The Investment Adviser has contractually agreed to waive 0.04% of the management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with each sub-adviser. These sub-advisers provide investment advice for the Portfolios and are paid by the Investment Adviser based on the average daily net assets of each Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each Portfolio’s assets in accordance with that Portfolio’s investment objectives, policies, and limitations.

Portfolio	Sub-Adviser
BlackRock Inflation Protected Bond	BlackRock Financial Management, Inc.
Bond Portfolio	Brandywine Global Investment Management, LLC

NOTE 5 — DISTRIBUTION AND SERVICE FEE

Voya Investors Trust has entered into a shareholder service plan (the “Plan”) for the Class S shares of BlackRock Inflation Protected Bond. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares. Under the Plan, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV shares of BlackRock Inflation Protected Bond have a shareholder service and distribution plan. The Portfolio pays the Distributor a shareholder service fee of 0.25% and a distribution fee of 0.35% of the Portfolio’s average daily net assets attributable to Class ADV shares.

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2021, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
Voya Institutional Trust Company	BlackRock Inflation Protected Bond	17.56%
Voya Solution 2025 Portfolio	Bond Portfolio	18.25
Voya Solution 2035 Portfolio	Bond Portfolio	7.91
Voya Solution Income Portfolio	Bond Portfolio	11.98

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect a Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2021, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
BlackRock Inflation Protected Bond	$38,380
Bond Portfolio	—

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the below Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Maximum Operating Expense Limit (as a percentage of net assets)
BlackRock Inflation Protected Bond	Class ADV: 1.23% Class I: 0.63% Class S: 0.88%
Bond Portfolio	0.58%

With the exception of the non-recoupable management fee waiver for BlackRock Inflation Protected Bond, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2021, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates, are as follows:

	June 30,
	2022	2023	2024	Total
Bond Portfolio	$182,957	$—	$—	$182,957

The Expense Limitation Agreements are contractual through May 1, 2022 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 14, 2021, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 13, 2022. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 14, 2021, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 14, 2021.

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 8 — LINE OF CREDIT (continued)

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolio utilized the line of credit during the period ended June 30, 2021.

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
BlackRock Inflation Protected Bond	1	$1,553,000	1.27%

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
BlackRock Inflation Protected Bond
Class ADV
6/30/2021	371,853	—	41,070	(347,612)	65,311	3,810,648	—	421,418	(3,540,374)	691,692
12/31/2020	577,915	—	63,818	(796,757)	(155,024)	5,686,844	—	627,703	(7,736,821)	(1,422,274)
Class I
6/30/2021	1,895,105	—	101,543	(1,826,257)	170,391	20,212,751	—	1,081,578	(19,490,439)	1,803,890
12/31/2020	3,301,547	—	146,726	(3,843,806)	(395,533)	33,787,048	—	1,503,785	(38,878,240)	(3,587,407)
Class S
6/30/2021	1,487,437	—	150,872	(1,841,954)	(203,645)	15,714,246	—	1,595,118	(19,352,756)	(2,043,392)
12/31/2020	2,037,324	—	225,742	(2,105,881)	157,185	20,491,321	—	2,299,314	(21,213,534)	1,577,101
Bond Portfolio
6/30/2021	4,424,653	—	—	(2,388,593)	2,036,060	53,453,227	—	—	(28,860,057)	24,593,170
12/31/2020	19,460,953	—	684,573	(11,060,737)	9,084,789	216,779,069	—	7,776,746	(125,915,207)	98,640,608

NOTE 10 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of a Portfolio at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to a Portfolio on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

At June 30, 2021, the Portfolios did not have any outstanding securities on loan.

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, paydowns, capital loss carryforwards, straddle loss deferrals and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2020		Year Ended December 31, 2019
	Ordinary Income	Return of Capital	Ordinary Income
BlackRock Inflation Protected Bond	$2,872,784	$1,558,018	$5,983,156
Bond Portfolio	7,776,746	—	3,417,729

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2020 were:

				Capital Loss Carryforwards
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Amount	Character	Expiration
BlackRock Inflation Protected Bond	$—	$—	$27,393,950	$(4,898,384)	Short-term	None
				(66,071,834)	Long-term	None
				$(70,970,218)
Bond Portfolio	24,047,353	3,030,365	18,308,967	$—	—	—

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state (BlackRock Inflation Protected Bond).

As of June 30, 2021, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee

(comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S.

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 12 — LONDON INTERBANK OFFERED RATE
(“LIBOR”) (continued)

dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.

NOTE 13 — LIQUIDITY

Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.

During the period covered by the annual assessment, January 1, 2020 through December 31, 2020, the Program supported the Portfolios’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.

NOTE 14 — MARKET DISRUPTION

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

20

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2021, the Portfolios declared dividends and distributions of:

	Type	Per Share Amount	Payable Date	Record Date
BlackRock Inflation Protected Bond
Class ADV	NII	$0.0311	August 2, 2021	July 29, 2021
Class I	NII	$0.0361	August 2, 2021	July 29, 2021
Class S	NII	$0.0340	August 2, 2021	July 29, 2021
Bond Portfolio	NII	$0.1910	July 14, 2021	July 12, 2021
	STCG	$0.6538	July 14, 2021	July 12, 2021
	LTCG	$0.1065	July 14, 2021	July 12, 2021

NII — Net investment income

STCG — Short-term capital gain

LTCG — Long-term capital gain

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

21

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED)

Investment Type Allocation as of June 30, 2021 (as a percentage of net assets)

U.S. Treasury Obligations	53.6%
Corporate Bonds/Notes	24.1%
U.S. Government Agency Obligations	11.5%
Sovereign Bonds	3.5%
Commercial Mortgage-Backed Securities	1.6%
Asset-Backed Securities	0.7%
Purchased Options	0.4%
Assets in Excess of Other Liabilities*	4.6%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 24.1%
		Basic Materials: 0.4%
1,250,000	(1)	Georgia-Pacific LLC, 0.625%, 05/15/2024	$1,245,660	0.4

		Communications: 0.7%
1,000,000		Alibaba Group Holding Ltd., 3.125%, 11/28/2021	1,006,650	0.4
73,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	71,827	0.0
925,000	(1)	NTT Finance Corp., 0.583%, 03/01/2024	924,114	0.3
55,000		Verizon Communications, Inc., 2.625%, 08/15/2026	58,494	0.0
30,000		Verizon Communications, Inc., 2.650%, 11/20/2040	28,924	0.0
			2,090,009	0.7

		Consumer, Cyclical: 0.3%
750,000		American Honda Finance Corp., 0.650%, 09/08/2023	753,627	0.3
79,000		General Motors Financial Co., Inc., 2.750%, 06/20/2025	83,218	0.0
135,000		General Motors Financial Co., Inc., 5.200%, 03/20/2023	145,403	0.0
			982,248	0.3

		Consumer, Non-cyclical: 1.4%
1,510,000	(1)	Cargill, Inc., 0.400%, 02/02/2024	1,502,028	0.5
1,292,000		GlaxoSmithKline Capital PLC, 3.000%, 06/01/2024	1,377,489	0.5
795,000		Philip Morris International, Inc., 2.625%, 03/06/2023	826,411	0.3
69,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	74,972	0.0
250,000		Thermo Fisher Scientific, Inc., 4.133%, 03/25/2025	277,318	0.1
			4,058,218	1.4

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Energy: 0.4%
135,000		Sabine Pass Liquefaction LLC, 5.625%, 03/01/2025	$154,408	0.1
1,000,000	(1)	Schlumberger Finance Canada Ltd., 2.650%, 11/20/2022	1,028,342	0.3
			1,182,750	0.4

		Financial: 18.2%
1,000,000	(1)	AIG Global Funding, 0.450%, 12/08/2023	998,636	0.3
2,000,000		American Express Co., 3.700%, 08/03/2023	2,130,673	0.7
30,000		Aon Corp., 2.800%, 05/15/2030	31,530	0.0
2,000,000	(2)	Banco Santander SA, 0.701%, 06/30/2024	2,004,588	0.7
1,165,000	(2)	Bank of America Corp., 0.523%, 06/14/2024	1,165,094	0.4
2,500,000	(2)	Bank of America Corp., 0.810%, 10/24/2024	2,511,052	0.8
25,000	(2)	Bank of America Corp., 1.898%, 07/23/2031	24,327	0.0
1,000,000	(2)	Bank of America Corp., 3.004%, 12/20/2023	1,036,554	0.3
1,500,000		Bank of America Corp., 3.300%, 01/11/2023	1,565,915	0.5
199,000	(2)	Bank of America Corp., 3.559%, 04/23/2027	218,058	0.1
55,000	(2)	Bank of America Corp., 3.705%, 04/24/2028	60,852	0.0
700,000	(2)	Bank of America Corp., 3.864%, 07/23/2024	746,540	0.3
740,000	(1)	Banque Federative du Credit Mutuel SA, 0.650%, 02/27/2024	738,365	0.2
760,000	(1)	Banque Federative du Credit Mutuel SA, 2.125%, 11/21/2022	778,658	0.3
1,135,000		Charles Schwab Corp./The, 0.750%, 03/18/2024	1,141,795	0.4
3,000,000	(2)	Citigroup, Inc., 0.776%, 10/30/2024	3,008,479	1.0
68,000	(2)	Citigroup, Inc., 2.561%, 05/01/2032	69,269	0.0
125,000	(2)	Citigroup, Inc., 2.666%, 01/29/2031	129,153	0.0
3,000,000		Credit Suisse AG/New York NY, 1.000%, 05/05/2023	3,033,086	1.0
161,000		Crown Castle International Corp., 1.350%, 07/15/2025	162,242	0.1
118,000		Crown Castle International Corp., 3.700%, 06/15/2026	129,957	0.0
200,000	(1),(2)	Danske Bank A/S, 1.171%, 12/08/2023	201,063	0.1
200,000	(1)	Danske Bank A/S, 1.226%, 06/22/2024	202,168	0.1
2,000,000	(2)	Goldman Sachs Group, Inc./The, 0.627%, 11/17/2023	2,001,101	0.7
1,000,000	(2)	Goldman Sachs Group, Inc./The, 2.876%, 10/31/2022	1,007,943	0.3

See Accompanying Notes to Financial Statements

22

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,000,000	(2)	Goldman Sachs Group, Inc./The, 2.905%, 07/24/2023	$1,025,213	0.3
40,000	(2)	JPMorgan Chase & Co., 1.953%, 02/04/2032	38,878	0.0
3,500,000		JPMorgan Chase & Co., 3.200%, 01/25/2023	3,656,944	1.2
1,000,000	(2)	JPMorgan Chase & Co., 3.559%, 04/23/2024	1,054,678	0.4
241,000		JPMorgan Chase & Co., 3.900%, 07/15/2025	266,692	0.1
700,000	(2)	JPMorgan Chase & Co., 4.023%, 12/05/2024	755,865	0.3
25,000	(2)	JPMorgan Chase & Co., 4.493%, 03/24/2031	29,633	0.0
EUR 2,645,000		Kreditanstalt fuer Wiederaufbau, -0.030%, 01/10/2031	3,143,832	1.0
1,835,000	(2)	Lloyds Banking Group PLC, 0.695%, 05/11/2024	1,840,526	0.6
890,000	(1)	LSEGA Financing PLC, 0.650%, 04/06/2024	889,448	0.3
2,000,000		Mitsubishi UFJ Financial Group, Inc., 3.218%, 03/07/2022	2,041,039	0.7
529,000		Mitsubishi UFJ Financial Group, Inc., 3.407%, 03/07/2024	567,060	0.2
1,500,000	(2)	Mizuho Financial Group, Inc., 1.241%, 07/10/2024	1,521,189	0.5
200,000	(2)	Mizuho Financial Group, Inc., 3.922%, 09/11/2024	214,358	0.1
690,000	(2)	Morgan Stanley, 0.790%, 05/30/2025	688,058	0.2
24,000	(2)	Morgan Stanley, 1.593%, 05/04/2027	24,180	0.0
2,000	(2)	Morgan Stanley, 3.217%, 04/22/2042	2,122	0.0
72,000	(2)	Morgan Stanley, 3.772%, 01/24/2029	80,862	0.0
167,000		Morgan Stanley, 4.000%, 07/23/2025	185,889	0.1
200,000	(1)	Nationwide Building Society, 0.550%, 01/22/2024	199,282	0.1
1,000,000	(1)	Nationwide Building Society, 2.000%, 01/27/2023	1,026,210	0.3
635,000	(1)	NatWest Markets PLC, 0.800%, 08/12/2024	632,430	0.2
670,000	(1)	Principal Life Global Funding II, 0.750%, 04/12/2024	670,749	0.2
800,000		Sumitomo Mitsui Financial Group, Inc., 2.846%, 01/11/2022	811,099	0.3
1,000,000		Sumitomo Mitsui Financial Group, Inc., 3.936%, 10/16/2023	1,079,242	0.4
1,600,000	(1)	Svenska Handelsbanken AB, 0.550%, 06/11/2024	1,594,867	0.5
1,400,000	(1)	Swedbank AB, 0.600%, 09/25/2023	1,401,498	0.5
200,000	(1)	UBS AG/London, 0.375%, 06/01/2023	199,850	0.1
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
2,000,000	(1)	UBS AG/London, 0.450%, 02/09/2024	$1,990,282	0.7
104,000		Wells Fargo & Co., 3.000%, 10/23/2026	112,259	0.0
351,000		Wells Fargo & Co., 3.500%, 03/08/2022	358,840	0.1
1,500,000		Wells Fargo & Co., 3.750%, 01/24/2024	1,613,714	0.5
			54,813,886	18.2

		Industrial: 0.4%
1,300,000	(1)	Siemens Financieringsmaatschappij NV, 0.650%, 03/11/2024	1,301,858	0.4

		Technology: 1.4%
157,000	(1)	Broadcom, Inc., 3.469%, 04/15/2034	166,229	0.1
10,000		Broadcom, Inc., 4.150%, 11/15/2030	11,225	0.0
1,390,000		NVIDIA Corp., 0.584%, 06/14/2024	1,390,719	0.5
500,000	(1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.150%, 05/01/2027	535,288	0.2
1,000,000		Oracle Corp., 2.500%, 05/15/2022	1,015,589	0.3
55,000		Oracle Corp., 3.600%, 04/01/2050	56,568	0.0
990,000		salesforce.com, Inc., 0.625%, 07/15/2024	990,654	0.3
			4,166,272	1.4

		Utilities: 0.9%
20,000		Baltimore Gas and Electric Co., 2.900%, 06/15/2050	19,970	0.0
137,000		Duke Energy Florida LLC, 1.750%, 06/15/2030	134,373	0.0
2,650,000		Florida Power & Light Co., 0.284%, (SOFRRATE + 0.250%), 05/10/2023	2,649,817	0.9
			2,804,160	0.9

		Total Corporate Bonds/Notes (Cost $72,359,915)	72,645,061	24.1

U.S. TREASURY OBLIGATIONS: 53.6%
		Treasury Inflation Indexed Protected Securities: 52.6%
697,876		0.125%,04/15/2025	753,476	0.2
859,407		0.125%,10/15/2025	935,580	0.3
3,131,334		0.125%,04/15/2026	3,407,783	1.1
9,564,894		0.125%,01/15/2030	10,507,815	3.5
7,629,647		0.125%,07/15/2030	8,423,670	2.8
10,340,870		0.125%,01/15/2031	11,389,987	3.8
2,179,698		0.125%,02/15/2051	2,392,744	0.8
28,188		0.250%,01/15/2025	30,517	0.0
4,421,425		0.250%,07/15/2029	4,922,434	1.6
3,433,036		0.250%,02/15/2050	3,893,845	1.3
11,475		0.375%,07/15/2023	12,210	0.0
985,364		0.375%,07/15/2025	1,082,299	0.4
7,825,786		0.375%,01/15/2027	8,666,043	2.9
8,373,492		0.375%,07/15/2027	9,343,381	3.1
9,383,739		0.500%,01/15/2028	10,526,516	3.5

See Accompanying Notes to Financial Statements

23

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

U.S. TREASURY OBLIGATIONS: (continued)
		Treasury Inflation Indexed Protected Securities: (continued)
22,793		0.625%,04/15/2023	$24,114	0.0
219,162		0.625%,01/15/2026	243,477	0.1
3,542,728		0.625%,02/15/2043	4,238,068	1.4
9,133,496		0.750%,07/15/2028	10,486,523	3.5
4,472,986		0.750%,02/15/2042	5,456,185	1.8
4,581,683		0.750%,02/15/2045	5,660,070	1.9
5,919,449		0.875%,01/15/2029	6,853,887	2.3
2,527,918		0.875%,02/15/2047	3,258,113	1.1
3,088,172		1.000%,02/15/2046	4,042,915	1.3
2,642,422		1.000%,02/15/2048	3,530,669	1.2
2,419,696		1.000%,02/15/2049	3,264,135	1.1
4,629,274	(3)	1.375%,02/15/2044	6,397,708	2.1
2,860,517	(3)	1.750%,01/15/2028	3,459,004	1.1
3,996,165		2.000%,01/15/2026	4,703,346	1.6
1,941,435		2.125%,02/15/2040	2,897,582	1.0
2,725,515		2.125%,02/15/2041	4,112,418	1.4
3,756,897		2.375%,01/15/2027	4,604,052	1.5
2,201,615		2.500%,01/15/2029	2,837,611	0.9
1,910,753		3.375%,04/15/2032	2,820,324	0.9
1,012,143		3.625%,04/15/2028	1,365,465	0.5
1,182,621		3.875%,04/15/2029	1,664,061	0.6
			158,208,027	52.6

		U.S. Treasury Bonds: 1.0%
790,000		1.125%,08/15/2040	679,894	0.2
2,360,000		1.375%,11/15/2040	2,120,865	0.7
195,000		1.875%,02/15/2041	190,948	0.1
			2,991,707	1.0

		Total U.S. Treasury Obligations (Cost $146,120,368)	161,199,734	53.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.5%
		Federal Home Loan Bank: 2.4%
5,255,000		2.875%,09/13/2024	5,647,111	1.9
1,515,000		3.250%,11/16/2028	1,721,818	0.5
			7,368,929	2.4

		Federal Home Loan Mortgage Corporation: 0.3%(4)
805,000		2.375%,01/13/2022	814,897	0.3

		Federal National Mortgage Association: 5.2%(4)
3,000,000		0.750%,10/08/2027	2,927,537	1.0
4,830,000		1.875%,09/24/2026	5,066,366	1.7
7,120,000		2.625%,09/06/2024	7,610,683	2.5
			15,604,586	5.2

		Other U.S. Agency Obligations: 0.8%
2,190,000		2.875%,12/21/2023	2,325,739	0.8

		Sovereign: 2.8%
6,000,000		0.375%,09/23/2025	5,908,558	2.0
3,000,000	(5)	1.650%,03/15/2031	2,557,817	0.8
			8,466,375	2.8

		Total U.S. Government Agency Obligations (Cost $32,927,070)	34,580,526	11.5
Principal Amount†			Value	Percentage of Net Assets

SOVEREIGN BONDS: 3.5%
200,000		Colombia Government International Bond, 3.250%, 04/22/2032	$196,392	0.1
EUR 2,550,000		European Union, -0.030%, 10/04/2030	3,033,204	1.0
EUR 500,000		European Union, 0.300%, 11/04/2050	539,455	0.2
2,500,000		Israel Government AID Bond, 5.500%, 04/26/2024	2,849,520	0.9
NZD 289,000		New Zealand Government Inflation Linked Bond, 2.500%, 09/20/2040	271,372	0.1
NZD 395,000		New Zealand Government Bond, 1.750%, 05/15/2041	240,693	0.1
NZD 2,762,000		New Zealand Government Inflation Linked Bond, 2.000%, 09/20/2025	2,404,978	0.8
60,000		Panama Government International Bond, 4.500%, 04/01/2056	68,039	0.0
EUR 280,000		Romanian Government International Bond, 3.624%, 05/26/2030	384,577	0.1
EUR 260,000	(1)	Spain Government Bond, 3.450%, 07/30/2066	475,316	0.2

		Total Sovereign Bonds (Cost $10,547,960)	10,463,546	3.5

COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.6%
366,000		BANK 2019-BNK23 A3, 2.920%, 12/15/2052	393,404	0.1
1,000,000		BENCHMARK 2018-B3 A5 Mortgage Trust, 4.025%, 04/10/2051	1,141,057	0.4
350,000		Benchmark 2019-B15 A5 Mortgage Trust, 2.928%, 12/15/2072	376,950	0.1
500,000		CD 2017-CD6 Mortgage Trust A5, 3.456%, 11/13/2050	549,937	0.2
390,000	(1)	Extended Stay America Trust 2021-ESH A, 1.155%, (US0001M + 1.080%), 07/15/2038	391,096	0.1
1,000,000		GS Mortgage Securities Trust 2017-GS7 A4, 3.430%, 08/10/2050	1,101,836	0.4
700,000		Wells Fargo Commercial Mortgage Trust 2017-C39 A5, 3.418%, 09/15/2050	771,134	0.3

		Total Commercial Mortgage-Backed Securities (Cost $4,347,621)	4,725,414	1.6

ASSET-BACKED SECURITIES: 0.7%
		Student Loan Asset-Backed Securities: 0.7%
190,000	(1)	College Avenue Student Loans LLC 2021-B A2, 1.760%, 06/25/2052	189,758	0.1
237,889	(1)	Navient Student Loan Trust 2019-BA A2A, 3.390%, 12/15/2059	248,781	0.1

See Accompanying Notes to Financial Statements

24

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities: (continued)
1,000,000	(1)	Nelnet Student Loan Trust 2021-BA AFL, 0.884%, (US0001M + 0.780%), 04/20/2062	$1,000,000	0.3
575,092	(1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	593,552	0.2

		Total Asset-Backed Securities (Cost $2,008,490)	2,032,091	0.7

	Value	Percentage of Net Assets

PURCHASED OPTIONS(6): 0.4%

Total Purchased Options (Cost $1,267,867)	1,216,563	0.4

Total Long-Term Investments (Cost $269,579,291)	286,862,935	95.4

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.8%
		Mutual Funds: 3.8%
11,543,604	(7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $11,543,604)	11,543,604	3.8

		Total Short-Term Investments (Cost $11,543,604)	11,543,604	3.8

		Total Investments in Securities (Cost $281,122,895)	$298,406,539	99.2
		Assets in Excess of Other Liabilities	2,319,120	0.8
		Net Assets	$300,725,659	100.0
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2021.
(3)	All or a portion of this security has been pledged as collateral in connection with open futures contracts. Please refer to Note 2 for additional details.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2021.
(6)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(7)	Rate shown is the 7-day yield as of June 30, 2021.

Currency Abbreviations:
EUR	EU Euro
NZD	New Zealand Dollar

Reference Rate Abbreviations:
SOFFRATE	Secured Overnight Financing Rate
US0001M	1-month LIBOR

See Accompanying Notes to Financial Statements

25

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Fair Value Measurements∧

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Purchased Options	$54,600	$1,161,963	$—	$1,216,563
Corporate Bonds/Notes	—	72,645,061	—	72,645,061
Commercial Mortgage-Backed Securities	—	4,725,414	—	4,725,414
Asset-Backed Securities	—	2,032,091	—	2,032,091
Sovereign Bonds	—	10,463,546	—	10,463,546
U.S. Government Agency Obligations	—	34,580,526	—	34,580,526
U.S. Treasury Obligations	—	161,199,734	—	161,199,734
Short-Term Investments	11,543,604	—	—	11,543,604
Total Investments, at fair value	$11,598,204	$286,808,335	$—	$298,406,539
Other Financial Instruments+
Centrally Cleared Swaps	—	4,883,313	—	4,883,313
Forward Foreign Currency Contracts	—	453,229	—	453,229
Futures	49,333	—	—	49,333
OTC Swaps	—	938,932	—	938,932
Total Assets	$11,647,537	$293,083,809	$—	$304,731,346
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(1,767,840)	$—	$(1,767,840)
Forward Foreign Currency Contracts	—	(143,906)	—	(143,906)
Futures	(285,174)	—	—	(285,174)
Written Options	(55,419)	(998,203)	—	(1,053,622)
Total Liabilities	$(340,593)	$(2,909,949)	$—	$(3,250,542)

∧	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2021, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 1,370,000	USD 1,657,719	ANZ Bank	07/06/21	$(33,107)
USD 523,471	EUR 440,000	ANZ Bank	08/04/21	1,376
USD 292,058	AUD 390,000	Bank of America N.A.	09/15/21	(517)
USD 287,064	AUD 380,000	Bank of America N.A.	09/15/21	1,991
AUD 380,000	USD 293,810	Bank of America N.A.	09/15/21	(8,737)
USD 300,000	CAD 369,265	Bank of America N.A.	09/15/21	2,119
CAD 371,925	USD 300,000	Bank of America N.A.	09/15/21	27
USD 119,855	EUR 98,849	Barclays Bank PLC	07/06/21	2,635
GBP 57,000	USD 79,557	BNP Paribas	07/06/21	(707)
USD 2,414,930	EUR 1,979,000	Citibank N.A.	07/06/21	68,136
EUR 5,890,000	USD 7,024,414	Citibank N.A.	07/06/21	(39,766)
USD 7,028,555	EUR 5,890,000	Citibank N.A.	08/04/21	39,605
EUR 490,000	USD 597,809	Citibank N.A.	09/15/21	(15,872)
CAD 365,549	USD 300,000	Citibank N.A.	09/15/21	(5,117)
USD 3,112,236	EUR 2,567,000	Commonwealth Bank of Australia	07/06/21	68,162
NZD 293,000	USD 203,647	Commonwealth Bank of Australia	07/06/21	1,158
CAD 362,833	USD 300,000	HSBC Bank PLC	09/15/21	(7,308)
EUR 250,000	JPY 32,856,555	JPMorgan Chase Bank N.A.	09/15/21	962
USD 300,000	CAD 363,189	JPMorgan Chase Bank N.A.	09/15/21	7,020
USD 291,129	EUR 240,000	JPMorgan Chase Bank N.A.	09/15/21	6,098
EUR 240,000	USD 292,690	JPMorgan Chase Bank N.A.	09/15/21	(7,659)

See Accompanying Notes to Financial Statements

26

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 250,000	USD 298,965	JPMorgan Chase Bank N.A.	09/15/21	$(2,058)
AUD 390,000	USD 294,290	JPMorgan Chase Bank N.A.	09/15/21	(1,715)
JPY 33,063,077	EUR 250,000	JPMorgan Chase Bank N.A.	09/15/21	899
EUR 240,000	USD 285,250	Morgan Stanley & Co. International PLC	09/15/21	(219)
USD 305,199	EUR 250,000	Morgan Stanley & Co. International PLC	09/15/21	8,293
USD 493	JPY 54,000	NatWest Markets PLC	07/06/21	7
USD 3,208,159	EUR 2,649,000	NatWest Markets PLC	07/06/21	66,846
USD 292,786	EUR 240,000	NatWest Markets PLC	09/15/21	7,756
USD 69,039	GBP 48,906	The Bank of Montreal	07/06/21	1,386
USD 286,877	EUR 240,000	Toronto Dominion Securities	09/15/21	1,847
USD 3,290,116	NZD 4,501,631	UBS AG	07/06/21	143,510
NZD 4,190,000	USD 2,949,902	UBS AG	07/06/21	(21,124)
USD 2,949,747	NZD 4,190,000	UBS AG	08/04/21	21,144
USD 302,330	AUD 400,000	Westpac Banking Corp.	09/15/21	2,252
				$309,323

At June 30, 2021, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	60	12/19/22	$14,922,000	$(3,683)
Long-Term Euro-BTP	8	09/08/21	1,436,272	9,882
Short-Term Euro-BTP	19	09/08/21	2,549,404	827
U.S. Treasury 5-Year Note	528	09/30/21	65,170,875	(137,460)
			$84,078,551	$(130,434)
Short Contracts:
90-Day Eurodollar	(60)	12/13/21	(14,969,250)	(262)
Euro-Bund	(52)	09/08/21	(10,642,936)	(16,385)
Euro-Buxl® 30-year German Government Bond	(6)	09/08/21	(1,445,948)	(16,814)
Euro-Schatz	(21)	09/08/21	(2,792,364)	219
Long Gilt	(5)	09/28/11	(886,002)	(7,460)
U.S. Treasury 10-Year Note	(129)	09/21/21	(17,092,500)	(33,601)
U.S. Treasury 2-Year Note	(101)	09/30/21	(22,252,351)	38,405
U.S. Treasury Ultra 10-Year Note	(94)	09/21/21	(13,837,094)	(65,470)
U.S. Treasury Ultra Long Bond	(8)	09/21/21	(1,541,500)	(4,039)
			$(85,459,945)	$(105,407)

At June 30, 2021, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month CAD-CDOR	Quarterly	0.640%	Semi-Annual	04/21/23	CAD 5,170,000	$(7,549)	$(7,549)
Pay	3-month CAD-CDOR	Quarterly	0.790	Semi-Annual	06/22/23	CAD 3,885,000	(1,617)	(1,854)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.150)	Annual	11/16/26	EUR 1,070,000	3,501	3,501
Pay	3-month USD-LIBOR	Quarterly	0.259	Semi-Annual	03/23/23	USD 3,450,000	(486)	(444)
Pay	3-month USD-LIBOR	Quarterly	0.353	Semi-Annual	11/18/23	USD 2,610,000	(5,266)	(5,266)
Pay	3-month USD-LIBOR	Quarterly	0.592	Semi-Annual	04/20/24	USD 1,490,000	(1,552)	(1,552)
Pay	3-month USD-LIBOR	Quarterly	3.090	Semi-Annual	11/29/24	USD 3,970,000	329,045	329,045
Pay	3-month USD-LIBOR	Quarterly	0.358	Semi-Annual	06/02/25	USD 860,000	(13,338)	(13,338)
Pay	3-month USD-LIBOR	Quarterly	0.478	Semi-Annual	01/21/26	USD 360,000	(6,434)	(6,438)
Pay	3-month USD-LIBOR	Quarterly	1.366	Semi-Annual	03/22/27	USD 490,000	4,522	4,522
Pay	3-month USD-LIBOR	Quarterly	0.652	Semi-Annual	06/20/27	USD 870,000	(25,817)	(25,817)
Pay	3-month USD-LIBOR	Quarterly	0.680	Semi-Annual	06/20/27	USD 870,000	(24,647)	(24,647)
Pay	3-month USD-LIBOR	Quarterly	0.654	Semi-Annual	07/12/28	USD 900,000	(39,530)	(39,547)
Pay	3-month USD-LIBOR	Quarterly	0.819	Semi-Annual	04/14/30	USD 610,000	(27,055)	(27,055)
Pay	1-day Overnight Fed Funds Effective Rate	Annual	0.555	Annual	10/20/30	USD 1,250,000	(64,874)	(64,874)
Pay	1-day Overnight Fed Funds Effective Rate	Quarterly	0.562	Quarterly	10/21/30	USD 21,996	1,174	1,174
Pay	3-month USD-LIBOR	Quarterly	1.520	Semi-Annual	02/15/31	USD 1,550,000	12,357	12,357
Pay	3-month USD-LIBOR	Quarterly	0.715	Semi-Annual	07/01/31	USD 555,000	(37,277)	(37,277)
Pay	3-month USD-LIBOR	Quarterly	1.513	Semi-Annual	08/19/31	USD 60,000	392	392

See Accompanying Notes to Financial Statements

27

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	2.077%	Semi-Annual	05/05/33	USD 140,000	$4,171	$4,171
Pay	3-month USD-LIBOR	Quarterly	2.150	Semi-Annual	05/16/33	USD 460,000	16,634	16,634
Pay	3-month USD-LIBOR	Quarterly	1.784	Semi-Annual	02/15/47	USD 480,000	—	—
Pay	3-month USD-LIBOR	Quarterly	1.796	Semi-Annual	02/15/47	USD 320,000	—	—
Pay	3-month USD-LIBOR	Quarterly	1.828	Semi-Annual	02/10/50	USD 120,000	2,218	2,218
Pay	3-month USD-LIBOR	Quarterly	1.250	Semi-Annual	09/08/50	USD 92,000	(10,993)	(10,993)
Pay	3-month USD-LIBOR	Quarterly	1.870	Semi-Annual	02/19/51	USD 220,000	6,467	6,467
Pay	3-month USD-LIBOR	Quarterly	1.905	Semi-Annual	02/22/51	USD 110,000	4,168	4,168
Pay	3-month USD-LIBOR	Quarterly	1.904	Semi-Annual	06/11/51	USD 50,000	1,904	1,904
Pay	3-month USD-LIBOR	Quarterly	1.929	Semi-Annual	12/01/56	USD 25,000	245	245
Receive	6-month EUR-EURIBOR	Semi-Annual	0.185	Annual	01/16/30	EUR 270,000	(5,013)	(5,013)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.440	Annual	05/16/33	EUR 380,000	(4,417)	(4,417)
Receive	3-month USD-LIBOR	Quarterly	0.275	Semi-Annual	04/23/23	USD 4,115,000	795	1,108
Receive	3-month USD-LIBOR	Quarterly	0.309	Semi-Annual	06/24/23	USD 3,075,000	473	396
Receive	3-month USD-LIBOR	Quarterly	1.771	Semi-Annual	07/12/23	USD 8,275,000	(106,841)	(106,841)
Receive	3-month USD-LIBOR	Quarterly	0.687	Semi-Annual	06/20/24	USD 30,000	24	24
Receive	3-month USD-LIBOR	Quarterly	0.729	Semi-Annual	06/21/24	USD 1,500,000	(18)	(18)
Receive	3-month USD-LIBOR	Quarterly	0.742	Semi-Annual	06/23/24	USD 750,000	(143)	(143)
Receive	3-month USD-LIBOR	Quarterly	0.767	Semi-Annual	06/28/24	USD 755,000	(428)	(428)
Receive	3-month USD-LIBOR	Quarterly	0.623	Semi-Annual	04/14/25	USD 1,180,000	4,737	4,738
Receive	3-month USD-LIBOR	Quarterly	0.820	Semi-Annual	09/08/25	USD 540,000	(297)	(297)
Receive	3-month USD-LIBOR	Quarterly	1.548	Semi-Annual	02/25/26	USD 830,000	362	362
Receive	3-month USD-LIBOR	Quarterly	1.710	Semi-Annual	03/06/26	USD 620,000	(682)	(682)
Receive	3-month USD-LIBOR	Quarterly	1.285	Semi-Annual	04/20/27	USD 610,000	(2,432)	(2,432)
Receive	3-month USD-LIBOR	Quarterly	0.512	Semi-Annual	08/17/27	USD 1,700,000	60,014	60,014
Receive	3-month USD-LIBOR	Quarterly	0.495	Semi-Annual	08/19/27	USD 150,000	5,459	5,459
Receive	3-month USD-LIBOR	Quarterly	0.845	Semi-Annual	11/15/27	USD 1,400,000	24,758	24,740
Receive	3-month USD-LIBOR	Quarterly	1.271	Semi-Annual	02/15/28	USD 1,350,000	(10,083)	(10,083)
Receive	3-month USD-LIBOR	Quarterly	0.648	Semi-Annual	06/02/30	USD 440,000	26,559	26,559
Receive	3-month USD-LIBOR	Quarterly	0.680	Semi-Annual	09/16/30	USD 610,000	37,195	37,183
Receive	3-month USD-LIBOR	Quarterly	0.672	Semi-Annual	10/09/30	USD 610,000	38,134	38,121
Receive	Secured Overnight Financing Rate	Annual	0.537	Annual	10/20/30	USD 1,250,000	62,271	62,271
Receive	Secured Overnight Financing Rate	Quarterly	0.533	Quarterly	10/21/30	USD 21,996	(1,152)	(1,152)
Receive	3-month USD-LIBOR	Quarterly	0.652	Semi-Annual	11/04/30	USD 600,000	39,118	39,105
Receive	3-month USD-LIBOR	Quarterly	0.885	Semi-Annual	11/05/30	USD 530,000	23,500	23,172
Receive	3-month USD-LIBOR	Quarterly	1.583	Semi-Annual	11/15/30	USD 1,570,000	(28,665)	(28,665)
Receive	3-month USD-LIBOR	Quarterly	1.590	Semi-Annual	11/15/30	USD 1,560,000	(29,363)	(29,363)
Receive	3-month USD-LIBOR	Quarterly	0.920	Semi-Annual	12/10/30	USD 450,000	18,924	18,914
Receive	3-month USD-LIBOR	Quarterly	1.675	Semi-Annual	02/15/31	USD 990,000	(21,623)	(21,498)
Receive	3-month USD-LIBOR	Quarterly	1.571	Semi-Annual	03/08/31	USD 160,000	(2,542)	(2,542)
Receive	3-month USD-LIBOR	Quarterly	1.703	Semi-Annual	03/09/31	USD 320,000	(9,005)	(9,005)
Receive	3-month USD-LIBOR	Quarterly	2.788	Semi-Annual	03/10/31	USD 1,312,000	(168,936)	(168,936)
Receive	3-month USD-LIBOR	Quarterly	2.504	Semi-Annual	03/20/31	USD 3,000	(83)	(83)
Receive	3-month USD-LIBOR	Quarterly	1.674	Semi-Annual	05/17/31	USD 330,000	(8,174)	(8,174)
Receive	3-month USD-LIBOR	Quarterly	1.594	Semi-Annual	02/22/32	USD 550,000	(2,603)	(2,603)
Receive	3-month USD-LIBOR	Quarterly	1.621	Semi-Annual	02/22/32	USD 275,000	(2,004)	(2,004)
Receive	3-month USD-LIBOR	Quarterly	0.760	Semi-Annual	05/03/32	USD 800,000	62,049	62,049
Receive	3-month USD-LIBOR	Quarterly	0.765	Semi-Annual	05/04/32	USD 820,000	63,255	63,255
Receive	3-month USD-LIBOR	Quarterly	0.770	Semi-Annual	05/06/32	USD 190,000	14,583	14,583
Receive	3-month USD-LIBOR	Quarterly	2.325	Semi-Annual	06/24/34	USD 70,000	(2,801)	(2,801)
Receive	3-month USD-LIBOR	Quarterly	1.645	Semi-Annual	08/22/34	USD 300,000	7,001	7,001
Receive	3-month USD-LIBOR	Quarterly	1.907	Semi-Annual	10/21/34	USD 320,000	184	184
Receive	3-month USD-LIBOR	Quarterly	1.921	Semi-Annual	10/22/34	USD 300,000	(206)	(206)
Receive	3-month USD-LIBOR	Quarterly	1.976	Semi-Annual	10/23/34	USD 145,000	(822)	(822)
Receive	3-month USD-LIBOR	Quarterly	1.982	Semi-Annual	10/23/34	USD 145,000	(895)	(895)
Receive	3-month USD-LIBOR	Quarterly	2.111	Semi-Annual	11/12/34	USD 70,000	(1,228)	(1,228)
Receive	3-month USD-LIBOR	Quarterly	0.973	Semi-Annual	08/17/40	USD 150,000	18,523	18,523
Receive	3-month USD-LIBOR	Quarterly	2.110	Semi-Annual	11/15/44	USD 90,000	(755)	(755)
Receive	3-month USD-LIBOR	Quarterly	1.897	Semi-Annual	02/15/47	USD 470,000	(13,508)	(13,508)
Receive	3-month USD-LIBOR	Quarterly	2.100	Semi-Annual	02/15/47	USD 1,140,000	(82,196)	(82,003)
Receive	3-month USD-LIBOR	Quarterly	2.378	Semi-Annual	07/05/49	USD 140,000	(4,721)	(4,721)
Receive	3-month USD-LIBOR	Quarterly	1.709	Semi-Annual	08/16/49	USD 130,000	1,720	1,720
Receive	3-month USD-LIBOR	Quarterly	1.667	Semi-Annual	08/17/49	USD 100,000	1,621	1,621
Receive	3-month USD-LIBOR	Quarterly	1.090	Semi-Annual	06/20/52	USD 160,000	27,699	27,699
Receive	3-month USD-LIBOR	Quarterly	1.136	Semi-Annual	06/20/52	USD 160,000	25,925	25,926
Receive	3-month USD-LIBOR	Quarterly	0.881	Semi-Annual	07/12/53	USD 160,000	37,148	37,144
							$210,758	$210,700

See Accompanying Notes to Financial Statements

28

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

At June 30, 2021, the following centrally cleared inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.445%	At Termination Date	03/15/31	EUR 1,105,000	$(28,484)	$(28,484)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.464	At Termination Date	06/15/31	EUR 1,020,000	(10,552)	(10,552)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.534	At Termination Date	06/15/31	EUR 1,985,000	(1,514)	(1,514)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.537	At Termination Date	06/15/31	EUR 1,090,000	(384)	(384)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.574	At Termination Date	10/15/30	GBP 1,415,000	(41,698)	(43,170)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.510	At Termination Date	12/15/30	GBP 1,150,000	(45,164)	(45,229)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.630	At Termination Date	02/15/31	GBP 1,130,000	(27,660)	(27,660)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.746	At Termination Date	04/15/31	GBP 400,000	(1,642)	(1,642)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.670	At Termination Date	06/15/31	GBP 1,462,500	(3,648)	(3,648)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.360	At Termination Date	10/15/39	GBP 2,025,000	(78,466)	(78,466)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.310	At Termination Date	01/15/40	GBP 900,000	(68,714)	(68,714)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.341	At Termination Date	01/15/40	GBP 800,000	(50,231)	(50,231)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.336	At Termination Date	11/15/40	GBP 310,000	(34,484)	(34,505)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.560	At Termination Date	03/15/41	GBP 330,000	(5,251)	(5,251)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.270	At Termination Date	10/15/44	GBP 1,560,000	(123,722)	(123,722)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.220	At Termination Date	01/15/45	GBP 700,000	(87,178)	(87,178)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.239	At Termination Date	01/15/45	GBP 600,000	(67,893)	(67,893)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.325	At Termination Date	03/01/26	USD 2,710,000	(72,226)	(72,226)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.558	At Termination Date	04/19/26	USD 1,065,000	(13,284)	(13,284)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.634	At Termination Date	06/10/26	USD 2,100,000	(7,041)	(7,041)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.499	At Termination Date	06/22/26	USD 1,050,000	(8,949)	(8,949)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.545	At Termination Date	06/24/26	USD 2,617,500	(15,012)	(15,012)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.848	At Termination Date	08/10/30	USD 780,000	(71,784)	(71,816)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.008	At Termination Date	09/04/30	USD 360,000	(25,673)	(25,688)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.949	At Termination Date	09/18/30	USD 625,000	(47,159)	(47,184)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.192	At Termination Date	12/31/30	USD 660,000	(29,765)	(29,792)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.329	At Termination Date	01/26/31	USD 650,000	(19,447)	(19,473)
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.425	At Termination Date	06/15/26	EUR 1,020,000	4,494	4,494
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.498	At Termination Date	06/15/26	EUR 1,985,000	(541)	(541)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.578	At Termination Date	02/15/26	GBP 1,440,000	27,889	27,889
Receive	U.K. RPI All Items Monthly	At Termination Date	3.630	At Termination Date	06/15/26	GBP 1,462,500	5,420	5,420
Receive	U.K. RPI All Items Monthly	At Termination Date	3.384	At Termination Date	12/15/30	GBP 415,000	25,493	25,470
Receive	U.K. RPI All Items Monthly	At Termination Date	3.422	At Termination Date	01/15/31	GBP 400,000	25,154	25,142
Receive	U.K. RPI All Items Monthly	At Termination Date	3.623	At Termination Date	04/15/31	GBP 560,000	14,667	14,667

See Accompanying Notes to Financial Statements

29

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.420%	At Termination Date	10/15/34	GBP 2,025,000	$13,830	$13,830
Receive	U.K. RPI All Items Monthly	At Termination Date	3.360	At Termination Date	01/15/35	GBP 900,000	34,609	34,609
Receive	U.K. RPI All Items Monthly	At Termination Date	3.390	At Termination Date	01/15/35	GBP 800,000	23,653	23,653
Receive	U.K. RPI All Items Monthly	At Termination Date	3.160	At Termination Date	10/15/49	GBP 1,560,000	221,735	221,735
Receive	U.K. RPI All Items Monthly	At Termination Date	3.111	At Termination Date	01/15/50	GBP 700,000	137,316	137,316
Receive	U.K. RPI All Items Monthly	At Termination Date	3.133	At Termination Date	01/15/50	GBP 600,000	107,591	107,591
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.713	At Termination Date	08/21/22	USD 9,230,000	403,354	403,354
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.260	At Termination Date	05/03/23	USD 9,000,000	87,813	87,813
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.211	At Termination Date	10/26/23	USD 2,500,000	38,932	38,932
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.957	At Termination Date	02/06/24	USD12,000,000	383,713	383,713
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.339	At Termination Date	02/17/24	USD 5,300,000	130,902	130,902
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.991	At Termination Date	03/04/24	USD 3,000,000	97,371	97,371
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.248	At Termination Date	03/21/24	USD 4,900,000	67,900	67,900
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.023	At Termination Date	05/02/24	USD 3,500,000	113,332	113,332
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.829	At Termination Date	07/31/24	USD 600,000	24,081	24,081
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.706	At Termination Date	08/12/24	USD 1,300,000	61,581	61,581
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.351	At Termination Date	09/28/24	USD 7,400,000	56,380	56,380
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	0.945	At Termination Date	03/12/25	USD 1,650,000	144,545	144,545
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.908	At Termination Date	05/24/25	USD 4,500,000	195,685	195,685
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.658	At Termination Date	06/29/25	USD 3,900,000	6,623	6,623
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.783	At Termination Date	11/04/25	USD 1,300,000	74,073	74,026
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.098	At Termination Date	11/29/25	USD 1,600,000	47,574	47,574
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.300	At Termination Date	02/25/26	USD 2,790,000	78,946	78,946
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.477	At Termination Date	03/25/26	USD 1,375,000	24,743	24,743
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.534	At Termination Date	04/01/26	USD16,750,000	247,410	247,410
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.600	At Termination Date	06/17/26	USD 5,495,000	21,888	21,888
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.533	At Termination Date	06/21/26	USD ,950,000	13,579	13,579
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.853	At Termination Date	06/28/26	USD 450,000	23,001	23,001
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.249	At Termination Date	10/30/28	USD 1,195,000	25,993	25,993
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.250	At Termination Date	03/11/30	USD 360,000	47,574	47,574
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.285	At Termination Date	05/05/30	USD 4,860,000	634,820	634,820
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.983	At Termination Date	10/13/30	USD 1,430,000	98,723	98,664
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.313	At Termination Date	03/01/31	USD 2,145,000	63,905	63,905
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.468	At Termination Date	04/19/31	USD 535,000	5,871	5,871
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.520	At Termination Date	06/10/31	USD 2,100,000	(623)	(623)

See Accompanying Notes to Financial Statements

30

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.380%	At Termination Date	06/22/31	USD 1,050,000	$13,810	$13,810
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.430	At Termination Date	06/24/31	USD 2,617,500	18,812	18,812
							$2,906,596	$2,904,772

At June 30, 2021, the following OTC inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.560%	At Termination Date	01/15/23	USD 10,250,000	$608,695	$—	$608,695
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.660	At Termination Date	09/22/23	USD 5,500,000	330,237	—	330,237
								$938,932	$—	$938,932

At June 30, 2021, the following purchased exchange-traded options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Cost	Fair Value
90-Day Eurodollar	Put	09/10/21	99.50	USD	39	9,736,350	$12,251	$49,238
90-Day Eurodollar	Put	09/10/21	99.63	USD	39	9,736,350	2,257	5,362
							$14,508	$54,600

At June 30, 2021, the following exchange-traded written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value
90-Day Eurodollar	Put	09/10/21	99.38	USD	39	USD 9,736,350	$7,736	$(37,537)
90-Day Eurodollar	Put	09/10/21	99.75	USD	39	USD 9,736,350	4,324	(11,944)
U.S. Treasury 10-Year Note	Put	07/23/21	130.50	USD	10	USD 1,305,000	2,800	(625)
U.S. Treasury 10-Year Note	Call	07/23/21	132.50	USD	10	USD 1,325,000	4,357	(5,313)
							$19,217	$(55,419)

At June 30, 2021, the following OTC purchased foreign currency options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Cost	Fair Value
Call EUR vs. Put GBP	Citibank N.A.	08/06/21	0.880	EUR	625,000	$14,122	$507
						$14,122	$507

At June 30, 2021, the following OTC purchased interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Fair Value
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.950%	3-month USD-LIBOR	03/12/24	USD 870,000	$39,215	$98,264
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.978%	3-month USD-LIBOR	03/07/24	USD 874,500	40,205	100,702
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	3.052%	3-month USD-LIBOR	01/10/29	USD 220,000	12,430	25,401
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	3.083%	3-month USD-LIBOR	01/29/29	USD 220,000	12,496	25,843
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	3.088%	3-month USD-LIBOR	12/06/38	USD 570,000	26,505	67,274
Call on 10-Year Interest Rate Swap(1)	Citibank N.A.	Receive	1.492%	3-month USD-LIBOR	02/25/25	USD 550,000	28,889	16,332

See Accompanying Notes to Financial Statements

31

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Fair Value
Call on 10-Year Interest Rate Swap(1)	Citibank N.A.	Receive	2.824%	3-month USD-LIBOR	01/31/39	USD 120,000	$6,149	$12,547
Call on 10-Year Interest Rate Swap(1)	Citibank N.A.	Receive	2.978%	3-month USD-LIBOR	01/31/29	USD 100,000	5,780	11,081
Call on 10-Year Interest Rate Swap(1)	Citibank N.A.	Receive	2.985%	3-month USD-LIBOR	04/27/38	USD 10,000	493	1,127
Call on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	0.890%	3-month USD-LIBOR	04/30/25	USD 360,000	19,422	5,398
Call on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.423%	3-month USD-LIBOR	06/05/25	USD 255,000	13,668	7,215
Call on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	2.602%	3-month USD-LIBOR	04/07/26	USD 620,000	34,689	53,610
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	1.283%	3-month USD-LIBOR	06/04/25	USD 255,000	13,796	6,159
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	1.970%	3-month USD-LIBOR	06/24/24	USD 420,000	19,194	20,153
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	2.000%	3-month USD-LIBOR	06/28/24	USD 420,000	18,501	20,807
Call on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.860%	3-month USD-LIBOR	02/22/39	USD 232,500	11,503	24,725
Call on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.985%	3-month USD-LIBOR	04/27/38	USD 200,000	9,400	22,542
Call on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.037%	3-month USD-LIBOR	01/11/29	USD 220,000	12,523	25,189
Call on 1-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.595%	3-month USD-LIBOR	02/24/25	USD 4,800,000	25,964	26,088
Call on 1-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	1.620%	3-month USD-LIBOR	02/24/25	USD 8,780,000	48,805	49,020
Call on 5-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.200%	3-month USD-LIBOR	04/28/22	USD 3,320,000	32,503	38,030
Call on 5-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	1.525%	3-month USD-LIBOR	04/05/22	USD 1,210,000	17,636	27,165
Call on 5-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	1.385%	3-month USD-LIBOR	04/08/22	USD 2,360,000	35,211	40,878
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Pay	1.100%	6-month JPY-LIBOR	06/29/22	JPY 692,890,000	94,254	79
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	2.250%	3-month USD-LIBOR	08/08/22	USD 960,000	22,728	9,356
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	2.950%	3-month USD-LIBOR	03/12/24	USD 870,000	39,215	11,439
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	2.978%	3-month USD-LIBOR	03/07/24	USD 874,500	40,205	11,105
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	3.052%	3-month USD-LIBOR	01/10/29	USD 220,000	12,430	6,773
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	3.083%	3-month USD-LIBOR	01/29/29	USD 220,000	12,496	6,658
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	3.088%	3-month USD-LIBOR	12/06/38	USD 570,000	26,505	20,061
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	1.492%	3-month USD-LIBOR	02/25/25	USD 550,000	28,889	38,394
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	2.824%	3-month USD-LIBOR	01/31/39	USD 120,000	6,025	4,828
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	2.978%	3-month USD-LIBOR	01/31/29	USD 100,000	5,778	3,250
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	2.985%	3-month USD-LIBOR	04/27/38	USD 10,000	461	372
Put on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.890%	3-month USD-LIBOR	04/30/25	USD 360,000	19,422	39,637
Put on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	1.423%	3-month USD-LIBOR	06/05/25	USD 255,000	13,668	19,364
Put on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	2.602%	3-month USD-LIBOR	04/07/26	USD 620,000	34,689	20,083
Put on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	1.283%	3-month USD-LIBOR	06/04/25	USD 255,000	13,795	21,500
Put on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	1.970%	3-month USD-LIBOR	06/24/24	USD 420,000	19,194	17,007
See Accompanying Notes to Financial Statements

32

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Fair Value
Put on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	2.000%	3-month USD-LIBOR	06/28/24	USD 420,000	$18,501	$16,563
Put on 10-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	2.250%	3-month USD-LIBOR	08/02/22	USD 950,000	25,650	9,065
Put on 10-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	2.860%	3-month USD-LIBOR	02/22/39	USD 232,500	11,503	9,179
Put on 10-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	2.985%	3-month USD-LIBOR	04/27/38	USD 200,000	9,400	7,438
Put on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	2.500%	3-month USD-LIBOR	06/13/24	USD 930,000	41,811	21,784
Put on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	2.500%	3-month USD-LIBOR	06/20/24	USD 930,000	37,600	21,927
Put on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	3.037%	3-month USD-LIBOR	01/11/29	USD 220,000	12,523	6,846
Put on 1-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	1.595%	3-month USD-LIBOR	02/24/25	USD 4,800,000	23,859	25,976
Put on 1-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	1.620%	3-month USD-LIBOR	02/24/25	USD 8,780,000	48,649	46,685
Put on 30-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	2.850%	3-month USD-LIBOR	05/09/22	USD 1,170,000	67,934	7,482
Put on 5-Year Interest Rate Swap(4)	Barclays Bank PLC	Pay	-0.150%	6-month EUR-EURIBOR	11/15/21	EUR 2,130,000	15,204	6,525
Put on 5-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	1.525%	3-month USD-LIBOR	04/05/22	USD 1,210,000	17,636	7,449
Put on 5-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	1.385%	3-month USD-LIBOR	04/08/22	USD 2,360,000	34,236	19,081
							$1,239,237	$1,161,456

At June 30, 2021, the following OTC written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Call on 10-Year interest Rate Swap(3)	Barclays Bank PLC	Pay	3.050%	3-month USD-LIBOR	03/12/29	USD 700,000	$37,135	$(80,721)
Call on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	1.248%	3-month USD-LIBOR	01/27/22	USD 600,000	14,130	(5,426)
Call on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	1.438%	3-month USD-LIBOR	01/09/23	USD 870,000	28,362	(17,826)
Call on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	1.620%	3-month USD-LIBOR	02/18/22	USD 580,000	15,384	(14,555)
Call on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	2.012%	3-month USD-LIBOR	03/01/23	USD 900,000	34,290	(44,333)
Call on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	1.254%	3-month USD-LIBOR	12/30/22	USD 470,000	15,498	(6,800)
Call on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	1.521%	3-month USD-LIBOR	09/22/21	USD 990,000	13,761	(15,653)
Call on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.740%	3-month USD-LIBOR	05/02/22	USD 550,000	19,030	(1,514)
Call on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	1.000%	3-month USD-LIBOR	01/27/22	USD 660,000	9,042	(2,701)
Call on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	1.064%	3-month USD-LIBOR	10/11/22	USD 460,000	15,473	(4,142)
Call on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	1.233%	3-month USD-LIBOR	12/16/22	USD 427,500	13,979	(5,868)
Call on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	1.245%	3-month USD-LIBOR	12/16/22	USD 427,500	13,979	(6,012)
Call on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	1.775%	3-month USD-LIBOR	10/14/21	USD 540,000	11,570	(18,173)
Call on 10-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	1.400%	3-month USD-LIBOR	06/07/22	USD 775,000	7,363	(12,752)
Call on 2-Year Interest Rate Swap(3)	Citibank N.A.	Pay	0.518%	3-month USD-LIBOR	03/03/22	USD 3,045,000	8,869	(7,172)

See Accompanying Notes to Financial Statements

33

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Call on 2-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.508%	3-month USD-LIBOR	03/01/22	USD 5,910,000	$18,543	$(13,431)
Call on 2-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.562%	3-month USD-LIBOR	03/21/22	USD 3,045,000	10,239	(8,433)
Call on 2-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.568%	3-month USD-LIBOR	03/23/22	USD 5,960,000	19,370	(16,858)
Call on 2-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	0.405%	3-month USD-LIBOR	02/23/22	USD 4,490,000	10,978	(6,098)
Call on 2-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	0.485%	3-month USD-LIBOR	03/02/22	USD 8,890,000	25,559	(18,171)
Call on 2-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	0.508%	3-month USD-LIBOR	01/10/22	USD 6,630,000	19,669	(16,535)
Call on 5-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	0.900%	3-month USD-LIBOR	04/22/22	USD 1,660,000	8,632	(8,226)
Call on 5-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.900%	3-month USD-LIBOR	04/28/22	USD 4,990,000	22,284	(24,754)
Put on 10-Year interest Rate Swap(1)	Barclays Bank PLC	Receive	3.050%	3-month USD-LIBOR	03/12/29	USD 700,000	37,135	(21,834)
Put on 10-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	0.700%	6-month EUR-EURIBOR	05/15/23	EUR 1,070,000	28,654	(17,691)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.248%	3-month USD-LIBOR	01/27/22	USD 600,000	14,130	(21,563)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.438%	3-month USD-LIBOR	01/09/23	USD 870,000	28,362	(39,745)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.620%	3-month USD-LIBOR	02/18/22	USD 580,000	15,384	(10,384)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.012%	3-month USD-LIBOR	03/01/23	USD 900,000	34,290	(20,684)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.100%	3-month USD-LIBOR	01/06/22	USD 900,000	20,644	(4,091)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.150%	3-month USD-LIBOR	01/10/22	USD 890,000	20,692	(3,687)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.750%	3-month USD-LIBOR	05/09/22	USD 2,550,000	73,975	(7,054)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.750%	3-month USD-LIBOR	08/08/22	USD 960,000	11,568	(4,106)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	3.250%	3-month USD-LIBOR	08/08/22	USD 960,000	5,712	(1,907)
Put on 10-Year Interest Rate Swap(1)	Citibank N.A.	Receive	1.254%	3-month USD-LIBOR	12/30/22	USD 470,000	15,498	(26,588)
Put on 10-Year Interest Rate Swap(1)	Citibank N.A.	Receive	1.521%	3-month USD-LIBOR	09/22/21	USD 990,000	13,761	(10,275)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	0.740%	3-month USD-LIBOR	05/02/22	USD 550,000	19,030	(45,223)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.064%	3-month USD-LIBOR	10/11/22	USD 460,000	15,473	(30,061)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.150%	3-month USD-LIBOR	01/10/22	USD 320,000	4,832	(13,298)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.500%	3-month USD-LIBOR	01/27/22	USD 660,000	9,042	(14,183)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.600%	3-month USD-LIBOR	02/28/22	USD 600,000	10,950	(11,587)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.600%	3-month USD-LIBOR	03/03/22	USD 600,000	10,680	(11,731)
Put on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	1.233%	3-month USD-LIBOR	12/16/22	USD 427,500	13,979	(24,461)
Put on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	1.245%	3-month USD-LIBOR	12/16/22	USD 427,500	13,979	(24,105)
Put on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	1.775%	3-month USD-LIBOR	10/14/21	USD 540,000	11,569	(2,860)
Put on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.400%	3-month USD-LIBOR	06/07/22	USD 775,000	8,680	(4,566)
Put on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.750%	3-month USD-LIBOR	08/02/22	USD 950,000	13,015	(3,951)
Put on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	3.250%	3-month USD-LIBOR	08/02/22	USD 950,000	6,222	(1,823)
Put on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	2.250%	3-month USD-LIBOR	08/20/24	USD 980,000	29,054	(31,284)
Put on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.000%	3-month USD-LIBOR	06/13/24	USD 930,000	25,539	(13,034)

See Accompanying Notes to Financial Statements

34

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.000%	3-month USD-LIBOR	06/20/24	USD 930,000	$22,714	$(13,139)
Put on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.500%	3-month USD-LIBOR	06/13/24	USD 930,000	15,565	(7,926)
Put on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.500%	3-month USD-LIBOR	06/20/24	USD 930,000	13,630	(7,999)
Put on 2-Year interest Rate Swap(1)	Citibank N.A.	Receive	0.518%	3-month USD-LIBOR	03/03/22	USD 3,045,000	8,869	(11,159)
Put on 2-Year interest Rate Swap(1)	Deutsche Bank AG	Receive	0.562%	3-month USD-LIBOR	03/21/22	USD 3,045,000	10,239	(11,154)
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	07/01/21	EUR 1,210,000	2,499	—
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	07/19/21	EUR 1,240,000	2,269	—
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	-0.050%	6-month EUR-EURIBOR	07/02/21	EUR 1,180,000	2,489	—
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	-0.150%	6-month EUR-EURIBOR	08/09/21	EUR 2,780,000	3,847	(1)
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	-0.150%	6-month EUR-EURIBOR	08/09/21	EUR 1,570,000	2,128	(1)
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	-0.250%	6-month EUR-EURIBOR	09/03/21	EUR 5,030,000	8,276	(94)
Put on 2-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	0.500%	3-month USD-LIBOR	12/06/21	USD 2,500,000	2,000	(5,033)
Put on 2-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	0.450%	3-month USD-LIBOR	12/10/21	USD 2,482,000	2,085	(6,262)
Put on 2-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	0.508%	3-month USD-LIBOR	03/01/22	USD 5,910,000	18,543	(21,924)
Put on 2-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	0.568%	3-month USD-LIBOR	03/23/22	USD 5,960,000	19,370	(21,679)
Put on 2-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	0.750%	3-month USD-LIBOR	02/25/22	USD 4,490,000	10,566	(8,948)
Put on 2-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	0.485%	3-month USD-LIBOR	03/02/22	USD 8,890,000	25,559	(35,015)
Put on 2-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	0.508%	3-month USD-LIBOR	01/10/22	USD 6,630,000	18,640	(17,529)
Put on 5-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	0.440%	6-month EUR-EURIBOR	05/18/22	EUR 12,240,000	47,144	(18,141)
Put on 5-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	0.600%	3-month USD-LIBOR	09/03/21	USD 1,700,000	8,670	(34,269)
							$1,150,090	$(998,203)

(1)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(2)	Portfolio pays the exercise rate semi-annually and receives the floating rate index semi-annually.
(3)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(4)	Portfolio pays the exercise rate annually and receives the floating rate index semi-annually.
(5)	Portfolio receives the exercise rate annually and pays the floating rate index semi-annually.

Currency Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — EU Euro

GBP — British Pound

JPY — Japanese Yen

NZD — New Zealand Dollar

USD — United States Dollar

See Accompanying Notes to Financial Statements

35

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2021 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$507
Interest rate contracts	Investments in securities at value*	1,216,056
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	453,229
Interest rate contracts	Variation margin receivable on futures contracts**	49,333
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	4,883,313
Interest rate contracts	Unrealized appreciation on OTC swap agreements	938,932
Total Asset Derivatives		$7,541,370
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$143,906
Interest rate contracts	Variation margin payable on futures contracts**	285,174
Interest rate contracts	Variation margin payable on centrally cleared swaps**	1,767,840
Interest rate contracts	Written options, at fair value	1,053,622
Total Liability Derivatives		$3,250,542

*	Includes purchased options.
**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Foreign exchange contracts	$—	$(25,386)	$—	$—	$—	$(25,386)
Interest rate contracts	129,150	—	1,086,972	1,342,417	238,195	2,796,734
Total	$129,150	$(25,386)	$1,086,972	$1,342,417	$238,195	$2,771,348

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Foreign exchange contracts	$(13,615)	$546,623	$—	$—	$—	$533,008
Interest rate contracts	(47,261)	—	(298,076)	2,112,504	(99,803)	1,667,364
Total	$(60,876)	$546,623	$(298,076)	$2,112,504	$(99,803)	$2,200,372

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

See Accompanying Notes to Financial Statements

36

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIOAS	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2021:

	ANZ Bank	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Common- wealth Bank of Australia	Deutsche Bank AG	Goldman Sachs International	HSBC Bank PLC	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC	NatWest Markets PLC	The Bank of Montreal	Toronto Dominion Securities	UBS AG	Westpac Banking Corp.	Totals
Assets:
Purchased options	$—	$—	$449,026	$—	$88,438	$—	$183,337	$102,189	$—	$107,563	$231,410	$—	$—	$—	$—	$—	$1,161,963
Forward foreign currency contracts	1,376	4,137	2,635	—	107,741	69,320	—	—	—	14,979	8,293	74,609	1,386	1,847	164,654	2,252	453,229
OTC Interest rate swaps	—	—	—	—	938,932	—	—	—	—	—	—	—	—	—	—	—	938,932
Total Assets	$1,376	$4,137	$451,661	$—	$1,135,111		$183,337	$102,189	$—	$122,542	$239,703	$74,609	$1,386	$1,847	$164,654	$2,252	$2,484,804
Liabilities:
Forward foreign currency contracts	$33,107	$9,254	$—	$707	$60,755	$—	$—	$—	$7,308	$11,432	$219	$—	$—	$—	$21,124	$—	143,906
Written options	—	—	347,103	—	77,647	—	302,152	87,577	—	76,278	107,446	—	—	—	—	—	998,203
Total Liabilities	$33,107	$9,254	$347,103	$707	$138,402	$—	$302,152	$87,577	$7,308	$87,710	$107,665	$—	$—	$—	$21,124	$—	$1,142,109
Net OTC derivative instruments by counterparty, at fair value	$(31,731)	$(5,117)	$104,558	$(707)	$996,709	$—	$(118,815)	$14,612	$(7,308)	$34,832	$132,038	$74,609	$1,386	$1,847	$143,530	$2,252	$1,342,695
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$(950,000)	$—	$—	$—	$—	$(20,000)	$—	$—	$—	$—	$—	$—	$(970,000)
Net Exposure(1)(2)	$(31,731)	$(5,117)	$104,558	$(707)	$46,709	$—	$(118,815)	$14,612	$(7,308)	$14,832	$132,038	$74,609	$1,386	$1,847	$143,530	$2,252	$372,695

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At June 30, 2021, the Portfolio had pledged $30,000 in cash collateral to Goldman Sachs International. In addition, the Portfolio had received $950,000 and $20,000 in cash collateral from Citibank N.A. and JPMorgan Chase Bank N.A., respectively. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $280,047,769.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$24,861,518
Gross Unrealized Depreciation	(3,395,617)
Net Unrealized Appreciation	$21,465,901

See Accompanying Notes to Financial Statements

37

VY® BRANDYWINEGLOBAL- BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED)

Investment Type Allocation as of June 30, 2021 (as a percentage of net assets)
U.S. Treasury Obligations	48.0%
Corporate Bonds/Notes	33.4%
U.S. Government Agency Obligations	10.0%
Commercial Mortgage-Backed Securities	4.8%
Collateralized Mortgage Obligations	0.9%
Asset-Backed Securities	0.2%
Assets in Excess of Other Liabilities*	2.7%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 33.4%
		Consumer, Cyclical: 5.5%
3,010,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	$3,348,824	1.0
1,400,000		General Motors Co., 6.250%, 10/02/2043	1,935,670	0.6
920,000		General Motors Co., 6.800%, 10/01/2027	1,159,525	0.3
4,605,000		General Motors Financial Co., Inc., 1.235%, (SOFRRATE + 1.200%), 11/17/2023	4,682,226	1.3
6,380,000		Marriott International, Inc./MD, 3.500%, 10/15/2032	6,785,833	1.9
1,217,000		Walgreens Boots Alliance, Inc., 4.100%, 04/15/2050	1,344,194	0.4
			19,256,272	5.5

		Energy: 11.8%
3,925,000		Apache Corp., 4.250%, 01/15/2044	3,850,661	1.1
3,910,000		Apache Corp., 4.750%, 04/15/2043	4,073,849	1.2
3,025,000		Hess Corp., 5.600%, 02/15/2041	3,781,259	1.1
6,245,000		Marathon Oil Corp., 6.600%, 10/01/2037	8,314,697	2.4
3,905,000		Occidental Petroleum Corp., 3.500%, 08/15/2029	3,924,213	1.1
6,185,000		Occidental Petroleum Corp., 4.625%, 06/15/2045	6,052,115	1.8
720,000		Petroleos Mexicanos, 6.750%, 09/21/2047	638,107	0.2
10,195,000		Petroleos Mexicanos, 7.690%, 01/23/2050	9,825,431	2.8
445,000	(1)	Saudi Arabian Oil Co., 3.250%, 11/24/2050	433,597	0.1
			40,893,929	11.8
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: 9.2%
5,510,000	(1)	Athene Global Funding, 0.739%, (SOFRRATE + 0.700%), 05/24/2024	$5,557,221	1.6
5,635,000		Bank of Montreal, 0.726%, (SOFRRATE + 0.680%), 03/10/2023	5,688,448	1.6
7,100,000		Bank of Nova Scotia/The, 0.598%, (SOFRRATE + 0.550%), 09/15/2023	7,154,629	2.1
2,280,000	(1)	Blue Owl Finance LLC, 3.125%, 06/10/2031	2,267,599	0.6
5,095,000		Canadian Imperial Bank of Commerce, 0.850%, (SOFRRATE + 0.800%), 03/17/2023	5,146,767	1.5
2,695,000		Golub Capital BDC, Inc., 2.500%, 08/24/2026	2,711,965	0.8
3,300,000	(1)	Metropolitan Life Global Funding I, 0.590%, (SOFRRATE + 0.570%), 01/13/2023	3,320,242	1.0
			31,846,871	9.2

		Industrial: 3.2%
1,230,000		Boeing Co/The, 3.950%, 08/01/2059	1,290,423	0.4
800,000		Boeing Co/The, 5.705%, 05/01/2040	1,031,816	0.3
2,065,000		Boeing Co/The,5.805%, 05/01/2050	2,785,357	0.8
1,225,000		Boeing Co/The, 5.930%, 05/01/2060	1,694,752	0.5
4,280,000		Caterpillar Financial Services Corp., 0.185%, (SOFRRATE + 0.150%), 11/17/2022	4,281,498	1.2
			11,083,846	3.2

		Technology: 2.0%
5,885,000		Dell International LLC / EMC Corp., 5.300%, 10/01/2029	7,106,797	2.0
		Utilities: 1.7%
2,960,000	(1)	AES Corp./The, 3.950%, 07/15/2030	3,246,054	0.9
2,530,000	(1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	2,650,681	0.8
			5,896,735	1.7

		Total Corporate Bonds/Notes (Cost $107,981,534)	116,084,450	33.4

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.9%
1,108,444	(1),(2)	Angel Oak Mortgage Trust 2019-6 A1, 2.620%, 11/25/2059	1,115,956	0.3
501,449	(1),(2)	Angel Oak Mortgage Trust I LLC 2019-2 A1, 3.628%, 03/25/2049	507,997	0.2

See Accompanying Notes to Financial Statements

38

VY® BRANDYWINEGLOBAL- BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,511,044	(1),(2)	Residential Mortgage Loan Trust 2019-3 A1, 2.633%, 09/25/2059	$1,530,613	0.4

		Total Collateralized Mortgage Obligations (Cost $3,079,033)	3,154,566	0.9

U.S. TREASURY OBLIGATIONS: 48.0%
		U.S. Treasury Floating Rate Notes: 48.0%
44,710,000		0.099%, (USBMMY3M + 0.049%),01/31/2023	44,732,892	12.9
31,520,000		0.105%, (USBMMY3M + 0.055%),07/31/2022	31,540,977	9.1
63,640,000		0.105%, (USBMMY3M + 0.055%),10/31/2022	63,683,584	18.3
26,740,000		0.164%, (USBMMY3M + 0.114%),04/30/2022	26,767,002	7.7

		Total U.S. Treasury Obligations (Cost $166,647,162)	166,724,455	48.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.0%
		Federal Home Loan Bank: 5.0%
7,600,000		0.125%,03/17/2023	7,588,524	2.2
9,800,000		1.875%,07/07/2021	9,803,375	2.8
			17,391,899	5.0

		Federal Home Loan Mortgage Corporation: 2.1%(3)
7,300,000		1.125%,08/12/2021	7,309,179	2.1

		Sovereign: 2.9%
10,000,000		0.375%,05/05/2023	10,028,222	2.9

		Total U.S. Government Agency Obligations (Cost $34,730,101)	34,729,300	10.0

COMMERCIAL MORTGAGE-BACKED SECURITIES: 4.8%
3,089,000	(2)	Benchmark 2020-B18 C Mortgage Trust, 3.772%, 07/15/2053	3,315,327	1.0
1,520,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 A, 1.053%, (US0001M + 0.980%), 05/15/2036	1,526,086	0.4
9,370,000	(1),(2)	FREMF 2012-K23 B Mortgage Trust, 3.782%, 10/25/2045	9,684,407	2.8
2,000,000	(2)	JPMDB Commercial Mortgage Securities Trust 2018-C8 C, 4.901%, 06/15/2051	2,224,987	0.6

		Total Commercial Mortgage-Backed Securities (Cost $16,569,805)	16,750,807	4.8
Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: 0.2%
		Other Asset-Backed Securities: 0.2%
720,000	(1),(2)	Towd Point Mortgage Trust 2018-3 A2, 3.875%, 05/25/2058	$783,373	0.2

		Total Asset-Backed Securities (Cost $696,043)	783,373	0.2
		Total Long-Term Investments (Cost $329,703,678)	338,226,951	97.3

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.9%
		Mutual Funds: 1.9%
6,625,018	(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $6,625,018)	6,625,018	1.9

		Total Short-Term Investments (Cost $6,625,018)	6,625,018	1.9

		Total Investments in Securities (Cost $336,328,696)	$344,851,969	99.2
		Assets in Excess of Other Liabilities	2,833,661	0.8
		Net Assets	$347,685,630	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2021.

(3)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(4)	Rate shown is the 7-day yield as of June 30, 2021.
Reference Rate Abbreviations:

SOFRRATE Secured Overnight Financing Rate

US0001M 1-month LIBOR

USBMMY3M U.S. Treasury 3-month Bill Money Market Yield

See Accompanying Notes to Financial Statements

39

VY® BRANDYWINEGLOBAL- BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$116,084,450	$—	$116,084,450
Collateralized Mortgage Obligations	—	3,154,566	—	3,154,566
Commercial Mortgage-Backed Securities	—	16,750,807	—	16,750,807
U.S. Government Agency Obligations	—	34,729,300	—	34,729,300
Asset-Backed Securities	—	783,373	—	783,373
U.S. Treasury Obligations	—	166,724,455	—	166,724,455
Short-Term Investments	6,625,018	—	—	6,625,018
Total Investments, at fair value	$6,625,018	$338,226,951	$—	$344,851,969
Liabilities Table
Other Financial Instruments+
Futures	$(873,252)	$—	$—	$(873,252)
Total Liabilities	$(873,252)	$—	$—	$(873,252)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2021, the following futures contracts were outstanding for VY® BrandywineGLOBAL- Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short Contracts:
U.S. Treasury Ultra Long Bond	(127)	09/21/21	$(24,471,313)	$(873,252)
			$(24,471,313)	$(873,252)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2021 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$873,252
Total Liability Derivatives		$873,252

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

40

VY® BRANDYWINEGLOBAL- BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$6,415,867
Total	$6,415,867

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(1,251,611)
Total	$(1,251,611)

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $336,707,055.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$8,242,422
Gross Unrealized Depreciation	(970,760)
Net Unrealized Appreciation	$7,271,662

See Accompanying Notes to Financial Statements

41

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com
VPSAR-VIT3AIS (0621-082321)

Semi-Annual Report

June 30, 2021

Classes ADV, I and S

Voya Investors Trust

◼  Voya Global Perspectives® Portfolio

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-866-345-5954. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT voyainvestments.com

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolio’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolio voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolio’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolio’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Portfolio’s complete schedule of portfolio holdings, as filed on Form NPORT-P is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Global Economy Still on Road to Recovery

Dear Shareholder,

The reporting period covered in this report roughly coincides with the progress made in fighting the COVID-19 pandemic. With the development of vaccines in the fall of 2020, the world began to turn the tables on the virus. It became possible to relax the aggressive countermeasures that shut down the global economy and turned so many lives inside out. Economic progress in 2021 has closely paralleled progress in getting populations vaccinated. Although infection from new viral variants remains a threat, many nations including the United States have not reimposed lockdowns, and global economic momentum is continuing. Broadening business activity has intensified supply and demand imbalances, pressuring prices higher. While we’re likely to see a higher base rate of inflation, we do not believe that the U.S. Federal Reserve Board will have to dramatically raise interest rates to stave it off.

While the economy and financial markets appear to be upholding their recent strength and in our opinion are expected to continue doing so this year, it’s always possible that something unexpected could crop up. Therefore, in our view, it bears repeating that one should invest to achieve one’s long-term goals, and not seek to beat the market today, this week, this month or this year. Keep focused on your long-term goals and don’t get distracted by short-term news, however compelling the headlines. Should your long-term goals change, discuss the situation thoroughly with your investment advisor before making any changes to your investment portfolio.

Regardless of events, at Voya we believe that we remain well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Dina Santoro
President
Voya Family of Funds
July 22, 2021

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021. The Portfolio’s expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2021**	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2021**

Class ADV	$1,000.00	$1,041.20	0.53%	$2.68	$1,000.00	$1,022.17	0.53%	$2.66
Class I	1,000.00	1,042.50	0.23	1.16	1,000.00	1,023.65	0.23	1.15
Class S	1,000.00	1,042.00	0.48	2.43	1,000.00	1,022.41	0.48	2.41

*	The annualized expense ratios do not include expenses of underlying funds.
**	Expenses are equal to the Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

2

STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2021 (UNAUDITED)

ASSETS:
Investments in affiliated underlying funds at fair value*	$104,451,362
Cash	4,383
Receivables:
Fund shares sold	112,537
Dividends	124,266
Prepaid expenses	29
Reimbursement due from Investment Adviser	12,510
Other assets	10,903
Total assets	104,715,990
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	236,788
Payable for fund shares redeemed	38
Payable for investment management fees	17,227
Payable for distribution and shareholder service fees	23,663
Payable to trustees under the deferred compensation plan (Note 6)	10,903
Payable for trustee fees	524
Other accrued expenses and liabilities	30,487
Total liabilities	319,630
NET ASSETS	$104,396,360
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$82,110,423
Total distributable earnings	22,285,937
NET ASSETS	$104,396,360

* Cost of investments in affiliated underlying funds	$91,695,661

Class ADV
Net assets	$95,365,034
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	7,551,383
Net asset value and redemption price per share	$12.63

Class I
Net assets	$8,949,841
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	701,796
Net asset value and redemption price per share	$12.75

Class S
Net assets	$81,485
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	6,449
Net asset value and redemption price per share	$12.64

See Accompanying Notes to Financial Statements

3

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2021 (UNAUDITED)

INVESTMENT INCOME:
Dividends from affiliated underlying funds	$1,141,065
Total investment income	1,141,065
EXPENSES:
Investment management fees	103,997
Distribution and shareholder service fees:
Class ADV	285,329
Class S	98
Transfer agent fees:
Class ADV	4,806
Class I	445
Class S	4
Shareholder reporting expense	8,869
Professional fees	11,765
Custody and accounting expense	7,059
Trustee fees	2,097
Miscellaneous expense	5,231
Total expenses	429,700
Waived and reimbursed fees	(165,892)
Net expenses	263,808
Net investment income	877,257

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	2,713,875
Capital gain distributions from affiliated underlying funds	716,760
Net realized gain	3,430,635
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(64,989)
Net change in unrealized appreciation (depreciation)	(64,989)
Net realized and unrealized gain	3,365,646
Increase in net assets resulting from operations	$4,242,903

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$877,257	$3,059,808
Net realized gain	3,430,635	4,564,863
Net change in unrealized appreciation (depreciation)	(64,989)	7,179,071
Increase in net assets resulting from operations	4,242,903	14,803,742

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(5,772,190)
Class I	—	(552,917)
Class S	—	(4,152)
Total distributions	—	(6,329,259)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,130,224	5,276,382
Reinvestment of distributions	—	6,329,259
	2,130,224	11,605,641
Cost of shares redeemed	(8,788,175)	(16,868,995)
Net decrease in net assets resulting from capital share transactions	(6,657,951)	(5,263,354)
Net increase (decrease) in net assets	(2,415,048)	3,211,129

NET ASSETS:
Beginning of year or period	106,811,408	103,600,279
End of year or period	$104,396,360	$106,811,408

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class ADV
06-30-21+	12.13	0.10	•	0.40	0.50	—	—	—	—	—	12.63	4.12	0.88	0.53	0.53	1.66	95,365	34
12-31-20	11.17	0.34	•	1.34	1.68	0.35	0.37	—	0.72	—	12.13	15.80	0.88	0.51	0.51	3.01	97,298	107
12-31-19	10.21	0.23	•	1.57	1.80	0.37	0.47	—	0.84	—	11.17	17.97	0.87	0.48	0.48	2.07	95,446	13
12-31-18	11.46	0.23	•	(1.06)	(0.83)	0.29	0.13	—	0.42	—	10.21	(7.50)	0.87	0.48	0.48	2.10	94,684	16
12-31-17	10.26	0.23	•	1.25	1.48	0.28	—	—	0.28	—	11.46	14.60	0.86	0.48	0.48	2.11	122,258	13
12-31-16	9.87	0.23	•	0.41	0.64	0.25	—	—	0.25	—	10.26	6.49	0.89	0.52	0.52	2.25	139,474	52
Class I
06-30-21+	12.23	0.12	•	0.40	0.52	—	—	—	—	—	12.75	4.25	0.28	0.23	0.23	1.94	8,950	34
12-31-20	11.26	0.38	•	1.35	1.73	0.39	0.37	—	0.76	—	12.23	16.13	0.28	0.21	0.21	3.31	9,437	107
12-31-19	10.29	0.26	•	1.59	1.85	0.41	0.47	—	0.88	—	11.26	18.33	0.27	0.18	0.18	2.33	8,090	13
12-31-18	11.55	0.28	•	(1.08)	(0.80)	0.33	0.13	—	0.46	—	10.29	(7.21)	0.27	0.18	0.18	2.48	8,051	16
12-31-17	10.34	0.25	•	1.28	1.53	0.32	—	—	0.32	—	11.55	14.98	0.26	0.18	0.18	2.29	8,755	13
12-31-16	9.95	0.25	•	0.43	0.68	0.29	—	—	0.29	—	10.34	6.81	0.24	0.22	0.22	2.41	14,747	52
Class S
06-30-21+	12.13	0.11	•	0.40	0.51	—	—	—	—	—	12.64	4.20	0.53	0.48	0.48	1.72	81	34
12-31-20	11.18	0.34	•	1.34	1.68	0.36	0.37	—	0.73	—	12.13	15.79	0.53	0.46	0.46	3.04	77	107
12-31-19	10.22	0.23		1.58	1.81	0.38	0.47	—	0.85	—	11.18	18.08	0.52	0.43	0.43	2.10	65	13
12-31-18	11.48	0.23		(1.06)	(0.83)	0.30	0.13	—	0.43	—	10.22	(7.47)	0.52	0.43	0.43	2.13	55	16
12-31-17	10.28	0.23		1.27	1.50	0.30	—	—	0.30	—	11.48	14.71	0.51	0.43	0.43	2.14	58	13
12-31-16	9.90	0.23		0.42	0.65	0.27	—	—	0.27	—	10.28	6.55	0.49	0.47	0.47	2.28	50	52

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

6

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-two active separate investment series. The series included in this report is Voya Global Perspectives® Portfolio (“Global Perspectives” or the “Portfolio”), a diversified series of the Trust. The investment objective of the Portfolio is described in the Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”) and Service (“Class S”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolio. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolio. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolio.

The Portfolio seeks to achieve its investment objective by investing in affiliated investment companies that, in turn, invest directly in a wide range of portfolio securities (i.e.,

stocks and bonds). The investment companies in which the Portfolio invests are collectively referred to as the “Underlying Funds.”

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolio in the preparation of its financial statements. The Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. The Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Portfolio is closed for business, Portfolio shares will not be priced and the Portfolio does not transact purchase and redemption orders. To the extent the Portfolio’s assets are traded in other markets on days when the Portfolio does not price its shares, the value of the Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of the Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an

7

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, the Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolio’s Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which the Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolio’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolio. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Portfolio.

Each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing

8

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolio classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing the Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Portfolio has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statement of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C.  Foreign Currency Translation. The books and records of the Portfolio are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolio does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. The Portfolio records distributions to its shareholders on the ex-dividend date. The Portfolio declares and pays dividends and capital gain distributions, if any, annually. The Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of the Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolio’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized.

The Portfolio may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

9

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

F.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the period ended June 30, 2021, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

Purchases	Sales
$36,011,528	$41,804,229

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolio has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolio. The Investment Adviser oversees all investment management and portfolio management services for the Portfolio and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on: 0.20% of average daily net assets invested in affiliated Underlying Funds and 0.40% of the average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Portfolio and is paid by the Investment Adviser based on the average daily net assets of the Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the

Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service plan (the “Agreement”) for the Class S shares of the Portfolio. The Agreement compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S. Under the Agreement, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV shares have a shareholder service and distribution plan. Class ADV shares pay a shareholder service fee of 0.25% and a distribution fee of 0.35% of the Portfolio’s average daily net assets attributable to Class ADV shares. The Distributor has contractually agreed to waive 0.30% of the distribution fee for Class ADV shares of the Portfolio, so the actual fee paid by Class ADV shares is an annual rate of 0.05%. Termination or modification of this obligation requires approval by the Board.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2021, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the Portfolio:

Subsidiary	Percentage
Voya Retirement Insurance and Annuity Company	6.13%

The Portfolio has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolio purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolio may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2021, the per

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

account fees for affiliated recordkeeping services paid by the Portfolio were $5,007.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses to the levels listed below:

Class ADV(1)(2)	Class I(1)(2)	Class S(1)(2)
1.55%	0.95%	1.20%

(1)	The operating expense limits shown take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by the Portfolio will vary based on the Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.
(2)	Pursuant to a side letter through May 1, 2022, the total expense limits including the operating expenses incurred at the Underlying Fund level are 1.09%, 0.83% and 1.08% for Class ADV, Class I, and Class S, respectively. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser may at a later date recoup from the Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of June 30, 2021, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

June 30,
2022	2023	2024	Total
$99,803	$93,129	$46,994	$239,926

The Expense Limitation Agreement is contractual through May 1, 2022 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 14, 2021, the Portfolio, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 13, 2022. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 14, 2021, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 14, 2021.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolio did not utilize the line of credit during the period ended June 30, 2021.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class ADV
6/30/2021	49,301	—	—	(520,007)	(470,706)	604,511	—	—	(6,406,920)	(5,802,409)
12/31/2020	205,940	—	526,180	(1,252,326)	(520,206)	2,318,317	—	5,772,190	(13,966,694)	(5,876,187)
Class I
6/30/2021	122,514	—	—	(192,352)	(69,838)	1,524,278	—	—	(2,381,060)	(856,782)
12/31/2020	259,890	—	50,083	(256,584)	53,389	2,953,946	—	552,917	(2,900,727)	606,136
Class S
6/30/2021	119	—	—	(16)	103	1,435	—	—	(195)	1,240
12/31/2020	353	—	379	(162)	570	4,119	—	4,152	(1,574)	6,697

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals.

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended December 31, 2020		Year Ended December 31, 2019
Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
$3,100,007	$3,229,252	$3,458,637	$4,391,681

The tax-basis components of distributable earnings as of December 31, 2020 were:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
$ 5,066,274	$ 1,001,018	$ 11,982,013

At December 31, 2020, the Portfolio did not have any capital loss carryovers for U.S. federal income tax purposes.

The Portfolio’s major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of June 30, 2021, no provision for income tax is required in the Portfolio’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Portfolio. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.

NOTE 12 — LIQUIDITY

Consistent with Rule 22e-4 under the 1940 Act, the Portfolio has established a liquidity risk management program to govern its approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolio’s Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, the Portfolio’s liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of the Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 12 — LIQUIDITY (continued)

under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding the Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether the Portfolio to meet its redemption obligations in a timely manner.

During the period covered by the annual assessment, January 1, 2020 through December 31, 2020, the Program supported the Portfolio’s ability to honor redemption requests in a timely manner and the Program Administrator’s management of the Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Portfolio’s prospectus for more information regarding the Portfolio’s exposure to liquidity risk and other risks.

NOTE 13 — MARKET DISRUPTION

The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolio. Any of these occurrences could disrupt the operations of the Portfolio and of the Portfolio’s service providers.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2021, the Portfolio declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Class ADV	$0.4092	$0.2042	$0.1219	July 14, 2021	July 12, 2021
Class I	$0.4462	$0.2042	$0.1219	July 14, 2021	July 12, 2021
Class S	$0.4205	$0.2042	$0.1219	July 14, 2021	July 12, 2021

The Portfolio has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financials statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than above, no such subsequent events were identified.

13

VOYA GLOBAL PERSPECTIVES® PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
704,576	Voya Emerging Markets Index Portfolio — Class I	$10,336,133	9.9
1,063,735	Voya Global Bond Fund — Class R6	10,211,861	9.8
1,193,132	Voya GNMA Income Fund — Class R6	10,129,692	9.7
1,036,464	Voya High Yield Portfolio — Class I	10,406,102	10.0
339,753	Voya Index Plus LargeCap Portfolio — Class I	10,739,588	10.3
883,267	Voya International Index Portfolio — Class I	10,431,388	10.0
527,829	Voya MidCap Opportunities Portfolio — Class R6	10,767,704	10.3
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
481,990	Voya Small Company Portfolio — Class R6	$10,169,985	9.7
936,416	Voya U.S. Bond Index Portfolio — Class I	10,281,850	9.9
882,400	VY® Clarion Global Real Estate Portfolio — Class I	10,977,059	10.5

	Total Mutual Funds (Cost $91,695,661)	104,451,362	100.1
	Liabilities in Excess of Other Assets	(55,002)	(0.1)
	Net Assets	$104,396,360	100.0

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Mutual Funds	$104,451,362	$—	$—	$104,451,362
Total Investments, at fair value	$104,451,362	$—	$—	$104,451,362

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/21	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$5,968,219	$5,197,983.00	$(773,256)	$(56,813)	$10,336,133	$93,583	$442,202	$—
Voya Global Bond Fund — Class R6	18,187,469	744,086	(7,953,132)	(766,562)	10,211,861	29,727	154,357	—
Voya GNMA Income Fund — Class R6	17,346,211	1,607,330	(8,651,185)	(172,664)	10,129,692	91,747	39,152	—
Voya High Yield Portfolio — Class I	18,399,706	920,005	(8,891,196)	(22,413)	10,406,102	399,473	63,373	—
Voya Index Plus LargeCap Portfolio — Class I	5,676,567	5,642,955	(653,397)	73,463	10,739,588	108,847	270,408	678,049
Voya International Index Portfolio — Class I	5,752,163	5,267,729	(689,025)	100,521	10,431,388	212,976	310,376	—
Voya MidCap Opportunities Portfolio — Class R6	6,058,058	5,209,073	(770,567)	271,140	10,767,704	—	539,370	—
Voya Small Company Portfolio — Class R6	6,576,518	4,726,769	(1,038,471)	(94,831)	10,169,985	15,717	785,286	38,711

See Accompanying Notes to Financial Statements

14

VOYA GLOBAL PERSPECTIVES® PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Issuer	Beginning Fair Value at 12/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/21	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya U.S. Bond Index Portfolio — Class I	$17,285,290	$1,777,841	$(8,238,283)	$(542,998)	$10,281,850	$188,995	$(51,021)	$—
VY® Clarion Global Real Estate Portfolio — Class I	5,628,217	4,917,758	(715,084)	1,146,168	10,977,059	—	160,372	—
	$106,878,418	$36,011,529	$(38,373,596)	$(64,989)	$104,451,362	$1,141,065	$2,713,875	$716,760

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $92,534,338.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$13,262,619
Gross Unrealized Depreciation	(1,345,595)
Net Unrealized Appreciation	$11,917,024

See Accompanying Notes to Financial Statements

15

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com
VPSAR-VITFOFAIS (0621-082021)

Semi-Annual Report

June 30, 2021

Classes ADV and I

Voya Investors Trust

■	Voya Retirement Conservative Portfolio	■	Voya Retirement Moderate Portfolio
■	Voya Retirement Growth Portfolio	■	Voya Retirement Moderate Growth Portfolio

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-866-345-5954. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT voyainvestments.com

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Global Economy Still on Road to Recovery

Dear Shareholder,

The reporting period covered in this report roughly coincides with the progress made in fighting the COVID-19 pandemic. With the development of vaccines in the fall of 2020, the world began to turn the tables on the virus. It became possible to relax the aggressive countermeasures that shut down the global economy and turned so many lives inside out. Economic progress in 2021 has closely paralleled progress in getting populations vaccinated. Although infection from new viral variants remains a threat, many nations including the United States have not reimposed lockdowns, and global economic momentum is continuing. Broadening business activity has intensified supply and demand imbalances, pressuring prices higher. While we’re likely to see a higher base rate of inflation, we do not believe that the U.S. Federal Reserve Board will have to dramatically raise interest rates to stave it off.

While the economy and financial markets appear to be upholding their recent strength and in our opinion are expected to continue doing so this year, it’s always possible that something unexpected could crop up. Therefore, in our view, it bears repeating that one should invest to achieve one’s long-term goals, and not seek to beat the market today, this week, this month or this year. Keep focused on your long-term goals and don’t get distracted by short-term news, however compelling the headlines. Should your long-term goals change, discuss the situation thoroughly with your investment advisor before making any changes to your investment portfolio.

Regardless of events, at Voya we believe that we remain well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Dina Santoro
President
Voya Family of Funds
July 22, 2021

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2021**	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2021**
Voya Retirement Conservative Portfolio
Class ADV	$1,000.00	$1,028.50	0.55%	$2.77	$1,000.00	$1,022.07	0.55%	$2.76
Class I	1,000.00	1,029.00	0.30	1.51	$1,000.00	1,023.31	0.30	1.51
Voya Retirement Growth Portfolio
Class ADV	$1,000.00	$1,094.90	0.70%	$3.64	$1,000.00	$1,021.32	0.70%	$3.51
Class I	1,000.00	1,097.30	0.28	1.46	1,000.00	1,023.41	0.28	1.40
Voya Retirement Moderate Portfolio
Class ADV	$1,000.00	$1,058.80	0.63%	$3.22	$1,000.00	$1,021.67	0.63%	$3.16
Class I	1,000.00	1,060.50	0.29	1.48	1,000.00	1,023.36	0.29	1.45
Voya Retirement Moderate Growth Portfolio
Class ADV	$1,000.00	$1,081.30	0.67%	$3.46	$1,000.00	$1,021.47	0.67%	$3.36
Class I	1,000.00	1,083.70	0.28	1.45	1,000.00	1,023.41	0.28	1.40

*	The annualized expense ratios do not include expenses of the underlying funds.
**	Expenses are equal to each Portfolios’ respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

2

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2021 (UNAUDITED)

	Voya Retirement Conservative Portfolio	Voya Retirement Growth Portfolio	Voya Retirement Moderate Portfolio	Voya Retirement Moderate Growth Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$417,748,694	$2,521,653,250	$965,656,480	$1,735,667,152
Investments in unaffiliated underlying funds at fair value**	17,408,222	64,954,204	40,355,643	44,598,197
Cash	243,079	1,343,010	563,527	964,171
Receivables:
Investments in affiliated underlying funds sold	71,904	434,448	146,125	—
Fund shares sold	812	10,234	12,186	877,299
Dividends	148	1,165	634	864
Prepaid expenses	122	701	277	483
Other assets	17,950	161,686	63,572	110,333
Total assets	435,490,931	2,588,558,698	1,006,798,444	1,782,218,499
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	—	—	—	663,090
Payable for fund shares redeemed	72,716	444,682	158,311	214,209
Payable for investment management fees	89,265	518,920	206,452	359,410
Payable for distribution and shareholder service fees	89,814	883,732	275,212	559,284
Payable to trustees under the deferred compensation plan (Note 6)	17,950	161,686	63,572	110,333
Payable for trustee fees	2,183	12,839	5,014	8,810
Other accrued expenses and liabilities	35,010	207,378	78,348	158,488
Total liabilities	306,938	2,229,237	786,909	2,073,624
NET ASSETS	$435,183,993	$2,586,329,461	$1,006,011,535	$1,780,144,875

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$322,892,707	$1,858,352,854	$784,685,992	$1,325,527,147
Total distributable earnings	112,291,286	727,976,607	221,325,543	454,617,728
NET ASSETS	$435,183,993	$2,586,329,461	$1,006,011,535	$1,780,144,875

* Cost of investments in affiliated underlying funds	$346,815,122	$2,024,049,851	$841,185,884	$1,434,928,173
**Cost of investments in unaffiliated underlying funds	$14,879,561	$60,103,080	$37,152,810	$41,526,247

Class ADV
Net assets	$433,494,743	$2,532,828,000	$980,784,930	$1,753,110,826
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	42,840,703	167,590,248	75,684,960	126,748,148
Net asset value and redemption price per share	$10.12	$15.11	$12.96	$13.83

Class I
Net assets	$1,689,250	$53,501,461	$25,226,605	$27,034,049
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	163,932	3,512,005	1,918,176	1,969,031
Net asset value and redemption price per share	$10.30	$15.23	$13.15	$13.73

See Accompanying Notes to Financial Statements

3

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2021 (UNAUDITED)

	Voya Retirement Conservative Portfolio	Voya Retirement Growth Portfolio	Voya Retirement Moderate Portfolio	Voya Retirement Moderate Growth Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$3,895,981	$15,912,793	$6,907,536	$10,428,669
Dividends from unaffiliated underlying funds	343,377	909,990	793,689	933,899
Total investment income	4,239,358	16,822,783	7,701,225	11,362,568
EXPENSES:
Investment management fees	539,690	3,108,229	1,238,883	2,150,327
Distribution and shareholder service fees:
Class ADV	1,079,471	6,237,899	2,427,448	4,304,719
Transfer agent fees:
Class ADV	25,775	18,791	25,534	24,910
Class I	81	389	617	370
Shareholder reporting expense	18,516	29,322	13,032	20,453
Professional fees	9,050	40,725	16,919	29,503
Custody and accounting expense	15,566	58,431	19,616	47,210
Trustee fees	8,735	51,357	20,053	35,238
Miscellaneous expense	36,654	224,634	95,702	174,897
Interest expense	—	—	30	—
Total expenses	1,733,538	9,769,777	3,857,834	6,787,627
Waived and reimbursed fees	(535,417)	(936,919)	(770,466)	(952,195)
Net expenses	1,198,121	8,832,858	3,087,368	5,835,432
Net investment income	3,041,237	7,989,925	4,613,857	5,527,136

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	17,646,407	74,527,301	30,400,732	45,230,704
Sale of unaffiliated underlying funds	3,093,968	3,988,952	7,183,662	6,231,308
Capital gain distributions from affiliated underlying funds	774,472	16,241,514	2,697,351	6,353,964
Net realized gain	21,514,847	94,757,767	40,281,745	57,815,976
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(9,666,356)	133,816,665	19,354,611	80,010,120
Unaffiliated underlying funds	(2,867,576)	(3,318,445)	(6,650,061)	(5,596,510)
Net change in unrealized appreciation (depreciation)	(12,533,932)	130,498,220	12,704,550	74,413,610
Net realized and unrealized gain	8,980,915	225,255,987	52,986,295	132,229,586
Increase in net assets resulting from operations	$12,022,152	$233,245,912	$57,600,152	$137,756,722

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Retirement Conservative Portfolio		Voya Retirement Growth Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$3,041,237	$8,119,791	$7,989,925	$39,079,264
Net realized gain	21,514,847	9,598,654	94,757,767	105,349,183
Net change in unrealized appreciation (depreciation)	(12,533,932)	25,055,594	130,498,220	159,092,911
Increase in net assets resulting from operations	12,022,152	42,774,039	233,245,912	303,521,358

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(17,990,939)	—	(153,007,477)
Class I	—	(10,866)	—	(3,182,685)
Total distributions	—	(18,001,805)	—	(156,190,162)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	13,624,764	40,843,106	4,363,870	5,729,227
Reinvestment of distributions	—	18,001,763	—	156,190,162
	13,624,764	58,844,869	4,363,870	161,919,389
Cost of shares redeemed	(36,683,776)	(62,275,274)	(202,652,997)	(359,765,955)
Net decrease in net assets resulting from capital share transactions	(23,059,012)	(3,430,405)	(198,289,127)	(197,846,566)
Net increase (decrease) in net assets	(11,036,860)	21,341,829	34,956,785	(50,515,370)

NET ASSETS:
Beginning of year or period	446,220,853	424,879,024	2,551,372,676	2,601,888,046
End of year or period	$435,183,993	$446,220,853	$2,586,329,461	$2,551,372,676

See Accompanying Notes to Financial Statements

5

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Retirement Moderate Portfolio		Voya Retirement Moderate Growth Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$4,613,857	$16,997,250	$5,527,136	$27,998,656
Net realized gain	40,281,745	43,844,295	57,815,976	77,932,621
Net change in unrealized appreciation (depreciation)	12,704,550	49,381,079	74,413,610	99,587,089
Increase in net assets resulting from operations	57,600,152	110,222,624	137,756,722	205,518,366

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(52,487,462)	—	(108,214,037)
Class I	—	(1,264,412)	—	(1,553,761)
Total distributions	—	(53,751,874)	—	(109,767,798)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,698,587	17,324,081	7,067,364	12,142,256
Reinvestment of distributions	—	53,751,874	—	109,767,798
	9,698,587	71,075,955	7,067,364	121,910,054
Cost of shares redeemed	(72,346,550)	(146,655,932)	(125,910,829)	(248,009,042)
Net decrease in net assets resulting from capital share transactions	(62,647,963)	(75,579,977)	(118,843,465)	(126,098,988)
Net increase (decrease) in net assets	(5,047,811)	(19,109,227)	18,913,257	(30,348,420)

NET ASSETS:
Beginning of year or period	1,011,059,346	1,030,168,573	1,761,231,618	1,791,580,038
End of year or period	$1,006,011,535	$1,011,059,346	$1,780,144,875	$1,761,231,618

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Retirement Conservative Portfolio
Class ADV
06-30-21+	9.84	0.07	•	0.21	0.28	—	—	—	—	—	10.12	2.85	0.80	0.55	0.55	1.40	433,495	16
12-31-20	9.31	0.18		0.75	0.93	0.17	0.23	—	0.41	—	9.84	10.33	0.77	0.52	0.52	1.90	444,944	27
12-31-19	8.57	0.17		0.98	1.15	0.17	0.24	—	0.41	—	9.31	13.61	0.78	0.53	0.53	1.82	424,756	24
12-31-18	9.24	0.17		(0.41)	(0.24)	0.17	0.26	—	0.43	—	8.57	(2.74)	0.77	0.52	0.52	1.74	400,267	33
12-31-17	8.89	0.14	•	0.54	0.68	0.13	0.20	—	0.33	—	9.24	7.76	0.76	0.51	0.51	1.57	456,710	15
12-31-16	8.81	0.09		0.32	0.41	0.13	0.20	—	0.33	—	8.89	4.68	0.76	0.51	0.51	1.17	507,585	23
Class I
06-30-21+	10.01	0.08	•	0.21	0.29	—	—	—	—	—	10.30	2.90	0.30	0.30	0.30	1.67	1,689	16
12-31-20	9.45	0.24	•	0.75	0.99	0.20	0.23	—	0.43	—	10.01	10.77	0.27	0.27	0.27	2.47	1,276	27
12-31-19	8.70	0.21	•	0.98	1.19	0.20	0.24	—	0.44	—	9.45	13.81	0.28	0.28	0.28	2.31	123	24
12-31-18	9.38	0.19	•	(0.41)	(0.22)	0.20	0.26	—	0.46	—	8.70	(2.54)	0.27	0.27	0.27	2.11	34	33
12-31-17	9.04	0.31	•	0.39	0.70	0.16	0.20	—	0.36	—	9.38	7.81	0.26	0.26	0.26	3.44	17	15
12-31-16	8.97	0.14		0.29	0.43	0.16	0.20	—	0.36	—	9.04	4.73	0.26	0.26	0.26	1.52	1	23
Voya Retirement Growth Portfolio
Class ADV
06-30-21+	13.80	0.04	•	1.27	1.31	—	—	—	—	—	15.11	9.49	0.78	0.70	0.70	0.62	2,532,828	11
12-31-20	13.00	0.20	•	1.44	1.64	0.30	0.54	—	0.84	—	13.80	13.64	0.76	0.68	0.68	1.62	2,499,847	27
12-31-19	11.74	0.26	•	2.20	2.46	0.24	0.96	—	1.20	—	13.00	21.55	0.76	0.68	0.68	2.04	2,553,927	40
12-31-18	13.99	0.20	•	(1.13)	(0.93)	0.23	1.09	—	1.32	—	11.74	(7.47)	0.76	0.68	0.68	1.49	2,449,356	20
12-31-17	13.10	0.19	•	1.91	2.10	0.25	0.96	—	1.21	—	13.99	16.66	0.76	0.68	0.68	1.37	3,018,225	11
12-31-16	13.14	0.19	•	0.76	0.95	0.30	0.69	—	0.99	—	13.10	7.31	0.76	0.68	0.68	1.45	3,275,638	17
Class I
06-30-21+	13.88	0.08	•	1.27	1.35	—	—	—	—	—	15.23	9.73	0.28	0.28	0.28	1.05	53,501	11
12-31-20	13.08	0.27		1.43	1.70	0.36	0.54	—	0.90	—	13.88	14.11	0.26	0.26	0.26	2.07	51,526	27
12-31-19	11.81	0.31	•	2.22	2.53	0.30	0.96	—	1.26	—	13.08	22.09	0.26	0.26	0.26	2.48	47,961	40
12-31-18	14.07	0.26		(1.13)	(0.87)	0.30	1.09	—	1.39	—	11.81	(7.05)	0.26	0.26	0.26	1.94	44,463	20
12-31-17	13.18	0.25	•	1.91	2.16	0.31	0.96	—	1.27	—	14.07	17.11	0.26	0.26	0.26	1.84	49,040	11
12-31-16	13.22	0.25		0.76	1.01	0.36	0.69	—	1.05	—	13.18	7.80	0.26	0.26	0.26	1.93	47,460	17
Voya Retirement Moderate Portfolio
Class ADV
06-30-21+	12.24	0.06	•	0.66	0.72	—	—	—	—	—	12.96	5.88	0.79	0.63	0.63	0.92	980,785	15
12-31-20	11.55	0.20	•	1.14	1.34	0.25	0.40	—	0.65	—	12.24	12.17	0.77	0.61	0.61	1.73	988,153	28
12-31-19	10.51	0.22	•	1.54	1.76	0.22	0.50	—	0.73	—	11.55	17.14	0.77	0.61	0.61	1.96	1,008,727	31
12-31-18	11.79	0.19	•	(0.75)	(0.56)	0.21	0.51	—	0.72	—	10.51	(5.07)	0.77	0.61	0.61	1.68	972,232	27
12-31-17	11.35	0.17	•	1.14	1.31	0.20	0.67	—	0.87	—	11.79	11.82	0.76	0.60	0.60	1.50	1,170,685	12
12-31-16	11.49	0.15	•	0.51	0.66	0.23	0.57	—	0.80	—	11.35	5.78	0.76	0.60	0.60	1.34	1,257,324	15
Class I
06-30-21+	12.40	0.08	•	0.67	0.75	—	—	—	—	—	13.15	6.05	0.29	0.29	0.29	1.27	25,227	15
12-31-20	11.70	0.24		1.15	1.39	0.29	0.40	—	0.69	—	12.40	12.51	0.27	0.27	0.27	2.06	22,906	28
12-31-19	10.64	0.25		1.58	1.83	0.27	0.50	—	0.77	—	11.70	17.56	0.27	0.27	0.27	2.35	21,441	31
12-31-18	11.93	0.24		(0.76)	(0.52)	0.26	0.51	—	0.77	—	10.64	(4.73)	0.27	0.27	0.27	2.03	17,307	27
12-31-17	11.48	0.22		1.14	1.36	0.24	0.67	—	0.91	—	11.93	12.21	0.26	0.26	0.26	1.86	19,580	12
12-31-16	11.62	0.20	•	0.51	0.71	0.28	0.57	—	0.85	—	11.48	6.12	0.26	0.26	0.26	1.68	17,956	15

See Accompanying Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Retirement Moderate Growth Portfolio
Class ADV
06-30-21+	12.79	0.04	•	1.00	1.04	—	—	—	—	—	13.83	8.13	0.78	0.67	0.67	0.63	1,753,111	10
12-31-20	12.10	0.20	•	1.29	1.49	0.27	0.53	—	0.80	—	12.79	13.15	0.76	0.65	0.65	1.66	1,736,505	28
12-31-19	10.97	0.23	•	1.91	2.14	0.23	0.78	—	1.01	—	12.10	20.02	0.76	0.65	0.65	1.98	1,769,060	39
12-31-18	12.80	0.19	•	(0.91)	(0.72)	0.22	0.89	—	1.11	—	10.97	(6.30)	0.76	0.65	0.65	1.56	1,716,501	22
12-31-17	12.23	0.18	•	1.53	1.71	0.23	0.91	—	1.14	—	12.80	14.56	0.76	0.65	0.65	1.42	2,111,439	10
12-31-16	12.76	0.18	•	0.67	0.85	0.28	1.10	—	1.38	—	12.23	6.81	0.76	0.65	0.65	1.46	2,275,963	16
Class I
06-30-21+	12.67	0.07	•	0.99	1.06	—	—	—	—	—	13.73	8.37	0.28	0.28	0.28	1.03	27,034	10
12-31-20	12.00	0.25		1.27	1.52	0.32	0.53	—	0.85	—	12.67	13.59	0.26	0.26	0.26	2.10	24,726	28
12-31-19	10.90	0.29		1.87	2.16	0.28	0.78	—	1.06	—	12.00	20.40	0.26	0.26	0.26	2.41	22,520	39
12-31-18	12.73	0.24	•	(0.90)	(0.66)	0.28	0.89	—	1.17	—	10.90	(5.90)	0.26	0.26	0.26	1.97	19,816	22
12-31-17	12.17	0.24		1.52	1.76	0.29	0.91	—	1.20	—	12.73	15.05	0.26	0.26	0.26	1.84	24,017	10
12-31-16	12.71	0.24		0.66	0.90	0.34	1.10	—	1.44	—	12.17	7.25	0.26	0.26	0.26	1.86	22,088	16

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

8

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust currently consists of twenty-two active separate investment series. The four series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Retirement Conservative Portfolio (“Conservative”), Voya Retirement Growth Portfolio (“Growth”), Voya Retirement Moderate Portfolio (“Moderate”) and Voya Retirement Moderate Growth Portfolio (“Moderate Growth”), each a diversified series of the Trust.

The classes of shares included in this report are: Adviser (“Class ADV”) and Institutional (“Class I”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean

9

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

“Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends and capital gain distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

D.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the period ended June 30, 2021, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
Conservative	$70,077,980	$90,003,820
Growth	290,064,771	480,126,249
Moderate	151,381,175	209,182,271
Moderate Growth	169,696,478	282,749,790

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on: 0.24% of each Portfolio’s average daily net assets invested in affiliated Underlying Funds and 0.34% of each Portfolio’s average daily net assets invested in

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

unaffiliated Underlying Funds and/or other direct investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service and distribution plan (the “Agreement”) for the Class ADV shares of each Portfolio. The Agreement compensates the Distributor for the provision of shareholder services and/or account maintenance services and the distribution of shares to direct or indirect beneficial owners of Class ADV shares. Under the Agreement, each Portfolio makes payments to the Distributor a shareholder service fee of 0.25% and a distribution fee of 0.25% of each Portfolio’s average daily net assets attributable to Class ADV shares. The Distributor has contractually agreed to waive 0.2480%, 0.0751%, 0.1587% and 0.1106% of the distribution fee for the Class ADV shares of Conservative, Growth, Moderate and Moderate Growth, respectively. The actual distribution fee to be paid by Conservative, Growth, Moderate and Moderate Growth is at an annual rate of 0.002%, 0.1749%, 0.0913% and 0.1394%, respectively. Any fees waived are not subject to recoupment. Termination or modification of this obligation requires approval by the Board.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2021, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
Voya Institutional Trust	Conservative	23.41%
Company	Moderate	9.28

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the

Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2021, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Conservative	$25,628
Growth	18,126
Moderate	25,735
Moderate Growth	24,460

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:

Portfolio(1)	Class ADV	Class I
Conservative	0.92%	0.67%
Growth	1.07%	0.82%
Moderate	1.00%	0.75%
Moderate Growth	1.04%	0.79%

(1)	The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2021, the Portfolios did not have any amount of waived and/or reimbursed fees that would be subject to possible recoupment.

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

The Expense Limitation Agreement is contractual through May 1, 2022 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 14, 2021, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 13, 2022. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to

0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 14, 2021, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 14, 2021.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolio utilized the line of credit during the period ended June 30, 2021:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Moderate	1	$842,000	1.28%

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Conservative
Class ADV
6/30/2021	1,328,786	—	—	(3,700,515)	(2,371,729)	13,188,008	—	—	(36,616,813)	(23,428,805)
12/31/2020	4,256,388	—	1,944,966	(6,634,142)	(432,788)	39,635,918	—	17,990,939	(62,155,170)	(4,528,313)
Class I
6/30/2021	43,021	—	—	(6,606)	36,415	436,756	—	—	(66,963)	369,793
12/31/2020	125,961	—	1,152	(12,611)	114,502	1,207,188	—	10,824	(120,104)	1,097,908
Growth
Class ADV
6/30/2021	243,051	—	—	(13,797,709)	(13,554,658)	3,514,448	—	—	(198,948,880)	(195,434,432)
12/31/2020	321,392	—	12,825,438	(28,472,537)	(15,325,707)	4,052,122	—	153,007,477	(355,248,330)	(198,188,731)
Class I
6/30/2021	57,934	—	—	(257,918)	(199,984)	849,422	—	—	(3,704,117)	(2,854,695)
12/31/2020	133,896	—	265,888	(355,170)	44,614	1,677,105	—	3,182,685	(4,517,625)	342,165
Moderate
Class ADV
6/30/2021	642,229	—	—	(5,719,103)	(5,076,874)	8,027,467	—	—	(71,587,278)	(63,559,811)
12/31/2020	1,301,983	—	4,732,864	(12,598,365)	(6,563,518)	14,929,166	—	52,487,462	(143,122,779)	(75,706,151)
Class I
6/30/2021	129,799	—	—	(59,490)	70,309	1,671,120	—	—	(759,272)	911,848
12/31/2020	207,289	—	112,693	(305,055)	14,927	2,394,915	—	1,264,412	(3,533,153)	126,174
Moderate Growth
Class ADV
6/30/2021	446,566	—	—	(9,460,206)	(9,013,640)	5,976,908	—	—	(125,063,908)	(119,087,000)
12/31/2020	930,035	—	9,576,463	(20,975,881)	(10,469,383)	11,039,280	—	108,214,036	(246,168,011)	(126,914,695)
Class I
6/30/2021	82,123	—	—	(64,321)	17,802	1,090,456	—	—	(846,921)	243,535
12/31/2020	93,413	—	139,101	(158,133)	74,381	1,102,976	—	1,553,762	(1,841,031)	815,707

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2020		Year Ended December 31, 2019
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Conservative	$9,996,344	$8,005,461	$7,825,835	$10,731,399
Growth	56,076,516	100,113,646	47,827,676	189,158,558
Moderate	21,827,057	31,924,817	19,898,150	44,347,762
Moderate Growth	37,863,570	71,904,228	33,939,686	114,019,231

The tax-basis components of distributable earnings as of December 31, 2020 were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
Conservative	$10,972,829	$7,240,352	$82,065,311
Growth	43,259,985	105,152,952	346,415,215
Moderate	18,952,902	40,539,619	104,267,393
Moderate Growth	31,041,311	74,552,320	211,327,847

At December 31, 2020, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of June 30, 2021, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 11 — LONDON INTERBANK OFFERED RATE
(“LIBOR”) (continued)

remainder of LIBOR publications to still end at the end of 2021.

NOTE 12 — LIQUIDITY

Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.

During the period covered by the annual assessment, January 1, 2020 through December 31, 2020, the Program supported the Portfolios’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.

NOTE 13 — MARKET DISRUPTION

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2021, the Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Conservative
Class ADV	$0.2132	$0.0431	$0.1692	July 14, 2021	July 12, 2021
Class I	$0.2392	$0.0431	$0.1692	July 14, 2021	July 12, 2021
Growth
Class ADV	$0.2530	$—	$0.6178	July 14, 2021	July 12, 2021
Class I	$0.3129	$—	$0.6178	July 14, 2021	July 12, 2021
Moderate
Class ADV	$0.2438	$—	$0.5238	July 14, 2021	July 12, 2021
Class I	$0.2871	$—	$0.5238	July 14, 2021	July 12, 2021
Moderate Growth
Class ADV	$0.2415	$—	$0.5818	July 14, 2021	July 12, 2021
Class I	$0.2926	$—	$0.5818	July 14, 2021	July 12, 2021

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

16

VOYA RETIREMENT CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 4.0%
278,487	Schwab U.S. TIPS ETF	$17,408,222	4.0
	Total Exchange-Traded Funds (Cost $14,879,561)	17,408,222	4.0
MUTUAL FUNDS: 96.0%
	Affiliated Investment Companies: 96.0%
587,334	Voya Emerging Markets Index Portfolio — Class I	8,616,187	2.0
1,084,449	Voya International Index Portfolio — Class I	12,807,349	2.9
941,140	Voya RussellTM Mid Cap Index Portfolio — Class I	12,959,492	3.0
1,737,469	Voya Short Term Bond Fund — Class R6	17,339,942	4.0
25,800,253	Voya U.S. Bond Index Portfolio — Class I	283,286,781	65.1
3,795,364	Voya U.S. Stock Index Portfolio — Class I	82,738,943	19.0
	Total Mutual Funds (Cost $346,815,122)	417,748,694	96.0
	Total Investments in Securities (Cost $361,694,683)	$435,156,916	100.0
	Assets in Excess of Other Liabilities	27,077	0.0
	Net Assets	$435,183,993	100.0

Target Allocations as of June 30, 2021

(as a percentage of net assets)(1)

Sub Asset Class	Conservative
US Large Blend	19.0%
US Mid Cap Blend	3.0%
US Small Cap	—
International	3.0%
Emerging Markets	2.0%
Core Fixed Income	65.0%
TIPS	4.0%
Short Duration	4.0%
Total Equity	27.0%
Total Fixed Income	73.0%
Total	100.0%

(1)	As these are target allocations, the actual allocations of each Portfolio’s assets may deviate from the percentages shown. Although the Retirement Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$17,408,222	$—	$—	$17,408,222
Mutual Funds	417,748,694	—	—	417,748,694
Total Investments, at fair value	$435,156,916	$—	$—	$435,156,916

ˆ   See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements

17

VOYA RETIREMENT CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

The following table provides transactions during the year ended June 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio—Class I	$9,280,900	$497,996	$(1,435,709)	$273,000	$8,616,187	$78,419	$271,650	$—
Voya International Index Portfolio —Class I	13,658,141	505,846	(1,953,649)	597,011	12,807,349	264,722	228,669	—
Voya RussellTM Mid Cap Index Portfolio — Class I	9,153,616	5,316,355	(1,295,399)	(215,080)	12,959,492	80,737	668,208	774,472
Voya Short Term Bond Fund — Class R6	—	17,353,033	(13,091)	—	17,339,942	1,922	—	—
Voya U.S. Bond Index Portfolio — Class I	269,762,180	44,272,283	(23,198,090)	(7,549,592)	283,286,781	3,470,181	(568,669)	—
Voya U.S. Stock Index Portfolio — Class I	104,095,213	1,847,273	(20,431,848)	(2,771,695)	82,738,943	—	17,046,549	—
	$405,950,050	$69,792,786	$(48,327,786)	$(9,666,356)	$417,748,694	$3,895,981	$17,646,407	$774,472

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $365,625,537.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$69,531,379
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$69,531,379

See Accompanying Notes to Financial Statements

18

VOYA RETIREMENT GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 2.5%
1,039,101	Schwab U.S. TIPS ETF	$64,954,204	2.5
	Total Exchange-Traded Funds (Cost $60,103,080)	64,954,204	2.5

MUTUAL FUNDS: 97.5%
	Affiliated Investment Companies: 97.5%
10,505,226	Voya Emerging Markets Index Portfolio — Class I	154,111,672	5.9
23,710,398	Voya International Index Portfolio — Class I	280,019,801	10.8
16,830,181	Voya RussellTM Mid Cap Index Portfolio — Class I	231,751,599	9.0
2,820,000	Voya RussellTM Small Cap Index Portfolio — Class I	51,183,005	2.0
6,475,114	Voya Short Term Bond Fund — Class R6	64,621,637	2.5
37,924,627	Voya U.S. Bond Index Portfolio — Class I	416,412,406	16.1
60,713,446	Voya U.S. Stock Index Portfolio — Class I	1,323,553,130	51.2
	Total Mutual Funds (Cost $2,024,049,851)	2,521,653,250	97.5
	Total Investments in Securities (Cost $2,084,152,931)	$2,586,607,454	100.0
	Liabilities in Excess of Other Assets	(277,993)	—
	Net Assets	$2,586,329,461	100.0

Target Allocations as of June 30, 2021

(as a percentage of net assets)(1)

Sub Asset Class	Growth
US Large Blend	51.0%
US Mid Cap Blend	9.0%
US Small Cap	2.0%
International	11.0%
Emerging Markets	6.0%
Core Fixed Income	16.0%
TIPS	2.5%
Short Duration	2.5%
Total Equity	79.0%
Total Fixed Income	21.0%
Total	100.0%

(1)	As these are target allocations, the actual allocations of each Portfolio’s assets may deviate from the percentages shown. Although the Retirement Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$64,954,204	$—	$—	$64,954,204
Mutual Funds	2,521,653,250	—	—	2,521,653,250
Total Investments, at fair value	$2,586,607,454	$—	$—	$2,586,607,454

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

See Accompanying Notes to Financial Statements

19

VOYA RETIREMENT GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

The following table provides transactions during the year ended June 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$131,025,942	$35,261,002	$(17,118,559)	$4,943,287	$154,111,672	$1,174,835	$2,758,635	$—
Voya International Index Portfolio — Class I	282,789,434	9,916,031	(26,161,700)	13,476,036	280,019,801	5,816,505	4,327,478	—
Voya RussellTM Mid Cap Index Portfolio — Class I	180,962,300	69,898,547	(28,939,173)	9,829,925	231,751,599	1,693,145	(1,053,149)	16,241,514
Voya RussellTM Small Cap Index Portfolio — Class I	53,641,387	1,318,844	(9,032,509)	5,255,283	51,183,005	307,268	2,795,419	—
Voya Short Term Bond Fund — Class R6	—	64,743,186	(121,549)	—	64,621,637	7,164	—	—
Voya U.S. Bond Index Portfolio — Class I	523,151,303	82,472,574	(166,045,371)	(23,166,100)	416,412,406	6,913,876	7,105,782	—
Voya U.S. Stock Index Portfolio — Class I	1,277,778,093	22,992,296	(100,695,493)	123,478,234	1,323,553,130	—	58,593,136	—
	$2,449,348,459	$286,602,480	$(348,114,354)	$133,816,665	$2,521,653,250	$15,912,793	$74,527,301	$16,241,514

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $2,109,694,019.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$476,913,435
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$476,913,435

See Accompanying Notes to Financial Statements

20

VOYA RETIREMENT MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 4.0%
645,587	Schwab U.S. TIPS ETF	$40,355,643	4.0
	Total Exchange-Traded Funds (Cost $37,152,810)	40,355,643	4.0

MUTUAL FUNDS: 96.0%
	Affiliated Investment Companies: 96.0%
2,038,559	Voya Emerging Markets Index Portfolio — Class I	29,905,655	3.0
4,182,232	Voya International Index Portfolio — Class I	49,392,165	4.9
2,902,934	Voya RussellTM Mid Cap Index Portfolio — Class I	39,973,404	4.0
4,020,380	Voya Short Term Bond Fund — Class R6	40,123,395	4.0
41,317,477	Voya U.S. Bond Index Portfolio — Class I	453,665,895	45.1
16,174,127	Voya U.S. Stock Index Portfolio — Class I	352,595,966	35.0
	Total Mutual Funds (Cost $841,185,884)	965,656,480	96.0
	Total Investments in Securities (Cost $878,338,694)	$1,006,012,123	100.0
	Liabilities in Excess of Other Assets	(588)	—
	Net Assets	$1,006,011,535	100.0

Target Allocations as of June 30, 2021

(as a percentage of net assets)(1)

Sub Asset Class	Moderate
US Large Blend	35.0%
US Mid Cap Blend	4.0%
US Small Cap	—
International	5.0%
Emerging Markets	3.0%
Core Fixed Income	45.0%
TIPS	4.0%
Short Duration	4.0%
Total Equity	47.0%
Total Fixed Income	53.0%
Total	100.0%

(1)	As these are target allocations, the actual allocations of each Portfolio’s assets may deviate from the percentages shown. Although the Retirement Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$40,355,643	$—	$—	$40,355,643
Mutual Funds	965,656,480	—	—	965,656,480
Total Investments, at fair value	$1,006,012,123	$—	$—	$1,006,012,123

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

See Accompanying Notes to Financial Statements

21

VOYA RETIREMENT MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

The following table provides transactions during the year ended June 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$31,385,258	$1,772,848	$(4,218,726)	$966,275	$29,905,655	$273,141	$904,593	$—
Voya International Index Portfolio —Class I	51,316,689	1,202,183	(5,402,106)	2,275,399	49,392,165	1,024,455	882,859	—
Voya RussellTM Mid Cap Index Portfolio — Class I	30,957,952	13,081,028	(4,837,695)	772,119	39,973,404	281,193	743,266	2,697,351
Voya Short Term Bond Fund — Class R6	—	40,224,548	(101,153)	—	40,123,395	4,451	—	—
Voya U.S. Bond Index Portfolio — Class I	407,923,533	92,651,100	(33,571,986)	(13,336,752)	453,665,895	5,324,296	1,053,681	—
Voya U.S. Stock Index Portfolio — Class I	397,896,436	1,386,279	(75,364,319)	28,677,570	352,595,966	—	26,816,333	—
	$919,479,868	$150,317,986	$(123,495,985)	$19,354,611	$965,656,480	$6,907,536	$30,400,732	$2,697,351

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $889,040,181.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$116,971,943
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$116,971,943

See Accompanying Notes to Financial Statements

22

VOYA RETIREMENT MODERATE GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 2.5%
713,457	Schwab U.S. TIPS ETF	$44,598,197	2.5
	Total Exchange-Traded Funds (Cost $41,526,247)	44,598,197	2.5

MUTUAL FUNDS: 97.5%
	Affiliated Investment Companies: 97.5%
4,813,357	Voya Emerging Markets Index Portfolio — Class I	70,611,942	4.0
10,368,827	Voya International Index Portfolio — Class I	122,455,853	6.9
7,712,961	Voya RussellTM Mid Cap Index Portfolio — Class I	106,207,474	5.9
4,449,704	Voya Short Term Bond Fund — Class R6	44,408,049	2.5
45,558,350	Voya U.S. Bond Index Portfolio — Class I	500,230,684	28.1
40,906,108	Voya U.S. Stock Index Portfolio — Class I	891,753,150	50.1
	Total Mutual Funds (Cost $1,434,928,173)	1,735,667,152	97.5
	Total Investments in Securities (Cost $1,476,454,420)	$1,780,265,349	100.0
	Liabilities in Excess of Other Assets	(120,474)	—
	Net Assets	$1,780,144,875	100.0

Target Allocations as of June 30, 2021

(as a percentage of net assets)(1)

Sub Asset Class	Moderate Growth
US Large Blend	50.0%
US Mid Cap Blend	6.0%
US Small Cap	—
International	7.0%
Emerging Markets	4.0%
Core Fixed Income	28.0%
TIPS	2.5%
Short Duration	2.5%
Total Equity	67.0%
Total Fixed Income	33.0%
Total	100.0%

(1)	As these are target allocations, the actual allocations of each Portfolio’s assets may deviate from the percentages shown. Although the Retirement Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$44,598,197	$—	$—	$44,598,197
Mutual Funds	1,735,667,152	—	—	1,735,667,152
Total Investments, at fair value	$1,780,265,349	$—	$—	$1,780,265,349

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

See Accompanying Notes to Financial Statements

23

VOYA RETIREMENT MODERATE GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

The following table provides transactions during the year ended June 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$72,636,240	$4,791,244	$(9,469,086)	$2,653,544	$70,611,942	$643,454	$1,697,264	$—
Voya International Index Portfolio — Class I	124,705,545	3,894,665	(11,998,658)	5,854,301	122,455,853	2,534,032	1,899,704	—
Voya RussellTM Mid Cap Index Portfolio — Class I	71,650,321	42,649,217	(10,857,660)	2,765,596	106,207,474	662,388	685,284	6,353,964
Voya Short Term Bond Fund — Class R6	—	44,469,896	(61,847)	—	44,408,049	4,921	—	—
Voya U.S. Bond Index Portfolio — Class I	501,027,094	70,064,843	(53,879,730)	(16,981,523)	500,230,684	6,583,874	1,784,414	—
Voya U.S. Stock Index Portfolio — Class I	885,471,919	1,041,675	(80,478,646)	85,718,202	891,753,150	—	39,164,038	—
	$1,655,491,119	$166,911,540	$(166,745,627)	$80,010,120	$1,735,667,152	$10,428,669	$45,230,704	$6,353,964

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,494,523,892.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$285,741,457
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$285,741,457

See Accompanying Notes to Financial Statements

24

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com
VPSAR-RETADVI (0621-082021)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Investors Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 2, 2021

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 2, 2021